UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

1 Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2011

Date of reporting period: December 31, 2010

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Large Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.1%

Consumer Discretionary — 11.9%
Amazon.com *	71,039	$12,787
Apollo Group, Cl A *	90,700	3,582
Autoliv (A)	17,900	1,413
Autozone *	3,600	981
Bed Bath & Beyond *	92,990	4,570
Best Buy	187,614	6,433
Big Lots *	19,300	588
BorgWarner * (A)	32,861	2,378
Brinker International	6,600	138
Carnival	23,900	1,102
CBS, Cl B	48,300	920
Coach	244,362	13,516
Comcast, Cl A	291,400	6,402
Ctrip.com International ADR *	33,604	1,359
Darden Restaurants	13,000	604
DeVry	13,600	652
DIRECTV, Cl A *	39,525	1,578
Dollar Tree *	14,150	793
Eastman Kodak * (A)	411,000	2,203
Federal Mogul, Cl A *	2,600	53
Ford Motor * (A)	226,000	3,795
Fossil *	6,600	465
GameStop, Cl A * (A)	45,800	1,048
Gannett (A)	59,800	902
Gap (A)	99,000	2,192
Garmin (A)	25,700	797
General Motors * (A)	50,200	1,850
Genuine Parts	1,100	56
H&R Block (A)	7,700	92
Helen of Troy *	10,700	318
Home Depot	16,000	561
iRobot *	2,700	67
Johnson Controls	157,773	6,027
Kohl’s *	1,300	71
Liberty Global, Cl A * (A)	18,800	665
Liberty Media - Interactive, Cl A *	10,600	167
Liberty Media - Starz, Ser A *	3,000	200
Limited Brands	30,900	950
LKQ *	7,600	173
Lowe’s	531,365	13,327
Macy’s	110,200	2,788
McDonald’s	63,223	4,853
McGraw-Hill	44,400	1,617
NetFlix * (A)	23,747	4,172
News, Cl A	199,800	2,909
Nike, Cl B (A)	134,887	11,522
Nordstrom	40,507	1,717
Oxford Industries	6,000	154
PEP Boys-Manny Moe & Jack	1,500	20
PetSmart	21,300	848
Polaris Industries (A)	15,300	1,194
priceline.com *	21,325	8,521
RadioShack (A)	39,200	725
Ross Stores (A)	8,700	550
Sauer-Danfoss *	1,600	45
Staples	160,200	3,648
Starbucks	99,652	3,202

Description	Shares	Market Value ($ Thousands)

Superior Industries International	3,200	$68
Target	129,138	7,765
Timberland, Cl A *	3,300	81
Time Warner	252,023	8,108
Time Warner Cable, Cl A	34,700	2,291
TJX	80,500	3,573
TRW Automotive Holdings * (A)	41,400	2,182
Urban Outfitters * (A)	118,866	4,257
VF	35,025	3,018
Viacom, Cl B	32,400	1,283
WABCO Holdings *	2,000	122
Walt Disney	65,900	2,472
Warnaco Group *	2,000	110
Whirlpool (A)	20,500	1,821
Wolverine World Wide	2,000	64
Yum! Brands	41,500	2,035

		183,510

Consumer Staples — 6.9%
Altria Group	87,200	2,147
Archer-Daniels-Midland	71,300	2,145
Bunge (A)	10,400	681
Campbell Soup (A)	21,800	758
Casey’s General Stores	13,375	569
Coca-Cola	137,301	9,031
Coca-Cola Enterprises	39,000	976
Colgate-Palmolive	31,649	2,544
ConAgra Foods	74,600	1,684
Constellation Brands, Cl A *	57,600	1,276
Corn Products International	6,400	294
Costco Wholesale	127,639	9,217
CVS Caremark	158,600	5,515
Dean Foods *	60,300	533
Del Monte Foods	40,800	767
Diageo ADR	56,750	4,218
Dr Pepper Snapple Group	2,500	88
Herbalife	14,000	957
Kimberly-Clark	2,000	126
Kraft Foods, Cl A	22,900	722
Kroger	107,500	2,404
Lorillard	17,300	1,419
Mead Johnson Nutrition, Cl A	85,542	5,325
Molson Coors Brewing, Cl B	11,400	572
Pantry *	4,400	87
PepsiCo	135,940	8,881
Philip Morris International	31,145	1,823
Prestige Brands Holdings *	8,300	99
Procter & Gamble	383,631	24,679
Ralcorp Holdings *	3,400	221
Reynolds American	4,632	151
Safeway	91,900	2,067
Sara Lee	10,100	177
Smart Balance *	6,500	28
Smithfield Foods *	50,600	1,044
SYSCO (A)	29,500	867
Tyson Foods, Cl A	64,900	1,118
Walgreen	132,400	5,158
Wal-Mart Stores	116,472	6,281

		106,649

Energy — 8.6%
Apache	37,500	4,471

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Large Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Atwood Oceanics *	18,400	$688
BP ADR	79,500	3,511
Cameron International *	43,719	2,218
Canadian Natural Resources	210,135	9,334
Chesapeake Energy (A)	76,400	1,980
Chevron	214,528	19,576
Complete Production Services *	12,200	360
ConocoPhillips	207,409	14,125
Continental Resources * (A)	7,300	430
Denbury Resources * (A)	46,605	890
Devon Energy	45,900	3,604
Diamond Offshore Drilling (A)	10,200	682
Dril-Quip *	4,600	358
El Paso	23,000	316
EOG Resources	73,112	6,683
Exxon Mobil	133,424	9,756
FMC Technologies *	63,299	5,628
Frontier Oil	20,400	367
Halliburton	100,600	4,107
Helmerich & Payne (A)	5,400	262
Hess	72,600	5,557
Holly (A)	5,900	241
Marathon Oil	141,000	5,221
McDermott International *	24,600	509
Murphy Oil	36,900	2,751
Nabors Industries *	2,700	63
National Oilwell Varco	20,600	1,385
Nexen	43,100	987
Noble (A)	16,100	576
Occidental Petroleum	40,100	3,934
Oil States International *	13,500	865
Patterson-UTI Energy (A)	47,300	1,019
Range Resources	31,641	1,423
RPC (A)	13,350	242
Schlumberger	103,100	8,609
SEACOR Holdings	3,700	374
Southwestern Energy *	31,286	1,171
Sunoco	16,700	673
Transocean * (A)	47,900	3,330
Unit *	17,600	818
Valero Energy	130,600	3,019
Williams	48,800	1,206

		133,319

Financials — 14.8%
ACE	20,100	1,251
Aflac	63,900	3,606
Agree Realty †	2,500	66
Allstate	77,800	2,480
American Express	237,825	10,207
American Financial Group	24,700	798
American National Insurance	800	68
Ameriprise Financial	52,800	3,039
Annaly Capital Management † (A)	38,300	686
Apartment Investment & Management, Cl A †	49,500	1,279
Arch Capital Group *	10,500	924
Ashford Hospitality Trust * † (A)	3,200	31
Assurant	41,700	1,606
Axis Capital Holdings	29,700	1,066
Bancorp Rhode Island	700	20

Description	Shares	Market Value ($ Thousands)

Bank of America	1,186,612	$15,829
Bank of Hawaii (A)	18,100	854
Bank of New York Mellon	249,780	7,543
Berkshire Hathaway, Cl B *	108,700	8,708
BlackRock	8,075	1,539
Brandywine Realty Trust †	102,800	1,198
Brookfield Asset Management, Cl A	25,100	836
Capital One Financial	139,800	5,950
CBL & Associates Properties † (A)	41,500	726
Charles Schwab	250,278	4,282
Chubb	83,100	4,956
Citigroup *	2,875,300	13,600
CME Group	19,850	6,387
CNA Financial *	25,700	695
Comerica (A)	17,200	727
CommonWealth REIT †	37,250	950
Community Trust Bancorp	1,000	29
Credicorp	9,300	1,106
East West Bancorp	28,600	559
Endurance Specialty Holdings	33,500	1,543
Everest Re Group	18,600	1,578
Fifth Third Bancorp	168,100	2,468
First Citizens BancShares, Cl A	700	132
First Community Bancshares	1,800	27
First Interstate Bancsystem, Cl A	1,500	23
Franklin Resources	12,700	1,412
Fulton Financial (A)	49,800	515
Global Indemnity, Cl A *	1,200	25
Goldman Sachs Group	67,950	11,427
Hartford Financial Services Group	35,900	951
Hospitality Properties Trust †	61,600	1,419
Host Hotels & Resorts †	55,500	992
Hudson City Bancorp	92,000	1,172
Huntington Bancshares	130,200	894
IntercontinentalExchange *	32,600	3,884
Invesco Mortgage Capital †	6,600	144
Jones Lang LaSalle	19,100	1,603
JPMorgan Chase	565,981	24,009
Keycorp	148,600	1,315
Liberty Property Trust † (A)	11,500	367
Mack-Cali Realty †	16,100	532
Maiden Holdings	11,800	93
MetLife	90,100	4,004
MFA Financial †	57,100	466
Moody’s (A)	31,600	839
Morgan Stanley	163,062	4,437
Nelnet, Cl A	4,300	102
Newcastle Investment * †	6,400	43
NewStar Financial *	3,200	34
NYSE Euronext (A)	151,800	4,551
OneBeacon Insurance Group, Cl A	2,600	39
Parkway Properties †	3,200	56
Phoenix *	10,900	28
PNC Financial Services Group	61,900	3,759
Presidential Life	5,200	52
PrivateBancorp, Cl A	3,400	49
Prudential Financial	64,600	3,793

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Large Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Public Storage †	13,800	$1,400
Ramco-Gershenson Properties †	3,600	45
Reinsurance Group of America, Cl A	14,500	779
RenaissanceRe Holdings	12,000	764
Resource Capital † (A)	36,900	272
Senior Housing Properties Trust †	59,500	1,306
SLM *	13,000	164
State Street	48,900	2,266
Symetra Financial	19,200	263
T. Rowe Price Group (A)	16,300	1,052
Taubman Centers † (A)	18,900	954
Torchmark	15,400	920
Transatlantic Holdings	800	41
Travelers	84,460	4,705
Unitrin	5,600	137
Unum Group	72,300	1,751
US Bancorp	123,500	3,331
Validus Holdings	23,900	732
Vornado Realty Trust †	13,600	1,133
Washington Federal	12,900	218
Wells Fargo	768,500	23,816
WesBanco	3,600	68
Winthrop Realty Trust †	4,000	51
XL Group, Cl A	38,900	849

		229,395

Health Care — 12.4%
Abbott Laboratories	196,606	9,419
Aetna	239,700	7,313
Agilent Technologies *	12,800	530
Allergan	181,024	12,431
AmerisourceBergen	57,100	1,948
Amgen *	206,719	11,349
Becton Dickinson	13,700	1,158
Biogen Idec *	48,800	3,272
Bristol-Myers Squibb	125,400	3,321
Bruker BioSciences *	16,500	274
Cardinal Health	57,700	2,210
CareFusion *	3,600	93
Celgene *	134,037	7,927
Covance * (A)	107,974	5,551
Covidien	80,794	3,689
Cyberonics *	2,600	81
DaVita *	58,807	4,087
Eli Lilly	78,600	2,754
Express Scripts *	32,560	1,760
Forest Laboratories *	60,600	1,938
Gilead Sciences *	113,400	4,109
Health Net *	26,700	729
Hill-Rom Holdings	4,900	193
Humana *	23,700	1,297
Idexx Laboratories * (A)	58,102	4,022
Impax Laboratories *	13,300	267
Intuitive Surgical *	20,380	5,253
Invacare (A)	6,100	184
Johnson & Johnson	281,963	17,439
King Pharmaceuticals *	46,400	652
Laboratory Corp of America Holdings * (A)	18,789	1,652

Description	Shares	Market Value ($ Thousands)

Life Technologies *	19,900	$1,105
McKesson	15,200	1,070
Medco Health Solutions *	107,500	6,587
Medicines *	8,600	121
Medidata Solutions *	4,800	115
Medtronic	309,150	11,466
Merck	316,582	11,410
Mylan Laboratories *	39,000	824
Novo Nordisk ADR (A)	36,900	4,154
Orthofix International *	3,000	87
Par Pharmaceutical *	2,300	89
Perrigo (A)	33,300	2,109
Pfizer	883,668	15,473
Questcor Pharmaceuticals * (A)	5,400	80
Sirona Dental Systems *	11,200	468
St. Jude Medical *	11,800	504
Thermo Fisher Scientific *	38,100	2,109
UnitedHealth Group	333,928	12,058
WellPoint *	68,100	3,872
Zimmer Holdings * (A)	22,400	1,202

		191,805

Industrials — 9.6%
3M	133,060	11,483
ABB ADR	232,599	5,222
Amerco *	800	77
Ametek	9,150	359
Applied Industrial Technologies	3,600	117
Atlas Air Worldwide Holdings *	1,500	84
Avery Dennison	5,000	212
Boeing	67,867	4,429
Caterpillar	30,537	2,860
Chicago Bridge & Iron *	11,200	369
Cooper Industries, Cl A	10,700	623
Copart *	1,500	56
Crane	12,800	526
CSX	28,500	1,841
Cubic	1,500	71
Cummins	30,775	3,386
Danaher	144,278	6,806
Deere	14,100	1,171
Dover	25,300	1,479
Dun & Bradstreet	14,400	1,182
Eaton	14,600	1,482
EMCOR Group *	23,800	690
Emerson Electric	50,810	2,905
Ennis	5,300	91
Expeditors International of Washington (A)	67,700	3,697
FedEx	16,400	1,525
Fluor	73,017	4,838
Franklin Electric	1,200	46
Gardner Denver	22,400	1,542
General Dynamics	43,000	3,051
General Electric	977,334	17,875
Goodrich	52,700	4,641
Honeywell International	8,400	447
Hubbell, Cl B	1,300	78
IDEX	4,500	176
ITT (A)	23,300	1,214
KBR	67,900	2,069
Kennametal	6,600	260

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Large Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

L-3 Communications Holdings	16,500	$1,163
Lockheed Martin	31,500	2,202
NACCO Industries, Cl A	1,400	152
Nordson	1,400	129
Norfolk Southern	31,700	1,991
Northrop Grumman	71,506	4,632
Parker Hannifin	48,500	4,185
Polypore International *	6,600	269
Precision Castparts	22,878	3,185
Quanta Services * (A)	170,700	3,400
Raytheon	67,900	3,146
Republic Services	6,200	185
Rockwell Automation	12,700	911
Rockwell Collins	47,216	2,751
Roper Industries (A)	64,173	4,905
RR Donnelley & Sons	57,000	996
Stericycle * (A)	62,126	5,027
Thomas & Betts *	14,200	686
Timken	21,400	1,021
Toro (A)	1,500	92
Union Pacific	38,600	3,577
United Continental Holdings * (A)	138,600	3,301
United Parcel Service, Cl B	6,559	476
United Technologies	119,773	9,429
US Airways Group * (A)	63,900	640
WW Grainger (A)	1,400	193

		147,624

Information Technology — 22.9%
Accenture, Cl A	100,933	4,894
Acme Packet *	11,500	611
Activision Blizzard	128,300	1,596
Adobe Systems *	326,510	10,050
Akamai Technologies *	16,800	790
Amdocs *	23,500	646
Amphenol, Cl A	87,157	4,600
Ansys *	58,328	3,037
Apple *	109,104	35,193
Applied Materials	29,800	419
Atmel *	23,100	285
Autodesk *	211,018	8,061
Avnet *	17,500	578
AVX	8,300	128
Brightpoint *	11,700	102
Broadcom, Cl A	22,000	958
CA	10,700	261
Check Point Software Technologies * (A)	60,464	2,797
Cisco Systems *	1,135,260	22,966
Citrix Systems *	140,273	9,596
Cognizant Technology Solutions, Cl A *	62,815	4,604
Computer Sciences	24,700	1,225
Comtech Telecommunications (A)	6,900	191
Corning	220,663	4,263
DST Systems	22,100	980
eBay *	121,800	3,390
EchoStar, Cl A *	6,000	150
Electronics for Imaging * (A)	4,900	70
EMC *	558,617	12,792

Description	Shares	Market Value ($ Thousands)

F5 Networks *	16,457	$2,142
Factset Research Systems	1,200	113
Flextronics International *	94,200	740
Genpact *	217,030	3,299
Google, Cl A *	21,945	13,035
Harris (A)	35,200	1,594
Hewlett-Packard	174,976	7,366
IAC *	39,900	1,145
Ingram Micro, Cl A *	72,500	1,384
Intel	649,470	13,658
International Business Machines	76,918	11,289
Intuit *	138,200	6,813
IPG Photonics *	1,200	38
Itron *	6,100	338
Juniper Networks *	45,900	1,695
Kla-Tencor	22,000	850
Lam Research *	15,200	787
Liquidity Services *	1,500	21
Loral Space & Communications *	2,000	153
Marvell Technology Group *	51,900	963
Mastercard, Cl A	50,834	11,392
Micron Technology * (A)	90,800	728
Microsoft	811,924	22,669
MKS Instruments *	1,400	34
National Instruments	3,700	139
NetApp * (A)	123,388	6,781
Novellus Systems *	5,800	187
Nuance Communications *	219,100	3,983
Opnet Technologies	1,800	48
Oracle	385,496	12,066
Plantronics	6,900	257
Polycom *	70,900	2,764
Qualcomm	555,603	27,497
Rackspace Hosting * (A)	63,600	1,998
Red Hat *	52,800	2,410
Research In Motion *	140,336	8,158
SAIC * (A)	52,700	836
Salesforce.com *	44,823	5,917
SanDisk *	52,266	2,606
Seagate Technology *	34,100	513
Symantec *	35,000	586
Synopsys *	18,800	506
Tech Data *	13,900	612
Teradata *	73,200	3,013
Texas Instruments (A)	505,623	16,433
Trimble Navigation *	65,633	2,621
Tyco Electronics	33,800	1,197
VeriSign (A)	105,600	3,450
Visa, Cl A	130,146	9,160
Western Digital *	16,600	563
Xerox	170,400	1,963
Zebra Technologies, Cl A *	7,900	300

		354,043

Materials — 3.1%
Air Products & Chemicals	4,900	446
Alcoa	78,900	1,214
Allegheny Technologies (A)	66,294	3,658
Ashland	23,500	1,195
Ball	14,400	980

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Large Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Cabot	22,400	$843
CF Industries Holdings	3,100	419
Cytec Industries	2,900	154
Dow Chemical (A)	132,200	4,513
E.I. Du Pont de Nemours	37,100	1,851
Eastman Chemical	13,500	1,135
Freeport-McMoRan Copper & Gold, Cl B	63,236	7,594
International Flavors & Fragrances	6,000	334
International Paper	71,300	1,942
Lubrizol	17,300	1,849
Monsanto	60,200	4,192
Mosaic	8,200	626
Nalco Holding	139,000	4,440
Noranda Aluminum Holding *	2,000	29
Nucor (A)	10,600	465
Potash Corp of Saskatchewan	16,813	2,603
Praxair	6,500	621
Reliance Steel & Aluminum	12,500	639
Rock-Tenn, Cl A	12,600	680
Schnitzer Steel Industries, Cl A	1,600	106
Sonoco Products	28,700	966
Southern Copper	19,500	950
Spartech *	4,900	46
Syngenta ADR (A)	63,700	3,744

		48,234

Telecommunication Services — 3.3%
AboveNet (A)	2,400	140
American Tower, Cl A *	158,324	8,176
AT&T	746,797	21,941
Crown Castle International *	120,200	5,268
NII Holdings *	16,300	728
Telephone & Data Systems	21,200	775
USA Mobility	5,700	101
Verizon Communications	407,119	14,567

		51,696

Utilities — 2.6%
AES *	578,700	7,048
AGL Resources	6,600	237
Alliant Energy	12,600	463
Ameren	56,400	1,590
American Electric Power	77,500	2,788
American Water Works	21,000	531
Atmos Energy	21,600	674
Constellation Energy Group	25,000	766
Dominion Resources	54,800	2,341
DPL	41,800	1,075
DTE Energy	18,300	830
Duke Energy	11,800	210
Edison International	81,400	3,142
Energen	25,700	1,240
Entergy	51,800	3,669
Exelon (A)	97,600	4,064
FirstEnergy (A)	26,000	963
NextEra Energy	12,600	655
NiSource (A)	47,100	830
NRG Energy *	30,400	594
NV Energy	68,200	958
OGE Energy	20,600	938
Portland General Electric	15,800	343

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

PPL	8,600	$226
Public Service Enterprise Group	98,400	3,130
Southern Union	3,600	87
Xcel Energy	39,500	930

		40,322

Total Common Stock (Cost $1,311,803) ($ Thousands)		1,486,597

AFFILIATED PARTNERSHIP — 6.4%
SEI Liquidity Fund, L.P.,
0.210% ** †† (B)	98,668,994	98,669

Total Affiliated Partnership (Cost $98,669) ($ Thousands)		98,669

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.110%** ††	56,712,797	56,713

Total Cash Equivalent (Cost $56,713) ($ Thousands)		56,713

U.S. TREASURY OBLIGATION (C) (D) — 0.2%
U.S. Treasury Bill 0.175%, 06/30/11	$2,801	2,798

Total U.S. Treasury Obligation (Cost $2,798) ($ Thousands)		2,798

Total Investments — 106.4% (Cost $1,469,983) ($ Thousands) ‡		$1,644,777

A summary of the open futures contracts held by the Fund at December 31, 2010, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Composite Index	124	Mar-2011	$536
S&P Mid 400 Index E-MINI	70	Mar-2011	76

			$612

For the period ended December 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,546,176 ($Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2010.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at December 31, 2010. The total market value of securities on loan at December 31, 2010 was $95,767 ($ Thousands)
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2010 was $98,669 ($Thousands).
(C)	The rate reported is the effective yield at the time of purchase.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

REIT — Real Estate Investment Trust

Ser — Series

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Large Cap Fund

December 31, 2010

‡	At December 31, 2010, the tax basis cost of the Fund’s investments was $1,469,983 ($ Thousands), and the unrealized appreciation and depreciation were $194,851 ($ Thousands) and ($20,057) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,486,597	$—	$—	$1,486,597
Affiliated Partnership	—	98,669	—	98,669
Cash Equivalent	56,713	—	—	56,713
U.S. Treasury Obligation	—	2,798	—	2,798

Total Investments in Securities	$1,543,310	$101,467	$—	$1,644,777

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$612	$—	$—	$612

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Large Cap Value Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK ‡ — 99.0%

Consumer Discretionary — 7.6%
Aaron’s (A)	9,700	$198
Abercrombie & Fitch, Cl A	2,200	127
Aeropostale *	54,300	1,338
Autoliv (A)	49,900	3,939
Autonation * (A)	17,600	496
Autozone *	9,000	2,453
Best Buy	29,200	1,001
BorgWarner *	3,200	232
Brinker International	83,800	1,750
Cablevision Systems, Cl A	17,200	582
Carnival	1,100	51
CBS, Cl B	105,600	2,012
Coach	63,000	3,484
Comcast, Cl A	906,100	19,584
DIRECTV, Cl A *	76,400	3,051
Discovery Communications, Cl A * (A)	4,500	188
DISH Network, Cl A *	30,200	594
DR Horton	8,500	101
Expedia	4,000	101
Foot Locker	48,300	948
Ford Motor * (A)	143,500	2,409
Fortune Brands	1,900	115
GameStop, Cl A * (A)	26,300	602
Gannett (A)	112,700	1,700
Gap (A)	267,200	5,916
Garmin (A)	10,900	338
Genuine Parts	9,100	467
Hyatt Hotels, Cl A *	20,000	915
Johnson Controls	5,700	218
Lear *	1,200	118
Lennar, Cl A (A)	4,400	83
Liberty Global, Cl A * (A)	58,300	2,063
Liberty Media - Capital, Ser A *	23,500	1,470
Liberty Media - Interactive, Cl A *	11,300	178
Liberty Media - Starz, Ser A *	15,100	1,004
Lowe’s	13,500	338
Macy’s	97,100	2,457
Madison Square Garden, Cl A *	2,850	73
Mattel (A)	78,600	1,999
McGraw-Hill	49,100	1,788
MGM Mirage * (A)	14,700	218
Mohawk Industries *	500	28
Newell Rubbermaid (A)	235,100	4,274
News, Cl A	437,400	6,368
Omnicom Group	3,700	169
Penn National Gaming *	9,100	320
PetSmart (A)	41,200	1,640
RadioShack (A)	71,700	1,326
Service International	49,800	411
Signet Jewelers *	4,700	204
Stanley Black & Decker	7,540	504
Thomson Reuters	45,600	1,699
Time Warner	330,833	10,643
Time Warner Cable, Cl A	85,624	5,654
TJX	52,600	2,335

Description	Shares	Market Value ($ Thousands)

TRW Automotive Holdings *	6,400	$337
VF (A)	1,100	95
Viacom, Cl B	156,300	6,191
Virgin Media (A)	24,700	673
Walt Disney	273,100	10,244
Washington Post, Cl B (A)	300	132
Wendy’s, Cl A	16,600	77
Whirlpool (A)	46,000	4,086

		124,109

Consumer Staples — 9.8%
Altria Group	242,200	5,963
Archer-Daniels-Midland	176,500	5,309
BJ’s Wholesale Club *	19,600	939
Brown-Forman, Cl B	38,800	2,701
Bunge	7,400	485
Campbell Soup (A)	18,500	643
Clorox	3,300	209
Coca-Cola	102,500	6,742
Coca-Cola Enterprises	108,100	2,706
Colgate-Palmolive	29,700	2,387
ConAgra Foods	58,800	1,328
Constellation Brands, Cl A *	13,200	292
Corn Products International	65,300	3,004
CVS Caremark	404,500	14,065
Dean Foods *	8,300	73
Del Monte Foods	195,600	3,677
Dr Pepper Snapple Group	102,100	3,590
Energizer Holdings *	22,400	1,633
Flowers Foods (A)	6,200	167
General Mills	75,500	2,687
Hansen Natural *	3,900	204
Herbalife	29,300	2,003
Hershey	31,100	1,466
HJ Heinz	9,900	490
Hormel Foods	26,300	1,348
JM Smucker	9,000	591
Kimberly-Clark	27,000	1,702
Kraft Foods, Cl A	170,459	5,371
Kroger	225,800	5,049
McCormick	11,500	535
Mead Johnson Nutrition, Cl A	29,600	1,843
Molson Coors Brewing, Cl B	2,100	105
PepsiCo	120,500	7,872
Philip Morris International	63,400	3,711
Procter & Gamble	515,800	33,181
Ralcorp Holdings *	41,100	2,672
Reynolds American	93,700	3,056
Safeway	245,800	5,528
Sara Lee	85,700	1,501
Smithfield Foods * (A)	24,500	505
SUPERVALU (A)	123,237	1,187
Tyson Foods, Cl A	100,100	1,724
Walgreen	107,400	4,184
Wal-Mart Stores	281,700	15,192

		159,620

Energy — 12.5%
Anadarko Petroleum	55,400	4,219
Apache	105,233	12,547
Arch Coal	7,200	253
Baker Hughes	24,579	1,405
Chevron	606,600	55,352

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Large Cap Value Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Cimarex Energy	15,300	$1,355
ConocoPhillips	395,386	26,926
Denbury Resources * (A)	31,700	605
Devon Energy	122,100	9,586
Diamond Offshore Drilling	20,700	1,384
Dresser-Rand Group *	2,300	98
El Paso	58,900	811
Equities	3,900	175
Exterran Holdings * (A)	29,200	699
Exxon Mobil	221,294	16,181
Forest Oil * (A)	14,600	554
Frontier Oil	11,900	214
Frontline	3,700	94
Halliburton	55,800	2,278
Helmerich & Payne	3,700	179
Hess	94,300	7,218
Marathon Oil	287,800	10,657
McDermott International *	5,600	116
Murphy Oil	90,200	6,724
National Oilwell Varco	50,800	3,416
Newfield Exploration *	6,600	476
Noble	47,900	1,714
Noble Energy	4,400	379
Occidental Petroleum	159,400	15,637
Oceaneering International *	600	44
Oil States International *	37,200	2,384
Patterson-UTI Energy (A)	149,200	3,215
Peabody Energy	8,300	531
Pioneer Natural Resources (A)	15,200	1,320
Pride International *	2,600	86
QEP Resources	25,100	911
Rowan * (A)	13,600	475
Schlumberger	4,065	340
SEACOR Holdings	700	71
SM Energy	6,200	365
Spectra Energy (A)	11,900	297
Sunoco	27,400	1,105
Superior Energy Services *	13,800	483
Tesoro (A)	102,500	1,900
Valero Energy (A)	262,600	6,071
Weatherford International *	11,500	262
Whiting Petroleum *	4,100	481
Williams	110,200	2,724

		204,317

Financials — 26.1%
ACE	62,000	3,860
Aflac	32,700	1,845
Alexandria Real Estate Equities † (A)	13,700	1,004
Alleghany *	3,400	1,042
Allied World Assurance Holdings (A)	1,700	101
Allstate	209,700	6,685
AMB Property † (A)	2,400	76
American Financial Group	93,500	3,019
Ameriprise Financial	121,000	6,964
Annaly Capital Management † (A)	93,600	1,677
AON	44,800	2,061
Apartment Investment & Management, Cl A † (A)	100,700	2,602

Description	Shares	Market Value ($ Thousands)

Arch Capital Group *	30,800	$2,712
Ares Capital (A)	10,200	168
Associated Banc-Corp (A)	42,700	647
Assurant	125,500	4,834
AvalonBay Communities † (A)	5,588	629
Axis Capital Holdings	64,100	2,300
Bank of America	2,475,969	33,029
Bank of Hawaii (A)	7,200	340
Bank of New York Mellon	301,922	9,118
BB&T	40,500	1,065
Berkshire Hathaway, Cl B *	276,900	22,183
Boston Properties † (A)	6,800	585
BRE Properties, Cl A †	10,200	444
Brookfield Asset Management, Cl A	55,800	1,858
Brown & Brown	4,000	96
Camden Property Trust †	2,900	156
Capital One Financial	95,700	4,073
CapitalSource	50,000	355
CBL & Associates Properties † (A)	76,500	1,339
Chimera Investment †	99,700	410
Chubb	147,600	8,803
Cincinnati Financial (A)	57,400	1,819
CIT Group *	37,100	1,747
Citigroup *	3,925,700	18,569
City National (A)	41,000	2,516
CME Group	10,400	3,346
Comerica (A)	40,000	1,689
Commerce Bancshares	5,270	209
Credicorp	13,400	1,593
Cullen/Frost Bankers (A)	12,200	746
Developers Diversified Realty †	12,400	175
Digital Realty Trust † (A)	2,500	129
Discover Financial Services	19,600	363
Douglas Emmett †	25,300	420
Endurance Specialty Holdings (A)	85,500	3,939
Equity Residential †	20,900	1,086
Erie Indemnity, Cl A	3,300	216
Essex Property Trust † (A)	3,400	388
Everest Re Group	68,000	5,768
Federal Realty Investment Trust †	1,200	93
Fidelity National Financial, Cl A	55,200	755
Fifth Third Bancorp (A)	316,800	4,651
First Horizon National *	5,265	62
Forest City Enterprises, Cl A * (A)	2,900	48
Franklin Resources	42,600	4,737
Fulton Financial (A)	44,500	460
General Growth Properties †	5,800	90
Genworth Financial, Cl A *	51,500	677
Goldman Sachs Group	120,600	20,280
Hanover Insurance Group	1,800	84
Hartford Financial Services Group	73,700	1,952
HCP †	2,900	107
Hospitality Properties Trust †	91,500	2,108
Host Hotels & Resorts †	40,545	724
Howard Hughes *	1,150	63

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Large Cap Value Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Hudson City Bancorp	206,400	$2,630
Huntington Bancshares	459,800	3,159
Invesco	102,400	2,464
Jones Lang LaSalle (A)	21,000	1,762
JPMorgan Chase	1,083,600	45,966
Keycorp	544,700	4,820
Kimco Realty †	12,500	225
Lincoln National	172,567	4,799
Loews	53,800	2,093
M&T Bank (A)	19,000	1,654
Macerich † (A)	2,057	97
Markel *	1,000	378
Marshall & Ilsley (A)	175,100	1,212
MBIA * (A)	68,800	825
MetLife	148,300	6,590
Morgan Stanley	317,000	8,626
NASDAQ OMX Group * (A)	11,200	266
Nationwide Health Properties †	2,800	102
New York Community Bancorp (A)	149,600	2,820
Northern Trust (A)	17,000	942
NYSE Euronext (A)	108,000	3,238
Old Republic International (A)	66,200	902
PartnerRe	1,300	105
Plum Creek Timber † (A)	8,700	326
PNC Financial Services Group	201,655	12,244
Principal Financial Group	5,500	179
Progressive	67,500	1,341
Protective Life	3,300	88
Prudential Financial	172,600	10,133
Public Storage †	28,700	2,911
Raymond James Financial (A)	25,600	837
Rayonier †	8,400	441
Realty Income † (A)	19,300	660
Regency Centers †	5,800	245
Regions Financial (A)	458,984	3,213
Reinsurance Group of America, Cl A	2,400	129
RenaissanceRe Holdings	73,800	4,700
Senior Housing Properties Trust †	67,400	1,479
Simon Property Group †	8,111	807
SL Green Realty †	2,500	169
SLM *	62,200	783
St. Joe * (A)	4,700	103
StanCorp Financial Group	11,900	537
State Street	41,700	1,932
SunTrust Banks	28,800	850
T. Rowe Price Group (A)	44,900	2,898
Taubman Centers † (A)	72,600	3,665
TCF Financial (A)	22,800	338
Torchmark (A)	14,800	884
Travelers	191,500	10,669
UDR †	55,300	1,301
Unitrin	12,100	297
Unum Group	138,900	3,364
US Bancorp	280,200	7,557
Validus Holdings	8,700	266
Valley National Bancorp (A)	45,500	651
Ventas † (A)	9,800	514
Vornado Realty Trust †	26,700	2,225
Washington Federal	6,700	113

Description	Shares	Market Value ($ Thousands)

Wells Fargo	1,236,695	$38,325
Weyerhaeuser (A)	2,797	53
White Mountains Insurance Group	500	168
Willis Group Holdings	48,500	1,680
WR Berkley (A)	43,800	1,199
XL Group, Cl A	3,600	79
Zions Bancorporation (A)	59,300	1,437

		425,154

Health Care — 13.7%
Abbott Laboratories	37,500	1,797
Aetna	129,100	3,939
AmerisourceBergen	100,200	3,419
Amgen *	295,600	16,229
Baxter International	38,000	1,924
Biogen Idec *	81,900	5,491
Bristol-Myers Squibb	217,000	5,746
Cardinal Health	92,200	3,532
CareFusion *	6,800	175
Cephalon *	14,900	920
Charles River Laboratories International * (A)	4,800	171
Cigna	70,200	2,574
Community Health Systems *	3,800	142
Cooper	7,700	434
Coventry Health Care *	89,300	2,357
Covidien	50,600	2,310
Eli Lilly	194,600	6,819
Endo Pharmaceuticals Holdings *	62,000	2,214
Forest Laboratories *	162,400	5,193
Genzyme *	7,000	498
Gilead Sciences *	108,400	3,928
Health Net *	107,500	2,934
Hill-Rom Holdings	1,600	63
Hologic *	4,900	92
Humana *	58,900	3,224
Johnson & Johnson	489,500	30,276
Kinetic Concepts * (A)	33,400	1,399
King Pharmaceuticals *	5,100	72
Life Technologies *	33,300	1,848
McKesson	13,800	971
Medco Health Solutions *	29,800	1,826
Medtronic	105,700	3,920
Merck	706,157	25,450
Mylan Laboratories *	12,500	264
Omnicare	3,000	76
PerkinElmer	6,000	155
Pfizer	2,598,298	45,496
Thermo Fisher Scientific *	13,100	725
UnitedHealth Group	384,700	13,891
Universal Health Services, Cl B	28,700	1,246
Warner Chilcott, Cl A	108,300	2,443
Watson Pharmaceuticals *	10,500	542
WellPoint *	225,300	12,811
Zimmer Holdings *	52,600	2,824

		222,360

Industrials — 8.3%
Aecom Technology *	3,000	84
AGCO * (A)	10,400	527

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Large Cap Value Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

BE Aerospace *	15,300	$567
Boeing	73,500	4,797
Crane	7,800	320
CSX	44,300	2,862
Danaher	6,800	321
Deere	11,200	930
Dover	40,600	2,373
Dun & Bradstreet	24,600	2,019
Eaton	10,900	1,106
EMCOR Group * (A)	57,300	1,661
Equifax	15,800	562
FedEx	22,600	2,102
Flowserve	15,800	1,884
Fluor	8,100	537
Gardner Denver	29,000	1,996
General Cable *	3,300	116
General Dynamics	147,700	10,481
General Electric	2,214,900	40,511
Goodrich	16,800	1,480
Honeywell International	36,400	1,935
Illinois Tool Works	32,400	1,730
Jacobs Engineering Group *	7,100	325
Kansas City Southern *	12,200	584
KBR	148,700	4,531
Kirby *	21,700	956
L-3 Communications Holdings	63,500	4,476
Lockheed Martin	53,700	3,754
Manpower	600	38
Norfolk Southern	42,100	2,645
Northrop Grumman	151,300	9,801
Owens Corning *	2,500	78
Parker Hannifin	10,500	906
Quanta Services *	21,600	430
Raytheon	199,400	9,240
Regal-Beloit	1,500	100
Republic Services	10,100	302
Rockwell Collins	9,500	553
RR Donnelley & Sons	239,200	4,179
Shaw Group *	5,900	202
Southwest Airlines (A)	101,200	1,314
Spirit Aerosystems Holdings, Cl A *	4,100	85
SPX	7,600	543
Teleflex (A)	6,100	328
Thomas & Betts *	8,000	386
Timken	6,400	306
Towers Watson, Cl A	2,200	115
Tyco International	19,900	825
Union Pacific	49,100	4,550
United Continental Holdings *	20,000	476
United Technologies	3,000	236
URS *	2,200	91
Waste Connections	6,300	173
Waste Management	10,300	380
WESCO International *	12,500	660

		134,469

Information Technology — 6.4%
Activision Blizzard	22,300	277
Advanced Micro Devices * (A)	15,100	124
Amdocs *	62,500	1,717
AOL *	3,739	89

Description	Shares	Market Value ($ Thousands)

Atmel *	18,500	$228
Avnet *	68,700	2,269
Broadridge Financial Solutions	3,900	86
Cisco Systems *	81,500	1,649
Computer Sciences	50,200	2,490
Compuware *	31,200	364
CoreLogic	11,600	215
Corning	324,900	6,277
eBay *	36,700	1,021
Electronic Arts *	6,000	98
Fairchild Semiconductor International *	5,900	92
Fidelity National Information Services	16,800	460
Fiserv *	8,600	504
Harris	31,800	1,441
Hewlett-Packard	107,800	4,538
IAC *	90,800	2,606
Ingram Micro, Cl A *	105,100	2,006
Intel	569,900	11,985
International Business Machines	36,300	5,327
Intersil, Cl A	6,800	104
Lexmark International, Cl A *	34,700	1,208
Mastercard, Cl A	6,425	1,440
MEMC Electronic Materials *	24,800	279
Micron Technology * (A)	183,400	1,471
Microsoft	920,900	25,712
Motorola *	11,400	103
Novell *	157,300	931
Novellus Systems *	4,900	158
Oracle	75,800	2,373
PMC—Sierra *	12,600	108
Research In Motion *	29,100	1,692
Seagate Technology *	95,200	1,431
Symantec *	105,700	1,769
Synopsys *	5,900	159
Tech Data *	38,500	1,695
Tellabs	77,200	523
Texas Instruments	245,700	7,985
Vishay Intertechnology * (A)	103,400	1,518
Western Digital *	41,200	1,397
Xerox	349,709	4,029
Xilinx (A)	62,200	1,803
Yahoo! * (A)	29,000	482
Zebra Technologies, Cl A *	2,200	83

		104,316

Materials — 3.6%
Air Products & Chemicals	18,300	1,664
Alcoa	102,200	1,573
Alpha Natural Resources *	1,000	60
Aptargroup	12,400	590
Ashland	38,000	1,933
Ball	76,900	5,233
CF Industries Holdings	2,200	297
Commercial Metals	18,700	310
Cytec Industries	47,500	2,520
Dow Chemical (A)	212,100	7,241
E.I. Du Pont de Nemours	30,500	1,521
Eastman Chemical	73,600	6,188

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Large Cap Value Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

FMC (A)	9,400	$751
Freeport-McMoRan Copper & Gold, Cl B	39,700	4,768
Greif, Cl A	4,800	297
International Paper	135,500	3,691
Lubrizol	36,000	3,848
MeadWestvaco	700	18
Nucor (A)	22,200	973
Owens-Illinois *	208,800	6,410
PPG Industries (A)	16,900	1,421
Reliance Steel & Aluminum	5,800	296
Rock-Tenn, Cl A	27,400	1,478
Royal Gold	300	16
RPM International	5,000	111
Sherwin-Williams (A)	6,700	561
Sigma-Aldrich	3,100	206
Sonoco Products	53,500	1,802
Southern Copper	36,800	1,794
Steel Dynamics (A)	18,800	344
United States Steel (A)	11,500	672
Valspar	3,000	104
Walter Energy	2,700	345

		59,036

Telecommunication Services — 5.0%
AT&T	1,782,595	52,373
CenturyTel (A)	56,887	2,627
Frontier Communications	29,726	289
MetroPCS Communications *	60,200	760
NII Holdings *	8,500	380
Qwest Communications International	302,000	2,298
Sprint Nextel * (A)	168,200	711
Telephone & Data Systems	69,900	2,555
Verizon Communications	524,100	18,752
Windstream (A)	29,400	410

		81,155

Utilities — 6.0%
AGL Resources	4,400	158
Allegheny Energy	16,800	407
Alliant Energy	96,000	3,530
Ameren	97,200	2,740
American Electric Power	260,200	9,362
American Water Works	22,000	557
Aqua America (A)	61,400	1,380
Calpine *	42,000	560
Centerpoint Energy	33,500	527
CMS Energy (A)	174,700	3,249
Consolidated Edison	21,500	1,066
Constellation Energy Group	74,300	2,276
Dominion Resources (A)	32,900	1,405
DPL	65,400	1,681
DTE Energy	96,500	4,373
Duke Energy	24,700	440
Edison International	138,700	5,354
Energen	89,400	4,314
Entergy	116,700	8,266
Exelon	162,300	6,758
FirstEnergy (A)	42,100	1,559
GenOn Energy * (A)	350,406	1,335
Great Plains Energy	3,300	64
Hawaiian Electric Industries	43,900	1,000

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Integrys Energy Group	38,300	$1,858
ITC Holdings	3,000	186
National Fuel Gas	3,400	223
NextEra Energy	26,800	1,393
NiSource (A)	40,400	712
Northeast Utilities	39,900	1,272
NRG Energy * (A)	72,800	1,423
NSTAR (A)	34,400	1,451
NV Energy	264,900	3,722
OGE Energy	2,800	128
Oneok	15,000	832
Pepco Holdings	76,900	1,403
PG&E	48,900	2,339
Pinnacle West Capital	75,800	3,142
PPL	74,300	1,956
Progress Energy	3,700	161
Public Service Enterprise Group	140,800	4,479
Questar	71,400	1,243
SCANA	13,700	556
Southern	21,500	822
Southern Union	37,000	891
TECO Energy	29,600	527
UGI	32,600	1,029
Vectren	14,600	371
Westar Energy (A)	39,300	989
Wisconsin Energy	20,600	1,213
Xcel Energy	33,500	789

		97,471

Total Common Stock (Cost $1,390,936) ($ Thousands)		1,612,007

AFFILIATED PARTNERSHIP — 6.0%
SEI Liquidity Fund, L.P.,
0.210% ** †† (B)	103,155,587	98,247

Total Affiliated Partnership (Cost $103,156) ($ Thousands)		98,247

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.110%** ††	23,552,492	23,552

Total Cash Equivalent (Cost $23,552) ($ Thousands)		23,552

U.S. TREASURY OBLIGATION (C) (D) — 0.2%
U.S. Treasury Bill
0.175%, 06/30/11	$2,295	2,293

Total U.S. Treasury Obligation (Cost $2,293) ($ Thousands)		2,293

Total Investments — 106.6% (Cost $1,519,937) ($ Thousands) ‡‡		$1,736,099

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Large Cap Value Fund

December 31, 2010

A summary of the open futures contracts held by the Fund at December 31, 2010, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Composite Index	51	Mar-2011	$319

For the period ended December 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,628,814 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2010.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at December 31, 2010. The total market value of securities on loan at December 31, 2010 was $100,150 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2010 was $98,247 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

Ser — Series

‡‡	At December 31, 2010, the tax basis cost of the Fund’s investments was $1,519,937 ($ Thousands), and the unrealized appreciation and depreciation were $325,896 ($ Thousands) and ($109,734) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi- annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	1,612,007	—	—	1,612,007
Affiliated Partnership	—	98,247	—	98,247
U.S. Treasury Obligation	—	2,293	—	2,293
Cash Equivalent	23,552	—	—	23,552

Total Investments in Securities	$1,635,559	$100,540	$—	$1,736,099

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$319	$—	$—	$319

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Large Cap Growth Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK ‡ — 98.0%

Consumer Discretionary — 13.6%
Advance Auto Parts	20,100	$1,330
Aeropostale *	26,100	643
Amazon.com *	117,627	21,173
Apollo Group, Cl A *	189,000	7,464
Autoliv	8,800	695
Autonation * (A)	4,600	130
Autozone *	14,169	3,862
Big Lots *	3,100	94
BorgWarner * (A)	88,172	6,380
Carmax *	1,400	45
CBS, Cl B	23,200	442
Chipotle Mexican Grill, Cl A *	7,700	1,638
Coach	234,143	12,951
Ctrip.com International ADR *	76,384	3,090
Darden Restaurants	39,800	1,848
Dick’s Sporting Goods * (A)	3,700	139
DIRECTV, Cl A *	76,500	3,055
Discovery Communications, Cl A * (A)	24,300	1,013
Dollar General * (A)	22,000	675
Dollar Tree *	3,500	196
Expedia	4,600	115
Family Dollar Stores (A)	70,000	3,480
Ford Motor * (A)	245,300	4,119
Fortune Brands	4,300	259
Fossil *	2,000	141
Hasbro	50,500	2,383
Hillenbrand	4,200	87
Home Depot	27,800	975
Interpublic Group *	75,900	806
John Wiley & Sons, Cl A	6,300	285
Las Vegas Sands * (A)	50,500	2,321
Lear *	1,300	128
Leggett & Platt	17,500	398
Limited Brands	116,800	3,589
LKQ *	28,800	654
Lowe’s	604,000	15,148
Macy’s	4,500	114
Marriott International, Cl A (A)	33,300	1,383
Mattel	65,100	1,655
McDonald’s	174,874	13,423
McGraw-Hill	25,000	910
NetFlix * (A)	68,052	11,957
Nike, Cl B (A)	166,100	14,188
Nordstrom	94,136	3,990
O’Reilly Automotive *	22,400	1,353
Panera Bread, Cl A * (A)	9,400	951
PetSmart (A)	40,000	1,593
Phillips-Van Heusen	11,500	725
Polo Ralph Lauren	2,500	277
priceline.com *	52,052	20,797
Ross Stores	20,800	1,315
Scripps Networks Interactive, Cl A	13,900	719
Staples	338,900	7,717
Starbucks (A)	248,953	7,999
Starwood Hotels & Resorts Worldwide (A)	51,400	3,124
Target	130,118	7,824

Description	Shares	Market Value ($ Thousands)

Tempur-Pedic International *	11,200	$449
Thomson Reuters	23,600	880
Time Warner	21,100	679
TJX	9,400	417
Tractor Supply (A)	21,400	1,038
TRW Automotive Holdings * (A)	25,400	1,339
Urban Outfitters * (A)	223,202	7,993
VF	51,896	4,472
Viacom, Cl B	32,900	1,303
WABCO Holdings *	35,800	2,181
Whirlpool	800	71
Williams-Sonoma (A)	41,000	1,463
Wynn Resorts (A)	25,200	2,617
Yum! Brands	57,400	2,815

		231,482

Consumer Staples — 8.5%
Alberto-Culver	2,900	108
Altria Group	168,697	4,153
Avon Products	5,000	145
Brown-Forman, Cl B	26,900	1,873
Campbell Soup (A)	35,500	1,234
Church & Dwight	8,900	614
Coca-Cola	298,894	19,658
Coca-Cola Enterprises	30,200	756
Colgate-Palmolive	67,968	5,463
ConAgra Foods	2,700	61
Costco Wholesale	123,035	8,884
CVS Caremark	2,331	81
Diageo ADR	102,670	7,632
Dr Pepper Snapple Group	10,000	352
Estee Lauder, Cl A	47,200	3,809
General Mills	53,900	1,918
Green Mountain Coffee Roasters * (A)	8,300	273
Hansen Natural *	18,100	946
Herbalife	19,600	1,340
Hershey	24,300	1,146
HJ Heinz	45,200	2,236
Kellogg	7,700	393
McCormick	34,700	1,614
Mead Johnson Nutrition, Cl A	187,485	11,671
PepsiCo	262,255	17,133
Philip Morris International	108,097	6,327
Procter & Gamble	412,878	26,560
Sara Lee	173,900	3,045
SYSCO	39,200	1,153
Walgreen	166,100	6,471
Wal-Mart Stores	133,746	7,213
Whole Foods Market	11,900	602

		144,864

Energy — 6.7%
Arch Coal	8,700	305
Cameron International *	101,541	5,151
Canadian Natural Resources (A)	431,530	19,169
Chevron	11,400	1,040
Cimarex Energy	24,900	2,204
Concho Resources *	1,500	131
ConocoPhillips	57,000	3,882
Core Laboratories (A)	26,900	2,395

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Large Cap Growth Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Denbury Resources * (A)	106,065	$2,025
Dresser-Rand Group *	12,600	537
El Paso	40,700	560
EOG Resources (A)	167,116	15,276
Exterran Holdings * (A)	4,300	103
Exxon Mobil	219,400	16,043
FMC Technologies * (A)	124,256	11,048
Forest Oil * (A)	9,600	364
Halliburton	160,100	6,537
Marathon Oil	38,600	1,429
Murphy Oil	2,100	157
Pride International *	17,500	577
Range Resources (A)	71,909	3,234
Rowan *	6,500	227
Schlumberger	203,502	16,992
SM Energy (A)	5,100	301
Southwestern Energy *	71,064	2,660
Transocean * (A)	21,100	1,467
Weatherford International *	5,600	128
Whiting Petroleum *	2,400	281

		114,223

Financials — 5.3%
ACE	2,100	131
Aflac	534	30
American Express	341,133	14,641
Ameriprise Financial	5,100	293
Apartment Investment & Management, Cl A †	32,700	845
Arch Capital Group *	1,100	97
Arthur J. Gallagher	7,500	218
Axis Capital Holdings	8,600	308
Bank of Hawaii (A)	7,900	373
Bank of New York Mellon	489,735	14,790
Brown & Brown	17,300	414
CB Richard Ellis Group, Cl A *	55,600	1,139
Charles Schwab	471,335	8,065
CME Group	37,622	12,105
Digital Realty Trust † (A)	24,600	1,268
Equity Residential †	11,700	608
Erie Indemnity, Cl A	13,100	858
Essex Property Trust † (A)	6,000	685
Federal Realty Investment Trust †	6,200	483
Franklin Resources	4,400	489
General Growth Properties †	10,800	167
Howard Hughes *	1,062	58
IntercontinentalExchange *	67,900	8,090
Jones Lang LaSalle	18,100	1,519
JPMorgan Chase	93,620	3,971
MetLife	24,800	1,102
MSCI, Cl A *	3,100	121
NYSE Euronext	24,000	720
Plum Creek Timber †	17,300	648
Public Storage † (A)	17,300	1,755
Rayonier †	12,800	672
Simon Property Group †	4,400	438
UDR †	4,700	110
Ventas † (A)	8,500	446
Vornado Realty Trust †	5,600	467
Wells Fargo	398,600	12,353

		90,477

Description	Shares	Market Value ($ Thousands)

Health Care — 11.9%
Abbott Laboratories	366,444	$17,556
Agilent Technologies *	74,900	3,103
Alcon	1,700	278
Alexion Pharmaceuticals *	18,500	1,490
Allergan	375,482	25,784
AmerisourceBergen	148,800	5,077
Amgen *	80,279	4,407
Becton Dickinson	700	59
BioMarin Pharmaceuticals * (A)	4,900	132
Cardinal Health	3,100	119
Celgene *	97,842	5,787
Cerner *	1,100	104
Cooper	2,100	118
Covance * (A)	207,120	10,648
Covidien	81,782	3,734
DaVita *	115,939	8,057
Edwards Lifesciences *	47,400	3,832
Eli Lilly	15,600	547
Express Scripts *	97,354	5,262
Gen-Probe *	5,200	303
Genzyme *	4,000	285
Hill-Rom Holdings	31,100	1,224
Hospira *	54,800	3,052
Idexx Laboratories * (A)	110,182	7,627
Illumina * (A)	5,100	323
Intuitive Surgical * (A)	37,367	9,631
Johnson & Johnson	258,219	15,971
Laboratory Corp of America Holdings * (A)	45,518	4,002
Lincare Holdings (A)	23,300	625
McKesson	11,312	796
Medco Health Solutions *	203,682	12,480
Medtronic	380,091	14,098
Mettler Toledo International *	12,600	1,905
Mylan Laboratories *	45,500	961
Novo Nordisk ADR (A)	77,200	8,690
Patterson	22,700	695
Perrigo (A)	110,800	7,017
Pharmaceutical Product Development	22,100	600
Regeneron Pharmaceuticals *	1,700	56
ResMed * (A)	54,000	1,871
Stryker	25,500	1,369
SXC Health Solutions *	1,900	82
Thoratec *	20,900	592
United Therapeutics *	6,900	436
UnitedHealth Group	200,278	7,232
Universal Health Services, Cl B	2,700	117
Varian Medical Systems *	42,300	2,931
Warner Chilcott, Cl A	3,000	68
Waters *	14,400	1,119

		202,252

Industrials — 12.2%
3M	299,660	25,861
ABB ADR	439,029	9,856
Ametek	14,850	583
Boeing	167,115	10,906
Bucyrus International, Cl A	8,200	733

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Large Cap Growth Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

C.H. Robinson Worldwide	13,400	$1,075
Caterpillar	87,021	8,150
Cooper Industries, Cl A	13,700	799
Corrections Corp of America *	5,000	125
Cummins (A)	101,488	11,165
Danaher	257,355	12,140
Deere	26,800	2,226
Delta Air Lines *	10,500	133
Donaldson	2,200	128
Dover	19,700	1,152
Eaton	10,800	1,096
Emerson Electric	102,756	5,874
Expeditors International of Washington (A)	157,200	8,583
Fastenal (A)	36,300	2,175
Fluor	139,796	9,263
Gardner Denver	9,400	647
General Electric	148,400	2,714
Goodrich	131,500	11,581
Honeywell International	27,900	1,483
IHS, Cl A *	10,500	844
Illinois Tool Works	2,400	128
Joy Global	11,000	954
Kansas City Southern *	11,300	541
Kennametal	1,200	47
Landstar System	4,100	168
Lennox International	4,100	194
Lincoln Electric Holdings	1,600	104
Lockheed Martin	4,604	322
Navistar International *	26,800	1,552
Owens Corning *	2,100	65
PACCAR	18,800	1,080
Parker Hannifin	1,200	104
Precision Castparts	65,589	9,131
Quanta Services * (A)	312,900	6,233
Regal-Beloit	6,300	421
Republic Services	3,100	92
Rockwell Automation	16,300	1,169
Rockwell Collins	109,177	6,361
Roper Industries	132,388	10,118
Ryder System	11,200	589
Southwest Airlines	10,700	139
Spirit Aerosystems Holdings, Cl A *	2,700	56
SPX	1,700	122
Stericycle * (A)	125,625	10,166
Thomas & Betts *	1,000	48
Timken	26,700	1,274
Toro (A)	16,000	986
TransDigm Group *	15,600	1,123
Tyco International	2,200	91
Union Pacific	7,200	667
United Continental Holdings *	84,185	2,005
United Parcel Service, Cl B	1,500	109
United Technologies	252,416	19,870
Waste Connections	27,600	760
WESCO International *	6,200	327
WW Grainger (A)	16,200	2,238

		208,646

Information Technology — 33.9%
Accenture, Cl A	214,367	10,395

Description	Shares	Market Value ($ Thousands)

Adobe Systems *	663,814	$20,432
Akamai Technologies *	77,800	3,661
Alliance Data Systems * (A)	3,200	227
Altera (A)	16,900	601
Amphenol, Cl A	169,996	8,972
Ansys *	110,693	5,764
Apple *	241,033	77,748
Applied Materials	10,200	143
Atmel *	84,400	1,040
Autodesk *	148,700	5,680
Automatic Data Processing	1,700	79
Avago Technologies	60,400	1,720
Broadcom, Cl A	17,800	775
Cadence Design Systems * (A)	34,200	282
Check Point Software Technologies * (A)	137,353	6,354
Cisco Systems *	1,782,863	36,067
Citrix Systems *	331,198	22,657
Cognizant Technology Solutions, Cl A *	167,295	12,261
Corning	294,784	5,695
Cree * (A)	23,400	1,542
Dell *	32,029	434
Dolby Laboratories, Cl A *	24,400	1,628
Electronic Arts *	2,600	43
EMC *	919,337	21,053
F5 Networks * (A)	62,621	8,151
Factset Research Systems (A)	13,600	1,275
First Solar * (A)	8,000	1,041
Fiserv *	2,800	164
Flir Systems *	4,000	119
Gartner *	18,000	598
Genpact *	408,301	6,206
Google, Cl A *	52,184	30,996
Harris	12,600	571
Hewlett-Packard	181,100	7,624
IAC *	15,100	433
Informatica *	6,000	264
Intel	288,299	6,063
International Business Machines	106,974	15,699
Intuit *	260,000	12,818
JDS Uniphase *	79,700	1,154
Juniper Networks * (A)	104,514	3,859
Kla-Tencor	2,600	100
Lam Research *	2,300	119
Linear Technology (A)	14,800	512
Marvell Technology Group *	9,300	173
Mastercard, Cl A	84,804	19,005
Microchip Technology (A)	16,400	561
Micros Systems *	22,800	1,000
Microsoft	1,193,358	33,318
National Instruments	13,900	523
NCR *	33,600	516
NetApp * (A)	311,842	17,139
Novellus Systems *	3,600	116
Nuance Communications *	404,900	7,361
Oracle	676,121	21,163
Polycom * (A)	144,000	5,613
QLogic *	7,100	121
Qualcomm	767,946	38,006
Rackspace Hosting * (A)	117,225	3,682

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Large Cap Growth Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Red Hat *	82,300	$3,757
Rovi *	16,900	1,048
Salesforce.com *	118,757	15,676
SanDisk * (A)	134,716	6,717
Skyworks Solutions *	32,000	916
Solera Holdings	6,000	308
Teradata *	159,200	6,553
Texas Instruments	581,926	18,913
Trimble Navigation *	132,633	5,296
VeriSign (A)	236,700	7,733
Visa, Cl A	243,498	17,137
VMware, Cl A *	21,500	1,912
WebMD Health, Cl A *	19,921	1,017
Xilinx (A)	8,200	238
Zebra Technologies, Cl A *	8,400	319

		578,856

Materials — 4.4%
Air Products & Chemicals	8,700	791
Airgas	4,600	287
Albemarle	16,000	892
Allegheny Technologies (A)	163,142	9,002
Ashland	300	15
Ball	6,800	463
Carpenter Technology	20,900	841
CF Industries Holdings	3,200	432
Cliffs Natural Resources (A)	25,500	1,989
Compass Minerals International (A)	1,000	89
Crown Holdings *	10,800	360
E.I. Du Pont de Nemours	53,600	2,674
Ecolab	20,300	1,024
FMC	7,500	599
Freeport-McMoRan Copper & Gold, Cl B	128,158	15,391
International Flavors & Fragrances	25,500	1,418
Lubrizol	24,900	2,661
Monsanto	127,500	8,879
Mosaic	2,600	199
Nalco Holding (A)	217,900	6,960
Newmont Mining	14,000	860
Nucor	500	22
Potash Corp of Saskatchewan	38,806	6,008
PPG Industries	11,000	925
Praxair	11,500	1,098
Scotts Miracle-Gro, Cl A	7,700	391
Sherwin-Williams (A)	4,200	352
Sigma-Aldrich	11,800	785
Southern Copper	17,400	848
Syngenta ADR (A)	132,900	7,812
Titanium Metals *	53,900	926
Valspar	3,500	121
Walter Energy (A)	5,300	678

		75,792

Telecommunication Services — 1.4%
American Tower, Cl A *	164,306	8,485
Crown Castle International *	249,900	10,953
MetroPCS Communications *	59,000	745
NII Holdings *	15,000	670
SBA Communications, Cl A * (A)	15,000	614

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

tw telecom, Cl A * (A)	13,200	$225
Windstream	94,300	1,315

		23,007

Utilities — 0.1%
Calpine *	60,200	803
ITC Holdings	17,200	1,066

		1,869

Total Common Stock (Cost $1,274,036) ($ Thousands)		1,671,468

AFFILIATED PARTNERSHIP — 10.3%
SEI Liquidity Fund, L.P.,
0.210% ** †† (B)	178,447,690	174,622

Total Affiliated Partnership (Cost $178,448) ($ Thousands)		174,622

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.110%** ††	41,253,044	41,253

Total Cash Equivalent (Cost $41,253)($ Thousands)		41,253

U.S. TREASURY OBLIGATION (C) (D) — 0.1%
U.S. Treasury Bill 0.175%, 06/30/11	$1,944	1,942

Total U.S. Treasury Obligation (Cost $1,942)($ Thousands)		1,942

Total Investments — 110.8% (Cost $1,495,679) ($ Thousands) ‡‡		$1,889,285

A summary of the open futures contracts held by the Fund at December 31, 2010, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Composite Index	28	Mar-2011	$175

For the period ended December 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,705,296 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at December 31, 2010. The total market value of securities on loan at December 31, 2010 was $173,190 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2010 was $174,622 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Large Cap Growth Fund

December 31, 2010

‡‡	At December 31, 2010, the tax basis cost of the Fund’s investments was $1,495,679 ($ Thousands), and the unrealized appreciation and depreciation were $424,337 ($ Thousands) and ($30,731) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	1,671,468	—	—	1,671,468
Affiliated Partnership	—	174,622	—	174,622
U.S. Treasury Obligation	—	1,942	—	1,942
Cash Equivalent	41,253	—	—	41,253

Total Investments in Securities	$1,712,721	$176,564	$—	$1,889,285

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$175	$—	$—	$175

Total Other Financial Instruments	$175	$—	$—	$175

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.9%

Consumer Discretionary — 10.6%
Abercrombie & Fitch, Cl A	1,426	$82
Advance Auto Parts (A)	1,200	79
Aeropostale *	1,794	44
Amazon.com *	77,321	13,918
American Eagle Outfitters	3,150	46
American Greetings, Cl A (A)	16,300	361
Apollo Group, Cl A *	84,925	3,354
Autoliv (A)	26,150	2,064
Autonation * (A)	4,100	116
Autozone *	5,919	1,614
Barnes & Noble	850	12
Bed Bath & Beyond *	4,400	216
Best Buy	60,880	2,088
Big Lots *	1,557	47
Blyth (A)	6,500	224
BorgWarner * (A)	42,902	3,104
Brinker International	3,400	71
Cablevision Systems, Cl A	6,700	227
Career Education *	1,800	38
Carmax * (A)	6,383	204
Carnival	33,300	1,535
Cavco Industries *	130	6
CBS, Cl B	86,400	1,646
Chico’s FAS	4,700	57
Chipotle Mexican Grill, Cl A *	800	170
Clear Channel Outdoor Holdings, Cl A *	5,800	81
Coach	164,936	9,123
Comcast, Cl A	441,800	9,706
Ctrip.com International ADR *	41,566	1,681
Darden Restaurants	3,127	145
DeVry	1,021	49
Dick’s Sporting Goods *	3,700	139
DIRECTV, Cl A *	84,926	3,391
Discovery Communications, Cl C * (A)	5,040	185
Discovery Communications, Cl A *	4,000	167
DISH Network, Cl A *	17,549	345
Dollar Tree *	2,043	115
DR Horton	6,500	77
Eastman Kodak * (A)	415,100	2,225
Expedia	9,800	246
Family Dollar Stores	1,500	75
Federal Mogul, Cl A *	2,600	54
Ford Motor * (A)	350,900	5,892
Fortune Brands	2,500	151
Fossil *	6,100	430
GameStop, Cl A * (A)	30,522	698
Gannett	45,800	691
Gap	137,000	3,033
Garmin (A)	37,300	1,156
General Motors * (A)	42,900	1,581
Gentex	5,500	162
Genuine Parts	4,550	233
Goodyear Tire & Rubber * (A)	6,550	78
H&R Block (A)	5,900	70
Harley-Davidson (A)	4,301	149

Description	Shares	Market Value ($ Thousands)

Harman International Industries *	4,200	$194
Hasbro	5,095	240
Helen of Troy *	5,200	155
Hillenbrand	6,100	127
Home Depot	46,200	1,620
International Game Technology	5,453	97
Interpublic Group *	13,000	138
iRobot *	2,400	60
ITT Educational Services * (A)	12,800	815
J.C. Penney	4,030	130
Jarden	4,100	127
Johnson Controls	35,059	1,339
KB Home (A)	4,700	63
Kohl’s *	8,300	451
Lamar Advertising, Cl A * (A)	7,300	291
Las Vegas Sands * (A)	5,600	257
Lear *	1,100	109
Leggett & Platt	31,000	705
Lennar, Cl A (A)	5,100	96
Liberty Global, Cl A * (A)	14,200	502
Liberty Media - Capital, Ser A *	10,500	657
Liberty Media - Interactive, Cl A *	15,950	251
Liberty Media - Starz, Ser A *	9,206	612
Limited Brands	17,900	550
LKQ *	3,200	73
Lowe’s	298,181	7,478
Macy’s	79,200	2,004
Madison Square Garden, Cl A *	1,675	43
Marriott International, Cl A (A)	7,099	295
Mattel	4,000	102
McDonald’s	98,483	7,560
McGraw-Hill	45,800	1,668
Mohawk Industries *	2,829	161
NetFlix * (A)	29,929	5,258
New York Times, Cl A * (A)	10,200	100
Newell Rubbermaid	2,700	49
News, Cl A	253,900	3,697
Nike, Cl B (A)	86,600	7,397
Nordstrom (A)	55,011	2,331
NVR *	100	69
Omnicom Group	6,000	275
O’Reilly Automotive * (A)	6,600	399
Oxford Industries	2,300	59
Penn National Gaming *	2,300	81
Perry Ellis International *	1,100	30
PetSmart	27,808	1,107
Phillips-Van Heusen	800	50
Polo Ralph Lauren	900	100
priceline.com *	22,577	9,021
RadioShack	45,100	834
Ross Stores	18,500	1,170
Royal Caribbean Cruises * (A)	3,900	183
Sauer-Danfoss *	2,800	79
Scholastic	1,700	50
Sears Holdings * (A)	900	66
Shoe Carnival *	1,200	32
Shutterfly *	4,500	158
Sirius XM Radio *	32,816	54

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Snap-On	778	$44
Stanley Black & Decker	4,250	284
Staples	159,827	3,639
Starbucks (A)	139,061	4,468
Starwood Hotels & Resorts Worldwide	3,600	219
Superior Industries International	5,900	125
Target	89,906	5,406
Tempur-Pedic International *	20,100	805
Thomson Reuters	4,500	168
Tiffany (A)	1,800	112
Tim Hortons	1,500	62
Timberland, Cl A *	8,400	207
Time Warner	246,767	7,938
Time Warner Cable, Cl A	38,016	2,510
TJX	37,100	1,647
Toll Brothers *	2,300	44
TRW Automotive Holdings * (A)	27,300	1,439
Urban Outfitters * (A)	79,164	2,835
VF (A)	36,557	3,150
Viacom, Cl B	10,400	412
Virgin Media (A)	12,500	341
WABCO Holdings *	3,400	207
Walt Disney (A)	138,757	5,205
Warnaco Group *	2,100	116
Washington Post, Cl B (A)	100	44
Whirlpool (A)	26,000	2,310
Wyndham Worldwide	13,000	390
Wynn Resorts	500	52
Yum! Brands	53,500	2,624

		181,873

Consumer Staples — 7.7%
Alberto-Culver	1,300	48
Altria Group	96,510	2,376
Archer-Daniels-Midland	111,278	3,347
Avon Products	7,636	222
BJ's Wholesale Club *	7,457	357
Brown-Forman, Cl B	1,500	104
Bunge	2,500	164
Campbell Soup (A)	47,600	1,654
Central European Distribution *	1,800	41
Chiquita Brands International * (A)	26,000	364
Church & Dwight	800	55
Clorox	2,969	188
Coca-Cola	204,980	13,482
Coca-Cola Enterprises	48,600	1,217
Colgate-Palmolive	51,260	4,120
ConAgra Foods	51,550	1,164
Constellation Brands, Cl A *	3,000	66
Corn Products International	30,800	1,417
Costco Wholesale	53,007	3,828
CVS Caremark	209,370	7,280
Del Monte Foods	70,300	1,322
Diageo ADR	45,800	3,404
Dr Pepper Snapple Group	30,300	1,065
Energizer Holdings *	1,628	119
Estee Lauder, Cl A	3,500	283

Description	Shares	Market Value ($ Thousands)

General Mills	16,768	$597
Green Mountain Coffee Roasters * (A)	1,600	53
Herbalife	19,700	1,347
Hershey	1,900	90
HJ Heinz	4,597	227
Hormel Foods	2,000	102
JM Smucker	3,700	243
Kellogg	9,158	468
Kimberly-Clark	8,317	524
Kraft Foods, Cl A	92,444	2,913
Kroger	181,552	4,060
Lorillard	5,450	447
McCormick	2,100	98
Mead Johnson Nutrition, Cl A	82,724	5,149
Molson Coors Brewing, Cl B	12,900	648
Pantry *	6,200	123
PepsiCo	140,973	9,210
Philip Morris International	96,974	5,676
Prestige Brands Holdings *	18,600	222
Procter & Gamble	476,143	30,630
Ralcorp Holdings *	6,900	448
Reynolds American	40,000	1,305
Safeway	152,417	3,428
Sara Lee	26,800	469
Smithfield Foods *	29,900	617
SUPERVALU (A)	42,400	408
Susser Holdings *	2,600	36
SYSCO	10,550	310
Tyson Foods, Cl A	66,500	1,145
Walgreen	126,800	4,940
Wal-Mart Stores	147,948	7,979
Whole Foods Market	3,700	187

		131,786

Energy — 9.8%
Anadarko Petroleum	11,400	868
Apache	45,199	5,389
Arch Coal	4,000	140
Baker Hughes	8,208	469
BP ADR	68,200	3,012
Cabot Oil & Gas	1,500	57
Cameron International *	57,941	2,939
Canadian Natural Resources	189,714	8,427
Chesapeake Energy (A)	54,243	1,405
Chevron	304,512	27,787
Cimarex Energy	11,643	1,031
Complete Production Services *	6,200	183
Concho Resources *	900	79
ConocoPhillips	255,499	17,400
Consol Energy	3,800	185
Continental Resources *	2,800	165
Denbury Resources * (A)	64,148	1,225
Devon Energy	46,790	3,674
Diamond Offshore Drilling (A)	15,600	1,043
Dril-Quip *	3,600	280
El Paso	47,175	649
Ensco International ADR	3,000	160
EOG Resources (A)	78,659	7,190
Equities	3,300	148
EXCO Resources	3,100	60

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Exterran Holdings * (A)	2,700	$65
Exxon Mobil	255,849	18,708
FMC Technologies *	43,237	3,844
Frontier Oil (A)	17,500	315
Frontline	2,300	58
Halliburton	103,245	4,216
Helmerich & Payne	9,295	451
Hess	35,788	2,739
Holly (A)	7,600	310
Marathon Oil	189,900	7,032
Massey Energy (A)	1,900	102
McDermott International *	26,200	542
Murphy Oil	64,816	4,832
Nabors Industries *	5,600	131
National Oilwell Varco	33,871	2,278
Newfield Exploration *	2,500	180
Noble	31,500	1,127
Noble Energy	3,616	311
Occidental Petroleum	70,345	6,901
Oceaneering International *	1,200	88
Oil States International *	28,300	1,814
Patriot Coal * (A)	880	17
Patterson-UTI Energy (A)	49,700	1,071
Peabody Energy	8,900	569
PetroHawk Energy *	8,200	150
Pioneer Natural Resources	4,944	429
Plains Exploration & Production *	4,095	132
Pride International *	2,700	89
QEP Resources	3,500	127
Range Resources (A)	43,152	1,941
Rowan *	2,522	88
RPC (A)	12,300	223
SandRidge Energy *	9,492	69
Schlumberger	117,550	9,815
SEACOR Holdings	3,500	354
SM Energy	1,000	59
Southwestern Energy * (A)	42,668	1,597
Spectra Energy (A)	19,743	493
Stone Energy * (A)	24,000	535
Sunoco	18,700	754
Swift Energy *	9,800	384
Teekay Shipping	3,100	103
Tidewater	1,850	100
Transocean * (A)	35,250	2,450
Ultra Petroleum * (A)	5,100	244
Unit *	28,200	1,311
Valero Energy	139,294	3,220
Venoco * (A)	4,800	89
Weatherford International *	16,800	383
Whiting Petroleum *	1,700	199
Williams	71,479	1,767

		168,771

Financials — 16.4%
ACE	46,870	2,918
Affiliated Managers Group *	1,000	99
Aflac	85,260	4,811
Agree Realty † (A)	7,700	202
Alexandria Real Estate Equities †	1,000	73
Allstate	92,050	2,935

Description	Shares	Market Value ($ Thousands)

AMB Property †	1,800	$57
American Equity Investment Life Holding	26,600	334
American Express	222,627	9,555
American Financial Group	61,500	1,986
American International Group * (A)	2,900	167
Ameriprise Financial	89,490	5,150
Annaly Capital Management † (A)	64,713	1,160
AON	6,585	303
Apartment Investment & Management, Cl A † (A)	67,115	1,734
Arch Capital Group *	12,800	1,127
Arthur J. Gallagher	2,600	76
Associated Banc-Corp (A)	14,100	214
Assurant	63,800	2,458
Assured Guaranty	6,600	117
AvalonBay Communities †	1,900	214
Axis Capital Holdings	51,000	1,830
Bancorp Rhode Island	1,500	44
Bank of America	1,620,475	21,617
Bank of Hawaii	1,087	51
Bank of New York Mellon	272,287	8,223
BB&T	21,649	569
Berkshire Hathaway, Cl B *	150,700	12,073
BlackRock	6,177	1,177
Boston Properties †	2,559	220
Brandywine Realty Trust †	38,000	443
BRE Properties, Cl A †	2,200	96
Brookfield Asset Management, Cl A	40,500	1,348
Brown & Brown	2,200	53
Camden Property Trust †	2,200	119
Capital One Financial	145,400	6,188
CapitalSource	8,028	57
CB Richard Ellis Group, Cl A *	2,800	57
Charles Schwab	183,913	3,147
Chimera Investment †	45,400	187
Chubb	107,000	6,381
Cincinnati Financial (A)	3,700	117
CIT Group *	5,100	240
Citigroup *	3,468,800	16,407
CME Group	23,250	7,481
Comerica (A)	14,200	600
Commerce Bancshares	2,976	118
CommonWealth REIT †	6,400	163
Credicorp	10,100	1,201
Cullen/Frost Bankers	1,900	116
Digital Realty Trust † (A)	1,300	67
Discover Financial Services	9,766	181
Duke Realty †	21,100	263
E*Trade Financial *	7,000	112
Endurance Specialty Holdings	35,200	1,622
Equity Residential †	4,687	243
Erie Indemnity, Cl A	1,400	92
Everest Re Group	32,200	2,731
Federal Realty Investment Trust †	800	62
Fidelity National Financial, Cl A	5,399	74
Fifth Third Bancorp	101,900	1,496

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

First American Financial	2,100	$31
First Citizens BancShares, Cl A	600	113
First Horizon National *	15,961	188
First Niagara Financial Group (A)	4,000	56
Forest City Enterprises, Cl A * (A)	61,000	1,018
Franklin Resources	19,450	2,163
Fulton Financial (A)	26,200	271
General Growth Properties †	3,000	46
Genworth Financial, Cl A *	7,503	99
Goldman Sachs Group	80,300	13,503
Hanover Insurance Group	4,297	201
Hartford Financial Services Group	42,600	1,128
HCC Insurance Holdings	1,500	43
HCP †	8,700	320
Health Care †	2,171	103
Highwoods Properties †	750	24
Hospitality Properties Trust †	72,600	1,673
Host Hotels & Resorts †	88,009	1,573
Howard Hughes *	295	16
Hudson City Bancorp	145,200	1,850
Huntington Bancshares	222,500	1,529
IntercontinentalExchange *	32,691	3,895
Invesco	7,743	186
Investment Technology Group *	2,400	39
Jefferies Group (A)	7,900	211
Jones Lang LaSalle	17,000	1,427
JPMorgan Chase	680,703	28,875
Keycorp	16,200	143
Kimco Realty †	5,987	108
Legg Mason	2,100	76
Liberty Property Trust †	8,300	265
Lincoln National	50,500	1,404
Loews	4,100	160
M&T Bank (A)	2,500	218
Macerich † (A)	5,935	281
Mack-Cali Realty †	19,000	628
Maiden Holdings	15,800	124
Manulife Financial	1,565	27
Marsh & McLennan	9,272	253
Marshall & Ilsley	11,700	81
MBIA * (A)	7,600	91
Mercury General	1,700	73
MetLife	95,000	4,222
MFA Financial †	15,800	129
Moody’s (A)	3,838	102
Morgan Stanley	202,860	5,520
MSCI, Cl A *	1,300	51
Nationwide Health Properties †	1,500	55
Nelnet, Cl A	3,200	76
New York Community Bancorp (A)	6,003	113
Northern Trust (A)	6,450	358
NYSE Euronext (A)	147,700	4,428
Old Republic International	5,100	69
OneBeacon Insurance Group, Cl A	4,400	67
PartnerRe	1,800	145

Description	Shares	Market Value ($ Thousands)

People’s United Financial	9,925	$139
Plum Creek Timber †	2,090	78
PNC Financial Services Group	79,000	4,797
Popular *	14,800	47
Principal Financial Group	8,000	260
Progressive	10,982	218
Prologis † (A)	9,200	133
Protective Life	8,600	229
Prudential Financial	74,800	4,391
Public Storage †	15,450	1,567
Ramco-Gershenson Properties †	10,600	132
Raymond James Financial (A)	2,025	66
Rayonier †	4,600	242
Regions Financial (A)	97,300	681
Reinsurance Group of America, Cl A	21,100	1,133
RenaissanceRe Holdings	20,900	1,331
Resource Capital † (A)	8,900	66
Senior Housing Properties Trust †	5,400	118
Simon Property Group †	8,248	821
SL Green Realty †	700	47
SLM *	7,400	93
StanCorp Financial Group	10,400	469
State Street	38,904	1,803
Sunstone Hotel Investors * †	33,900	350
SunTrust Banks	27,800	820
SVB Financial Group * (A)	1,550	82
T. Rowe Price Group (A)	33,600	2,169
Taubman Centers † (A)	37,300	1,883
TD Ameritrade Holding	7,650	145
TFS Financial	6,058	55
Torchmark	1,000	60
Transatlantic Holdings	1,400	72
Travelers	115,365	6,427
Unitrin	4,900	120
Unum Group	85,650	2,074
US Bancorp	160,326	4,324
Validus Holdings	30,600	937
Valley National Bancorp (A)	2,276	33
Ventas † (A)	3,400	178
Vornado Realty Trust †	18,643	1,553
Waddell & Reed Financial, Cl A	2,800	99
Walter Investment Management †	876	16
Washington Federal	3,900	66
Weingarten Realty Investors †	4,600	109
Wells Fargo	901,867	27,949
WesBanco	5,500	104
Weyerhaeuser (A)	9,119	173
White Mountains Insurance Group	100	34
Winthrop Realty Trust †	11,700	150
World Acceptance * (A)	5,200	275
XL Group, Cl A	12,400	271
Zions Bancorporation	2,200	53

		282,246

Health Care — 12.4%
Abbott Laboratories	205,958	9,868

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Aetna	197,600	$6,029
Agilent Technologies *	19,650	814
Alcon	1,333	218
Alere *	1,700	62
Alexion Pharmaceuticals *	645	52
Allergan	168,578	11,576
AmerisourceBergen	81,576	2,784
Amgen *	154,807	8,499
Amylin Pharmaceuticals * (A)	3,700	54
Baxter International	14,150	716
Beckman Coulter	2,600	196
Becton Dickinson	8,600	727
Biogen Idec *	69,808	4,681
Boston Scientific *	36,600	277
Bristol-Myers Squibb	183,245	4,852
Bruker BioSciences * (A)	22,500	373
C.R. Bard	3,700	340
Cardinal Health	42,500	1,628
CareFusion *	3,517	90
Celgene *	72,547	4,290
Cerner * (A)	1,100	104
Charles River Laboratories International * (A)	1,600	57
Cigna	7,040	258
Community Health Systems *	1,600	60
Cooper	2,100	118
Covance * (A)	72,900	3,748
Coventry Health Care *	56,900	1,502
Covidien	70,637	3,225
Cyberonics *	2,300	71
DaVita *	39,653	2,756
Dendreon * (A)	1,600	56
Dentsply International	2,300	79
Edwards Lifesciences *	1,400	113
Eli Lilly	146,971	5,150
Emergent Biosolutions *	3,100	73
Endo Pharmaceuticals Holdings *	45,900	1,639
Express Scripts *	51,469	2,782
Forest Laboratories *	114,300	3,655
Furiex Pharmaceuticals *	433	6
Genzyme *	5,050	360
Gilead Sciences *	115,357	4,180
Health Management Associates, Cl A *	9,200	88
Health Net *	43,800	1,195
Henry Schein *	1,700	104
Hill-Rom Holdings	3,000	118
Hologic *	7,600	143
Hospira *	3,100	173
Human Genome Sciences *	3,600	86
Humana *	30,379	1,663
Idexx Laboratories * (A)	39,370	2,725
Illumina * (A)	2,302	146
Impax Laboratories *	1,800	36
Intuitive Surgical * (A)	14,614	3,767
Invacare (A)	9,200	278
Johnson & Johnson	379,970	23,501
Kinetic Concepts * (A)	23,400	980
King Pharmaceuticals *	62,950	884
Laboratory Corp of America Holdings * (A)	24,981	2,196

Description	Shares	Market Value ($ Thousands)

Life Technologies *	16,991	$943
Lincare Holdings (A)	4,800	129
McKesson	4,926	347
Medco Health Solutions *	122,186	7,486
Medidata Solutions *	5,700	136
Mednax *	1,500	101
Medtronic	273,626	10,149
Merck	384,672	13,864
Mettler Toledo International *	2,850	431
Mylan Laboratories *	7,475	158
Myriad Genetics *	2,403	55
Novo Nordisk ADR (A)	34,100	3,839
Orthofix International *	4,200	122
Par Pharmaceutical *	7,400	285
Patterson	2,100	64
PerkinElmer	5,950	154
Perrigo	43,101	2,730
Pfizer	1,043,645	18,274
Pharmaceutical Product Development	5,200	141
Quest Diagnostics	3,004	162
Questcor Pharmaceuticals *	2,100	31
ResMed * (A)	1,800	62
Sirona Dental Systems *	7,300	305
St. Jude Medical *	13,600	581
Stryker	5,600	301
SXC Health Solutions *	6,000	257
Techne	817	54
Tenet Healthcare *	9,200	62
Teva Pharmaceutical Industries ADR	960	50
Thermo Fisher Scientific *	51,600	2,857
United Therapeutics *	828	52
UnitedHealth Group	409,635	14,792
Universal Health Services, Cl B	1,200	52
Valeant Pharmaceuticals International	1,780	50
Varian Medical Systems *	2,900	201
VCA Antech *	2,200	51
Vertex Pharmaceuticals * (A)	2,700	95
Waters *	1,600	124
Watson Pharmaceuticals *	2,900	150
WellPoint *	91,844	5,222
Zimmer Holdings *	25,026	1,343

		212,463

Industrials — 10.1%
3M	142,478	12,296
ABB ADR	151,679	3,405
Aecom Technology *	1,500	42
AGCO *	1,600	81
Alliant Techsystems (A)	2,500	186
Amerco *	400	39
Ametek	14,250	559
AMR * (A)	25,300	197
Applied Industrial Technologies	3,900	127
Avery Dennison	3,100	131
Babcock & Wilcox *	3,800	97
BE Aerospace *	1,900	70
Boeing	105,801	6,905

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Bucyrus International, Cl A	1,500	$134
C.H. Robinson Worldwide (A)	3,102	249
Carlisle	1,500	60
Caterpillar	49,786	4,663
Chicago Bridge & Iron *	10,200	336
Cintas	1,700	47
CNH Global	1,600	76
Con-way (A)	3,100	113
Cooper Industries, Cl A	9,100	531
Copart *	1,600	60
Corrections Corp of America *	1,900	48
Covanta Holding (A)	2,900	50
Crane	4,850	199
CSX	51,862	3,351
Cummins	43,660	4,803
Danaher	134,075	6,324
Deere	23,900	1,985
Delta Air Lines *	8,100	102
Donaldson	1,900	111
Dover	17,900	1,046
Dun & Bradstreet	15,100	1,239
DXP Enterprises *	1,500	36
Eaton	11,679	1,186
Emerson Electric	72,376	4,138
EnerSys *	4,000	129
Ennis	1,500	26
Equifax	2,500	89
Expeditors International of Washington (A)	65,500	3,576
Fastenal (A)	2,800	168
FedEx	21,481	1,998
Flowserve	2,004	239
Fluor (A)	52,307	3,466
Foster Wheeler *	2,100	72
FTI Consulting *	1,300	48
Gardner Denver	26,900	1,851
GATX	1,600	56
General Cable * (A)	3,000	105
General Dynamics	63,206	4,485
General Electric	1,279,185	23,396
Goodrich	52,550	4,628
Graco	1,400	55
Harsco	2,300	65
Hertz Global Holdings * (A)	4,200	61
Honeywell International	25,963	1,380
IDEX	1,400	55
IHS, Cl A *	700	56
Illinois Tool Works	16,829	899
Ingersoll-Rand (A)	4,400	207
Iron Mountain	3,625	91
ITT	9,100	474
Jacobs Engineering Group *	3,100	142
John Bean Technologies	216	4
Joy Global	6,100	529
Kansas City Southern * (A)	2,092	100
KBR	83,700	2,550
Kennametal	18,000	710
L-3 Communications Holdings	34,600	2,439
Landstar System	1,200	49
Lincoln Electric Holdings	400	26
Lockheed Martin	33,170	2,319
Manitowoc (A)	4,100	54

Description	Shares	Market Value ($ Thousands)

Manpower	1,700	$107
Masco	7,600	96
MSC Industrial Direct, Cl A	2,000	129
NACCO Industries, Cl A	1,400	152
Navistar International *	900	52
Norfolk Southern	44,590	2,801
Northrop Grumman	97,734	6,331
Oshkosh Truck *	7,000	247
PACCAR	6,134	352
Pall	2,322	115
Parker Hannifin	34,275	2,958
Pentair	2,400	88
Polypore International *	1,400	57
Precision Castparts	31,504	4,386
Quanta Services *	143,300	2,855
Raytheon	76,700	3,554
Republic Services	7,345	219
Robert Half International	2,900	89
Rockwell Automation	11,800	846
Rockwell Collins	63,160	3,680
Roper Industries	43,738	3,343
RR Donnelley & Sons	129,200	2,257
Shaw Group *	1,550	53
Skywest	821	13
Southwest Airlines	20,700	269
Spirit Aerosystems Holdings, Cl A *	2,400	50
SPX	749	54
Stericycle *	41,841	3,386
Textron (A)	5,200	123
Thomas & Betts *	5,400	261
Timken	30,200	1,441
Trimas *	3,600	74
Trinity Industries	5,700	152
Tyco International	10,911	452
Union Pacific	37,300	3,456
United Continental Holdings * (A)	103,132	2,456
United Parcel Service, Cl B	22,300	1,618
United Technologies	137,801	10,848
URS *	3,500	146
Verisk Analytics, Cl A *	1,700	58
Waste Management (A)	11,218	414
WW Grainger (A)	13,209	1,824

		173,481

Information Technology — 20.3%
Accenture, Cl A	77,128	3,740
Acme Packet *	6,600	351
Activision Blizzard	134,300	1,671
Adobe Systems *	319,845	9,845
Advanced Micro Devices * (A)	7,200	59
Advent Software *	1,378	80
Akamai Technologies *	15,500	729
Alliance Data Systems * (A)	1,100	78
Altera (A)	9,400	334
Amdocs *	36,900	1,014
Amphenol, Cl A	59,636	3,148
Analog Devices	5,950	224
Ansys *	39,136	2,038
AOL *	7,727	183
Apple *	123,327	39,780

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Applied Materials	59,300	$833
Arris Group *	10,500	118
Arrow Electronics *	5,000	171
Atheros Communications *	1,792	64
Atmel *	5,600	69
Autodesk *	80,609	3,079
Automatic Data Processing	10,018	464
Avnet *	49,100	1,622
AVX	8,200	127
BMC Software *	6,848	323
Broadcom, Cl A	36,247	1,579
Broadridge Financial Solutions	3,000	66
Brocade Communications Systems *	8,700	46
Brooks Automation *	3,700	34
CA	17,197	420
Cadence Design Systems *	11,100	92
Check Point Software Technologies *	74,784	3,460
Ciena * (A)	6,400	135
Cisco Systems *	893,399	18,073
Citrix Systems *	140,906	9,639
Cognizant Technology Solutions, Cl A *	45,995	3,371
CommScope *	1,527	48
Computer Sciences	34,000	1,686
Convergys *	7,400	98
CoreLogic	2,100	39
Corning	298,480	5,767
Cree * (A)	1,917	126
Cypress Semiconductor *	6,250	116
Dell *	32,400	439
Diebold	1,700	55
Dolby Laboratories, Cl A *	1,235	82
DST Systems	32,850	1,457
eBay *	126,334	3,516
EchoStar, Cl A *	3,100	77
Electronic Arts *	5,200	85
Electronics for Imaging * (A)	4,100	59
EMC *	610,003	13,969
Equinix *	800	65
F5 Networks *	16,985	2,211
Factset Research Systems (A)	900	84
Fidelity National Information Services	6,909	189
First Solar * (A)	1,200	156
Fiserv *	2,942	172
Flir Systems *	1,900	56
Genpact *	141,075	2,144
Global Payments	2,000	92
Google, Cl A *	23,697	14,075
Harris	42,600	1,930
Hewlett-Packard	206,773	8,705
Hittite Microwave *	1,200	73
IAC *	46,495	1,334
Ingram Micro, Cl A *	104,400	1,993
Intel	568,733	11,961
Interactive Intelligence *	3,600	94
International Business Machines	78,708	11,551
International Rectifier *	3,500	104

Description	Shares	Market Value ($ Thousands)

Intersil, Cl A (A)	4,000	$61
Intuit *	136,831	6,746
IPG Photonics *	1,600	51
Jabil Circuit	4,800	96
JDS Uniphase *	3,700	54
Juniper Networks * (A)	68,946	2,545
Kla-Tencor	2,500	97
Lam Research *	12,270	635
Lender Processing Services	1,632	48
Lexmark International, Cl A *	27,400	954
Linear Technology (A)	8,300	287
Loral Space & Communications *	2,500	191
LSI Logic *	22,400	134
Marvell Technology Group *	67,200	1,247
Mastercard, Cl A	41,867	9,383
Maxim Integrated Products (A)	4,600	109
McAfee *	2,900	134
MEMC Electronic Materials *	4,300	48
Microchip Technology (A)	3,692	126
Micron Technology * (A)	128,900	1,034
Micros Systems *	1,100	48
Microsoft	834,184	23,290
Monster Worldwide * (A)	3,200	76
Motorola *	44,800	406
National Instruments	1,800	68
National Semiconductor	9,100	125
NetApp * (A)	115,067	6,324
NeuStar, Cl A *	1,800	47
Novell *	13,200	78
Novellus Systems *	3,400	110
Nuance Communications *	179,800	3,269
Nvidia * (A)	12,250	189
Opnet Technologies	3,400	91
Oracle	382,713	11,979
Paychex	6,100	189
Plantronics	2,700	100
Polycom *	67,164	2,618
QLogic *	4,200	71
Qualcomm	414,189	20,498
Rackspace Hosting * (A)	52,300	1,643
Rambus *	5,000	102
Red Hat *	47,000	2,146
Research In Motion *	64,625	3,757
Rovi *	3,923	243
SAIC *	6,200	98
Salesforce.com *	44,487	5,872
SanDisk *	50,693	2,528
Seagate Technology *	88,600	1,332
Silicon Image *	3,500	26
Silicon Laboratories * (A)	1,296	60
Skyworks Solutions *	2,200	63
Symantec *	75,714	1,267
Synopsys *	13,500	363
Tech Data *	22,300	982
Tellabs	11,600	79
Teradata *	70,100	2,885
Teradyne * (A)	9,800	138
Texas Instruments (A)	557,139	18,107
TIBCO Software *	12,000	237
Total System Services	3,100	48
Trimble Navigation *	45,490	1,816

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Tyco Electronics	12,900	$457
Verigy *	863	11
VeriSign (A)	99,154	3,239
Visa, Cl A (A)	116,409	8,193
Vishay Intertechnology * (A)	81,300	1,193
Vishay Precision Group *	5,807	109
VistaPrint *	1,200	55
VMware, Cl A * (A)	2,000	178
WebMD Health, Cl A *	2,596	133
Western Digital *	36,650	1,242
Western Union	20,088	373
Xerox	252,228	2,906
Xilinx (A)	6,110	177
Yahoo! * (A)	23,550	392
Zebra Technologies, Cl A *	7,500	285

		347,958

Materials — 3.6%
Air Products & Chemicals	4,050	368
Airgas	1,700	106
AK Steel Holding (A)	6,500	106
Albemarle	1,100	61
Alcoa (A)	98,200	1,511
Allegheny Technologies (A)	83,874	4,628
Alpha Natural Resources *	2,600	156
Aptargroup	1,100	52
Ashland	46,100	2,345
Ball	18,200	1,239
Bemis	2,400	78
Cabot	8,000	301
Celanese, Ser A	16,800	692
CF Industries Holdings	6,200	838
Cliffs Natural Resources (A)	1,800	140
Commercial Metals	3,100	52
Crown Holdings *	2,200	73
Cytec Industries	20,500	1,088
Dow Chemical (A)	71,875	2,454
E.I. Du Pont de Nemours	17,800	888
Eagle Materials	753	21
Eastman Chemical	41,700	3,506
Ecolab (A)	7,600	383
FMC	900	72
Freeport-McMoRan Copper & Gold, Cl B	86,445	10,381
Greif, Cl A	1,500	93
Huntsman	4,200	66
International Flavors & Fragrances	1,400	78
International Paper	111,800	3,045
Kaiser Aluminum (A)	1,000	50
Koppers Holdings	4,900	175
Lubrizol	28,500	3,046
Martin Marietta Materials (A)	550	51
MeadWestvaco	7,400	194
Monsanto	68,020	4,737
Mosaic	3,000	229
Nalco Holding	119,900	3,830
NewMarket (A)	1,600	197
Newmont Mining	15,000	922
Nucor (A)	19,800	868
OM Group *	2,300	89
Owens-Illinois *	23,150	711

Description	Shares	Market Value ($ Thousands)

Packaging Corp of America	1,900	$49
Potash Corp of Saskatchewan	21,120	3,270
PPG Industries	3,000	252
Praxair (A)	5,800	554
Reliance Steel & Aluminum	1,700	87
Rock-Tenn, Cl A	19,300	1,041
Royal Gold (A)	1,938	106
RPM International	1,500	33
Sealed Air	6,700	171
Sherwin-Williams (A)	1,700	142
Sigma-Aldrich	2,200	146
Sonoco Products	26,600	896
Southern Copper	33,211	1,619
Steel Dynamics (A)	4,900	90
Syngenta ADR (A)	58,400	3,433
Titanium Metals *	2,700	46
United States Steel (A)	2,368	138
Vulcan Materials	2,397	106
Walter Energy	2,400	307

		62,406

Telecommunication Services — 2.9%
AboveNet (A)	600	35
American Tower, Cl A *	92,400	4,772
AT&T	809,646	23,788
Atlantic Telegraph-Network	3,100	119
CenturyTel (A)	22,768	1,051
Crown Castle International *	109,300	4,791
Frontier Communications	13,691	133
MetroPCS Communications * (A)	51,700	653
NII Holdings *	2,900	129
Qwest Communications International	19,518	149
SBA Communications, Cl A * (A)	2,100	86
Sprint Nextel * (A)	44,900	190
Telephone & Data Systems	1,900	69
Telephone & Data Systems, Cl L	1,300	41
US Cellular *	33,676	1,682
USA Mobility	7,500	133
Verizon Communications	353,559	12,650
Windstream (A)	8,323	116

		50,587

Utilities — 3.1%
AES *	631,650	7,693
AGL Resources	7,900	283
Allegheny Energy	4,200	102
Alliant Energy	35,200	1,294
Ameren (A)	52,000	1,466
American Electric Power	140,900	5,070
American Water Works	16,200	410
Aqua America (A)	2,033	46
Atmos Energy	1,700	53
Calpine *	6,300	84
Centerpoint Energy	9,500	149
CMS Energy (A)	63,700	1,185
Consolidated Edison	6,500	322
Constellation Energy Group	49,810	1,526
Dominion Resources (A)	14,783	632
DPL	2,000	51

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

DTE Energy	32,800	$1,486
Duke Energy	52,444	934
Dynegy, Cl A *	1,360	8
Edison International	102,100	3,941
Energen	46,100	2,225
Entergy	63,807	4,519
Exelon	113,376	4,721
FirstEnergy (A)	38,900	1,440
GenOn Energy * (A)	185,409	706
Great Plains Energy	3,500	68
Hawaiian Electric Industries	3,200	73
ITC Holdings	845	52
MDU Resources Group	53,900	1,093
National Fuel Gas	1,300	85
NextEra Energy	7,138	371
NiSource	12,500	220
NRG Energy * (A)	48,100	940
NSTAR	7,000	295
NV Energy	36,000	506
OGE Energy	31,874	1,452
Oneok	4,000	222
PG&E	6,983	334
Pinnacle West Capital	25,300	1,049
PPL	12,200	321
Progress Energy	5,500	239
Public Service Enterprise Group	145,100	4,616
Questar	3,500	61
SCANA	5,700	231
Sempra Energy	3,747	197
Southern	19,064	729
Southern Union	2,900	70
Wisconsin Energy	1,000	59
Xcel Energy	8,453	199

		53,828

Total Common Stock (Cost $1,297,861) ($ Thousands)		1,665,399

	Number of Rights
RIGHT — 0.0%
Celgene	6,000	29

Total Right (Cost $32) ($ Thousands)		29

AFFILIATED PARTNERSHIP — 6.8%
SEI Liquidity Fund, L.P.,
0.210% ** †† (B)	119,548,436	115,490

Total Affiliated Partnership (Cost $119,548) ($ Thousands)		115,490

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 3.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.110%** ††	54,030,119	$54,030

Total Cash Equivalent (Cost $54,030) ($ Thousands)		54,030

U.S. TREASURY OBLIGATIONS (C) (D) — 0.2%
U.S. Treasury Bills
0.180%, 06/16/11	$50	50
0.175%, 06/30/11	3,505	3,502

Total U.S. Treasury Obligations (Cost $3,552) ($ Thousands)		3,552

Total Investments — 107.0% (Cost $1,475,023) ($ Thousands) ‡		$1,838,500

A summary of the open futures contracts held by the Fund at December 31, 2010, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	3	Mar-2011	$4
S&P Composite Index	126	Mar-2011	691
S&P Mid 400 Index E-MINI	71	Mar-2011	108

			$803

For the period ended December 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,718,458 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2010.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at December 31, 2010. The total market value of securities on loan at December 31, 2010 was $116,036 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2010 was $115,490 ($Thousands).
(C)	The rate reported is the effective yield at the time of purchase.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

REIT — Real Estate Investment Trust

Ser — Series

‡	At December 31, 2010, the tax basis cost of the Fund's investments was $1,475,023 ($ Thousands), and the unrealized appreciation and depreciation were $440,362 ($ Thousands) and ($76,885) ($ Thousands) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	1,665,399	—	—	1,665,399
Right	29	—	—	29
Affiliated Partnership	—	115,490	—	115,490
Cash Equivalent	54,030	—	—	54,030
U.S. Treasury Obligations	—	3,552	—	3,552

Total Investments in Securities	$1,719,458	$119,042	$—	$1,838,500

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

December 31, 2010

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$803	$—	$—	$803

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

S&P 500 Index Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.7%

Consumer Discretionary — 10.4%
Abercrombie & Fitch, Cl A	17,500	$1,009
Amazon.com *	65,500	11,790
Apollo Group, Cl A *	25,203	995
Autonation * (A)	12,126	342
Autozone *	4,794	1,307
Bed Bath & Beyond *	47,033	2,312
Best Buy (A)	59,741	2,048
Big Lots *	12,313	375
Cablevision Systems, Cl A	44,800	1,516
Carmax * (A)	43,400	1,384
Carnival	81,084	3,739
CBS, Cl B	123,001	2,343
Coach	54,010	2,987
Comcast, Cl A (A)	515,322	11,322
Darden Restaurants	26,813	1,245
DeVry	10,200	489
DIRECTV, Cl A *	153,400	6,125
Discovery Communications, Cl A * (A)	51,200	2,135
DR Horton	47,549	567
Expedia (A)	40,600	1,019
Family Dollar Stores	21,522	1,070
Ford Motor * (A)	692,080	11,620
Fortune Brands	28,419	1,712
GameStop, Cl A * (A)	23,400	535
Gannett (A)	41,147	621
Gap	78,831	1,745
Genuine Parts	30,536	1,568
Goodyear Tire & Rubber * (A)	38,393	455
H&R Block (A)	52,604	627
Harley-Davidson (A)	45,608	1,581
Harman International Industries *	10,700	496
Hasbro	24,191	1,141
Home Depot	301,096	10,556
International Game Technology	50,456	892
Interpublic Group *	95,801	1,017
J.C. Penney	45,880	1,482
Johnson Controls	122,957	4,697
Kohl’s *	53,047	2,883
Leggett & Platt	24,054	548
Lennar, Cl A (A)	28,507	535
Limited Brands	51,227	1,574
Lowe’s	257,036	6,446
Macy’s	81,364	2,058
Marriott International, Cl A (A)	55,052	2,287
Mattel (A)	69,518	1,768
McDonald’s	195,370	14,997
McGraw-Hill	55,221	2,010
Meredith (A)	6,563	227
NetFlix * (A)	8,100	1,423
Newell Rubbermaid (A)	50,447	917
News, Cl A	420,133	6,117
Nike, Cl B (A)	70,794	6,047
Nordstrom	32,802	1,390
Omnicom Group	56,204	2,574
O’Reilly Automotive *	26,900	1,625
Polo Ralph Lauren (A)	12,600	1,398

Description	Shares	Market Value ($ Thousands)

priceline.com *	9,180	$3,668
Pulte Homes * (A)	52,682	396
RadioShack (A)	19,025	352
Ross Stores (A)	23,334	1,476
Scripps Networks Interactive, Cl A	17,800	921
Sears Holdings * (A)	7,465	551
Snap-On	8,753	495
Stanley Black & Decker	31,835	2,129
Staples	136,214	3,102
Starbucks	135,058	4,339
Starwood Hotels & Resorts Worldwide (A)	36,535	2,221
Target	130,519	7,848
Tiffany (A)	24,273	1,511
Time Warner	206,112	6,631
Time Warner Cable, Cl A	64,783	4,278
TJX	72,867	3,235
Urban Outfitters * (A)	21,100	756
VF (A)	16,814	1,449
Viacom, Cl B	111,001	4,397
Walt Disney	349,927	13,126
Washington Post, Cl B (A)	955	420
Whirlpool (A)	14,805	1,315
Wyndham Worldwide	35,002	1,049
Wynn Resorts (A)	14,600	1,516
Yum! Brands	85,270	4,182

		225,051

Consumer Staples — 10.4%
Altria Group	383,356	9,438
Archer-Daniels-Midland	116,266	3,497
Avon Products	77,451	2,251
Brown-Forman, Cl B	20,195	1,406
Campbell Soup (A)	37,575	1,306
Clorox	26,842	1,699
Coca-Cola	427,953	28,147
Coca-Cola Enterprises	64,217	1,607
Colgate-Palmolive	89,193	7,169
ConAgra Foods (A)	84,652	1,911
Constellation Brands, Cl A *	31,400	696
Costco Wholesale (A)	80,418	5,807
CVS Caremark	250,635	8,714
Dean Foods *	30,600	270
Dr Pepper Snapple Group	40,700	1,431
Estee Lauder, Cl A	20,300	1,638
General Mills	117,182	4,171
Hershey (A)	29,912	1,410
HJ Heinz	60,749	3,005
Hormel Foods	10,700	548
JM Smucker (A)	23,148	1,520
Kellogg	46,067	2,353
Kimberly-Clark	74,799	4,715
Kraft Foods, Cl A	322,398	10,159
Kroger	115,959	2,593
Lorillard	27,076	2,222
McCormick	25,961	1,208
Mead Johnson Nutrition, Cl A	36,934	2,299
Molson Coors Brewing, Cl B	30,646	1,538
PepsiCo	293,285	19,160
Philip Morris International	335,765	19,652
Procter & Gamble	516,001	33,194

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

S&P 500 Index Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Reynolds American	64,880	$2,117
Safeway	66,746	1,501
Sara Lee	115,587	2,024
SUPERVALU (A)	33,097	319
SYSCO (A)	106,920	3,143
Tyson Foods, Cl A	58,590	1,009
Walgreen	172,644	6,726
Wal-Mart Stores	362,544	19,552
Whole Foods Market (A)	28,200	1,427

		224,552

Energy — 11.8%
Anadarko Petroleum	91,180	6,944
Apache	70,500	8,406
Baker Hughes	78,649	4,496
Cabot Oil & Gas (A)	16,900	640
Cameron International *	45,200	2,293
Chesapeake Energy (A)	122,100	3,164
Chevron	370,978	33,852
ConocoPhillips	271,843	18,512
Consol Energy (A)	40,600	1,979
Denbury Resources * (A)	77,600	1,481
Devon Energy	79,613	6,250
Diamond Offshore Drilling (A)	13,800	923
El Paso	135,794	1,869
EOG Resources (A)	46,244	4,227
Equities (A)	29,000	1,300
Exxon Mobil	930,398	68,031
FMC Technologies * (A)	22,400	1,991
Halliburton	167,479	6,838
Helmerich & Payne	17,300	839
Hess	54,675	4,185
Marathon Oil	129,556	4,797
Massey Energy (A)	17,100	917
Murphy Oil	35,763	2,666
Nabors Industries *	55,278	1,297
National Oilwell Varco	76,668	5,156
Newfield Exploration *	25,000	1,803
Noble Energy (A)	31,700	2,729
Occidental Petroleum (A)	150,259	14,740
Peabody Energy (A)	48,800	3,122
Pioneer Natural Resources (A)	22,400	1,945
QEP Resources	34,000	1,235
Range Resources (A)	30,900	1,390
Rowan *	25,197	880
Schlumberger	252,543	21,087
Southwestern Energy *	62,600	2,343
Spectra Energy (A)	120,861	3,020
Sunoco	20,257	817
Tesoro (A)	21,200	393
Valero Energy	105,608	2,442
Williams	109,065	2,696

		253,695

Financials — 15.7%
ACE	61,700	3,841
Aflac	86,008	4,853
Allstate	100,359	3,199
American Express	193,115	8,288
American International Group * (A)	26,508	1,527
Ameriprise Financial	46,884	2,698
AON	61,229	2,817

Description	Shares	Market Value ($ Thousands)

Apartment Investment & Management, Cl A † (A)	18,939	$489
Assurant	18,200	701
AvalonBay Communities † (A)	16,408	1,847
Bank of America	1,867,328	24,910
Bank of New York Mellon	231,386	6,988
BB&T (A)	129,297	3,399
Berkshire Hathaway, Cl B *	320,447	25,671
Boston Properties † (A)	26,700	2,299
Capital One Financial	82,962	3,531
CB Richard Ellis Group, Cl A * (A)	49,400	1,012
Charles Schwab (A)	184,827	3,162
Chubb (A)	57,156	3,409
Cincinnati Financial (A)	31,979	1,013
Citigroup *	5,379,185	25,444
CME Group	12,207	3,928
Comerica (A)	34,283	1,448
Discover Financial Services	104,730	1,941
E*Trade Financial *	32,843	525
Equity Residential †	52,840	2,745
Federated Investors, Cl B (A)	13,445	352
Fifth Third Bancorp (A)	143,411	2,105
First Horizon National *	36,437	429
Franklin Resources	27,315	3,038
Genworth Financial, Cl A *	82,500	1,084
Goldman Sachs Group	94,556	15,901
Hartford Financial Services Group	85,286	2,259
HCP † (A)	59,600	2,193
Health Care †	27,600	1,315
Host Hotels & Resorts † (A)	126,548	2,261
Hudson City Bancorp (A)	89,100	1,135
Huntington Bancshares (A)	142,075	976
IntercontinentalExchange *	13,100	1,561
Invesco	83,500	2,009
Janus Capital Group	27,977	363
JPMorgan Chase	720,557	30,566
Keycorp	170,683	1,511
Kimco Realty †	78,900	1,423
Legg Mason	25,700	932
Leucadia National	38,700	1,129
Lincoln National	60,898	1,694
Loews	57,049	2,220
M&T Bank (A)	22,861	1,990
Marsh & McLennan (A)	101,250	2,768
Marshall & Ilsley (A)	87,870	608
MetLife (A)	167,026	7,423
Moody’s (A)	39,808	1,056
Morgan Stanley	278,761	7,585
NASDAQ OMX Group * (A)	23,700	562
Northern Trust	43,805	2,427
NYSE Euronext (A)	50,500	1,514
People’s United Financial	73,600	1,031
Plum Creek Timber † (A)	31,535	1,181
PNC Financial Services Group	96,175	5,840
Principal Financial Group (A)	61,748	2,011
Progressive	120,468	2,394
Prologis † (A)	107,860	1,557
Prudential Financial	90,566	5,317
Public Storage † (A)	26,028	2,640
Regions Financial (A)	243,063	1,702

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

S&P 500 Index Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Simon Property Group † (A)	53,602	$5,333
SLM *	95,343	1,200
State Street	91,491	4,240
SunTrust Banks	90,996	2,685
T. Rowe Price Group	47,808	3,086
Torchmark	16,005	956
Travelers	85,852	4,783
Unum Group	56,652	1,372
US Bancorp	354,006	9,548
Ventas † (A)	30,400	1,595
Vornado Realty Trust † (A)	29,373	2,448
Wells Fargo	967,463	29,982
Weyerhaeuser (A)	96,140	1,820
XL Group, Cl A	57,005	1,244
Zions Bancorporation (A)	34,760	842

		338,881

Health Care — 10.7%
Abbott Laboratories	285,746	13,690
Aetna	72,502	2,212
Agilent Technologies *	64,606	2,677
Allergan	56,066	3,850
AmerisourceBergen	49,492	1,689
Amgen *	174,418	9,576
Baxter International	106,938	5,413
Becton Dickinson	42,262	3,572
Biogen Idec *	45,100	3,024
Boston Scientific * (A)	273,812	2,073
Bristol-Myers Squibb	315,575	8,356
C.R. Bard	16,588	1,522
Cardinal Health	65,555	2,512
CareFusion *	37,777	971
Celgene *	86,000	5,086
Cephalon * (A)	14,800	913
Cerner * (A)	13,800	1,307
Cigna	48,571	1,781
Coventry Health Care *	29,813	787
DaVita *	17,200	1,195
Dentsply International	28,400	970
Eli Lilly	186,730	6,543
Express Scripts *	96,304	5,205
Forest Laboratories *	54,963	1,758
Genzyme *	46,332	3,299
Gilead Sciences *	149,172	5,406
Hospira *	32,204	1,794
Humana *	32,597	1,784
Intuitive Surgical *	7,520	1,938
Johnson & Johnson	506,182	31,307
Laboratory Corp of America Holdings * (A)	18,163	1,597
Life Technologies *	35,343	1,961
McKesson	46,169	3,249
Medco Health Solutions *	79,316	4,860
Medtronic	198,917	7,378
Merck	570,244	20,552
Mylan Laboratories *	83,911	1,773
Patterson	14,400	441
PerkinElmer	17,740	458
Pfizer	1,483,176	25,970
Quest Diagnostics	25,224	1,361
St. Jude Medical *	62,756	2,683
Stryker (A)	62,042	3,332

Description	Shares	Market Value ($ Thousands)

Tenet Healthcare *	95,576	$639
Thermo Fisher Scientific *	74,243	4,110
UnitedHealth Group	205,147	7,408
Varian Medical Systems *	21,300	1,476
Waters *	17,897	1,391
Watson Pharmaceuticals * (A)	24,271	1,254
WellPoint *	72,898	4,145
Zimmer Holdings *	35,655	1,914

		230,162

Industrials — 10.6%
3M	131,382	11,338
Avery Dennison	21,815	924
Boeing	134,632	8,786
C.H. Robinson Worldwide (A)	30,000	2,406
Caterpillar	116,597	10,921
Cintas	22,507	629
CSX	69,350	4,481
Cummins	36,140	3,976
Danaher	97,696	4,608
Deere	78,002	6,478
Dover	35,937	2,101
Dun & Bradstreet	7,900	649
Eaton	30,469	3,093
Emerson Electric	138,706	7,930
Equifax	24,725	880
Expeditors International of Washington (A)	39,600	2,162
Fastenal (A)	28,500	1,707
FedEx	57,605	5,358
Flowserve	11,000	1,311
Fluor (A)	33,344	2,210
General Dynamics	69,526	4,934
General Electric	1,964,474	35,930
Goodrich	22,520	1,983
Honeywell International	143,755	7,642
Illinois Tool Works	91,924	4,909
Ingersoll-Rand (A)	60,400	2,844
ITT	35,400	1,845
Jacobs Engineering Group *	20,900	958
L-3 Communications Holdings	20,123	1,418
Lockheed Martin	54,194	3,789
Masco	59,068	748
Norfolk Southern	67,226	4,223
Northrop Grumman	54,919	3,558
PACCAR (A)	66,391	3,812
Pall	20,195	1,001
Parker Hannifin	30,071	2,595
Pitney Bowes (A)	34,875	843
Precision Castparts	25,900	3,605
Quanta Services * (A)	35,300	703
Raytheon	67,968	3,150
Republic Services	59,083	1,764
Robert Half International (A)	23,627	723
Rockwell Automation	27,326	1,959
Rockwell Collins	30,278	1,764
Roper Industries (A)	18,300	1,399
RR Donnelley & Sons	33,611	587
Ryder System	8,954	471
Southwest Airlines	143,449	1,862
Stericycle * (A)	16,600	1,343
Textron (A)	53,598	1,267

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

S&P 500 Index Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Tyco International	90,600	$3,755
Union Pacific	90,894	8,422
United Parcel Service, Cl B	182,811	13,268
United Technologies	170,632	13,432
Waste Management (A)	89,028	3,283
WW Grainger (A)	10,365	1,432

		229,169

Information Technology — 18.3%
Adobe Systems *	92,636	2,851
Advanced Micro Devices * (A)	112,463	920
Akamai Technologies *	35,000	1,647
Altera (A)	57,351	2,040
Amphenol, Cl A	33,500	1,768
Analog Devices	57,299	2,158
Apple *	169,231	54,587
Applied Materials	249,250	3,502
Autodesk *	44,017	1,681
Automatic Data Processing	89,750	4,154
BMC Software *	34,549	1,629
Broadcom, Cl A	82,836	3,607
CA	68,727	1,680
Cisco Systems *	1,025,804	20,752
Citrix Systems *	34,842	2,384
Cognizant Technology Solutions, Cl A *	55,300	4,053
Computer Sciences	29,833	1,480
Compuware *	37,275	435
Corning	285,878	5,523
Dell *	308,774	4,184
eBay *	211,732	5,893
Electronic Arts *	54,478	892
EMC *	378,140	8,659
F5 Networks *	15,100	1,965
Fidelity National Information Services	51,165	1,401
First Solar * (A)	10,440	1,359
Fiserv *	26,580	1,557
Flir Systems *	31,300	931
Google, Cl A *	46,191	27,436
Harris	25,200	1,142
Hewlett-Packard	419,465	17,660
Intel	1,032,415	21,712
International Business Machines	229,037	33,613
Intuit *	50,786	2,504
Iron Mountain	39,800	995
Jabil Circuit	32,179	646
JDS Uniphase *	36,456	528
Juniper Networks * (A)	94,500	3,489
Kla-Tencor (A)	32,771	1,266
Lexmark International, Cl A *	12,739	444
Linear Technology (A)	43,594	1,508
LSI Logic *	111,846	670
Mastercard, Cl A	17,700	3,967
McAfee *	29,500	1,366
MEMC Electronic Materials *	36,500	411
Microchip Technology (A)	36,100	1,235
Micron Technology * (A)	166,169	1,333
Microsoft	1,388,293	38,761
Molex (A)	21,860	497
Monster Worldwide * (A)	19,134	452

Description	Shares	Market Value ($ Thousands)

Motorola *	427,906	$3,881
National Semiconductor (A)	36,937	508
NetApp * (A)	68,276	3,752
Novell *	51,789	307
Novellus Systems *	14,627	473
Nvidia * (A)	111,448	1,716
Oracle	716,588	22,429
Paychex (A)	62,056	1,918
QLogic *	17,648	300
Qualcomm	300,332	14,864
Red Hat *	36,500	1,666
SAIC *	48,144	764
Salesforce.com *	22,400	2,957
SanDisk *	43,500	2,169
Symantec *	147,247	2,465
Tellabs	62,999	427
Teradata *	32,568	1,341
Teradyne * (A)	31,807	447
Texas Instruments	219,249	7,126
Total System Services (A)	29,680	456
VeriSign (A)	33,800	1,104
Visa, Cl A	91,172	6,417
Western Digital *	44,400	1,505
Western Union	118,812	2,206
Xerox	258,006	2,972
Xilinx (A)	50,309	1,458
Yahoo! * (A)	237,538	3,950

		394,905

Materials — 3.6%
Air Products & Chemicals	39,026	3,549
Airgas	12,800	800
AK Steel Holding (A)	18,300	300
Alcoa (A)	190,535	2,932
Allegheny Technologies (A)	19,359	1,068
Ball	15,591	1,061
Bemis (A)	17,990	588
CF Industries Holdings	13,690	1,850
Cliffs Natural Resources (A)	24,311	1,897
Dow Chemical (A)	213,875	7,302
E.I. Du Pont de Nemours	170,135	8,486
Eastman Chemical	14,208	1,195
Ecolab	41,830	2,109
FMC (A)	14,100	1,126
Freeport-McMoRan Copper & Gold, Cl B	86,968	10,444
International Flavors & Fragrances	15,794	878
International Paper	78,870	2,148
MeadWestvaco	33,815	885
Monsanto	99,048	6,898
Newmont Mining	90,208	5,541
Nucor (A)	57,082	2,501
Owens-Illinois *	27,800	853
PPG Industries (A)	29,645	2,492
Praxair (A)	55,999	5,346
Sealed Air (A)	24,928	634
Sherwin-Williams (A)	17,416	1,459
Sigma-Aldrich (A)	23,536	1,567
Titanium Metals *	15,000	258
United States Steel (A)	27,926	1,631

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

S&P 500 Index Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Vulcan Materials (A)	21,549	$956

		78,754

Telecommunication Services — 3.0%
American Tower, Cl A *	73,100	3,775
AT&T	1,089,440	32,008
CenturyTel (A)	56,192	2,594
Frontier Communications (A)	191,425	1,862
MetroPCS Communications * (A)	42,000	531
Qwest Communications International	314,926	2,397
Sprint Nextel * (A)	538,822	2,279
Verizon Communications	522,998	18,713
Windstream (A)	94,146	1,312

		65,471

Utilities — 3.2%
AES *	129,090	1,572
Allegheny Energy	34,068	826
Ameren	46,444	1,309
American Electric Power	89,415	3,217
Centerpoint Energy	81,868	1,287
CMS Energy (A)	48,392	900
Consolidated Edison (A)	54,033	2,678
Constellation Energy Group	39,399	1,207
Dominion Resources (A)	107,640	4,598
DTE Energy	32,645	1,480
Duke Energy (A)	240,722	4,287
Edison International	58,753	2,268
Entergy (A)	32,864	2,328
Exelon	120,854	5,032
FirstEnergy (A)	54,887	2,032
Integrys Energy Group (A)	12,534	608
NextEra Energy	75,820	3,942
Nicor	6,725	336
NiSource (A)	54,779	965
Northeast Utilities	34,400	1,097
NRG Energy *	41,700	815
Oneok	20,800	1,154
Pepco Holdings	44,500	812
PG&E	71,029	3,398
Pinnacle West Capital	18,149	752
PPL	87,271	2,297
Progress Energy (A)	52,883	2,299
Public Service Enterprise Group	91,730	2,918
SCANA	22,400	910
Sempra Energy (A)	43,565	2,286
Southern	154,235	5,897
TECO Energy	43,412	773
Wisconsin Energy (A)	22,700	1,336
Xcel Energy	88,319	2,080

		69,696

Total Common Stock (Cost $1,359,331) ($ Thousands)		2,110,336

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 9.7%
SEI Liquidity Fund, L.P.,
0.210% ** †† (B)	211,713,340	$208,575

Total Affiliated Partnership (Cost $211,713) ($ Thousands)		208,575

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110%** ††	48,228,153	48,228

Total Cash Equivalent (Cost $48,228) ($ Thousands)		48,228

U.S. TREASURY OBLIGATIONS (C) (D) — 0.3%
United States Treasury Bills
0.110%, 01/06/11	$2,100	2,100
0.102%, 01/20/11	4,295	4,295
0.120%, 02/10/11	250	250

Total U.S. Treasury Obligations (Cost $6,645) ($ Thousands)		6,645

Total Investments — 109.9% (Cost $1,625,917) ($ Thousands) ‡		$2,373,784

A summary of the open futures contracts held by the Fund at December 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	914	Mar-2011	$1,022

For the period ended December 31, 2010, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $2,159,242 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2010. The total market value of securities on loan at December 31, 2010 was $206,063 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2010 was $208,575 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

‡	At December 31, 2010, the tax basis cost of the Fund’s investments was $1,641,815 ($ Thousands), and the unrealized appreciation and depreciation were $797,011 ($ Thousands) and ($65,042) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

S&P 500 Index Fund

December 31, 2010

The Following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,110,336	$—	$—	$2,110,336
U.S. Treasury Obligations	—	6,645	—	6,645
Cash Equivalent	48,228	—	—	48,228
Affiliated Partnership	—	208,575	—	208,575

Total Investments in Securities	$2,158,564	$215,220	$—	$2,373,784

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,022	$—	$—	$1,022

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.4%

Consumer Discretionary — 13.6%
Aaron’s	250	$5
AFC Enterprises *	18,126	252
American Greetings, Cl A (A)	6,300	140
American Public Education * (A)	26,644	992
America’s Car-Mart *	5,000	135
Ameristar Casinos (A)	25,085	392
AnnTaylor Stores *	5,500	151
Bebe Stores	6,500	39
Belo, Cl A *	18,400	130
Big 5 Sporting Goods	8,600	131
Blue Nile * (A)	1,600	91
Bluegreen *	1,084	3
Blyth	3,800	131
Bravo Brio Restaurant Group *	5,919	113
Bridgepoint Education * (A)	3,700	70
Brinker International	18,663	390
Brown Shoe	23,750	331
Brunswick (A)	24,100	452
Buckle	1,700	64
Buffalo Wild Wings * (A)	6,660	292
Cabela’s * (A)	15,500	337
California Pizza Kitchen *	17,600	304
Callaway Golf (A)	31,048	250
Capella Education * (A)	100	7
Carter’s *	10,980	324
Casual Male Retail Group *	40,500	192
Cato, Cl A	21,444	588
CEC Entertainment *	10,850	421
Cheesecake Factory *	10,916	335
Chico’s FAS	21,090	254
Childrens Place Retail Stores *	7,300	362
Choice Hotels International (A)	1,100	42
Christopher & Banks	9,400	58
Cinemark Holdings	3,150	54
Cooper Tire & Rubber (A)	21,460	506
Corinthian Colleges * (A)	6,200	32
Cracker Barrel Old Country Store	13,808	756
CROCS * (A)	31,125	533
Dana Holding *	53,200	916
Deckers Outdoor * (A)	14,350	1,144
Denny’s *	13,500	48
Dillard’s, Cl A (A)	4,900	186
Domino’s Pizza *	5,400	86
DSW, Cl A *	900	35
Eastman Kodak * (A)	27,000	145
Entercom Communications * (A)	22,448	260
Ethan Allen Interiors (A)	2,100	42
EW Scripps, Cl A * (A)	150	2
Express	6,696	126
Finish Line, Cl A (A)	43,000	739
Foot Locker	8,750	172
Gaylord Entertainment * (A)	20,804	748
Genesco *	12,100	454
Hillenbrand	6,237	130
HOT Topic (A)	11,800	74
HSN *	13,055	400
Iconix Brand Group *	18,075	349
Insight Enterprises *	8,250	108
Isle of Capri Casinos * (A)	20,425	209
Jo-Ann Stores * (A)	5,311	320

Description	Shares	Market Value ($ Thousands)

Jones Group	56,415	$877
JOS A Bank Clothiers * (A)	6,600	266
Kirkland’s *	20,022	281
Knology *	11,936	187
Lakeland Industries *	17,200	151
La-Z-Boy, Cl Z * (A)	3,100	28
Leggett & Platt	2,300	52
Libbey *	21,700	336
Liberty Media - Starz, Ser A *	500	33
Life Time Fitness * (A)	14,099	578
Lincoln Educational Services (A)	4,600	71
Liz Claiborne * (A)	23,100	165
Maidenform Brands *	3,300	78
Matthews International, Cl A	2,500	88
MDC Partners, Cl A	48,900	845
Media General, Cl A * (A)	5,545	32
Men’s Wearhouse	2,000	50
Meredith (A)	10,235	355
Monro Muffler (A)	7,350	254
Morningstar (A)	1,100	58
National CineMedia	3,652	73
New Frontier Media *	53,500	91
Nutri/System (A)	3,500	74
OfficeMax *	26,972	478
Overstock.com *	400	7
Oxford Industries	21,300	546
Pacific Sunwear of California *	59,805	324
Penske Auto Group *	18,450	321
PetMed Express (A)	10,400	185
PF Chang’s China Bistro (A)	8,100	393
Pier 1 Imports *	23,800	250
Pinnacle Entertainment *	23,180	325
Polaris Industries (A)	2,700	211
Pool	5,900	133
Pre-Paid Legal Services * (A)	4,700	283
RC2 *	10,903	237
Regal Entertainment Group, Cl A (A)	9,950	117
Regis	3,800	63
Retail Ventures *	19,000	310
Ryland Group (A)	16,090	274
Scholastic (A)	3,424	101
Sealy * (A)	6,300	18
Shoe Carnival *	4,600	124
Shuffle Master *	24,275	278
Shutterfly *	28,200	988
Skechers U.S.A., Cl A * (A)	3,800	76
Sotheby’s (A)	16,500	743
Spartan Motors	900	5
Stage Stores	53,877	934
Stamps.com	1,700	22
Steiner Leisure *	2,023	95
Stewart Enterprises, Cl A (A)	13,800	92
Stoneridge *	21,150	334
Sturm Ruger (A)	28,880	441
Systemax *	700	10
Tempur-Pedic International *	19,852	795
Tenneco *	20,380	839
Tesla Motors * (A)	2,100	56
Texas Roadhouse, Cl A *	2,600	45
Timberland, Cl A *	4,700	116
Tupperware Brands	1,300	62

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Ulta Salon Cosmetics & Fragrance *	11,500	$391
Under Armour, Cl A *	1,100	60
Universal Technical Institute	13,900	306
Valassis Communications *	13,200	427
Volcom (A)	2,300	43
Warnaco Group *	800	44
Whistler Blackcomb Holdings *	5,700	70
Wolverine World Wide	4,100	131

		33,478

Consumer Staples — 2.5%
Andersons	1,500	55
B&G Foods, Cl A	2,500	34
Casey’s General Stores	13,316	566
China-Biotics * (A)	4,100	60
Chiquita Brands International *	46,400	651
Cosan SA Industria e Comercio (Brazil)	3,400	57
Darling International * (A)	33,200	441
Del Monte Foods	27,500	517
Dole Food * (A)	10,700	145
Flowers Foods	7,000	188
Heckmann *	9,200	46
Herbalife	1,854	127
J&J Snack Foods	8,880	428
Kulim Malaysia	8,100	33
Lancaster Colony	4,197	240
Mead Johnson Nutrition, Cl A	700	44
Medifast * (A)	13,283	384
Nu Skin Enterprises, Cl A	8,200	248
Pricesmart	1,500	57
Ruddick (A)	20,365	750
Spartan Stores	13,403	227
TreeHouse Foods * (A)	14,280	730
USANA Health Sciences *	400	17
Viterra, Cl Common Subscription Recei	6,900	64

		6,109

Energy — 7.0%
Approach Resources *	6,100	141
Berry Petroleum, Cl A (A)	25,258	1,104
BPZ Resources *	14,300	68
Brigham Exploration * (A)	19,200	523
CARBO Ceramics (A)	2,300	238
Cheniere Energy * (A)	6,950	38
Clayton Williams Energy *	2,300	193
Clean Energy Fuels * (A)	16,700	231
Cloud Peak Energy *	2,000	46
Complete Production Services *	19,259	569
Comstock Resources * (A)	49,175	1,208
Contango Oil & Gas *	1,615	94
Crosstex Energy	1,300	12
CVR Energy *	5,100	77
Delek US Holdings	12,200	89
Energy XXI Bermuda *	6,445	178
Exterran Holdings * (A)	4,400	105
Forest Oil *	11,930	453
Frontier Oil	3,500	63
Frontline	5,600	142
GeoMet *	49,900	57
Global Geophysical Services *	6,400	67
Golar LNG	1,350	20

Description	Shares	Market Value ($ Thousands)

Goodrich Petroleum * (A)	66,283	$1,169
Gulfport Energy *	5,700	123
Helix Energy Solutions Group *	22,827	277
Hess	1,208	93
Houston American Energy (A)	3,500	63
Karoon Gas Australia *	7,000	53
Key Energy Services *	88,585	1,150
Kodiak Oil & Gas *	57,441	379
Lufkin Industries	4,889	305
Magnum Hunter Resources *	23,800	171
Matrix Service *	19,400	236
McMoRan Exploration * (A)	15,900	273
Newpark Resources * (A)	124,874	769
Nordic American Tanker Shipping, Cl US (A)	6,050	157
Northern Oil And Gas * (A)	13,325	363
Oilsands Quest * (A)	169,100	71
Overseas Shipholding Group (A)	5,000	177
OYO Geospace *	250	25
Panhandle Oil and Gas, Cl A	150	4
Penn Virginia	2,800	47
PetroHawk Energy *	65,228	1,190
Petroleum Development *	9,837	415
Petroquest Energy *	16,550	125
Quicksilver Resources *	49,334	727
Scorpio Tankers * (A)	86,174	871
Ship Finance International (A)	6,950	150
SM Energy	7,275	429
StealthGas *	21,800	174
Swift Energy *	1,800	70
Teekay Shipping	4,800	159
Tetra Technologies *	19,900	236
Tidewater	1,255	68
Uranium Energy *	30,015	181
USEC * (A)	22,200	134
Vaalco Energy *	21,040	151
Vantage Drilling * (A)	39,300	80
Venoco *	2,850	53
W&T Offshore (A)	4,800	86
World Fuel Services	7,600	275

		17,195

Financials — 17.2%
Alterra Capital Holdings (A)	9,900	214
American Campus Communities † (A)	5,600	178
American Capital *	17,963	136
American Capital Agency † (A)	4,500	129
American Equity Investment Life Holding	18,750	235
American National Insurance	100	9
Amtrust Financial Services (A)	16,150	283
Anworth Mortgage Asset †	13,858	97
Apollo Investment *	6,962	77
Arlington Asset Investment, Cl A	200	5
Aspen Insurance Holdings	18,300	524
Associated Banc-Corp	21,680	328
Associated Estates Realty †	27,915	427
Astoria Financial	7,150	100
Banco Latinoamericano de Exportaciones, Cl E	3,400	63
Bancorp Rhode Island	6,300	183
Bancorpsouth (A)	10,200	163

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

BGC Partners, Cl A	14,700	$122
BioMed Realty Trust †	28,880	539
Boston Private Financial Holdings (A)	46,800	306
Brandywine Realty Trust †	31,860	371
Brasil Brokers Participacoes	8,200	47
Calamos Asset Management, Cl A	3,200	45
Campus Crest Communities †	15,400	216
Capitol Federal Financial	4,170	50
Capstead Mortgage †	22,000	277
Cardinal Financial	19,500	227
Cardtronics *	450	8
Cathay General Bancorp	26,000	434
CBL & Associates Properties † (A)	6,000	105
Cedar Shopping Centers †	30,074	189
Centerstate Banks	900	7
Chatham Lodging Trust †	8,700	150
Chemical Financial	2,750	61
Chimera Investment †	56,200	231
CNO Financial Group *	11,150	76
Cogdell Spencer †	22,420	130
Cohen & Steers (A)	2,400	63
Colonial Properties Trust †	14,050	254
Community Bank System (A)	6,700	186
Cowen Group, Cl A * (A)	14,800	69
Crawford, Cl B *	500	2
CreXus Investment †	4,300	56
CVB Financial (A)	9,150	79
Delphi Financial Group, Cl A	12,100	349
Developers Diversified Realty †	32,342	456
DiamondRock Hospitality * †	58,786	705
Dollar Financial * (A)	2,662	76
Duff & Phelps	3,000	51
DuPont Fabros Technology † (A)	14,773	314
Eagle Bancorp *	13,709	198
EastGroup Properties †	2,122	90
Education Realty Trust †	90,737	705
eHealth *	2,700	38
EMC Insurance Group	500	11
Employers Holdings	14,755	258
Encore Bancshares * (A)	9,150	94
Encore Capital Group *	400	9
Endurance Specialty Holdings	800	37
Entertainment Properties Trust †	650	30
Equity Lifestyle Properties †	2,162	121
Equity One †	4,200	76
ESSA Bancorp (A)	8,486	112
Excel Trust †	16,329	198
FBL Financial Group, Cl A (A)	543	16
FBR Capital Markets *	86,700	331
Federated Investors, Cl B (A)	2,800	73
Financial Engines *	27,625	548
First Cash Financial Services *	672	21
First Commonwealth Financial	8,400	59
First Financial Bancorp	33,290	615
First Potomac Realty Trust †	21,735	366
FirstMerit	23,955	474
Flushing Financial	3,500	49
FNB (Pennsylvania) (A)	10,250	101
Fpic Insurance Group *	9,625	356
Fulton Financial (A)	37,780	391
Gain Capital Holdings *	8,400	77

Description	Shares	Market Value ($ Thousands)

General Shopping Brasil (Brazil) *	4,500	$35
Getty Realty †	5,063	158
Global Indemnity, Cl A *	1,000	20
Gluskin Sheff + Associates	1,600	33
Great American Group *	54,800	27
Greenhill (A)	950	78
Hancock Holding	8,080	282
Hanover Insurance Group	19,405	907
Harleysville Group	1,400	51
Hatteras Financial † (A)	5,900	179
Hercules Technology Growth Capital	4,400	46
Highwoods Properties † (A)	31,497	1,003
Home Bancshares	11,300	249
Home Federal Bancorp	8,800	108
Home Properties † (A)	1,800	100
Hudson Valley Holding	2,497	62
IBERIABANK	5,475	324
Infinity Property & Casualty	1,400	87
Inland Real Estate †	62,287	548
Kennedy-Wilson Holdings * (A)	10,500	105
Knight Capital Group, Cl A *	5,100	70
LaSalle Hotel Properties †	10,090	266
Lexington Realty Trust † (A)	48,077	382
Life Partners Holdings (A)	300	6
LTC Properties †	9,700	272
Maiden Holdings	31,600	248
MarketAxess Holdings	12,478	260
MB Financial	10,854	188
MCG Capital	2,300	16
Meadowbrook Insurance Group	106,428	1,091
Medical Properties Trust †	12,200	132
MF Global Holdings *	38,750	324
MFA Financial †	49,950	408
MGIC Investment * (A)	75,310	767
Mid-America Apartment Communities † (A)	8,286	526
National Financial Partners *	18,120	243
National Penn Bancshares	101,341	814
National Retail Properties † (A)	25,970	688
Nelnet, Cl A	11,900	282
Old National Bancorp	31,945	380
Omega Healthcare Investors †	1,100	25
Oppenheimer Holdings, Cl A	100	3
optionsXpress Holdings (A)	12,453	195
Pacific Continental	19,050	192
PacWest Bancorp	18,405	393
Pennsylvania Real Estate Investment Trust † (A)	15,723	228
Piedmont Office Realty Trust, Cl A †	3,200	64
Platinum Underwriters Holdings	8,010	360
Post Properties †	16,350	593
Potlatch †	6,377	208
ProAssurance *	4,480	271
Prospect Capital (A)	8,100	87
Prosperity Bancshares	9,780	384
Protective Life	6,400	170
Provident Financial Services	4,250	64
Radian Group (A)	94,480	762
Redwood Trust †	7,000	104
Renasant (A)	11,100	188
RLI	7,080	372

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

S&T Bancorp (A)	3,000	$68
Safeguard Scientifics *	15,177	259
Safety Insurance Group	2,150	102
Sandy Spring Bancorp	13,125	242
SCBT Financial	7,700	252
Seacoast Banking Corp of Florida * (A)	51,084	74
Selective Insurance Group	4,200	76
Senior Housing Properties Trust †	3,400	75
Simmons First National, Cl A	6,800	194
Sovran Self Storage †	2,600	96
Starwood Property Trust †	10,000	215
Stifel Financial *	2,346	145
Sunstone Hotel Investors * †	44,980	465
Susquehanna Bancshares	58,990	571
SVB Financial Group *	4,975	264
SWS Group	5,300	27
Tanger Factory Outlet Centers †	2,200	113
Taubman Centers † (A)	3,500	177
THL Credit (A)	13,900	181
Titanium Asset Management *	4,111	3
Titanium Asset Management PIPE * (C) (D)	2,000	2
Tower Group	5,846	150
Trustco Bank NY (A)	28,350	180
Trustmark (A)	19,486	484
Umpqua Holdings	35,312	430
United Bankshares	1,655	48
United Financial Bancorp	7,200	110
Uranium Participation *	8,400	67
U-Store-It Trust †	46,100	439
Validus Holdings (A)	9,500	291
ViewPoint Financial Group	23,160	271
Waddell & Reed Financial, Cl A	10,945	386
Walter Investment Management †	2,100	38
Washington Federal	18,580	314
Washington Real Estate Investment Trust † (A)	16,750	519
Westamerica Bancorporation (A)	2,700	150
Western Alliance Bancorp *	50,612	372
Whitney Holding (A)	54,466	771
Wilshire Bancorp (A)	1,550	12
Wintrust Financial (A)	16,550	547
World Acceptance * (A)	16,741	884
WSFS Financial	12,555	596
Zions Bancorporation (A)	8,350	202

		42,146

Health Care — 10.4%
Abaxis *	15,175	407
Accuray *	40,600	274
Acorda Therapeutics *	3,750	102
Air Methods *	4,605	259
Albany Molecular Research *	700	4
Alere * (A)	13,400	490
Align Technology * (A)	45,785	895
Alkermes *	7,600	93
Allscripts Healthcare Solutions *	1,500	29
Almost Family * (A)	1,600	62
Amedisys * (A)	1,400	47
AMERIGROUP *	15,606	685
AMN Healthcare Services *	13,000	80
Amsurg *	8,100	170

Description	Shares	Market Value ($ Thousands)

Analogic	1,501	$74
Angiodynamics *	2,800	43
Arena Pharmaceuticals * (A)	35,279	61
Arthrocare *	1,100	34
Assisted Living Concepts, Cl A *	10,200	332
Bruker BioSciences * (A)	33,883	563
Cantel Medical	2,300	54
Cardiome Pharma *	60,646	389
Celera *	1,500	9
Cepheid * (A)	3,400	77
Chemed	10,308	655
Chindex International *	100	2
Conmed *	4,754	126
Cooper	10,204	575
Cubist Pharmaceuticals * (A)	3,382	72
Durect *	123,950	428
Emergent Biosolutions *	14,750	346
Emeritus *	200	4
Ensign Group	2,900	72
eResearchTechnology *	24,600	181
Exactech *	7,700	145
Genomic Health *	500	11
Genoptix *	550	10
Gen-Probe *	2,200	128
Greatbatch *	5,270	127
Haemonetics *	700	44
Halozyme Therapeutics *	12,700	101
Health Management Associates, Cl A *	65,983	630
Healthsouth *	1,400	29
Healthways *	6,000	67
Hill-Rom Holdings	9,500	374
HMS Holdings *	2,800	181
ICU Medical *	20,095	734
Immucor *	2,100	42
Immunogen * (A)	20,500	190
Impax Laboratories *	27,800	559
Incyte * (A)	21,500	356
Inspire Pharmaceuticals *	4,700	39
Invacare (A)	19,608	591
IPC The Hospitalist *	9,898	386
Isis Pharmaceuticals *	1,300	13
Kendle International *	1,200	13
Kindred Healthcare *	16,280	299
King Pharmaceuticals *	22,550	317
LCA-Vision *	4,100	24
LHC Group *	2,100	63
LifePoint Hospitals *	13,400	492
Magellan Health Services *	20,963	991
Masimo (A)	13,968	406
Medical Action Industries *	19,000	182
Medicines *	8,000	113
Medicis Pharmaceutical, Cl A	21,913	587
Medivation *	3,726	57
Mednax *	4,590	309
Meridian Bioscience	5,650	131
Merit Medical Systems *	788	13
Momenta Pharmaceuticals * (A)	2,500	37
Nektar Therapeutics * (A)	28,509	366
NuVasive * (A)	43,874	1,125
NxStage Medical *	19,300	480
Omnicell *	7,629	110
Optimer Pharmaceuticals * (A)	12,003	136

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Owens & Minor	3,100	$91
Par Pharmaceutical *	5,300	204
Parexel International *	29,456	625
PDL BioPharma	74,561	465
Pharmaceutical Product Development	4,007	109
Pharmacyclics *	1,400	9
Pharmasset *	2,596	113
Pozen *	56,805	378
Providence Service *	14,000	225
Questcor Pharmaceuticals * (A)	59,725	880
Quidel * (A)	3,000	43
RehabCare Group *	26,500	628
Rigel Pharmaceuticals *	7,500	57
Salix Pharmaceuticals *	13,250	622
Savient Pharmaceuticals * (A)	22,471	250
Seattle Genetics * (A)	1,100	16
SIGA Technologies * (A)	6,793	95
Sirona Dental Systems *	5,900	247
Spectrum Pharmaceuticals * (A)	8,400	58
STERIS	21,248	775
Sunrise Senior Living * (A)	36,400	198
Targacept *	7,400	196
Techne	2,300	151
Theravance * (A)	6,600	165
Zoll Medical *	7,477	278

		25,580

Industrials — 15.8%
AAR *	22,109	607
ABM Industries (A)	11,375	299
Acacia Research - Acacia Technologies *	7,400	192
Actuant, Cl A	20,200	538
Aegean Marine Petroleum Network	46,800	488
AerCap Holdings *	76,053	1,074
Air Transport Services Group *	10,900	86
Aircastle	14,400	150
Airtran Holdings *	34,600	256
Alaska Air Group *	2,100	119
Alexander & Baldwin	6,680	268
Allegiant Travel, Cl A	5,575	274
Altra Holdings *	700	14
American Science & Engineering	1,050	89
American Superconductor * (A)	4,400	126
Ameron International	3,290	251
AO Smith	3,950	150
APAC Customer Services *	57,929	352
Apogee Enterprises	2,900	39
Applied Industrial Technologies	18,000	585
ArvinMeritor * (A)	14,150	290
Atlas Air Worldwide Holdings *	8,524	476
Avis Budget Group * (A)	1,631	25
Baldor Electric	14,650	924
BE Aerospace *	14,600	541
Beacon Roofing Supply * (A)	12,900	231
Belden	8,680	320
Blount International *	4,700	74
Briggs & Stratton (A)	16,250	320
CAE	150	7
Carlisle	1,700	68
Celadon Group *	44,011	651

Description	Shares	Market Value ($ Thousands)

Ceradyne *	12,111	$382
Chicago Bridge & Iron *	9,400	309
Clean Harbors *	1,500	126
Columbus McKinnon *	13,500	274
Consolidated Graphics *	11,811	572
Copa Holdings, Cl A	9,758	574
Corporate Executive Board	9,784	367
CRA International *	3,600	85
Crane	9,187	377
Cubic	15,010	708
Deluxe	3,300	76
DigitalGlobe *	400	13
Dollar Thrifty Automotive Group *	3,000	142
Douglas Dynamics	4,100	62
Dycom Industries *	32,250	476
Dynamic Materials	12,324	278
EMCOR Group *	24,634	714
EnerNOC * (A)	17,566	420
Ennis	4,900	84
EnPro Industries * (A)	2,600	108
ESCO Technologies	8,160	309
Fastenal (A)	2,300	138
Force Protection *	11,400	63
Franklin Electric	2,200	86
FTI Consulting * (A)	14,500	541
G&K Services	12,661	391
Genco Shipping & Trading * (A)	3,500	50
Generac Holdings *	9,300	150
General Cable *	1,850	65
Genesee & Wyoming, Cl A *	9,728	515
Geo Group *	32,650	805
GeoEye *	700	30
Global Defense Technology & Systems *	6,312	106
Global Power Equipment Group *	2,500	58
Gorman-Rupp	100	3
Graco	1,200	47
GrafTech International *	27,090	537
Granite Construction (A)	4,400	120
Great Lakes Dredge & Dock	29,958	221
Greenbrier *	17,794	374
H&E Equipment Services *	5,400	62
Hawaiian Holdings *	43,965	345
Hexcel *	44,075	797
Higher One Holdings * (A)	18,796	380
Horizon Lines, Cl A (A)	4,100	18
Innerworkings * (A)	79,332	520
Interface, Cl A	27,000	422
Kadant *	10,464	247
Kaman (A)	2,600	76
Kaydon	16,330	665
Kelly Services, Cl A *	2,100	39
Keyw Holding * (A)	21,951	322
Kirby *	1,200	53
Knight Transportation	25,700	488
Kratos Defense & Security Solutions *	6,200	82
LB Foster, Cl A *	7,095	290
LECG *	46,600	64
Lydall *	2,400	19
Manitowoc (A)	12,550	165
MasTec *	1,200	17
Mcgrath Rentcorp	900	24

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Michael Baker *	3,982	$124
Miller Industries	550	8
Mine Safety Appliances	3,400	106
Mistras Group *	2,600	35
Mobile Mini *	28,797	567
Mueller Industries	2,500	82
Mueller Water Products, Cl A (A)	56,850	237
NACCO Industries, Cl A	2,200	238
Navistar International *	2,200	127
Nordson	3,400	312
Old Dominion Freight Line *	24,268	776
Pacer International *	39,900	273
PMFG *	100	2
Polypore International *	17,876	728
Quanex Building Products	26,395	501
Raven Industries	5,028	240
Regal-Beloit	1,050	70
Republic Airways Holdings *	8,500	62
Resources Connection	26,150	486
Robbins & Myers (A)	21,425	767
Rollins	15,150	299
RSC Holdings * (A)	7,600	74
Ryder System	2,200	116
SeaCube Container Leasing	5,300	75
Simpson Manufacturing	8,300	256
Standard Register	2,350	8
Standex International (A)	8,100	242
Sun Hydraulics	200	8
Swift Transporation, Cl A *	26,900	337
TAL International Group	29,773	919
Teledyne Technologies *	1,900	84
Teleflex	5,000	269
Tennant	5,247	202
Tetra Tech *	18,076	453
Textainer Group Holdings (A)	4,300	122
Titan Machinery *	13,800	266
Tredegar	3,300	64
Trex *	1,150	28
Trimas *	400	8
Trinity Industries	5,500	146
TrueBlue *	10,100	182
Tutor Perini	20,694	443
United Continental Holdings *	5,450	130
United Rentals *	16,750	381
US Airways Group * (A)	9,550	96
US Ecology	3,204	56
Vitran *	24,980	328
Wabash National * (A)	101,117	1,198
Watsco	5,000	315
Watts Water Technologies, Cl A	600	22
Woodward Governor	3,800	143

		38,746

Information Technology — 19.2%
ACI Worldwide *	8,000	215
Acme Packet * (A)	27,870	1,482
Acxiom *	5,900	101
Adtran	7,455	270
Advent Software *	3,741	217
Aeroflex Holding *	30,079	495
Amkor Technology * (A)	18,500	137
Anadigics *	5,300	37
Ancestry.com *	22,300	632

Description	Shares	Market Value ($ Thousands)

Anixter International	2,000	$119
Applied Micro Circuits *	38,200	408
Arris Group *	6,100	68
Aruba Networks * (A)	2,950	62
Atheros Communications * (A)	33,094	1,189
Atmel *	15,980	197
Aviat Networks *	56,946	289
Avid Technology *	26,617	464
AVX	5,600	86
Benchmark Electronics *	17,680	321
Blackbaud	12,400	321
Blackboard * (A)	2,200	91
Blue Coat Systems *	6,600	197
Brightpoint *	19,150	167
Brocade Communications Systems *	11,200	59
Cabot Microelectronics *	1,700	70
CDC Software ADR *	46,300	291
Checkpoint Systems *	4,600	94
Ciber *	91,116	426
Ciena * (A)	29,750	626
Cirrus Logic *	16,700	267
Cognex	7,600	224
Coherent *	4,300	194
CommVault Systems *	16,092	461
Comtech Telecommunications (A)	11,700	324
Comverse Technology *	5,100	37
Constant Contact * (A)	24,781	768
CoreLogic	1,500	28
CSG Systems International *	28,400	538
CTS	9,550	106
Cymer *	1,600	72
Cypress Semiconductor *	6,900	128
Daktronics	4,400	70
Dice Holdings *	100	1
Digi International *	30,700	341
Digital River * (A)	18,255	628
Diodes * (A)	16,000	432
DST Systems	200	9
DTS *	1,165	57
Earthlink (A)	37,405	322
EchoStar, Cl A *	300	7
Electro Rent	1,950	31
Electronics for Imaging * (A)	6,100	87
Emulex *	5,600	65
Entegris *	7,050	53
Entropic Communications * (A)	10,200	123
Fairchild Semiconductor International * (A)	47,897	748
Finisar * (A)	1,800	53
Forrester Research	3,396	120
GSI Commerce *	2,700	63
Hackett Group *	78,100	274
Heartland Payment Systems	17,350	268
Hittite Microwave *	9,500	580
iGate (A)	3,600	71
Imation * (A)	20,248	209
Integrated Device Technology *	108,416	722
Integrated Silicon Solution *	11,400	91
InterDigital (A)	10,700	446
Intermec *	850	11
Intersil, Cl A (A)	8,137	124
iSoftstone Holdings ADR *	15,625	284

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

IXYS *	3,900	$45
j2 Global Communications *	24,675	714
Jack Henry & Associates	400	12
JDA Software Group *	22,229	622
KIT Digital * (A)	5,497	88
Knot * (A)	7,100	70
Kulicke & Soffa Industries * (A)	23,600	170
Lattice Semiconductor *	148,200	898
Lawson Software *	39,797	368
LivePerson *	3,100	35
LogMein * (A)	2,200	98
Loral Space & Communications *	3,000	230
LTX-Credence * (A)	18,733	139
Manhattan Associates *	13,600	415
Mantech International, Cl A * (A)	6,700	277
MAXIMUS	8,600	564
Mentor Graphics *	38,976	468
Methode Electronics	33,950	440
Micrel	6,600	86
Microsemi *	2,600	59
MicroStrategy, Cl A *	4,709	403
Mitel Networks *	13,000	72
MKS Instruments *	1,600	39
ModusLink Global Solutions *	5,300	36
MoneyGram International *	500	1
Monotype Imaging Holdings *	200	2
Move *	15,200	39
MTS Systems	3,100	116
Multi-Fineline Electronix *	300	8
National Instruments	3,900	147
Netgear *	4,050	136
Netlogic Microsystems * (A)	29,465	925
Netscout Systems *	7,150	165
NetSuite *	13,656	341
Novatel Wireless * (A)	4,700	45
Novell *	15,600	92
Oclaro *	1,800	24
Omnivision Technologies *	9,900	293
OpenTable * (A)	10,550	744
OSI Systems *	1,200	44
Parametric Technology *	63,315	1,427
Park Electrochemical	10,825	325
Parkervision * (A)	20,100	9
Pegasystems (A)	9,950	364
Photronics * (A)	51,552	305
Plantronics	27,800	1,035
Plexus *	12,600	390
PMC - Sierra *	9,100	78
Power Integrations (A)	13,125	527
Power-One * (A)	60,450	617
Progress Software *	3,407	144
QLIK Technologies *	750	19
Quality Systems (A)	6,646	464
Quantum * (A)	39,772	148
Quest Software *	25,538	708
Rackspace Hosting * (A)	5,100	160
Rambus *	2,900	59
RDA Microelectronics ADR *	2,500	36
Renaissance Learning	100	1
RightNow Technologies *	9,120	216
Riverbed Technology * (A)	30,372	1,068
Rogers *	1,900	73
Rosetta Stone * (A)	22,054	468

Description	Shares	Market Value ($ Thousands)

Rubicon Technology * (A)	26,925	$568
Sanmina-SCI *	9,724	112
Sapient	30,484	369
Scansource *	2,400	76
Seachange International *	7,400	63
Silicon Image *	19,200	141
SRA International, Cl A *	3,100	63
Standard Microsystems *	4,300	124
STEC * (A)	6,000	106
SuccessFactors * (A)	8,400	243
Synaptics * (A)	1,900	56
SYNNEX * (A)	1,500	47
Syntel	12,092	578
Taleo, Cl A *	9,000	249
Tech Data *	2,200	97
Tekelec *	27,518	328
TeleNav *	6,100	44
TeleTech Holdings *	13,353	275
Teradyne * (A)	66,653	936
Terremark Worldwide * (A)	51,379	665
TIBCO Software * (A)	56,800	1,120
TriQuint Semiconductor *	7,000	82
TTM Technologies *	25,000	373
Ultimate Software Group *	1,457	71
Ultra Clean Holdings *	16,115	150
Unisys *	18,750	485
United Online (A)	30,850	204
Universal Display * (A)	6,850	210
Valueclick * (A)	44,222	709
Vasco Data Security International *	400	3
Veeco Instruments * (A)	6,977	300
VeriFone Holdings * (A)	11,750	453
VistaPrint *	19,423	893
Vocus *	5,200	144
Websense * (A)	4,090	83
Zoran *	21,400	188

		47,287

Materials — 5.6%
AK Steel Holding (A)	5,550	91
Allied Nevada Gold * (A)	9,000	237
AM Castle *	1,000	18
American Vanguard	400	3
Aptargroup	1,200	57
Arch Chemicals	1,300	49
Buckeye Technologies	1,300	27
Carpenter Technology	21,940	883
Clearwater Paper *	6,100	478
Contango ORE *	242	3
Cytec Industries	1,361	72
Domtar	1,600	122
Ferro *	24,650	361
Globe Specialty Metals	73,273	1,252
Golden Star Resources *	31,300	144
Graham Packaging *	5,100	66
H.B. Fuller	7,750	159
Haynes International	12,451	521
Headwaters *	3,350	15
Horsehead Holding *	43,801	571
Innophos Holdings	12,593	454
Jaguar Mining *	8,700	62
KMG Chemicals	200	3

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Koppers Holdings	7,700	$276
Minerals Technologies	6,421	420
Molycorp * (A)	1,100	55
Myers Industries	7,100	69
New Gold *	7,100	69
NewMarket	9,772	1,206
Olin	9,304	191
Omnova Solutions *	26,995	226
PolyOne *	66,265	828
Quaker Chemical	8,541	356
Rockwood Holdings *	14,874	582
Royal Gold	400	22
RTI International Metals *	25,146	678
Sandstorm Resources *	83,900	68
Schnitzer Steel Industries, Cl A	6,476	430
Schulman A	4,300	98
Sensient Technologies	2,700	99
Silgan Holdings	7,315	262
Solutia *	26,429	610
Spartech *	9,650	90
Stillwater Mining *	4,800	102
Temple-Inland	2,050	44
Universal Stainless & Alloy *	2,100	66
Westlake Chemical	200	9
Worthington Industries (A)	17,411	320
WR Grace *	28,678	1,008
Zep	300	6

		13,838

Telecommunication Services — 0.7%
Alaska Communications Systems Group (A)	17,250	192
Cincinnati Bell *	80,719	226
Cogent Communications Group *	5,905	84
Consolidated Communications Holdings	4,950	96
Global Crossing *	4,600	59
Leap Wireless International * (A)	5,600	69
Neutral Tandem *	13,600	196
PAETEC Holding *	50,600	189
Shenandoah Telecommunications	2,800	52
Syniverse Holdings *	7,700	237
USA Mobility	17,500	311
Vonage Holdings *	33,000	74

		1,785

Utilities — 2.4%
Allete	400	15
California Water Service Group	3,300	123
Chesapeake Utilities	6,810	283
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	3,200	55
Cleco	24,605	757
El Paso Electric *	16,370	450
Empire District Electric (A)	5,400	120
Idacorp	12,000	444
New Jersey Resources	10,304	444
Nicor	2,400	120
NorthWestern	14,370	414
PNM Resources	35,694	465
Portland General Electric	30,565	663
UGI	2,500	79
UIL Holdings	25,074	751

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Unisource Energy	3,200	$115
Vectren	16,576	421
Westar Energy	2,100	53

		5,772

Total Common Stock (Cost $188,685) ($Thousands)		231,936

EXCHANGE TRADED FUND — 0.7%
iShares Russell 2000 Value Index Fund	25,960	1,846

Total Exchange Traded Fund (Cost $1,848) ($ Thousands)		1,846

PREFERRED STOCK — 0.1%
Callaway Golf (B)	600	78
GeoMet *	5,245	55
Grubb & Ellis Cumulative *	900	84

Total Preferred Stock (Cost $210) ($ Thousands)		217

	Number of Warrants

WARRANTS — 0.0%
Oilsands Quest Expires 05/12/11 *	253	—
Sandstorm Resources Expires 2014 *	12,375	5

Total Warrants (Cost $—) ($Thousands)		5

CORPORATE OBLIGATION — 0.0%

Financials — 0.0%
Scorpio Mining PIPE 7.000%, 05/05/11 (C) (D)	$21	20

Total Corporate Obligation (Cost $19) ($ Thousands)		20

CONVERTIBLE BOND — 0.0%

Energy — 0.0%
Rentech CV to 249.2522 4.000%, 04/15/13	86	77

Total Convertible Bond (Cost $65) ($ Thousands)		77

AFFILIATED PARTNERSHIP — 21.5%
SEI Liquidity Fund, L.P.,
0.210% ** †† (E)	52,839,202	52,839

Total Affiliated Partnership (Cost $52,839) ($ Thousands)		52,839

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2010

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 5.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110%** ††	13,833,293	$13,833

Total Cash Equivalent (Cost $13,833) ($ Thousands)		13,833

U.S. TREASURY OBLIGATIONS (F) (G) — 0.3%
U.S. Treasury Bills
0.167%, 06/30/11	$396	396
0.000%, 06/09/11	233	233

Total U.S. Treasury Obligations (Cost $629) ($ Thousands)		629

Total Investments — 122.6% (Cost $258,128) ($ Thousands) ‡		$301,402

A summary of the open futures contracts held by the Fund at December 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	85	Mar-2011	$54

For the period ended December 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $245,761 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2010. The total market value of securities on loan at December 31, 2010 was $50,873 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2010 was $22 ($ Thousands) and represented 0.01% of Net Assets.

(D)	Securities considered restricted and illiquid. The total value of such securities as of December 31, 2010 was $22 ($ Thousands) and represented 0.01% of Net Assets.

(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2010 was $52,839 ($ Thousands).

(F)	The rate reported is the effective yield at the time of purchase.

(G)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

CV — Convertible

L.P. — Limited Partnership

NY — New York

PIPE — Private Investment in Public Entity

Ser — Series

Amounts	designated as “—” are $0 or has been rounded to $0.
‡	At December 31, 2010, the tax basis cost of the Fund’s investments was $258,128 ($ Thousands), and the unrealized appreciation and depreciation were $46,451 ($ Thousands) and ($3,177) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Small Cap Fund

December 31, 2010

A summary of restricted securities held by the Fund as of December 31, 2010, is as follows:

	Number of Shares/ Face Amount ($Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Scorpio Mining PIPE	20,800	10/06/09	10/06/09	$19	$20	0.01%
Titanium Asset Management PIPE	2,000	03/31/10	03/31/10	8	2	—

				$27	$22	0.01%

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$231,930	$4	$2	$231,936
Preferred Stock	—	217	—	217
Convertible Bond	—	77	—	77
Corporate Obligation	—	—	20	20
Affiliated Partnership	—	52,839	—	52,839
Warrants	—	5	—	5
Exchange Traded Fund	1,846	—	—	1,846
U.S. Treasury Obligations	—	629	—	629
Cash Equivalent	13,833	—	—	13,833

Total Investments in Securities	$247,609	$53,771	$22	$301,402

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$54	$—	$—	$54

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is a reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Common Stock	Corporate Obligation
Beginning balance as of October 1, 2010	$6	$19
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	(4)	1
Net purchases/sales	—	—
Net transfer in and/or out of Level 3	—	—

Ending balance as of December 31, 2010	$2	$20

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(4)	$1

During the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.4% ‡

Consumer Discretionary — 8.4%
Accor	11,829	$529
AFC Enterprises *	37,632	523
American Eagle Outfitters	92,044	1,347
American Greetings, Cl A (A)	21,400	474
America’s Car-Mart *	16,300	442
Ameristar Casinos	39,625	619
AnnTaylor Stores * (A)	40,569	1,111
Arbitron	16,000	664
Arctic Cat *	30,800	451
Belo, Cl A *	119,885	849
Big Lots *	16,200	494
Blyth	6,475	223
Bob Evans Farms (A)	14,000	462
Bridgepoint Education * (A)	12,200	232
Brown Shoe	58,700	818
Callaway Golf (A)	117,337	947
Carter’s *	18,230	538
Casual Male Retail Group * (A)	132,600	629
Cato, Cl A	15,700	430
Chico’s FAS	43,790	527
Childrens Place Retail Stores * (A)	6,900	343
Coinstar * (A)	6,300	355
Cooper Tire & Rubber (A)	95,454	2,251
Cracker Barrel Old Country Store (A)	3,200	175
CSS Industries	24,100	497
Ethan Allen Interiors (A)	52,866	1,058
Foot Locker	34,400	675
Gaylord Entertainment *	17,335	623
hhgregg * (A)	70,408	1,475
Insight Enterprises *	34,400	453
International Speedway, Cl A	26,841	702
J Crew Group *	16,048	692
Jack in the Box *	41,500	877
Jakks Pacific * (A)	39,700	723
Jones Group	90,150	1,401
Journal Communications, Cl A *	107,100	541
Kirkland’s *	26,825	376
Lakeland Industries *	56,400	493
Libbey *	71,000	1,098
Matthews International, Cl A	34,500	1,207
MDC Partners, Cl A	159,849	2,761
Men’s Wearhouse (A)	40,440	1,010
Meredith (A)	47,085	1,631
New Frontier Media *	175,200	300
O’Charleys *	35,300	254
Oxford Industries	12,100	310
Pacific Sunwear of California *	124,175	673
Papa John’s International *	700	19
Penske Auto Group * (A)	49,040	854
PetMed Express (A)	22,300	397
Pinnacle Entertainment *	48,135	675
Pool (A)	19,300	435
RadioShack	48,800	902
Regis (A)	35,127	583
Rent-A-Center (A)	75,900	2,450
Ruby Tuesday * (A)	29,900	391
Scholastic (A)	25,700	759

Description	Shares	Market Value ($ Thousands)

Scientific Games, Cl A *	72,886	$726
Shoe Carnival *	15,200	410
Sinclair Broadcast Group, Cl A	44,400	363
Stage Stores	98,580	1,709
Sturm Ruger (A)	28,700	439
Talbots * (A)	124,121	1,058

		47,433

Consumer Staples — 3.6%
Cal-Maine Foods (A)	34,000	1,074
Casey’s General Stores	24,705	1,050
Central Garden and Pet *	60,604	596
Central Garden and Pet, Cl A *	54,360	537
Chiquita Brands International * (A)	191,900	2,690
Corn Products International	29,555	1,360
Del Monte Foods	140,620	2,644
Dole Food * (A)	90,537	1,223
Flowers Foods	14,520	391
Fresh Del Monte Produce	19,500	486
Ingles Markets, Cl A	31,975	614
J&J Snack Foods	9,090	438
Nash Finch (A)	10,700	455
Pantry *	62,088	1,233
Prestige Brands Holdings *	96,667	1,155
Ruddick (A)	13,400	494
Sanderson Farms (A)	8,600	337
Seneca Foods, Cl A *	20,800	561
Spartan Stores	28,027	475
Universal	38,800	1,579
Village Super Market, Cl A	1,161	38
Weis Markets	16,200	654

		20,084

Energy — 5.9%
Alon USA Energy (A)	22,900	137
Approach Resources *	19,900	460
Atwood Oceanics *	30,800	1,151
Berry Petroleum, Cl A (A)	58,982	2,578
Cal Dive International *	96,187	545
Comstock Resources * (A)	45,500	1,117
Delek US Holdings (A)	29,600	215
Forest Oil * (A)	65,765	2,497
Frontier Oil (A)	82,462	1,485
GeoMet *	163,870	188
Global Geophysical Services *	20,900	217
Goodrich Petroleum * (A)	139,455	2,460
Gulfmark Offshore, Cl A *	16,300	495
Hornbeck Offshore Services * (A)	17,700	370
Key Energy Services * (A)	203,833	2,646
Magnum Hunter Resources *	49,410	356
Matrix Service *	63,700	776
Newpark Resources * (A)	154,020	949
Northern Oil And Gas *	21,225	578
Overseas Shipholding Group (A)	14,100	499
Parker Drilling * (A)	108,000	494
Patterson-UTI Energy (A)	79,000	1,702
Penn Virginia	42,900	722
Scorpio Tankers * (A)	180,780	1,828
SEACOR Holdings	8,100	819
SM Energy	15,105	890
StealthGas *	71,500	570

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Superior Energy Services *	37,900	$1,326
Swift Energy * (A)	50,213	1,966
Tesoro (A)	49,200	912
Tidewater (A)	11,600	625
USEC * (A)	134,800	811
World Fuel Services	27,600	998

		33,382

Financials — 36.5%
1st Source	30,000	607
Abington Bancorp	5,500	66
Advance America Cash Advance Centers	86,400	487
Agree Realty † (A)	16,100	422
Alexandria Real Estate Equities † (A)	30,300	2,220
Alliance Financial	2,500	81
Allied World Assurance Holdings (A)	16,700	993
Alterra Capital Holdings (A)	57,600	1,247
AMB Property † (A)	75,200	2,385
American Campus Communities † (A)	18,300	581
American Equity Investment Life Holding (A)	45,500	571
Ameris Bancorp	19,494	205
Ames National	1,700	37
Anworth Mortgage Asset †	68,800	482
Arrow Financial	852	23
Ashford Hospitality Trust * † (A)	60,400	583
Aspen Insurance Holdings	68,600	1,963
Associated Banc-Corp	45,015	682
Astoria Financial	59,900	833
AvalonBay Communities † (A)	4,800	540
Bancfirst	4,400	181
Banco Latinoamericano de Exportaciones, Cl E	72,500	1,338
Bancorp *	15,100	154
Bancorp Rhode Island	22,300	649
Bancorpsouth (A)	44,373	708
Bank of Marin Bancorp	2,200	77
Bank of the Ozarks (A)	12,900	559
BankFinancial	11,100	108
Berkshire Hills Bancorp	5,600	124
BGC Partners, Cl A (A)	90,600	753
BioMed Realty Trust †	32,590	608
Boston Private Financial Holdings (A)	276,745	1,813
Boston Properties †	25,200	2,170
Brandywine Realty Trust †	112,785	1,314
Brookfield Asset Management, Cl A	50,200	1,671
Brookline Bancorp	50,900	552
Camden National	14,900	540
Camden Property Trust † (A)	37,371	2,017
Campus Crest Communities †	50,500	708
Cape Bancorp *	400	3
Capital City Bank Group (A)	6,400	81
CapLease †	102,100	594
Capstead Mortgage †	38,400	483
Cardinal Financial	73,145	851
Cathay General Bancorp (A)	127,500	2,129

Description	Shares	Market Value ($ Thousands)

CBL & Associates Properties † (A)	113,210	$1,981
Cedar Shopping Centers †	42,300	266
Chatham Lodging Trust † (A)	28,500	492
Chemical Financial	7,000	155
Chimera Investment †	184,100	757
Citizens & Northern	4,000	59
Citizens Republic Bancorp * (A)	61,236	38
City Holding (A)	7,900	286
CNA Surety *	7,300	173
CNB Financial	3,800	56
CNO Financial Group *	105,500	715
CoBiz Financial	22,500	137
Columbia Banking System	15,000	316
CommonWealth REIT †	40,400	1,031
Community Bank System (A)	53,800	1,494
Community Trust Bancorp	8,300	240
CreXus Investment †	21,200	278
CVB Financial (A)	188,850	1,637
Danvers Bancorp	8,000	141
Delphi Financial Group, Cl A	39,700	1,145
Dexus Property Group †	349,924	285
Douglas Emmett † (A)	211,200	3,506
Duke Realty † (A)	187,000	2,330
DuPont Fabros Technology † (A)	18,600	396
Dynex Capital † (A)	43,600	476
Eagle Bancorp *	34,106	492
East West Bancorp	33,900	663
Education Realty Trust †	200,606	1,559
Employers Holdings	144,284	2,522
Encore Bancshares * (A)	32,000	328
Encore Capital Group *	23,000	539
Endurance Specialty Holdings	62,153	2,863
Enterprise Bancorp	400	5
Enterprise Financial Services	5,900	62
Equity One † (A)	75,511	1,373
Equity Residential †	30,300	1,574
ESB Financial	1,700	28
ESSA Bancorp (A)	28,200	373
Excel Trust †	34,084	412
FBL Financial Group, Cl A (A)	37,900	1,087
FBR Capital Markets *	284,100	1,085
Federated Investors, Cl B (A)	55,367	1,449
Financial Institutions	6,100	116
First Bancorp * (A)	39,700	190
First Busey	31,300	147
First Commonwealth Financial	84,200	596
First Community Bancshares	10,700	160
First Defiance Financial	3,600	43
First Financial	5,800	204
First Financial Bancorp	80,154	1,481
First Financial Bankshares (A)	3,100	159
First Financial Holdings	28,456	328
First Financial Northwest	3,600	14
First Horizon National *	99,480	1,172
First Interstate Bancsystem, Cl A	12,600	192
First Merchants	28,200	250
First Midwest Bancorp	55,800	643
First of Long Island	2,100	61
First Potomac Realty Trust †	45,130	759
FirstMerit (A)	114,260	2,261

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Flagstar Bancorp *	5,240	$9
Flushing Financial	82,500	1,155
FNB (Pennsylvania) (A)	153,000	1,502
Forest City Enterprises, Cl A * (A)	127,879	2,134
Fpic Insurance Group *	19,154	708
German American Bancorp	2,300	42
GFI Group	104,300	489
Glacier Bancorp	14,000	212
Global Indemnity, Cl A *	3,300	68
Great American Group *	181,900	89
Great Southern Bancorp (A)	4,800	113
Hancock Holding (A)	61,712	2,151
Hanover Insurance Group	17,240	805
HCP †	81,800	3,009
Heartland Financial USA	4,600	80
Hercules Technology Growth Capital	45,600	473
Heritage Financial *	3,200	45
Highwoods Properties † (A)	49,210	1,567
Home Bancshares	51,950	1,144
Home Federal Bancorp	28,900	355
Horace Mann Educators	79,598	1,436
Hospitality Properties Trust †	34,300	790
Host Hotels & Resorts †	131,510	2,350
Hudson Pacific Properties †	15,100	227
Hudson Valley Holding	6,160	153
IBERIABANK (A)	42,551	2,516
Independent Bank (A)	10,600	287
Infinity Property & Casualty (A)	45,229	2,795
International Bancshares (A)	71,800	1,438
Investors Bancorp *	41,000	538
Kaiser Federal Financial Group	1,275	15
Kennedy-Wilson Holdings * (A)	34,400	344
Kimco Realty †	77,300	1,394
Lakeland Bancorp (A)	10,700	117
Lakeland Financial	8,400	180
Land Securities Group (United Kingdom) †	48,620	513
LaSalle Hotel Properties †	20,950	553
Mack-Cali Realty †	14,900	493
Maiden Holdings	101,800	800
MainSource Financial Group (A)	66,007	687
MarketAxess Holdings	25,907	539
MB Financial	32,100	556
Meadowbrook Insurance Group	299,743	3,072
Merchants Bancshares	2,200	61
Meridian Interstate Bancorp *	4,600	54
Metro Bancorp *	10,900	120
MFA Financial †	277,132	2,261
MGIC Investment * (A)	60,000	611
Mid-America Apartment Communities † (A)	32,699	2,076
Midsouth Bancorp	1,800	28
MidWestOne Financial Group	2,000	30
Montpelier Re Holdings (A)	29,000	578
Nara Bancorp *	40,800	401
National Bankshares	2,300	72
National Financial Partners *	37,625	504
National Penn Bancshares	275,554	2,213
National Retail Properties †	22,775	603
NBT Bancorp	19,200	464

Description	Shares	Market Value ($ Thousands)

Nelnet, Cl A	83,500	$1,978
NewAlliance Bancshares	47,100	706
Northrim BanCorp	1,500	29
Northwest Bancshares	52,875	622
OceanFirst Financial	38,450	495
Ocwen Financial * (A)	57,700	550
Old National Bancorp	81,025	963
OmniAmerican Bancorp *	5,300	72
Oriental Financial Group	41,300	516
Orrstown Financial Services	3,100	85
Pacific Continental	6,700	67
PacWest Bancorp (A)	90,144	1,927
Park National (A)	7,249	527
Peapack Gladstone Financial	2,715	35
Pebblebrook Hotel Trust †	39,800	809
Pennsylvania Real Estate Investment Trust † (A)	42,600	619
Peoples Bancorp	5,200	81
PHH * (A)	21,700	502
Pico Holdings *	30,800	980
Pinnacle Financial Partners * (A)	37,600	511
Platinum Underwriters Holdings (A)	82,541	3,712
Plum Creek Timber † (A)	99,600	3,730
Porter Bancorp	1,486	15
Presidential Life	13,900	138
PrivateBancorp, Cl A (A)	54,700	787
ProAssurance *	41,299	2,503
Prosperity Bancshares (A)	47,110	1,850
Provident Financial Services (A)	45,900	694
Public Storage †	20,100	2,038
Radian Group (A)	204,800	1,653
RAIT Financial Trust * † (A)	29,400	64
Regency Centers † (A)	32,900	1,390
Reinsurance Group of America, Cl A	25,353	1,362
Renasant (A)	49,800	842
Republic Bancorp, Cl A (A)	50,304	1,195
Rockville Financial	3,100	38
S&T Bancorp (A)	23,500	531
Safeguard Scientifics *	31,781	543
Safety Insurance Group	9,700	461
Sandy Spring Bancorp	36,493	673
Saul Centers †	28,300	1,340
SCBT Financial	31,400	1,028
Selective Insurance Group	26,700	485
Sierra Bancorp	37,700	405
Signature Bank NY * (A)	22,007	1,100
Simmons First National, Cl A	29,000	826
Simon Property Group †	20,518	2,041
Southside Bancshares (A)	29,743	627
Southwest Bancorp	26,900	334
StanCorp Financial Group	12,100	546
Starwood Property Trust †	32,800	705
State Bancorp	7,500	69
StellarOne	12,200	177
Sterling Bancorp, Cl N	21,300	223
Sterling Bancshares	1,100	8
Stewart Information Services (A)	11,400	131
Stifel Financial *	7,692	477
Student Loan	17,900	581
Suffolk Bancorp	3,500	86

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Susquehanna Bancshares	73,100	$708
SVB Financial Group *	23,430	1,243
SWS Group	79,800	403
SY Bancorp	4,600	113
Synovus Financial (A)	567,502	1,498
TCF Financial (A)	68,522	1,015
Terreno Realty * † (A)	16,600	298
Territorial Bancorp	6,200	123
Texas Capital Bancshares *	2,200	47
THL Credit (A)	45,800	596
Tompkins Financial, Cl US (A)	6,170	242
Tower Bancorp	1,300	29
Trico Bancshares	8,300	134
Trustco Bank NY (A)	60,500	384
Trustmark (A)	42,300	1,051
UDR †	86,600	2,037
UMB Financial	18,900	783
Umpqua Holdings (A)	82,315	1,003
Unibail (France) †	6,774	1,345
Union First Market Bankshares	6,800	100
United Bankshares (A)	7,500	219
United Financial Bancorp	31,100	475
Validus Holdings (A)	52,900	1,619
Ventas † (A)	18,600	976
Verde Realty PIPE * (C) (D)	21,100	356
ViewPoint Financial Group	76,040	889
Virginia Commerce Bancorp * (A)	18,600	115
Vornado Realty Trust †	29,197	2,433
Walter Investment Management †	44,208	793
Washington Banking	9,900	136
Washington Federal	27,570	466
Washington Real Estate Investment Trust † (A)	23,300	722
Washington Trust Bancorp (A)	5,400	118
Waterstone Financial * (A)	3,300	11
Webster Financial	43,100	849
WesBanco	15,300	290
West Bancorporation	5,800	45
Westamerica Bancorporation (A)	2,400	133
Westfield Group †	72,070	708
Whitney Holding (A)	129,439	1,832
Willis Group Holdings	1,951	68
Wilshire Bancorp (A)	46,100	351
Wintrust Financial (A)	5,800	192
WSFS Financial	37,665	1,787
Zions Bancorporation (A)	94,858	2,298

		205,307

Health Care — 5.4%
Accuray *	133,260	899
Alere * (A)	43,900	1,607
AMN Healthcare Services *	74,310	456
Amsurg *	60,619	1,270
Assisted Living Concepts, Cl A *	33,500	1,090
Brookdale Senior Living, Cl A *	106,100	2,272
Cambrex *	110,800	573
Conmed *	52,529	1,388
Continucare *	139,100	651
Cooper	17,479	985
Cross Country Healthcare *	32,800	278

Description	Shares	Market Value ($ Thousands)

Cubist Pharmaceuticals *	44,700	$957
Enzon Pharmaceuticals * (A)	32,800	399
eResearchTechnology *	20,000	147
Exactech *	25,160	474
Greatbatch *	10,945	264
Healthsouth * (A)	48,295	1,000
Healthways *	19,590	219
ICU Medical *	36,700	1,340
Immucor *	9,500	188
Invacare	19,054	575
Kendle International *	22,200	242
Kindred Healthcare *	40,300	740
Kinetic Concepts *	11,100	465
Magellan Health Services *	32,055	1,515
Medical Action Industries *	62,160	595
Medicis Pharmaceutical, Cl A	17,100	458
Mednax *	8,080	544
Metropolitan Health Networks * (A)	141,300	632
Par Pharmaceutical *	30,200	1,163
Patterson	26,454	810
PDL BioPharma	64,700	403
PharMerica *	72,800	833
Providence Service *	43,600	701
RehabCare Group *	87,000	2,062
Skilled Healthcare Group, Cl A *	73,300	658
Universal American Financial	73,700	1,507

		30,360

Industrials — 15.1%
Acuity Brands (A)	6,800	392
Aegean Marine Petroleum Network (A)	153,100	1,597
Air Transport Services Group *	35,600	281
Aircastle	104,000	1,087
Airtran Holdings *	113,300	837
Alamo Group	17,000	473
Alaska Air Group *	16,100	913
Alexander & Baldwin	13,870	555
Ameron International	6,835	522
Ampco-Pittsburgh	27,300	766
AO Smith	11,000	419
Astec Industries * (A)	29,700	962
BE Aerospace *	30,967	1,147
Beacon Roofing Supply * (A)	42,300	756
Belden	60,130	2,214
Brady, Cl A	38,091	1,242
Celadon Group *	47,200	698
Clean Harbors *	17,165	1,443
Columbus McKinnon *	28,200	573
Comfort Systems USA (A)	78,600	1,035
Consolidated Graphics *	11,500	557
Courier	26,244	407
CRA International *	17,500	412
Crane	16,800	690
Cubic	10,690	504
Deluxe (A)	35,500	817
Dycom Industries *	42,600	628
EMCOR Group *	93,395	2,707
EnPro Industries * (A)	27,900	1,159
ESCO Technologies	16,940	641
Force Protection *	90,500	499

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

FTI Consulting * (A)	86,800	$3,236
G&K Services	71,790	2,219
Gardner Denver	14,706	1,012
Genco Shipping & Trading * (A)	21,500	310
Generac Holdings *	30,600	495
Geo Group * (A)	107,000	2,639
Global Defense Technology & Systems *	13,289	224
Global Power Equipment Group *	7,890	183
GrafTech International *	47,730	947
Granite Construction (A)	53,900	1,478
Hawaiian Holdings *	59,725	468
IDEX (A)	50,363	1,970
Interface, Cl A	66,219	1,036
Kadant *	72,061	1,698
Kaydon	75,464	3,073
Kirby *	22,900	1,009
LB Foster, Cl A *	13,795	565
LECG *	152,800	211
Mistras Group *	7,200	97
Mueller Industries	27,000	883
NACCO Industries, Cl A	7,400	802
Orion Marine Group * (A)	42,400	492
Quad *	2,000	83
Quanex Building Products	71,180	1,350
Republic Airways Holdings * (A)	49,300	361
Robbins & Myers	17,910	641
Ryder System (A)	35,600	1,874
School Specialty * (A)	121,378	1,691
Skywest	40,400	631
Spirit Aerosystems Holdings, Cl A *	52,300	1,088
Standex International	15,300	457
Swift Transporation, Cl A *	88,200	1,104
SYKES Enterprises *	71,100	1,441
TAL International Group (A)	48,125	1,485
Teledyne Technologies *	60,450	2,658
Teleflex (A)	52,067	2,802
Terex * (A)	52,437	1,628
Tetra Tech *	48,018	1,203
Towers Watson, Cl A	60,732	3,162
Trinity Industries (A)	17,900	476
Triumph Group (A)	11,691	1,045
TrueBlue *	35,800	644
Tutor Perini (A)	82,300	1,762
US Airways Group * (A)	22,000	220
VSE	13,900	459
Wabash National * (A)	95,500	1,132
Watts Water Technologies, Cl A (A)	31,073	1,137
WESCO International * (A)	31,135	1,644
Woodward Governor	28,300	1,063

		85,221

Information Technology — 12.4%
Adtran	15,475	560
Aeroflex Holding *	64,700	1,064
Anixter International (A)	17,000	1,015
Arris Group *	76,600	859
Arrow Electronics *	42,000	1,438
Atmel *	33,175	409

Description	Shares	Market Value ($ Thousands)

Avid Technology *	32,723	$571
Benchmark Electronics *	64,800	1,177
Black Box	12,300	471
Brightpoint *	66,800	583
Brocade Communications Systems *	260,952	1,380
CACI International, Cl A * (A)	51,133	2,730
CDC Software ADR *	151,600	952
Ciber *	311,100	1,456
Coherent *	38,849	1,754
Comtech Telecommunications (A)	42,800	1,187
CSG Systems International *	34,100	646
CTS	41,000	453
Diebold (A)	73,619	2,360
Digi International *	100,600	1,117
Digital River * (A)	84,358	2,904
Earthlink (A)	192,465	1,655
Electronics for Imaging *	7,200	103
Emulex *	117,551	1,371
Entegris *	86,300	645
Fair Isaac (A)	31,100	727
Fairchild Semiconductor International * (A)	75,300	1,175
Hackett Group *	255,700	897
Imation *	30,500	314
Integrated Device Technology *	124,155	827
Intermec * (A)	153,897	1,948
j2 Global Communications *	23,830	690
Jack Henry & Associates	21,000	612
Lattice Semiconductor *	26,700	162
Lawson Software *	304,575	2,817
LeCroy *	38,900	383
Lexmark International, Cl A *	31,300	1,090
Littelfuse	26,268	1,236
LTX-Credence * (A)	41,166	305
Manhattan Associates * (A)	43,700	1,335
Mantech International, Cl A * (A)	30,500	1,261
MAXIMUS	8,400	551
MicroStrategy, Cl A *	16,200	1,385
Monster Worldwide * (A)	17,000	402
Multi-Fineline Electronix *	30,200	800
Orbotech *	55,900	731
Parametric Technology *	93,423	2,105
Photronics * (A)	117,200	693
Plantronics	13,800	514
Progress Software *	29,400	1,244
Pulse Electronics (A)	63,300	337
Radisys *	52,100	464
RF Micro Devices *	111,500	820
Rudolph Technologies *	78,100	643
SRA International, Cl A *	45,600	933
SYNNEX * (A)	16,300	509
Synopsys *	62,254	1,675
Tech Data *	19,100	841
TNS *	62,514	1,300
Ultra Clean Holdings *	76,960	716
Ultratech *	54,300	1,079
United Online	88,200	582
Varian Semiconductor Equipment Associates *	29,200	1,079
Web.com Group *	50,600	427

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Websense * (A)	45,200	$915
Xyratex *	111,818	1,824
Zebra Technologies, Cl A *	43,064	1,636
Zoran *	128,731	1,133

		69,977

Materials — 4.4%
Aptargroup	13,500	642
Buckeye Technologies	48,343	1,016
Cytec Industries	21,791	1,156
Eagle Materials	10,100	285
Glatfelter	51,600	633
Globe Specialty Metals	80,600	1,377
Graham Packaging *	16,900	220
H.B. Fuller	67,500	1,385
Huntsman	63,534	992
Innophos Holdings	41,509	1,498
Innospec *	39,900	814
Minerals Technologies	18,830	1,232
Myers Industries	44,400	433
Neenah Paper	18,100	356
NewMarket	9,000	1,110
OM Group *	50,363	1,939
Packaging Corp of America	39,850	1,030
PolyOne *	94,505	1,180
Quaker Chemical	20,700	863
RTI International Metals *	86,086	2,323
Schweitzer-Mauduit International	19,986	1,257
Sensient Technologies	39,300	1,444
Silgan Holdings	15,190	544
Stepan	10,700	816

		24,545

Telecommunication Services — 0.2%
Cincinnati Bell *	182,600	511
Neutral Tandem *	29,800	431
USA Mobility	26,000	462

		1,404

Utilities — 4.5%
AGL Resources	59,081	2,118
Allete	33,500	1,248
Avista	30,800	693
California Water Service Group	10,700	399
Chesapeake Utilities	14,141	587
Cleco	67,685	2,082
El Paso Electric *	46,400	1,277
Empire District Electric	3,500	78
Great Plains Energy (A)	143,771	2,788
Idacorp	34,728	1,284
Nicor (A)	7,800	389
NorthWestern	75,300	2,171
Portland General Electric	255,598	5,546
South Jersey Industries	12,619	667
Southwest Gas	13,000	477
UGI	8,100	256
UIL Holdings	42,650	1,278
Unisource Energy	12,700	455
Vectren	32,100	815

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Westar Energy (A)	24,515	$617

		25,225

Total Common Stock (Cost $441,412) ($ Thousands)		542,938

EXCHANGE TRADED FUNDS — 1.0%
iShares Russell 2000 Index Fund	4,457	349
iShares Russell 2000 Value Index Fund	72,140	5,128

Total Exchange Traded Funds (Cost $5,481) ($ Thousands)		5,477

	Number of Rights

RIGHT — 0.0%
Westfield Group *	17,628	—

Total Right (Cost $–) ($ Thousands)		—

PREFERRED STOCK — 0.0%
GeoMet *	17,227	178

Total Preferred Stock (Cost $166) ($ Thousands)		178

	Number of Warrants
WARRANTS — 0.0%
Washington Mutual Expires 2050 (E)	30,242	17

Total Warrants (Cost $—) ($Thousands)		17

AFFILIATED PARTNERSHIP — 22.3%
SEI Liquidity Fund, L.P.,
0.210% ** †† (F)	129,640,966	125,669

Total Affiliated Partnership (Cost $129,641) ($ Thousands)		125,669

CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.110%** ††	23,408,001	23,408

Total Cash Equivalent (Cost $23,408) ($ Thousands)		23,408

U.S. TREASURY OBLIGATION (B) (G) — 0.2%
U.S. Treasury Bills
0.172%, 06/30/11	$889	$888

Total U.S. Treasury Obligation (Cost $888) ($ Thousands)		888

Total Investments — 124.1% (Cost $600,996) ($ Thousands) ‡‡		$698,575

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2010

A summary of the open futures contracts held by the Fund at December 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	74	Mar-2011	$130

For the period ended December 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $563,089 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at December 31, 2010. The total market value of securities on loan at December 31, 2010 was $125,284 ($ Thousands).

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C)	Securities considered illiquid and restricted. The total market value of such securities as of December 31, 2010 was $356 ($ Thousands) and represented 0.06% of Net Assets.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2010 was $356 ($ Thousands) and represented 0.06% of net Assets.

(E)	This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

(F)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2010 was $125,669 ($Thousands).

(G)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

NY — New York

PIPE — Private Investment in Public Entity

REIT — Real Estate Investment Trust

Amounts designated as “—” are either $0 or have been rounded to $0.

‡‡	At December 31, 2010, the tax basis cost of the Fund’s investments was $600,996 ($ Thousands), and the unrealized appreciation and depreciation were $120,657 ($ Thousands) and ($23,078) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

A summary of restricted securities held by the Fund at December 31, 2010, is as follows:

	Number of Shares/ Face Amount ($Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Verde Realty PIPE	21,100	02/16/07	02/16/07	$696	$356	0.06%

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$542,582	$—	$356	$542,938
Preferred Stock	—	178	—	178
Exchange Traded Funds	5,477	—	—	5,477
Warrants	17	—	—	17
U.S. Treasury Obligation	—	888	—	888
Cash Equivalent	23,408	—	—	23,408
Affiliated Partnership	—	125,669	—	125,669

Total Investments in Securities	$571,484	$126,735	$356	$698,575

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$130	$—	$—	$130

*	Futures contracts are valued at the unrealized appreciation on the instrument.

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Small Cap Value Fund

December 31, 2010

The following is reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2010	$398
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(42)
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of December 31, 2010	$356

Changes in unrealized gains (losses) included in earnings to securities still held at reporting date	$(42)

During the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.7% ‡

Consumer Discretionary — 17.9%
American Axle & Manufacturing Holdings *	690	$9
American Greetings, Cl A (A)	16,690	370
American Public Education * (A)	59,604	2,220
Ameristar Casinos (A)	1,600	25
AnnTaylor Stores *	30,460	834
Arbitron	3,000	125
Autoliv	100	8
Bebe Stores	16,400	98
Belo, Cl A *	34,700	246
Big 5 Sporting Goods (A)	12,100	185
Blue Nile * (A)	9,454	539
Bon-Ton Stores (A)	7,330	93
Brinker International	33,337	696
Brown Shoe	25,296	352
Brunswick (A)	45,100	845
Buckle	1,738	66
Buffalo Wild Wings * (A)	18,755	822
Cabela’s * (A)	34,500	750
California Pizza Kitchen *	33,800	584
Capella Education * (A)	15,100	1,005
Career Education * (A)	2,200	46
Cato, Cl A	35,588	975
Cheesecake Factory *	25,084	769
Childrens Place Retail Stores *	16,000	794
Chipotle Mexican Grill, Cl A *	1,800	383
Cooper Tire & Rubber (A)	28,760	678
Corinthian Colleges * (A)	24,990	130
Cracker Barrel Old Country Store (A)	26,009	1,425
CROCS * (A)	124,650	2,134
Dana Holding *	117,900	2,029
Deckers Outdoor * (A)	44,776	3,570
Denny’s *	65,800	236
Dick’s Sporting Goods *	16,080	603
Dillard’s, Cl A (A)	4,100	156
Domino’s Pizza *	41,449	661
DSW, Cl A * (A)	8,900	348
Eastman Kodak * (A)	11,400	61
Entercom Communications * (A)	10,300	119
Finish Line, Cl A (A)	89,500	1,538
Foot Locker	20,630	405
Fossil *	6,000	423
Gentex (A)	6,000	177
Grand Canyon Education * (A)	10,644	209
Guess?	2,700	128
Hillenbrand	1,500	31
HSN *	37,945	1,163
Iconix Brand Group *	31,362	606
Insight Enterprises *	20,876	275
Interval Leisure Group *	4,200	68
J Crew Group *	49,970	2,156
Jarden	57,375	1,771
Jo-Ann Stores * (A)	18,512	1,115
JOS A Bank Clothiers * (A)	12,750	514
Kirkland’s *	34,598	485
Knology *	19,664	307
La-Z-Boy, Cl Z * (A)	52,800	476
Lee Enterprises *	4,200	10

Description	Shares	Market Value ($ Thousands)

Leggett & Platt	19,400	$441
Liberty Media - Capital, Ser A *	1,100	69
Life Time Fitness * (A)	31,376	1,286
Live Nation *	106,775	1,219
Liz Claiborne * (A)	46,900	336
Maidenform Brands *	9,112	216
Matthews International, Cl A	4,119	144
Meritage Homes *	50,850	1,129
Monro Muffler (A)	23,850	825
National CineMedia	76,940	1,532
Nutri/System (A)	17,327	364
NVR * (A)	1,355	936
Overstock.com * (A)	2,900	48
Oxford Industries	36,200	927
Peet’s Coffee & Tea * (A)	2,500	104
PetMed Express (A)	19,566	348
PetSmart	25,410	1,012
PF Chang’s China Bistro (A)	12,200	591
Pier 1 Imports * (A)	53,600	563
Polaris Industries (A)	3,200	250
Pre-Paid Legal Services * (A)	8,000	482
Retail Ventures *	45,300	738
Saks * (A)	214,185	2,292
Shuffle Master *	54,025	619
Shutterfly *	65,550	2,296
Sinclair Broadcast Group, Cl A	26,337	216
Sirius XM Radio * (A)	69,600	114
Sotheby’s (A)	47,185	2,123
Stamps.com	4,419	59
Steiner Leisure *	3,377	158
Stoneridge *	39,075	617
Sturm Ruger (A)	58,480	894
Talbots * (A)	151,405	1,290
Tempur-Pedic International *	56,080	2,247
Tenneco *	23,430	965
Timberland, Cl A *	16,700	411
Tractor Supply (A)	29,393	1,425
True Religion Apparel * (A)	45,995	1,024
Tupperware Brands	9,162	437
Ulta Salon Cosmetics & Fragrance *	26,692	908
Under Armour, Cl A *	8,700	477
Universal Technical Institute	21,173	466
Valassis Communications *	40,300	1,304
Warnaco Group *	11,098	611
Williams-Sonoma	12,500	446
Winnebago Industries * (A)	4,600	70
World Wrestling Entertainment, Cl A (A)	29,000	413
Zumiez * (A)	81,340	2,186

		74,474

Consumer Staples — 1.6%
B&G Foods, Cl A	10,400	143
Casey’s General Stores	4,028	171
Darling International * (A)	64,400	855
Heckmann *	9,600	48
Herbalife	6,215	425
J&J Snack Foods	8,700	420
Lancaster Colony (A)	31,803	1,819
Medifast * (A)	52,992	1,530
Nash Finch (A)	9,288	395

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Nu Skin Enterprises, Cl A	14,500	$439
United Natural Foods *	7,546	277
USANA Health Sciences *	700	31

		6,553

Energy — 6.0%
Arch Coal	3,000	105
Berry Petroleum, Cl A (A)	7,000	306
Brigham Exploration * (A)	57,000	1,553
CARBO Ceramics (A)	13,800	1,429
Clayton Williams Energy *	7,000	588
Clean Energy Fuels * (A)	14,100	195
Complete Production Services *	6,000	177
Comstock Resources * (A)	104,579	2,569
Contango Oil & Gas *	4,085	237
Core Laboratories	600	53
Crosstex Energy	8,400	74
Delek US Holdings	5,365	39
Dresser-Rand Group *	23,195	988
Dril-Quip *	4,600	358
Energy XXI Bermuda * (A)	20,310	562
Frontline	16,753	425
Goodrich Petroleum * (A)	126,644	2,234
Gulf Island Fabrication	5,217	147
Gulfport Energy *	10,800	234
Hess	1,249	96
Houston American Energy (A)	26,400	478
Infinity Bio-Energy *	741,494	0
L&L Energy * (A)	8,360	90
McMoRan Exploration * (A)	37,800	648
Miller Petroleum *	4,300	22
Newpark Resources * (A)	27,000	166
Northern Oil And Gas * (A)	3,800	103
PetroHawk Energy *	145,159	2,649
Petroquest Energy * (A)	23,600	178
Quicksilver Resources *	109,769	1,618
Rosetta Resources *	300	11
RPC (A)	5,850	106
Scorpio Tankers *	68,890	697
Ship Finance International (A)	19,400	418
SM Energy	3,800	224
Targa Resources *	31,224	837
Tetra Technologies *	24,200	287
Vaalco Energy * (A)	34,360	246
Venoco *	9,400	173
W&T Offshore (A)	23,500	420
Whiting Petroleum *	1,400	164
World Fuel Services (A)	77,247	2,793

		24,697

Financials — 6.3%
Affiliated Managers Group *	10,625	1,054
Alexander’s †	300	124
American Capital Agency † (A)	1,000	29
American Equity Investment Life Holding	34,600	434
American National Insurance	600	51
Banco Latinoamericano de Exportaciones, Cl E	2,900	53
Bank of Hawaii (A)	8,400	397
BGC Partners, Cl A (A)	25,700	214
CapitalSource	248,025	1,761
Cardtronics *	65,369	1,157

Description	Shares	Market Value ($ Thousands)

Cash Store Financial Services	71,655	$1,107
Centerstate Banks	1,800	14
Cohen & Steers (A)	7,319	191
Credit Acceptance *	15,176	951
DuPont Fabros Technology †	3,027	64
EastGroup Properties † (A)	3,378	143
Eaton Vance	33,810	1,022
eHealth *	4,300	61
Equity Lifestyle Properties †	3,438	192
FBL Financial Group, Cl A (A)	2,800	80
Financial Engines * (A)	119,531	2,370
First Cash Financial Services *	1,028	32
Getty Realty † (A)	9,798	306
Hatteras Financial † (A)	4,000	121
Home Properties † (A)	2,800	155
Jones Lang LaSalle	16,385	1,375
LPL Investment Holdings *	42,230	1,536
MarketAxess Holdings	112,192	2,335
MF Global Holdings * (A)	86,244	721
MFA Financial †	53,011	433
MGIC Investment * (A)	167,569	1,707
Mid-America Apartment Communities †	5,749	365
MSCI, Cl A *	27,497	1,071
National Health Investors † (A)	2,300	104
Nelnet, Cl A	12,300	291
Omega Healthcare Investors †	1,700	38
optionsXpress Holdings (A)	18,047	283
Portfolio Recovery Associates * (A)	3,300	248
Potlatch †	4,823	157
Protective Life (A)	16,400	437
Senior Housing Properties Trust †	1,200	26
Stifel Financial *	2,133	132
SVB Financial Group *	20,065	1,064
Tanger Factory Outlet Centers † (A)	6,600	338
Taubman Centers † (A)	2,600	131
Titanium Asset Management PIPE * (E) (F)	140,900	127
Tower Group	7,054	181
Trustco Bank NY (A)	6,077	39
Value Creation * (E) (F)	145,600	158
Walter Investment Management †	3,600	65
Washington Real Estate Investment Trust † (A)	3,100	96
World Acceptance * (A)	19,044	1,005

		26,546

Health Care — 13.7%
Abaxis *	34,298	921
Achillion Pharmaceuticals *	72,035	299
Acorda Therapeutics *	4,300	117
Air Methods *	11,595	653
Align Technology * (A)	95,225	1,861
Alkermes *	8,700	107
Almost Family * (A)	2,800	108
Alnylam Pharmaceuticals * (A)	3,400	34
American Medical Systems Holdings * (A)	8,600	162
AMERIGROUP *	3,231	142
Analogic	1,255	62

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

ATHENAHEALTH * (A)	39,625	$1,624
Bruker BioSciences * (A)	81,714	1,357
Cantel Medical	10,800	253
Cardiome Pharma * (A)	135,022	867
Catalyst Health Solutions *	36,970	1,719
Cepheid * (A)	24,107	548
Chemed	24,333	1,545
Computer Programs & Systems	3,854	181
Conceptus * (A)	70,160	968
Corvel *	2,673	129
Cubist Pharmaceuticals * (A)	13,022	279
Dionex * (A)	1,414	167
Durect *	275,853	952
Emergent Biosolutions *	32,725	768
eResearchTechnology *	24,400	179
Exelixis * (A)	23,400	192
Genomic Health *	12,400	265
Gen-Probe *	19,395	1,132
Gentiva Health Services *	12,400	330
Haemonetics *	15,850	1,001
Halozyme Therapeutics *	19,900	158
Healthsouth * (A)	51,053	1,057
HeartWare International * (A)	25,261	2,212
Hill-Rom Holdings	13,500	532
Hi-Tech Pharmacal *	2,300	57
HMS Holdings *	5,300	343
ICU Medical *	2,300	84
Immucor *	25,066	497
Immunogen * (A)	32,100	297
Impax Laboratories *	58,500	1,176
Incyte * (A)	96,085	1,591
IPC The Hospitalist *	21,990	858
Isis Pharmaceuticals * (A)	1,900	19
Landauer	6,573	394
LCA-Vision * (A)	11,700	67
LHC Group *	2,280	68
Martek Biosciences * (A)	7,274	228
Masimo (A)	31,066	903
Medicines *	22,500	318
Medicis Pharmaceutical, Cl A	15,420	413
Medivation *	6,374	97
Meridian Bioscience	28,301	656
MWI Veterinary Supply *	19,617	1,239
Myriad Genetics *	45,240	1,033
National Healthcare	4,006	185
Nektar Therapeutics * (A)	70,191	902
Neogen *	3,100	127
Neurocrine Biosciences *	9,400	72
NPS Pharmaceuticals *	7,527	59
NuVasive * (A)	91,318	2,342
NxStage Medical * (A)	51,100	1,271
Obagi Medical Products *	11,633	134
Omnicell *	89,031	1,286
Optimer Pharmaceuticals * (A)	18,697	212
Orthofix International *	1,694	49
Owens & Minor	20,071	591
Parexel International *	57,404	1,219
PDL BioPharma (A)	241,037	1,502
Pharmaceutical Product Development	4,687	127
Pharmacyclics *	1,800	11

Description	Shares	Market Value ($ Thousands)

Pharmasset *	5,404	$235
Pozen *	126,382	841
Providence Service *	2,700	43
PSS World Medical * (A)	59,815	1,352
Questcor Pharmaceuticals * (A)	132,475	1,951
Salix Pharmaceuticals *	54,250	2,548
Savient Pharmaceuticals * (A)	66,329	739
Seattle Genetics * (A)	47,520	710
SIGA Technologies * (A)	13,707	192
Sirona Dental Systems *	16,184	676
Spectrum Pharmaceuticals * (A)	34,700	238
STERIS	46,920	1,711
Sunrise Senior Living * (A)	79,800	435
SXC Health Solutions *	4,600	197
Targacept *	16,800	445
Techne	27,657	1,816
Theravance * (A)	10,300	258
Universal American Financial	7,800	160
Zoll Medical *	17,920	667

		58,522

Industrials — 17.3%
Acacia Research - Acacia Technologies *	27,521	714
Actuant, Cl A	14,353	382
Acuity Brands (A)	11,917	687
Administaff	12,387	363
AerCap Holdings *	168,985	2,386
Aircastle	39,800	416
Alaska Air Group *	3,200	181
Albany International, Cl A	4,200	99
Allegiant Travel, Cl A (A)	13,425	661
Alliant Techsystems	12,185	907
American Science & Engineering	3,200	273
American Superconductor * (A)	3,800	109
AO Smith	8,274	315
APAC Customer Services *	92,471	561
Applied Industrial Technologies	25,900	841
Armstrong World Industries	7,065	304
ArvinMeritor * (A)	60,100	1,233
Avis Budget Group * (A)	3,569	55
Badger Meter	1,935	86
Baldor Electric	10,400	656
Barnes Group (A)	55,214	1,141
Belden	9,800	361
Blount International *	13,500	213
Brady, Cl A	4,324	141
Briggs & Stratton	32,276	636
Bucyrus International, Cl A	313	28
Carlisle	31,930	1,269
Celadon Group *	66,670	986
Chicago Bridge & Iron *	20,925	689
Clean Harbors * (A)	2,200	185
Consolidated Graphics *	9,400	455
Copa Holdings, Cl A	21,718	1,278
Copart * (A)	30,050	1,122
Corporate Executive Board	21,734	816
CoStar Group * (A)	43,065	2,479
Cubic	22,983	1,084
Curtiss-Wright	2,195	73
Deluxe	14,733	339
Dollar Thrifty Automotive Group *	4,500	213

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Dynamic Materials	27,375	$618
EnerNOC * (A)	37,391	894
EnPro Industries * (A)	2,700	112
Forward Air	3,168	90
Franklin Electric	7,600	296
Gardner Denver	18,290	1,259
GenCorp * (A)	18,880	97
General Cable *	5,000	175
Genesee & Wyoming, Cl A *	4,030	213
GeoEye *	2,056	87
GrafTech International *	15,800	314
Hawaiian Holdings *	28,900	227
Healthcare Services Group (A)	12,411	202
Hexcel *	88,725	1,605
Higher One Holdings * (A)	37,631	761
HNI (A)	7,444	232
Horizon Lines, Cl A (A)	122,851	537
IHS, Cl A *	13,465	1,083
Innerworkings * (A)	176,540	1,156
Interface, Cl A	128,950	2,018
JB Hunt Transport Services	5,700	233
Kaman (A)	23,098	671
Kansas City Southern *	3,700	177
Kaydon	17,300	704
Kelly Services, Cl A * (A)	9,300	175
Keyw Holding * (A)	48,871	717
Knight Transportation (A)	57,200	1,087
Knoll	5,800	97
Landstar System	36,640	1,500
LB Foster, Cl A *	900	37
Lennox International	7,339	347
Manitowoc (A)	6,800	89
Marten Transport	2,245	48
Michael Baker *	5,818	181
Miller Industries	1,800	26
Mine Safety Appliances	12,000	374
Mistras Group *	1,050	14
Mobile Mini *	64,092	1,262
Mueller Industries	3,200	105
NACCO Industries, Cl A	4,800	520
Nordson (A)	21,410	1,967
Old Dominion Freight Line *	24,901	797
Pacer International *	70,800	484
Polypore International *	37,200	1,515
Powell Industries *	893	29
Quanex Building Products	25,500	484
Raven Industries	8,472	404
RBC Bearings *	5,400	211
Resources Connection	129,625	2,410
Ritchie Bros. Auctioneers	58,890	1,357
Rollins	86,892	1,716
Rush Enterprises, Cl A *	30,031	614
Simpson Manufacturing	21,100	652
Standard Parking *	86,845	1,641
Sun Hydraulics	3,000	113
TAL International Group	53,500	1,652
Teledyne Technologies *	10,529	463
Tennant (A)	12,553	482
Tetra Tech *	2,500	63
Textainer Group Holdings (A)	3,700	105
Timken	2,500	119
Titan Machinery * (A)	30,676	592

Description	Shares	Market Value ($ Thousands)

TransDigm Group *	22,670	$1,632
Tredegar	9,079	176
TrueBlue *	9,600	173
Tutor Perini	2,514	54
United Continental Holdings *	16,021	382
United Rentals * (A)	37,250	847
US Ecology	3,300	57
Vitran *	55,698	731
Wabash National * (A)	60,300	715
Wabtec	31,640	1,673
Watsco	13,600	858
Watts Water Technologies, Cl A	4,400	161
WESCO International * (A)	31,630	1,670
Woodward Governor	7,383	277

		72,353

Information Technology — 27.6%
ACI Worldwide *	22,855	614
Acme Packet * (A)	84,819	4,509
Actuate *	30,496	174
Acxiom *	16,500	283
Adtran	13,241	479
Advanced Energy Industries *	7,500	102
Advent Software * (A)	23,411	1,356
Amkor Technology * (A)	66,656	493
Anadigics *	42,400	294
Ancestry.com *	68,175	1,931
AOL *	56,299	1,335
Applied Micro Circuits * (A)	59,700	638
Ariba * (A)	9,700	228
Arris Group *	50,000	561
Aruba Networks * (A)	14,853	310
AsiaInfo-Linkage * (A)	44,095	731
Atheros Communications * (A)	79,245	2,846
Atmel *	210,190	2,589
AVX	11,400	176
Benchmark Electronics *	4,742	86
Blackbaud	31,300	811
Blackboard * (A)	43,657	1,803
Blue Coat Systems *	37,620	1,124
Brightpoint *	73,541	642
Cabot Microelectronics *	2,449	101
Ceva *	109,120	2,237
Checkpoint Systems *	6,000	123
Ciber *	64,400	301
Ciena * (A)	66,175	1,393
Cirrus Logic * (A)	57,600	920
Cognex	10,309	303
Coherent *	8,200	370
CommVault Systems *	39,145	1,120
Constant Contact * (A)	53,309	1,652
CSG Systems International *	33,300	631
CTS	16,804	186
Daktronics	17,130	273
DG FastChannel * (A)	41,580	1,201
Diodes * (A)	14,087	380
DTS *	35,970	1,764
Earthlink	48,271	415
Emulex *	15,622	182
Entegris *	15,500	116
Entropic Communications * (A)	30,000	362
Euronet Worldwide *	73,502	1,282

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Finisar * (A)	15,000	$445
Forrester Research	5,404	191
Fortinet *	10,800	349
Gartner *	43,330	1,438
GSI Commerce *	2,800	65
Heartland Payment Systems	42,608	657
Hittite Microwave *	24,116	1,472
iGate (A)	23,300	459
Imation *	15,631	161
Integrated Silicon Solution *	10,400	83
InterDigital (A)	24,507	1,020
iSoftstone Holdings ADR *	34,750	631
IXYS *	23,966	278
j2 Global Communications * (A)	52,525	1,520
Jack Henry & Associates	7,600	222
Kenexa *	7,100	155
Kulicke & Soffa Industries * (A)	45,400	327
Lattice Semiconductor *	336,600	2,040
Littelfuse	6,900	325
LogMein * (A)	23,400	1,038
Loral Space & Communications *	4,600	352
LTX-Credence * (A)	30,366	225
Manhattan Associates *	23,800	727
MAXIMUS	18,781	1,232
Methode Electronics	103,074	1,337
Micrel	42,074	547
MicroStrategy, Cl A *	23,278	1,990
Mindspeed Technologies *	12,070	74
MIPS Technologies *	20,894	317
Multi-Fineline Electronix *	10,955	290
National Instruments	7,700	290
Netlogic Microsystems * (A)	65,597	2,060
Netscout Systems *	34,346	790
NetSuite *	30,367	759
Oclaro * (A)	14,500	191
Omnivision Technologies *	7,400	219
OpenTable * (A)	37,400	2,636
Parametric Technology *	53,000	1,194
Park Electrochemical	18,175	545
Pegasystems (A)	35,800	1,311
Plantronics	59,884	2,229
Plexus *	5,625	174
Power Integrations (A)	29,600	1,188
Power-One * (A)	116,600	1,189
Progress Software *	3,193	135
PROS Holdings *	81,374	927
Quality Systems (A)	21,363	1,492
Quantum * (A)	73,900	275
Quest Software *	96,597	2,680
Rackspace Hosting * (A)	16,900	531
Rambus * (A)	16,100	330
RF Micro Devices *	93,041	684
RightNow Technologies * (A)	31,464	745
Riverbed Technology * (A)	100,106	3,521
Rofin-Sinar Technologies *	5,964	211
Rogers *	454	18
Rosetta Stone * (A)	49,018	1,040
Rubicon Technology * (A)	59,850	1,262
Sanmina-SCI *	38,600	443
Scansource *	11,290	360
Silicon Image *	123,200	905
Solera Holdings	1,100	56

Description	Shares	Market Value ($ Thousands)

Sonic Solutions * (A)	12,900	$193
Sonus Networks *	13,600	36
SRA International, Cl A *	7,811	160
SS&C Technologies Holdings *	70,675	1,450
Standard Microsystems *	3,106	90
STEC * (A)	6,900	122
SuccessFactors * (A)	14,900	432
Synaptics * (A)	6,654	196
Syntel	39,164	1,872
Taleo, Cl A *	19,900	550
TeleTech Holdings *	27,547	567
Teradyne * (A)	131,200	1,842
Terremark Worldwide * (A)	113,639	1,472
Tessera Technologies *	13,157	291
TIBCO Software * (A)	137,800	2,716
Trimble Navigation *	29,125	1,163
TriQuint Semiconductor *	5,749	67
Ultimate Software Group *	4,143	201
Ultra Clean Holdings *	3,300	31
Unisys * (A)	28,700	743
United Online (A)	108,161	714
Universal Display * (A)	11,900	365
Valueclick * (A)	100,578	1,612
Vasco Data Security International *	20,852	170
Veeco Instruments * (A)	33,281	1,430
VeriFone Holdings *	41,519	1,601
VistaPrint * (A)	85,731	3,944
Vocus *	77,251	2,137
Volterra Semiconductor *	9,361	217
Websense * (A)	4,910	99
Wright Express *	7,600	349
Zoran *	66,200	583

		117,199

Materials — 5.4%
AK Steel Holding (A)	7,600	124
Allied Nevada Gold * (A)	26,500	697
Alpha Natural Resources *	2,600	156
Arch Chemicals	2,400	91
Brush Engineered Materials *	2,900	112
Carpenter Technology	26,900	1,083
Clearwater Paper *	14,600	1,143
Compass Minerals International (A)	2,100	188
Contango ORE *	409	4
Domtar	1,100	84
Ferro *	59,500	871
Glatfelter	4,400	54
Globe Specialty Metals	110,600	1,890
Golden Star Resources *	137,200	630
H.B. Fuller	16,257	333
Haynes International	25,231	1,055
Horsehead Holding *	97,475	1,271
Innophos Holdings	8,987	324
KMG Chemicals	4,300	71
Koppers Holdings	21,398	766
Minerals Technologies	900	59
Myers Industries	3,424	33
Nalco Holding	36,230	1,157
Neenah Paper	6,627	130
NewMarket	14,028	1,731

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Olin	27,738	$569
Omnova Solutions *	6,300	53
PolyOne *	77,345	966
Rock-Tenn, Cl A	8,038	434
Rockwood Holdings *	15,000	587
Schulman A	5,703	130
Solutia *	47,744	1,102
Spartech *	5,900	55
Stillwater Mining * (A)	13,257	283
STR Holdings * (A)	19,245	385
Walter Energy	3,700	473
Wausau Paper	17,801	153
Westlake Chemical	10,300	448
Worthington Industries (A)	21,670	399
WR Grace *	73,931	2,597
Zep	2,300	46

		22,737

Telecommunication Services — 0.9%
Alaska Communications Systems Group (A)	44,500	494
Atlantic Telegraph-Network	4,317	165
Cogent Communications Group *	13,495	191
Consolidated Communications Holdings	8,600	166
Global Crossing *	17,185	222
NTELOS Holdings	5,103	97
SBA Communications, Cl A * (A)	22,705	930
Shenandoah Telecommunications	4,300	81
Syniverse Holdings *	12,700	392
USA Mobility	29,500	524
Vonage Holdings *	202,300	453

		3,715

Utilities — 0.0%
ITC Holdings	1,900	118

Total Common Stock (Cost $314,958) ($ Thousands)		406,914

	Number of Warrants
WARRANTS — 0.0%
Rentech Expires 04/25/12 * (E) (F)	19,400	—
Titanium Asset Management Expires 06/21/11 * (E) (F)	147,800	—

Total Warrants (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 28.9%
SEI Liquidity Fund, L.P.,
0.210% ** †† (B)	124,899,433	121,760

Total Affiliated Partnership (Cost $124,899) ($ Thousands)		121,760

Description	Shares/Face Amount ($ Thousands))	Market Value ($ Thousands)

CASH EQUIVALENT — 4.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0. 110% ** ††	18,877,306	$18,877

Total Cash Equivalent (Cost $18,877) ($ Thousands)		18,877

U.S. TREASURY OBLIGATION (C) (D) — 0.2%
U.S. Treasury Bills
0.176%, 06/30/11	$845	845

Total U.S. Treasury Obligation (Cost $845) ($ Thousands)		845

Total Investments — 130.3% (Cost $459,579) ($ Thousands) ‡‡		$548,396

A summary of the open futures contracts held by the Fund at December 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	151	Mar-2011	$235

For the period ended December 31, 2010, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages	are based on Net Assets of $420,831 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This security or a partial position of this security is on loan at December 31, 2010. The total market value of securities on loan at December 31, 2010 was $120,439 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2010 was $121,760 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2010 was $285 ($ Thousands) and represented 0.07% of Net Assets.

(F)	Securities considered illiquid and restricted. The total value of such securities as of December 31, 2010 was $285 ($ Thousands) and represented 0.07% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

Amounts designated as “—” are $0 or have been rounded to $0.

‡‡	At December 31, 2010, the tax basis cost of the Fund's investments was $459,579($ Thousands), and the unrealized appreciation and depreciation were $102,259 ($ Thousands) and ($13,442) ($ Thousands) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Small Cap Growth Fund

December 31, 2010

A summary of restricted securities held by the Fund as of December 31, 2010, is as follows:

	Number of Shares/ Face Amount ($Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Rentech	19,400	04/20/07	04/20/07	$—	$—	—%
Titanium Asset
Management PIPE	140,900	03/31/10	03/31/10	845	127	0.03
Titanium Asset
Management	147,800	03/31/10	03/31/10	—	—	—
Value Creation	145,600	08/10/06	08/10/06	1,491	158	0.04

				$2,336	$285	0.07%

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$406,629	$158	$127	$406,914
Warrants	—	—	—	—
U.S. Treasury Obligation	—	845	—	845
Cash Equivalent	18,877	—	—	18,877
Affiliated Partnership	—	121,760	—	121,760

Total Investments in Securities	$425,506	$122,763	$127	$548,396

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$235	$—	$—	$235

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2010	$403
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(276)
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of December 31, 2010	$127

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(276)

During the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.9%

Consumer Discretionary — 16.2%
Aaron’s	2,700	$55
Aeropostale *	2,250	55
AFC Enterprises *	31,902	443
American Axle & Manufacturing Holdings * (A)	3,600	46
American Eagle Outfitters	76,262	1,116
American Greetings, Cl A (A)	18,000	399
Amerigon * (A)	3,300	36
Ameristar Casinos (A)	19,475	304
AnnTaylor Stores * (A)	16,427	450
Apollo Group, Cl A *	12,093	477
Arbitron	800	33
Archipelago Learning *	100	1
Ascent Media, Cl A *	1,500	58
Autoliv (A)	9,593	757
Autonation * (A)	1,400	40
Bally Technologies *	3,100	131
Belo, Cl A *	26,735	189
Big Lots *	26,760	815
Biglari Holdings *	90	37
BJ’s Restaurants * (A)	1,500	53
Blue Nile * (A)	1,050	60
Bon-Ton Stores	100	1
BorgWarner *	4,300	311
Boyd Gaming * (A)	3,600	38
Bridgepoint Education * (A)	48,092	914
Brinker International	1,700	36
Brown Shoe	2,700	38
Brunswick (A)	24,010	450
Buckle (A)	700	26
Build-A-Bear Workshop * (A)	2,700	21
Cabela’s * (A)	8,400	183
Cablevision Systems, Cl A	24,550	831
Callaway Golf (A)	26,223	212
Capella Education * (A)	700	47
Career Education * (A)	2,450	51
Carmax * (A)	3,100	99
Carter’s * (A)	10,560	312
Cato, Cl A (A)	17,235	472
CBS, Cl B	10,800	206
Central European Media Enterprises, Cl A * (A)	1,100	22
Cheesecake Factory * (A)	12,770	392
Chico’s FAS	21,985	265
Childrens Place Retail Stores * (A)	4,740	235
Chipotle Mexican Grill, Cl A *	1,500	319
Christopher & Banks (A)	9,019	56
Cinemark Holdings	23,660	408
Coinstar * (A)	10,367	585
Columbia Sportswear (A)	7,400	446
Cooper Tire & Rubber (A)	37,757	890
Cracker Barrel Old Country Store (A)	8,508	466
CROCS * (A)	36,150	619
Darden Restaurants	8,872	412
Deckers Outdoor *	3,200	255
Dick’s Sporting Goods *	26,037	976
Dillard’s, Cl A (A)	14,600	554

Description	Shares	Market Value ($ Thousands)

DineEquity * (A)	800	$40
Dollar Tree * (A)	7,500	421
Domino’s Pizza * (A)	29,275	467
Domino’s Pizza UK & IRL	47,775	413
DR Horton	9,300	111
DreamWorks Animation SKG, Cl A *	600	18
DSW, Cl A * (A)	7,350	287
Eastman Kodak * (A)	6,700	36
Ethan Allen Interiors (A)	12,914	258
Expedia	17,151	430
Express (A)	20,739	390
Foot Locker	20,750	407
Fortune Brands	748	45
Fossil *	6,700	472
Fuel Systems Solutions * (A)	700	21
GameStop, Cl A * (A)	13,051	299
Gannett	14,400	217
Gap	14,134	313
Garmin (A)	1,900	59
Gaylord Entertainment * (A)	33,201	1,193
Genesco *	8,000	300
Gentex	18,661	552
Goodyear Tire & Rubber *	6,100	72
Group 1 Automotive (A)	1,200	50
Guess?	13,192	624
Hanesbrands *	30,731	781
Harley-Davidson	17,260	598
Harman International Industries *	10,314	478
Harte-Hanks	1,800	23
Helen of Troy *	2,400	71
hhgregg * (A)	15,749	330
Hillenbrand (A)	2,700	56
HOT Topic (A)	6,900	43
Hyatt Hotels, Cl A *	13,417	614
Iconix Brand Group * (A)	1,300	25
Insight Enterprises *	19,300	254
Intercontinental Hotels Group ADR (A)	15,300	302
International Game Technology	21,541	381
International Speedway, Cl A	6,884	180
Interpublic Group *	113,932	1,210
Isle of Capri Casinos * (A)	3,300	34
ITT Educational Services * (A)	700	45
J Crew Group *	9,278	400
Jakks Pacific * (A)	12,500	228
Jarden	2,100	65
John Wiley & Sons, Cl A	1,200	54
Jones Group	39,277	610
Journal Communications, Cl A *	39,400	199
K12 * (A)	1,000	29
KB Home (A)	5,300	71
Kenneth Cole Productions, Cl A *	1,600	20
Kirkland’s *	12,300	173
Lamar Advertising, Cl A * (A)	1,300	52
Las Vegas Sands *	8,300	381
Leggett & Platt	12,000	273
Lennar, Cl A (A)	2,600	49
Life Time Fitness * (A)	800	33
Limited Brands	400	12

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Lions Gate Entertainment * (A)	6,300	$41
Live Nation * (A)	57,916	661
LKQ *	33,649	764
Lodgenet Entertainment * (A)	7,900	34
Lululemon Athletica * (A)	1,950	133
Lumber Liquidators Holdings * (A)	11,700	291
Marriott International, Cl A	6,300	262
MDC Holdings	400	12
Men’s Wearhouse (A)	9,946	249
Meredith (A)	8,315	288
Meritage Homes *	1,800	40
Modine Manufacturing *	2,100	33
Mohawk Industries *	5,100	289
Morningstar (A)	300	16
National CineMedia	50,213	1,000
National Presto Industries	100	13
NetFlix * (A)	3,950	694
New York Times, Cl A * (A)	4,800	47
Newell Rubbermaid	12,800	233
Nordstrom	7,750	328
Nutri/System (A)	3,350	71
NVR *	100	69
Orient-Express Hotels, Cl A * (A)	5,400	70
Pacific Sunwear of California *	56,950	309
Panera Bread, Cl A * (A)	3,700	374
Penn National Gaming *	21,854	768
Penske Auto Group *	1,800	31
PEP Boys-Manny Moe & Jack (A)	3,200	43
PetSmart	6,900	275
PF Chang’s China Bistro (A)	400	19
Phillips-Van Heusen (A)	15,247	961
Pinnacle Entertainment *	22,075	309
Polaris Industries (A)	10,053	784
Polo Ralph Lauren	900	100
Pre-Paid Legal Services *	6,200	373
RadioShack	17,600	325
RC2 * (A)	12,140	264
Red Robin Gourmet Burgers *	6,600	142
Regis (A)	9,259	154
Ross Stores	1,000	63
Royal Caribbean Cruises * (A)	1,900	89
Ruby Tuesday * (A)	24,600	321
Ryland Group	2,100	36
Sauer-Danfoss *	1,700	48
Scholastic (A)	2,700	80
Scientific Games, Cl A *	121,346	1,209
Scripps Networks Interactive, Cl A	3,640	188
Sealy * (A)	5,500	16
Service International (A)	6,700	55
Shutterfly * (A)	1,700	60
Signet Jewelers *	3,000	130
Sirius XM Radio * (A)	48,700	80
Sotheby’s (A)	5,000	225
Stage Stores (A)	44,169	766
Stamps.com	706	9
Standard-Pacific * (A)	4,600	21
Starwood Hotels & Resorts Worldwide	3,950	240
Stewart Enterprises, Cl A (A)	2,900	19

Description	Shares	Market Value ($ Thousands)

Strayer Education (A)	900	$137
Talbots * (A)	27,764	237
Tempur-Pedic International * (A)	23,180	929
Tenneco * (A)	5,750	237
Thor Industries	7,200	245
Timberland, Cl A *	1,400	35
Tupperware Brands	5,811	277
Ulta Salon Cosmetics & Fragrance * (A)	1,800	61
Under Armour, Cl A * (A)	7,900	433
Urban Outfitters * (A)	7,600	272
WABCO Holdings *	6,579	401
Warnaco Group * (A)	2,660	147
Warner Music Group * (A)	5,700	32
Whirlpool (A)	6,800	604
Williams-Sonoma	8,614	307
WMS Industries * (A)	18,527	838
Wolverine World Wide	700	22
World Wrestling Entertainment, Cl A (A)	1,400	20
Wyndham Worldwide	4,600	138

		52,168

Consumer Staples — 3.2%
BJ’s Wholesale Club *	600	29
Boston Beer, Cl A *	800	76
Cal-Maine Foods (A)	7,000	221
Casey’s General Stores (A)	6,252	266
Central European Distribution *	1,200	28
Central Garden and Pet *	13,519	133
Central Garden and Pet, Cl A * (A)	20,550	203
Chiquita Brands International * (A)	6,300	88
Church & Dwight	1,600	111
ConAgra Foods	18,306	413
Constellation Brands, Cl A *	17,925	397
Corn Products International	6,613	304
Darling International *	2,400	32
Del Monte Foods	65,642	1,234
Diamond Foods (A)	7,050	375
Dole Food * (A)	12,445	168
Flowers Foods	6,660	179
Fresh Del Monte Produce (A)	10,000	249
Fresh Market * (A)	8,500	350
Green Mountain Coffee Roasters * (A)	28,197	927
Hansen Natural *	2,775	145
Herbalife	2,850	195
J&J Snack Foods	5,470	264
Kroger	19,655	439
Lancaster Colony	1,200	69
Mead Johnson Nutrition, Cl A	4,850	302
Molson Coors Brewing, Cl B	10,508	527
Nash Finch	2,610	111
Nu Skin Enterprises, Cl A	900	27
Omega Protein *	23,400	189
Pantry * (A)	13,892	276
Prestige Brands Holdings *	21,629	259
Ralcorp Holdings *	1,000	65
Reddy Ice Holdings *	5,700	16

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Ruddick (A)	4,286	$158
Schiff Nutrition International (A)	2,200	20
Seneca Foods, Cl A * (A)	6,519	176
Snyders-Lance	800	19
Spartan Stores	12,766	216
Spectrum Brands Holdings * (A)	1,100	34
SUPERVALU	17,700	170
Tootsie Roll Industries (A)	751	22
TreeHouse Foods * (A)	1,800	92
Universal (A)	5,400	220
USANA Health Sciences * (A)	400	17
Vector Group (A)	3,045	53
Village Super Market, Cl A	800	26
Weis Markets (A)	5,100	206
Whole Foods Market	2,800	142

		10,238

Energy — 6.4%
Arch Coal	7,600	266
Atlas Energy *	2,741	121
ATP Oil & Gas * (A)	1,700	28
Atwood Oceanics *	8,300	310
Berry Petroleum, Cl A	30,458	1,331
Bill Barrett * (A)	1,000	41
Brigham Exploration * (A)	23,107	629
Bristow Group *	700	33
Cabot Oil & Gas	10,500	397
CARBO Ceramics	1,250	129
Carrizo Oil & Gas * (A)	1,700	59
Clean Energy Fuels * (A)	8,500	118
Complete Production Services * (A)	6,100	180
Concho Resources *	500	44
Contango Oil & Gas * (A)	500	29
Core Laboratories (A)	2,750	245
Crosstex Energy (A)	1,450	13
CVR Energy *	2,700	41
Denbury Resources *	2,748	53
DHT Holdings (A)	1,000	5
Dresser-Rand Group *	6,340	270
Dril-Quip *	7,940	617
Energy XXI Bermuda * (A)	5,859	162
Equities	9,126	409
EXCO Resources	1,800	35
Exterran Holdings * (A)	13,694	328
FMC Technologies *	1,800	160
Forest Oil *	11,360	431
Frontier Oil	18,451	332
Frontline (A)	14,859	377
General Maritime	7,800	25
Global Industries *	25,800	179
Golar LNG (A)	3,850	58
Goodrich Petroleum * (A)	25,742	454
Green Plains Renewable Energy *	350	4
Helix Energy Solutions Group *	1,800	22
Helmerich & Payne	1,300	63
Hess	1,100	84
Hornbeck Offshore Services * (A)	10,400	217
Houston American Energy (A)	1,100	20
International Coal Group * (A)	11,600	90

Description	Shares	Market Value ($ Thousands)

ION Geophysical * (A)	35,350	$300
Key Energy Services * (A)	59,383	771
Magnum Hunter Resources *	22,660	163
Massey Energy	1,150	62
McMoRan Exploration * (A)	11,400	195
Mitcham Industries *	3,000	35
Murphy Oil	5,784	431
Nabors Industries * (A)	20,389	478
National Oilwell Varco	1,800	121
Newfield Exploration *	5,886	424
Newpark Resources *	29,950	184
Nordic American Tanker Shipping, Cl US (A)	21,203	552
Northern Oil And Gas * (A)	11,835	322
Oceaneering International *	5,720	421
Oil States International *	1,150	74
Overseas Shipholding Group (A)	19,410	688
Patterson-UTI Energy	9,450	204
Peabody Energy	1,500	96
PetroHawk Energy *	2,800	51
Petroquest Energy * (A)	5,600	42
Pioneer Natural Resources (A)	4,846	421
Quicksilver Resources *	4,200	62
Range Resources	9,449	425
Rosetta Resources * (A)	8,200	309
Rowan *	800	28
SandRidge Energy * (A)	10,700	78
SEACOR Holdings	1,700	172
Ship Finance International (A)	9,529	205
SM Energy (A)	8,880	523
Southwestern Energy *	1,000	37
Spectra Energy	16,561	414
Stone Energy * (A)	7,700	172
Superior Energy Services *	1,300	45
Swift Energy *	11,835	463
Teekay Tankers, Cl A (A)	1,500	19
Tesoro (A)	18,100	336
Tidewater (A)	10,116	545
Ultra Petroleum *	900	43
USEC * (A)	51,000	307
Venoco * (A)	3,000	55
W&T Offshore (A)	21,100	377
Western Refining * (A)	16,400	174
Whiting Petroleum *	7,720	905
Willbros Group * (A)	1,500	15
World Fuel Services (A)	12,800	463

		20,616

Financials — 17.0%
Acadia Realty Trust †	2,100	38
Advance America Cash Advance Centers (A)	39,200	221
Affiliated Managers Group *	500	50
Alexander’s †	100	41
Alexandria Real Estate Equities † (A)	400	29
Allied World Assurance Holdings	8,439	502
Altisource Portfolio Solutions * (A)	1,400	40
AMB Property †	2,100	67

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

American Campus Communities †	1,000	$32
American Capital *	8,900	67
American Capital Agency † (A)	9,167	263
American Equity Investment Life Holding (A)	12,200	153
American Financial Group	17,900	578
American National Insurance	850	73
Ameriprise Financial	14,243	820
Anworth Mortgage Asset † (A)	33,750	236
AON	749	34
Apartment Investment & Management, Cl A † (A)	1,800	47
Arch Capital Group *	300	26
Ares Capital	13,829	228
Argo Group International Holdings	600	22
Arthur J. Gallagher	650	19
Artio Global Investors, Cl A (A)	7,700	114
Aspen Insurance Holdings	10,650	305
Associated Banc-Corp	20,645	313
Assured Guaranty (A)	17,964	318
Astoria Financial (A)	3,520	49
Axis Capital Holdings	2,450	88
Banco Latinoamericano de Exportaciones, Cl E (A)	13,700	253
Bancorpsouth (A)	16,994	271
Bank of Hawaii	900	42
BGC Partners, Cl A (A)	40,700	338
BioMed Realty Trust † (A)	16,350	305
BlackRock Kelso Capital (A)	2,400	27
BofI Holding *	150	2
Boston Private Financial Holdings (A)	12,093	79
Boston Properties † (A)	4,655	401
Brandywine Realty Trust †	54,100	630
BRE Properties, Cl A †	1,000	44
Calamos Asset Management, Cl A (A)	1,800	25
Camden Property Trust †	600	32
Capstead Mortgage † (A)	28,075	354
Cardinal Financial (A)	17,416	203
Cathay General Bancorp (A)	2,100	35
CB Richard Ellis Group, Cl A *	23,470	481
CBL & Associates Properties † (A)	44,125	772
Centerstate Banks	300	2
Central Pacific Financial * (A)	13,300	20
Century Bancorp, Cl A (A)	2,700	72
Chemical Financial	3,650	81
Chimera Investment †	43,300	178
City Holding (A)	6,700	243
City National	700	43
CNA Financial *	12,400	335
CNO Financial Group * (A)	48,968	332
Colonial Properties Trust † (A)	4,500	81
Columbia Banking System	1,000	21
Comerica	11,248	475
Commerce Bancshares	1,527	61
CommonWealth REIT † (A)	19,775	505
Community Bank System (A)	11,300	314
Cousins Properties † (A)	14,402	120

Description	Shares	Market Value ($ Thousands)

Credit Acceptance *	150	$10
Cullen/Frost Bankers	2,150	131
CVB Financial (A)	36,039	312
DCT Industrial Trust † (A)	9,100	48
Delphi Financial Group, Cl A	1,100	32
Developers Diversified Realty † (A)	2,300	32
Digital Realty Trust † (A)	300	16
Dime Community Bancshares (A)	1,700	25
Dollar Financial * (A)	1,600	46
Douglas Emmett †	1,400	23
Duke Realty †	1,700	21
DuPont Fabros Technology † (A)	950	20
Eagle Bancorp *	13,082	189
East West Bancorp	13,160	257
EastGroup Properties † (A)	2,100	89
Eaton Vance (A)	7,329	222
Education Realty Trust † (A)	68,105	529
EMC Insurance Group (A)	2,270	51
Employers Holdings	39,450	690
Encore Capital Group * (A)	11,100	260
Endurance Specialty Holdings	24,428	1,125
Enstar Group *	400	34
Entertainment Properties Trust † (A)	1,000	46
Equity One † (A)	17,996	327
Erie Indemnity, Cl A	2,000	131
Essex Property Trust † (A)	400	46
Evercore Partners, Cl A	4,100	139
Everest Re Group	4,400	373
Excel Trust †	15,559	188
FBL Financial Group, Cl A (A)	2,500	72
Federal Agricultural Mortgage, Cl C (A)	7,400	121
Federal Realty Investment Trust † (A)	500	39
Federated Investors, Cl B (A)	35,757	936
FelCor Lodging Trust * † (A)	6,100	43
Fifth Street Finance (A)	2,100	26
Fifth Third Bancorp	27,000	396
Financial Institutions (A)	1,100	21
First American Financial	2,100	31
First Bancorp * (A)	24,900	11
First Financial Bancorp (A)	12,299	227
First Financial Holdings	1,000	11
First Horizon National *	32,652	385
First Niagara Financial Group	2,600	36
First Potomac Realty Trust †	20,700	348
FirstMerit (A)	34,950	692
Flagstone Reinsurance Holdings (A)	6,300	79
Flushing Financial	3,300	46
FNB (Pennsylvania) (A)	11,200	110
Franklin Street Properties † (A)	5,100	73
Fulton Financial	4,400	45
GAMCO Investors, Cl A	400	19
Getty Realty † (A)	3,100	97
GFI Group (A)	41,400	194
Global Indemnity, Cl A *	540	11
Greenlight Capital Re *	1,000	27
Hancock Holding (A)	16,520	576

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Hanover Insurance Group	18,722	$875
Harleysville Group	600	22
Hatteras Financial † (A)	4,200	127
Health Care † (A)	500	24
Healthcare Realty Trust †	1,000	21
Hercules Technology Growth Capital	25,984	269
Hersha Hospitality Trust, Cl A † (A)	4,600	30
Highwoods Properties † (A)	10,565	337
Home Properties †	400	22
Horace Mann Educators (A)	17,754	320
Hospitality Properties Trust †	26,100	601
Host Hotels & Resorts † (A)	26,735	478
Hudson City Bancorp	2,400	31
Huntington Bancshares (A)	65,900	453
IBERIABANK (A)	10,581	626
Independent Bank (A)	800	22
Infinity Property & Casualty (A)	9,554	590
Inland Real Estate †	3,000	26
Interactive Brokers Group, Cl A (A)	800	14
Janus Capital Group	1,700	22
Jones Lang LaSalle	904	76
KBW (A)	1,100	31
Kilroy Realty † (A)	1,525	56
Kite Realty Group Trust †	3,700	20
Knight Capital Group, Cl A * (A)	4,200	58
LaSalle Hotel Properties †	11,010	291
Lexington Realty Trust †	62,267	495
Liberty Property Trust †	15,969	510
LTC Properties † (A)	4,500	126
M&T Bank (A)	1,258	109
Macerich † (A)	2,101	100
Maiden Holdings	800	6
MarketAxess Holdings (A)	13,683	285
MBIA * (A)	5,600	67
Meadowbrook Insurance Group (A)	73,932	758
Medical Properties Trust † (A)	5,500	60
Mercury General	600	26
MF Global Holdings * (A)	5,200	44
MFA Financial † (A)	133,534	1,090
Mid-America Apartment Communities †	10,456	664
Montpelier Re Holdings (A)	15,200	303
Moody’s (A)	9,650	256
MSCI, Cl A *	2,850	111
NASB Financial	150	3
National Financial Partners *	17,255	231
National Health Investors †	800	36
National Penn Bancshares	36,582	294
National Retail Properties † (A)	12,045	319
National Western Life Insurance, Cl A	200	33
Nationwide Health Properties †	3,100	113
NBT Bancorp (A)	800	19
Netspend Holdings *	14,146	181
NewAlliance Bancshares	10,300	154
Northfield Bancorp (A)	800	11
Ocwen Financial * (A)	4,200	40
Old National Bancorp (A)	33,770	401

Description	Shares	Market Value ($ Thousands)

Omega Healthcare Investors † (A)	5,100	$114
One Liberty Properties †	140	2
OneBeacon Insurance Group, Cl A	2,700	41
optionsXpress Holdings	2,100	33
Oriental Financial Group (A)	13,000	162
PacWest Bancorp (A)	14,061	301
Park National (A)	300	22
Parkway Properties † (A)	20,600	361
PartnerRe	8,407	676
Pennsylvania Real Estate Investment Trust † (A)	23,500	341
People’s United Financial	49,949	700
PHH *	1,000	23
Platinum Underwriters Holdings (A)	15,380	692
Plum Creek Timber †	50	2
Popular *	29,200	92
Portfolio Recovery Associates * (A)	400	30
Post Properties † (A)	1,200	44
PrivateBancorp, Cl A	8,400	121
ProAssurance * (A)	20,245	1,227
Prospect Capital (A)	2,612	28
Prosperity Bancshares	9,315	366
Protective Life	14,906	397
Provident Financial Services	1,900	29
PS Business Parks †	1,400	78
Pzena Investment Management, Cl A (A)	5,600	41
RAIT Financial Trust * †	42,000	92
Ramco-Gershenson Properties †	2,300	29
Raymond James Financial (A)	12,871	421
Redwood Trust † (A)	19,692	294
Regency Centers † (A)	2,950	125
Regions Financial	31,400	220
Reinsurance Group of America, Cl A	13,833	743
RenaissanceRe Holdings	800	51
Resource Capital † (A)	2,600	19
Roma Financial (A)	900	10
S&T Bancorp (A)	9,050	204
Safeguard Scientifics *	14,474	247
Sandy Spring Bancorp	12,500	230
Selective Insurance Group (A)	8,850	161
Senior Housing Properties Trust †	5,650	124
Signature Bank NY * (A)	4,924	246
Solar Capital (A)	2,200	55
Sovran Self Storage † (A)	3,950	145
StanCorp Financial Group	11,800	533
Sterling Bancshares (A)	7,100	50
Stifel Financial * (A)	4,825	299
Stratus Properties *	1,900	17
Sun Communities † (A)	1,400	47
SVB Financial Group *	5,335	283
SWS Group (A)	39,800	201
Synovus Financial (A)	304,848	805
Tanger Factory Outlet Centers † (A)	1,000	51
Taubman Centers †	7,950	401

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

TCF Financial (A)	39,941	$591
TD Ameritrade Holding	45,779	869
Teton Advisors, Cl A *	6	—
TFS Financial (A)	10,400	94
Tower Group (A)	2,800	72
TradeStation Group *	1,800	12
Transatlantic Holdings	600	31
Trustco Bank NY (A)	19,600	124
Trustmark (A)	900	22
UDR †	1,400	33
Umpqua Holdings (A)	26,260	320
United Bankshares (A)	4,300	126
United Fire & Casualty (A)	4,000	89
Unitrin	17,950	441
Unum Group	42,556	1,031
U-Store-It Trust †	3,500	33
Validus Holdings (A)	8,900	272
Valley National Bancorp	2,205	32
Waddell & Reed Financial, Cl A	11,600	409
Walter Investment Management † (A)	3,457	62
Washington Federal	24,345	412
Washington Real Estate Investment Trust † (A)	900	28
Webster Financial	7,700	152
Weingarten Realty Investors † (A)	1,600	38
WesBanco (A)	12,800	243
Westamerica Bancorporation (A)	1,450	80
Westfield Financial (A)	2,625	24
Whitney Holding (A)	33,757	478
Willis Group Holdings	12,652	438
Wintrust Financial (A)	600	20
World Acceptance * (A)	800	42
WR Berkley	5,400	148
WSFS Financial	7,176	340
Zions Bancorporation (A)	55,253	1,339

		54,792

Health Care — 8.9%
Abaxis * (A)	1,600	43
Accelrys * (A)	2,807	23
Accuray *	1,900	13
Acorda Therapeutics *	27,641	754
Affymax * (A)	5,700	38
Affymetrix * (A)	9,700	49
Air Methods *	600	34
Alere *	2,084	76
Alexion Pharmaceuticals *	5,650	455
Align Technology * (A)	3,800	74
Allos Therapeutics * (A)	4,400	20
Allscripts Healthcare Solutions *	34,180	659
Amedisys * (A)	1,400	47
AMERIGROUP * (A)	2,925	128
AmerisourceBergen	13,328	455
Amsurg * (A)	15,296	320
Amylin Pharmaceuticals * (A)	2,100	31
Analogic (A)	874	43
ATHENAHEALTH * (A)	1,600	66
Auxilium Pharmaceuticals * (A)	23,895	504
Bio-Reference Labs *	1,000	22
Brookdale Senior Living, Cl A *	1,700	36

Description	Shares	Market Value ($ Thousands)

Bruker BioSciences *	3,300	$55
Capital Senior Living *	3,600	24
Catalyst Health Solutions *	7,900	367
Celgene *	752	45
Cephalon * (A)	6,700	414
Cepheid *	150	3
Cerner *	300	28
Charles River Laboratories International *	700	25
Chemed	3,714	236
Conmed *	3,957	105
Cooper (A)	11,175	630
Corvel *	293	14
Covance *	300	15
Coventry Health Care *	18,200	480
Cubist Pharmaceuticals * (A)	2,000	43
Cumberland Pharmaceuticals *	6,000	36
Cyberonics * (A)	9,950	309
Dendreon *	1,100	38
Dentsply International	8,460	289
Dionex *	500	59
Edwards Lifesciences *	5,600	453
Emdeon, Cl A *	4,400	60
Emeritus * (A)	1,400	28
Endo Pharmaceuticals Holdings * (A)	11,600	414
Enzon Pharmaceuticals * (A)	2,600	32
Exelixis * (A)	5,200	43
Express Scripts *	1,400	76
Forest Laboratories *	10,400	333
Genomic Health * (A)	550	12
Gen-Probe *	14,880	868
Gentiva Health Services * (A)	700	19
Geron * (A)	8,900	46
Greatbatch *	7,020	170
Halozyme Therapeutics * (A)	2,700	21
Health Management Associates, Cl A *	11,250	107
Health Net *	1,800	49
Healthsouth * (A)	12,391	257
Healthspring *	1,200	32
HeartWare International * (A)	4,050	355
Henry Schein *	7,979	490
Hill-Rom Holdings (A)	12,150	478
Hologic *	24,602	463
Humana *	8,300	454
Idexx Laboratories * (A)	3,900	270
Illumina * (A)	2,300	146
Immucor *	1,950	39
Impax Laboratories *	11,790	237
Incyte * (A)	15,130	251
Invacare	8,737	263
Isis Pharmaceuticals * (A)	3,300	33
Kinetic Concepts * (A)	5,800	243
King Pharmaceuticals *	20,000	281
Landauer	600	36
LHC Group * (A)	500	15
Life Technologies *	1,637	91
LifePoint Hospitals *	8,750	322
Lincare Holdings (A)	14,300	384
Magellan Health Services *	8,260	390
Martek Biosciences * (A)	800	25

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Mednax *	6,843	$460
Meridian Bioscience	3,050	71
Merit Medical Systems *	2,500	40
Metropolitan Health Networks *	64,900	290
Mettler Toledo International *	400	60
Momenta Pharmaceuticals *	1,400	21
Mylan Laboratories *	26,105	552
Myriad Genetics * (A)	2,200	50
Myriad Pharmaceuticals *	550	2
Nektar Therapeutics * (A)	9,800	126
Neogen * (A)	900	37
NuVasive * (A)	10,810	277
Obagi Medical Products * (A)	1,600	18
Omnicare (A)	15,000	381
Omnicell * (A)	1,300	19
Onyx Pharmaceuticals * (A)	28,099	1,036
Orthofix International * (A)	600	17
Owens & Minor	4,927	145
Par Pharmaceutical * (A)	7,470	288
Parexel International * (A)	18,780	399
Patterson (A)	7,007	215
PDL BioPharma (A)	60,650	378
PerkinElmer	17,291	446
Perrigo (A)	9,810	621
Pharmaceutical Product Development	29,700	806
Pharmasset * (A)	4,460	194
PharMerica *	37,700	432
Providence Service *	1,900	31
PSS World Medical * (A)	1,400	32
Quest Diagnostics	7,176	387
Regeneron Pharmaceuticals * (A)	10,540	346
RehabCare Group *	800	19
ResMed * (A)	1,200	42
Salix Pharmaceuticals * (A)	8,740	410
Sciclone Pharmaceuticals * (A)	26,100	109
Seattle Genetics * (A)	13,050	195
Sirona Dental Systems *	9,130	381
STERIS (A)	800	29
SXC Health Solutions *	11,240	482
Symmetry Medical *	1,500	14
Techne	3,750	246
Tenet Healthcare *	14,100	94
Theravance * (A)	1,400	35
Thermo Fisher Scientific *	1,600	89
Thoratec *	1,500	42
TomoTherapy * (A)	17,200	62
United Therapeutics *	4,100	259
Universal Health Services, Cl B	700	30
US Physical Therapy *	900	18
Valeant Pharmaceuticals International (A)	30,132	852
Vertex Pharmaceuticals * (A)	6,950	243
Viropharma *	1,200	21
Volcano * (A)	17,220	470
Waters *	225	17
Watson Pharmaceuticals *	5,300	274
WellCare Health Plans *	15,600	471
Zoll Medical *	1,800	67

		28,539

Description	Shares	Market Value ($ Thousands)

Industrials — 16.2%
A123 Systems * (A)	2,300	$22
AAON (A)	1,500	42
AAR * (A)	1,100	30
Acacia Research - Acacia Technologies *	700	18
ACCO Brands * (A)	24,700	210
Actuant, Cl A	2,950	79
Acuity Brands (A)	500	29
Advisory Board * (A)	10,661	508
Aecom Technology *	22,850	639
AerCap Holdings *	12,470	176
AGCO *	7,350	372
Aircastle	22,413	234
Airtran Holdings * (A)	2,900	21
Albany International, Cl A (A)	1,900	45
Alexander & Baldwin	6,360	255
Allegiant Travel, Cl A (A)	6,150	303
Alliant Techsystems	488	36
Altra Holdings *	150	3
American Science & Engineering	350	30
American Superconductor * (A)	4,300	123
Ameron International	3,135	239
Ametek	1,125	44
Ampco-Pittsburgh (A)	8,000	224
AMR *	4,000	31
AO Smith (A)	8,200	312
Apogee Enterprises (A)	16,300	220
Arkansas Best (A)	900	25
ArvinMeritor * (A)	40,580	833
Atlas Air Worldwide Holdings * (A)	16,634	929
Avery Dennison	17,478	740
Baldor Electric	900	57
Barnes Group	1,100	23
BE Aerospace *	8,327	308
Beacon Roofing Supply *	7,950	142
Belden (A)	17,807	656
Blount International *	1,350	21
Brady, Cl A (A)	8,523	278
Briggs & Stratton (A)	17,870	352
Brink’s	3,100	83
Bucyrus International, Cl A	3,350	300
C.H. Robinson Worldwide (A)	3,944	316
CAE	150	7
Carlisle	600	24
Chicago Bridge & Iron *	750	25
Cintas	19,293	539
Clean Harbors * (A)	8,672	729
CNH Global	1,960	94
Colfax * (A)	7,500	138
Columbus McKinnon *	2,799	57
Con-way	11,770	430
Copa Holdings, Cl A (A)	7,900	465
Corporate Executive Board	24,333	914
Corrections Corp of America *	26,880	674
CoStar Group * (A)	1,100	63
Courier (A)	5,852	91
Crane	8,600	353
Cubic	4,900	231

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Cummins	2,000	$220
Delta Air Lines *	9,425	119
Deluxe	11,400	262
Dollar Thrifty Automotive Group *	3,000	142
Dover	7,803	456
EMCOR Group * (A)	23,610	684
EnergySolutions (A)	4,000	22
EnerNOC * (A)	3,850	92
Ennis (A)	3,100	53
EnPro Industries * (A)	11,900	495
ESCO Technologies	7,770	294
Esterline Technologies * (A)	6,423	441
Excel Maritime Carriers * (A)	8,300	47
Fastenal (A)	5,498	329
Flowserve	4,627	552
Fluor	7,485	496
Forward Air (A)	1,000	28
Foster Wheeler * (A)	10,330	357
Franklin Electric	500	19
G&K Services	22,236	687
Gardner Denver	15,619	1,075
GATX	2,600	92
Genco Shipping & Trading * (A)	2,100	30
General Cable *	2,450	86
Geo Group * (A)	16,450	406
GeoEye * (A)	700	30
Gibraltar Industries *	3,000	41
Global Defense Technology & Systems *	6,006	101
Goodrich	1,600	141
Gorman-Rupp (A)	1,250	40
Graco	2,850	113
GrafTech International *	15,240	302
Granite Construction (A)	1,500	41
Griffon *	1,600	20
Harsco	3,200	91
Hawaiian Holdings *	27,395	215
Heartland Express (A)	2,100	34
Heico, Cl A	1,310	49
Heidrick & Struggles International (A)	700	20
Herman Miller	1,500	38
Hertz Global Holdings * (A)	52,150	756
Hexcel *	3,650	66
HNI (A)	1,400	44
Huron Consulting Group *	400	11
IDEX	6,143	240
IHS, Cl A *	7,999	643
Insituform Technologies, Cl A *	1,900	50
Interface, Cl A (A)	14,795	231
Interline Brands *	1,300	30
International Shipholding (A)	5,600	142
JB Hunt Transport Services	20,470	835
John Bean Technologies	1,377	28
Joy Global	1,800	156
Kadant * (A)	21,023	496
Kaman	2,357	68
Kansas City Southern *	8,850	423
KAR Auction Services *	550	8
Kaydon (A)	18,569	756
KBR	2,100	64

Description	Shares	Market Value ($ Thousands)

Kelly Services, Cl A *	1,200	$22
Kennametal	12,923	510
Kirby *	1,100	48
Knoll (A)	11,110	186
Landstar System	600	24
Layne Christensen *	1,000	34
LB Foster, Cl A *	6,475	265
Lennox International	2,400	114
Lincoln Electric Holdings	2,755	180
Lindsay (A)	4,550	271
Localiza Rent a Car	28,390	460
M&F Worldwide *	250	6
Manitowoc	12,650	166
Manpower	12,599	791
Masco (A)	24,580	311
MasTec * (A)	7,200	105
Middleby * (A)	500	42
Miller Industries	300	4
Mine Safety Appliances (A)	4,900	152
Mistras Group *	350	5
Moog, Cl A *	2,300	92
MSC Industrial Direct, Cl A	4,400	285
Mueller Industries (A)	7,500	245
NACCO Industries, Cl A (A)	400	43
Navistar International * (A)	18,913	1,095
NCI Building Systems * (A)	3,160	44
Nordson	1,800	165
Old Dominion Freight Line * (A)	16,010	512
Orbital Sciences *	4,400	75
Oshkosh Truck *	9,693	342
Owens Corning *	550	17
Pall	2,300	114
Park-Ohio Holdings * (A)	2,900	61
Pentair	800	29
Pitney Bowes (A)	17,724	429
Quanex Building Products	13,225	251
Quanta Services *	3,656	73
Raven Industries	100	5
Regal-Beloit	5,600	374
Resources Connection (A)	27,181	505
Ritchie Bros. Auctioneers (A)	9,544	220
Robbins & Myers	8,215	294
Robert Half International	1,400	43
Roper Industries	4,050	310
RR Donnelley & Sons	15,000	262
RSC Holdings * (A)	38,370	374
Rush Enterprises, Cl A *	16,330	334
Ryder System	10,200	537
School Specialty * (A)	16,060	224
Sensata Technologies Holding *	11,750	354
Skywest (A)	11,800	184
Spirit Aerosystems Holdings, Cl A *	16,794	350
Steelcase, Cl A (A)	4,600	49
Stericycle * (A)	1,000	81
Sun Hydraulics (A)	350	13
SYKES Enterprises * (A)	57,926	1,173
TAL International Group (A)	17,745	548
Teledyne Technologies *	10,974	483
Teleflex (A)	16,006	861
Tennant (A)	1,150	44
Terex *	11,729	364

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Tetra Tech *	12,044	$302
Thomas & Betts *	1,000	48
Timken	17,396	830
Towers Watson, Cl A	17,075	889
Trex * (A)	14,221	341
Triumph Group (A)	5,216	466
TrueBlue * (A)	31,550	568
Tutor Perini	7,750	166
Tyco International	3,723	154
United Continental Holdings * (A)	24,050	573
United Rentals * (A)	33,260	757
United Stationers * (A)	5,000	319
Universal Forest Products (A)	3,400	132
URS *	6,389	266
US Ecology	700	12
USG * (A)	1,100	19
UTI Worldwide	15,393	326
Verisk Analytics, Cl A *	4,650	158
Vicor (A)	2,300	38
Vitran *	21,400	281
Wabtec (A)	6,850	362
Watsco (A)	5,900	372
Watts Water Technologies, Cl A (A)	6,952	254
WESCO International * (A)	18,828	994
Woodward Governor	700	26

		52,156

Information Technology — 18.2%
AAC Acoustic Technologies Holdings	120,000	320
Acme Packet * (A)	18,488	983
Adobe Systems *	12,839	395
Adtran (A)	19,800	717
Advanced Analogic Technologies * (A)	3,400	14
Advanced Energy Industries *	1,400	19
Advanced Micro Devices *	7,300	60
Advent Software * (A)	500	29
Agilysys *	2,800	16
Akamai Technologies *	3,900	184
Alliance Data Systems * (A)	16,454	1,169
Amkor Technology * (A)	13,150	97
Analog Devices	13,121	494
Ancestry.com *	11,080	314
Anixter International (A)	500	30
Ansys *	15,250	794
Applied Micro Circuits * (A)	35,370	378
Ariba *	13,600	319
Arris Group *	7,200	81
Arrow Electronics *	1,900	65
Aruba Networks * (A)	13,750	287
Atheros Communications *	2,200	79
Atmel *	15,215	187
ATMI *	800	16
Avid Technology *	15,007	262
Avnet *	10,000	330
AVX	4,400	68
Benchmark Electronics *	19,000	345
BigBand Networks *	7,100	20
Black Box	5,800	222

Description	Shares	Market Value ($ Thousands)

Blackbaud (A)	3,948	$102
Blackboard * (A)	13,340	551
Blue Coat Systems *	14,257	426
BMC Software *	1,700	80
Booz Allen Hamilton Holding, Cl A * (A)	13,801	268
Brightpoint * (A)	34,933	305
Broadridge Financial Solutions	1,700	37
Brocade Communications Systems *	162,362	859
CACI International, Cl A * (A)	5,819	311
Cadence Design Systems * (A)	65,010	537
Cavium Networks * (A)	18,826	709
Checkpoint Systems *	6,327	130
Ciena * (A)	1,200	25
Cognex (A)	14,500	427
Cognizant Technology Solutions, Cl A *	1,800	132
Cogo Group *	2,950	26
Coherent * (A)	8,784	397
CommScope *	900	28
CommVault Systems *	8,050	230
Computer Sciences	6,900	342
Comtech Telecommunications	9,574	265
Comverge * (A)	2,600	18
Concur Technologies * (A)	6,490	337
Constant Contact * (A)	11,850	367
Convergys *	27,500	362
CoreLogic	5,100	94
Cree * (A)	5,250	346
CSG Systems International *	18,634	353
CTS (A)	31,188	345
Cymer *	1,901	86
Cypress Semiconductor *	10,000	186
Daktronics	3,850	61
DealerTrack Holdings *	1,100	22
Deltek * (A)	4,647	34
DG FastChannel * (A)	800	23
Dice Holdings *	17,800	255
Diebold	17,055	546
Digital River * (A)	13,502	465
Diodes *	1,800	49
Dolby Laboratories, Cl A *	6,932	462
DST Systems	4,200	186
Earthlink (A)	38,770	333
EchoStar, Cl A *	4,550	114
Electronics for Imaging *	6,140	88
Emulex * (A)	28,201	329
Equinix * (A)	2,900	236
Euronet Worldwide * (A)	15,887	277
F5 Networks *	4,650	605
Factset Research Systems	300	28
Fair Isaac (A)	1,100	26
Fairchild Semiconductor International *	35,900	560
Fidelity National Information Services	1,180	32
Finisar * (A)	17,230	512
FleetCor Technologies *	14,700	454
Flir Systems *	2,400	71
Formfactor *	3,300	29
Forrester Research	900	32

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Fortinet * (A)	7,000	$226
Gartner * (A)	19,867	660
Genpact *	1,200	18
Global Payments	500	23
GSI Commerce * (A)	72,033	1,671
Harris	11,700	530
Heartland Payment Systems (A)	13,610	210
Hittite Microwave * (A)	500	31
Hughes Communications *	1,600	65
IAC *	1,300	37
iGate (A)	1,150	23
Informatica * (A)	13,150	579
Integrated Device Technology *	35,350	235
InterDigital (A)	1,000	42
Intermec *	22,503	285
International Rectifier *	1,600	47
Intersil, Cl A	12,050	184
Itron *	6,599	366
Ixia * (A)	12,230	205
j2 Global Communications *	10,930	316
JA Solar Holdings ADR * (A)	40,067	277
Jabil Circuit (A)	54,060	1,086
JDS Uniphase *	31,510	456
L-1 Identity Solutions, Cl 1 * (A)	2,100	25
Lawson Software * (A)	31,119	288
Lender Processing Services	3,500	103
Lexmark International, Cl A *	11,000	383
Limelight Networks *	3,000	17
Linear Technology (A)	3,100	107
Littelfuse	5,868	276
LoopNet * (A)	1,700	19
Loral Space & Communications *	800	61
LSI Logic *	54,040	324
Mantech International, Cl A *	900	37
Measurement Specialties * (A)	2,900	85
Mentor Graphics *	2,400	29
Methode Electronics (A)	15,706	204
Micrel	10,700	139
Micros Systems *	9,987	438
Microsemi * (A)	56,872	1,302
Molex (A)	28,301	643
Monolithic Power Systems * (A)	4,478	74
Monster Worldwide * (A)	7,613	180
Move * (A)	16,207	42
MTS Systems	1,769	66
Multi-Fineline Electronix *	600	16
Nanometrics *	200	3
National Instruments	4,598	173
Netgear *	2,000	67
NetSuite * (A)	1,400	35
NeuStar, Cl A *	1,000	26
Novell *	6,500	39
Novellus Systems *	1,600	52
Omnivision Technologies * (A)	17,090	506
OpenTable * (A)	3,300	233
Parametric Technology * (A)	45,624	1,028
Pegasystems (A)	13,112	480
Photronics *	2,150	13
Plantronics (A)	1,100	41
PMC - Sierra *	121,373	1,043

Description	Shares	Market Value ($ Thousands)

Polycom *	19,790	$771
Power Integrations (A)	7,450	299
Power-One * (A)	35,720	364
Pulse Electronics (A)	19,700	105
Quality Systems (A)	9,607	671
Quest Software *	9,800	272
QuinStreet * (A)	15,700	302
Radisys * (A)	4,300	38
Rambus * (A)	10,800	221
RealD * (A)	10,400	270
RealNetworks *	11,200	47
RealPage * (A)	7,700	238
Red Hat *	1,700	78
Riverbed Technology * (A)	20,830	733
Rofin-Sinar Technologies * (A)	5,550	197
Rovi *	724	45
S1 *	3,900	27
SAIC *	36,700	582
Salesforce.com * (A)	400	53
Sapient	41,176	498
SAVVIS *	1,900	48
Scansource *	3,050	97
Semtech *	3,100	70
Silicon Graphics International * (A)	2,400	22
Silicon Laboratories *	3,350	154
Skyworks Solutions *	27,080	775
SolarWinds * (A)	20,350	392
Solera Holdings	2,200	113
STEC * (A)	11,250	198
SuccessFactors * (A)	20,440	592
SunPower, Cl A * (A)	5,400	70
Supertex * (A)	900	22
Synaptics * (A)	4,350	128
SYNNEX * (A)	1,868	58
Synopsys *	35,339	951
Syntel (A)	14,900	712
Take-Two Interactive Software * (A)	2,400	29
Taleo, Cl A *	3,692	102
Tech Data *	12,650	557
Tekelec *	3,400	41
Tellabs	7,100	48
Teradata *	4,050	167
Teradyne * (A)	28,745	404
Tessera Technologies *	1,900	42
TIBCO Software * (A)	40,810	804
TiVo * (A)	46,624	402
TNS * (A)	13,970	291
Totvs	3,760	383
Trimble Navigation *	5,300	212
Ultimate Software Group * (A)	800	39
Ultra Clean Holdings *	15,345	143
Unisys * (A)	6,123	159
United Online (A)	56,580	373
Valueclick * (A)	3,900	63
VanceInfo Technologies ADR * (A)	7,800	269
Varian Semiconductor Equipment Associates *	5,075	188
Vasco Data Security International *	1,100	9

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Veeco Instruments * (A)	5,550	$238
VeriFone Holdings *	7,800	301
VeriSign	600	20
Viasat * (A)	1,100	49
Virtusa * (A)	1,600	26
Vishay Intertechnology * (A)	56,650	832
Vishay Precision Group *	1,584	30
VistaPrint * (A)	20,095	924
WebMD Health, Cl A *	1,821	93
Western Digital *	15,900	539
Wright Express * (A)	19,970	919
Xyratex *	19,732	322
Zebra Technologies, Cl A *	10,535	400
Zoran *	17,974	158

		58,762

Materials — 6.2%
Airgas	800	50
AK Steel Holding (A)	8,200	134
Albemarle	4,500	251
Alcoa	21,883	337
Allegheny Technologies (A)	8,375	462
Alpha Natural Resources *	11,100	666
AMCOL International (A)	1,500	47
American Vanguard	400	3
Aptargroup	5,021	239
Ashland	2,600	132
Ball	3,200	218
Bemis	9,196	300
Boise	36,400	289
Cabot	5,019	189
Celanese, Ser A	10,713	441
Century Aluminum *	5,100	79
China Green Agriculture * (A)	6,600	59
Clearwater Paper *	400	31
Coeur d’Alene Mines *	3,300	90
Compass Minerals International	1,100	98
Contango ORE *	50	—
Crown Holdings *	4,800	160
Cytec Industries	10,577	561
Domtar (A)	4,100	311
Eagle Materials	1,000	28
Eastman Chemical	7,400	622
Ferro *	2,300	34
FMC (A)	1,800	144
Georgia Gulf * (A)	1,400	34
Glatfelter (A)	1,700	21
Globe Specialty Metals	5,200	89
Golden Star Resources * (A)	4,200	19
Greif, Cl A	1,650	102
H.B. Fuller (A)	8,850	182
Horsehead Holding *	2,100	27
Huntsman	42,085	657
Innophos Holdings (A)	16,879	609
Intrepid Potash * (A)	9,200	343
Kaiser Aluminum (A)	3,900	195
KMG Chemicals (A)	700	12
Koppers Holdings (A)	4,347	156
LSB Industries * (A)	15,250	370
Lubrizol	7,900	844
Methanex	13,470	409
Minerals Technologies	6,114	400

Description	Shares	Market Value ($ Thousands)

Mosaic	400	$31
Nalco Holding	12,200	390
Neenah Paper (A)	6,842	135
NewMarket (A)	892	110
Nucor	11,341	497
Olin	2,950	61
OM Group *	7,957	306
Owens-Illinois *	17,544	539
Packaging Corp of America	24,978	646
PolyOne *	65,365	816
Reliance Steel & Aluminum	5,500	281
Rock-Tenn, Cl A (A)	300	16
Royal Gold (A)	1,350	74
RPM International	900	20
RTI International Metals * (A)	19,968	539
Schnitzer Steel Industries, Cl A	2,850	189
Schulman A (A)	14,172	324
Schweitzer-Mauduit International (A)	5,372	338
Scotts Miracle-Gro, Cl A	1,500	76
Sensient Technologies (A)	6,650	244
Sherwin-Williams	500	42
Silgan Holdings (A)	25,535	914
Solutia * (A)	23,533	543
Spartech * (A)	3,477	33
Steel Dynamics	36,800	674
Stillwater Mining * (A)	16,500	352
STR Holdings * (A)	13,900	278
Temple-Inland	6,500	138
Texas Industries (A)	600	28
Thompson Creek Metals *	4,000	59
Titanium Metals *	400	7
Walter Energy	2,300	294
Westlake Chemical (A)	1,915	83
Worthington Industries (A)	3,400	63
WR Grace * (A)	6,600	232
Zep	400	8

		19,824

Telecommunication Services — 1.8%
Alaska Communications Systems Group (A)	16,620	184
American Tower, Cl A *	1,015	52
Atlantic Telegraph-Network	300	11
CenturyTel	7,800	360
Cincinnati Bell *	4,400	12
Consolidated Communications Holdings (A)	1,600	31
Frontier Communications	5,100	50
General Communication, Cl A *	5,600	71
Global Crossing * (A)	1,400	18
Globalstar * (A)	11,400	17
MetroPCS Communications *	93,554	1,181
Neutral Tandem * (A)	2,400	35
NII Holdings * (A)	46,723	2,087
PAETEC Holding * (A)	6,400	24
Price Communication *	3,800	—
Qwest Communications International	13,400	102
SBA Communications, Cl A *	25,422	1,041
Syniverse Holdings *	1,000	31
tw telecom, Cl A *	2,600	44

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

USA Mobility (A)	20,300	$361

		5,712

Utilities — 3.8%
AGL Resources	29,060	1,042
Alliant Energy	500	18
American States Water (A)	1,700	59
American Water Works	18,196	460
Avista (A)	16,100	363
Black Hills	3,035	91
CH Energy Group (A)	1,800	88
Chesapeake Utilities	6,886	286
Cleco	11,315	348
CMS Energy (A)	39,600	737
Consolidated Edison	5,620	279
Constellation Energy Group	11,000	337
Dynegy, Cl A * (A)	15,000	84
Edison International	9,184	354
El Paso Electric *	4,700	129
Empire District Electric (A)	11,481	255
Energen	2,800	135
GenOn Energy *	54,999	210
Great Plains Energy (A)	56,150	1,089
Hawaiian Electric Industries	12,650	288
Idacorp	3,157	117
ITC Holdings	4,833	300
Laclede Group (A)	2,600	95
MDU Resources Group	30,300	614
MGE Energy	1,600	68
New Jersey Resources	750	32
NiSource (A)	13,400	236
Northeast Utilities	4,000	128
Northwest Natural Gas (A)	1,700	79
NorthWestern	10,440	301
NV Energy	2,100	30
Oneok	600	33
Pepco Holdings	2,200	40
Pinnacle West Capital	5,500	228
PNM Resources (A)	1,700	22
Portland General Electric (A)	71,992	1,562
SCANA	8,535	346
Sempra Energy	1,600	84
South Jersey Industries (A)	2,823	149
Southern Union	600	15
TECO Energy	1,800	32
UGI	4,300	136
UIL Holdings	10,315	309
Westar Energy	5,472	138
Wisconsin Energy	1,900	112
Xcel Energy	18,831	443

		12,301

Total Common Stock (Cost $240,862) ($ Thousands)		315,108

EXCHANGE TRADED FUND — 0.2%
iShares Russell 2000 Value Index Fund	10,245	728

Total Exchange Traded Fund (Cost $734) ($ Thousands)		728

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CLOSED-END FUND — 0.0%
Kayne Anderson Energy Development (A)	800	$14

Total Closed-End Fund (Cost $9) ($ Thousands)		14

AFFILIATED PARTNERSHIP — 37.6%
SEI Liquidity Fund, L.P.,
0.210% ** †† (B)	121,934,431	121,297

Total Affiliated Partnership (Cost $121,934) ($ Thousands)		121,297

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.110%** ††	9,065,202	9,065

Total Cash Equivalent (Cost $9,065) ($ Thousands)		9,065

U.S. TREASURY OBLIGATION (C) (D) — 0.1%
U.S. Treasury Bills
0.175%, 06/30/11	$434	434

Total U.S. Treasury Obligation (Cost $434) ($ Thousands)		434

	Number of Rights
RIGHTS — 0.0%
Celgene	500	3
Indevus Pharmaceuticals	1,900	—
Ligand Pharma
Expires 01/05/12	29,750	—

Total Rights (Cost $3) ($Thousands)		3

Total Investments — 138.6% (Cost $373,041) ($ Thousands) ‡		$446,649

A summary of the open futures contracts held by the Fund at December 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	32	Mar-2011	$22
S&P Mid 400 Index E-MINI	18	Mar-2011	13

			$35

For the period ended December 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $322,293 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at December 31, 2010. The total market value of securities on loan at December 31, 2010 was $118,463 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2010 was $121,297 ($ Thousands).

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

December 31, 2010

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

REIT — Real Estate Investment Trust

Ser — Series

Amounts designated as “—” are $0 or have been rounded to $0.

‡	At December 31, 2010, the tax basis cost of the Fund’s investments was $373,041 ($ Thousands), and the unrealized appreciation and depreciation were $80,900 ($ Thousands) and ($7,292) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$315,108	$—	$—	$315,108
Exchange Traded Fund	728	—	—	728
Closed-End Fund	14	—	—	14
U.S. Treasury Obligation	—	434	—	434
Cash Equivalent	9,065	—	—	9,065
Affiliated Partnership	—	121,297	—	121,297
Rights	3	—	—	3

Total Investments in Securities	$324,918	$121,731	$—	$446,649

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$35	$—	$—	$35

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Mid-Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.3%

Consumer Discretionary — 15.0%
American Eagle Outfitters	46,615	$682
Apollo Group, Cl A *	11,108	439
Autoliv	2,800	221
Bed Bath & Beyond *	3,300	162
Brinker International	2,000	42
Career Education * (A)	6,400	133
CBS, Cl B	3,300	63
Chipotle Mexican Grill, Cl A *	300	64
Coach	7,000	387
Darden Restaurants	14,717	683
DeVry	1,400	67
Dick’s Sporting Goods * (A)	11,987	450
DISH Network, Cl A *	600	12
Dollar Tree *	5,400	303
Expedia (A)	15,391	386
Family Dollar Stores	5,300	264
Federal Mogul, Cl A *	900	19
Fossil *	3,100	219
GameStop, Cl A * (A)	11,815	270
Gap	20,954	464
Gentex (A)	9,751	288
Genuine Parts	3,800	195
Guess?	7,448	352
H&R Block	12,800	152
Harley-Davidson	18,532	642
Harman International Industries *	9,209	426
Hyatt Hotels, Cl A *	12,103	554
International Game Technology (A)	31,327	554
International Speedway, Cl A	1,100	29
Interpublic Group *	109,460	1,162
iRobot *	300	7
J Crew Group * (A)	7,543	325
Liberty Global, Cl A * (A)	500	18
Liberty Media - Interactive, Cl A *	11,300	178
Liberty Media - Starz, Ser A *	2,800	186
Limited Brands	7,600	234
Live Nation *	52,579	600
LKQ *	18,905	430
Macy’s	12,300	311
Marriott International, Cl A (A)	9,180	381
McGraw-Hill	4,300	157
Mohawk Industries *	4,398	250
National CineMedia	42,418	845
Nordstrom	11,284	478
Oxford Industries	1,600	41
Penn National Gaming *	8,310	292
PetSmart	400	16
Phillips-Van Heusen (A)	13,790	869
Polaris Industries (A)	9,108	710
priceline.com *	633	253
Ross Stores	4,700	297
Royal Caribbean Cruises *	300	14
Scientific Games, Cl A *	94,837	945
Signet Jewelers *	500	22
Sinclair Broadcast Group, Cl A	1,500	12
Thor Industries	2,700	92
TJX	2,200	98
TRW Automotive Holdings *	5,400	284

Description	Shares	Market Value ($ Thousands)

Tupperware Brands	2,600	$124
VF	1,800	155
WABCO Holdings *	7,369	449
Warnaco Group *	200	11
Whirlpool (A)	900	80
WMS Industries *	10,428	472
Wyndham Worldwide	1,300	39

		19,359

Consumer Staples — 4.0%
Avon Products	500	15
ConAgra Foods	32,521	734
Constellation Brands, Cl A *	29,669	657
Corn Products International	1,900	87
Dean Foods *	12,300	109
Del Monte Foods	28,883	543
Dr Pepper Snapple Group	2,500	88
Herbalife	2,300	157
HJ Heinz	2,000	99
Hormel Foods	2,400	123
JM Smucker	1,300	85
Kroger	30,485	682
Lorillard	2,300	189
Mead Johnson Nutrition, Cl A	1,000	62
Molson Coors Brewing, Cl B	18,034	905
Ralcorp Holdings *	3,100	202
Sara Lee	9,600	168
Smithfield Foods *	5,800	120
Tyson Foods, Cl A	7,200	124

		5,149

Energy — 7.5%
Brigham Exploration *	4,210	115
Chesapeake Energy	1,800	47
Cimarex Energy	1,700	150
Concho Resources *	6,144	539
Continental Resources * (A)	4,500	265
El Paso	16,800	231
Equities (A)	13,272	595
Frontier Oil	8,800	158
Helmerich & Payne	4,100	199
Hess	1,500	115
Holly (A)	2,400	98
Marathon Oil	4,000	148
McDermott International *	11,000	228
Murphy Oil	8,811	657
Nabors Industries *	34,152	801
Newfield Exploration *	11,461	826
Noble Energy	600	52
Oil States International *	2,700	173
Pioneer Natural Resources (A)	7,048	612
QEP Resources	11,401	414
Range Resources	25,228	1,135
RPC (A)	2,100	38
SEACOR Holdings	1,600	162
Spectra Energy (A)	25,683	642
Sunoco	1,800	72
Unit *	1,300	60
Valero Energy	16,400	379
Weatherford International *	13,600	310
Whiting Petroleum *	4,334	508

		9,729

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Mid-Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Financials — 14.3%
Allied World Assurance Holdings (A)	6,884	$409
Allstate	3,200	102
American Financial Group	4,700	152
American National Insurance	500	43
Ameriprise Financial	15,318	882
Annaly Capital Management † (A)	7,400	133
Assurant	5,300	204
Banco Latinoamericano de Exportaciones, Cl E	700	13
Bancorp Rhode Island	1,300	38
BOK Financial (A)	3,300	176
Boston Properties †	6,778	584
Brandywine Realty Trust †	2,500	29
CB Richard Ellis Group, Cl A * (A)	17,456	357
Chatham Lodging Trust †	700	12
Chimera Investment †	7,800	32
CIT Group *	2,600	122
Comerica	16,358	691
CommonWealth REIT †	7,150	182
Community Trust Bancorp	300	9
Discover Financial Services	2,000	37
Duke Realty †	6,000	75
East West Bancorp	2,500	49
Endurance Specialty Holdings	13,417	618
Equity Residential †	200	10
Erie Indemnity, Cl A	600	39
Federated Investors, Cl B (A)	27,127	710
Fifth Third Bancorp	57,267	841
First Citizens BancShares, Cl A	100	19
Fulton Financial	10,000	103
Global Indemnity, Cl A *	400	8
Hanover Insurance Group (A)	6,980	326
HCP †	2,800	103
Hospitality Properties Trust †	4,300	99
Host Hotels & Resorts †	38,924	696
Hudson City Bancorp	6,300	80
Huntington Bancshares	23,300	160
Jones Lang LaSalle	3,000	252
Keycorp	16,600	147
Kimco Realty †	2,900	52
Lakeland Financial	500	11
Lazard, Cl A	1,400	55
Liberty Property Trust † (A)	27,152	867
Lincoln National	3,200	89
Mack-Cali Realty †	6,000	198
Maiden Holdings	1,100	9
Marshall & Ilsley	10,200	71
MFA Financial †	10,100	82
NASDAQ OMX Group *	600	14
NYSE Euronext	900	27
OneBeacon Insurance Group, Cl A	3,100	47
PartnerRe	7,573	608
People’s United Financial	49,983	700
Piedmont Office Realty Trust, Cl A †	4,400	89
ProAssurance *	10,260	622
Raymond James Financial	14,804	484
Rayonier †	2,600	137

Description	Shares	Market Value ($ Thousands)

Reinsurance Group of America, Cl A	14,083	$756
RenaissanceRe Holdings	100	6
Resource Capital † (A)	6,600	49
Senior Housing Properties Trust †	8,500	186
SLM *	20,300	256
SunTrust Banks	6,100	180
Symetra Financial	6,900	95
Synovus Financial (A)	206,950	546
T. Rowe Price Group	600	39
TCF Financial (A)	32,592	483
Transatlantic Holdings	2,400	124
Unitrin	2,200	54
Unum Group	36,414	882
Vornado Realty Trust †	1,135	95
Waddell & Reed Financial, Cl A	3,300	116
Washington Federal	9,400	159
WesBanco	3,500	66
White Mountains Insurance Group	100	34
Willis Group Holdings	18,421	638
Winthrop Realty Trust †	6,900	88
Zions Bancorporation (A)	35,963	871

		18,427

Health Care — 10.2%
Acorda Therapeutics *	21,285	580
Aetna	5,200	159
Agilent Technologies *	4,600	191
AmerisourceBergen	19,384	661
Auxilium Pharmaceuticals * (A)	21,278	449
Becton Dickinson	700	59
Biogen Idec *	300	20
Bruker BioSciences * (A)	4,100	68
C.R. Bard	1,800	165
CareFusion *	7,300	188
Cigna	1,300	48
Cooper (A)	6,516	367
Coventry Health Care *	6,200	164
Covidien	1,900	87
Dentsply International	7,450	255
Endo Pharmaceuticals Holdings *	3,600	129
Forest Laboratories *	16,881	540
Gen-Probe *	6,498	379
Health Net *	5,900	161
Henry Schein *	11,312	695
Hill-Rom Holdings	1,500	59
Hologic *	35,779	673
Humana *	4,100	224
Impax Laboratories *	300	6
Intuitive Surgical * (A)	1,000	258
Life Technologies *	6,100	338
Lincare Holdings (A)	11,453	307
Medco Health Solutions *	200	12
Mettler Toledo International *	700	106
Mylan Laboratories *	24,775	524
Onyx Pharmaceuticals *	16,400	605
PerkinElmer	15,630	404
Perrigo (A)	7,284	461
Quest Diagnostics	10,437	563
Shire ADR	15,218	1,101
Sirona Dental Systems *	600	25

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Mid-Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

St. Jude Medical *	900	$38
SXC Health Solutions *	5,900	253
United Therapeutics *	1,400	88
Valeant Pharmaceuticals International	26,522	750
Vertex Pharmaceuticals * (A)	10,438	366
Warner Chilcott, Cl A	16,635	375
Waters *	3,800	295

		13,196

Industrials — 14.1%
Amerco *	300	29
Ametek	5,250	206
Armstrong World Industries	1,000	43
Avery Dennison	20,346	861
Chicago Bridge & Iron *	3,700	122
Cintas	28,057	784
Cooper Industries, Cl A	4,500	262
Copart *	2,800	105
Crane	1,700	70
Cummins	2,200	242
Delta Air Lines *	14,200	179
Dover	16,547	967
DXP Enterprises *	800	19
Eaton	3,900	396
Equifax	600	21
Flowserve	5,130	612
Fluor (A)	10,884	721
Gardner Denver	11,508	792
Hertz Global Holdings * (A)	39,856	577
IHS, Cl A *	7,192	578
Ingersoll-Rand (A)	9,029	425
ITT (A)	14,373	749
Joy Global	400	35
KBR	3,700	113
Kennametal	11,574	457
L-3 Communications Holdings	1,400	99
M&F Worldwide *	500	12
Manpower	11,751	738
Masco	35,747	453
Navistar International *	7,843	454
Norfolk Southern	600	38
Northrop Grumman	500	33
Oshkosh Truck *	7,281	257
Parker Hannifin	4,200	362
Pentair	200	7
Pitney Bowes (A)	25,805	624
Raytheon	2,100	97
Regal-Beloit	3,960	264
Republic Services	7,200	215
Rockwell Automation	3,800	273
Roper Industries	1,600	122
RR Donnelley & Sons	7,100	124
Spirit Aerosystems Holdings, Cl A *	24,425	508
Teleflex (A)	11,639	626
Thomas & Betts *	7,818	378
Timken	15,628	746
Toro	900	55
Towers Watson, Cl A	11,391	593
URS *	12,005	499
UTI Worldwide	15,676	332

Description	Shares	Market Value ($ Thousands)

WESCO International *	12,082	$638
WW Grainger (A)	1,800	249

		18,161

Information Technology — 14.5%
Acme Packet *	400	21
Activision Blizzard	51,118	636
Adobe Systems *	18,672	575
Akamai Technologies *	4,800	226
Alliance Data Systems * (A)	13,974	993
Amdocs *	3,000	82
Analog Devices	19,704	742
Atmel *	18,200	224
Autodesk *	7,800	298
Avago Technologies	7,400	211
Avnet *	5,900	195
AVX	3,100	48
Booz Allen Hamilton Holding, Cl A * (A)	12,597	245
Brightpoint *	2,000	17
Broadcom, Cl A	1,600	70
Brocade Communications Systems *	114,418	605
CA	2,200	54
Citrix Systems *	1,400	96
Cognizant Technology Solutions, Cl A *	2,875	211
Computer Sciences	4,800	238
Diebold (A)	11,247	361
Dolby Laboratories, Cl A *	6,610	441
EchoStar, Cl A *	2,800	70
F5 Networks *	1,900	248
Factset Research Systems (A)	2,000	187
Fiserv *	500	29
FleetCor Technologies *	13,113	405
Gartner *	15,214	505
GSI Commerce * (A)	60,446	1,402
Harris	6,000	272
IAC *	1,300	37
Ingram Micro, Cl A *	5,900	113
Intuit *	7,100	350
Itron *	800	44
JA Solar Holdings ADR * (A)	35,844	248
Lam Research *	6,000	311
Lexmark International, Cl A *	500	17
Marvell Technology Group *	43,919	815
Micros Systems *	8,129	356
Microsemi *	44,490	1,019
Molex (A)	31,488	715
Monster Worldwide * (A)	5,381	127
National Instruments	1,200	45
Novellus Systems *	1,600	52
PMC - Sierra *	100,519	863
Red Hat *	4,000	183
SAIC *	4,900	78
Seagate Technology *	4,200	63
Synopsys *	38,037	1,024
Teradata *	2,600	107
Teradyne * (A)	23,110	324
Tivo * (A)	30,574	264
Trimble Navigation *	2,300	92
VistaPrint * (A)	12,585	579

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Mid-Cap Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Wright Express *	16,917	$778
Xerox	29,200	336
Zebra Technologies, Cl A *	2,600	99

		18,746

Materials — 5.9%
Albemarle	2,400	134
Alcoa (A)	37,924	584
Allegheny Technologies (A)	12,179	672
Aptargroup	500	24
Ashland	1,200	61
Ball	1,100	75
Bemis (A)	13,373	436
Cabot	2,600	98
Celanese, Ser A	18,234	751
CF Industries Holdings	900	122
Ecolab (A)	15,012	757
Huntsman	32,314	504
International Flavors & Fragrances	3,700	206
International Paper	10,000	272
Lubrizol	2,200	235
MeadWestvaco	4,700	123
Nalco Holding	3,800	121
Nucor	16,494	723
Owens-Illinois *	23,187	712
Packaging Corp of America	22,213	574
Schnitzer Steel Industries, Cl A	1,600	106
Solutia *	12,210	282
Steel Dynamics	1,800	33

		7,605

Telecommunication Services — 2.7%
AboveNet (A)	800	47
American Tower, Cl A *	1,100	57
Crown Castle International *	1,500	66
MetroPCS Communications * (A)	48,757	616
NII Holdings *	36,324	1,622
SBA Communications, Cl A *	23,114	946
Telephone & Data Systems	400	15
USA Mobility	2,900	51

		3,420

Utilities — 5.1%
AES *	13,700	167
AGL Resources	21,571	773
Alliant Energy	2,700	99
Ameren	1,500	42
American Water Works	31,193	789
Atmos Energy	4,600	143
Consolidated Edison	8,182	406
Constellation Energy Group	7,400	227
DPL	3,900	100
DTE Energy	2,600	118
Duke Energy	1,900	34
Edison International	13,371	516
Energen	2,400	116
Entergy	1,700	120
Great Plains Energy	33,423	648
NiSource	2,600	46
Northeast Utilities	800	26
NV Energy	3,500	49
Oneok	1,400	78

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)

Portland General Electric	23,833	$517
PPL	6,400	169
SCANA	14,727	598
Sempra Energy	1,000	52
Southern Union	4,200	101
TECO Energy	900	16
Xcel Energy	27,386	645

		6,595

Total Common Stock (Cost $103,079) ($ Thousands)		120,387

AFFILIATED PARTNERSHIP — 15.9%
SEI Liquidity Fund, L.P.,
0.210% ** †† (B)	20,868,274	20,507

Total Affiliated Partnership (Cost $20,868) ($ Thousands)		20,507

CASH EQUIVALENT — 6.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.110%** ††	8,925,974	8,926

Total Cash Equivalent (Cost $8,926) ($ Thousands)		8,926

U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bills 0.176%, 06/30/11 (C) (D)	$527	527

Total U.S. Treasury Obligation (Cost $527) ($ Thousands)		527

Total Investments — 116.5% (Cost $133,400) ($ Thousands) ‡		$150,347

A summary of the open futures contracts held by the Fund at December 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Mid 400 Index E-MINI	82	Mar-2011	$29

For the period ended December 31, 2010, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $129,023 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2010.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at December 31, 2010. The total market value of securities on loan at December 31, 2010 was $20,278 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2010 was $20,507 ($ Thousands).
(C)	The rate reported is the effective yield at the time of purchase.
(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

REIT — Real Estate Investment Trust

Ser — Series

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Mid-Cap Fund

December 31, 2010

‡	At December 31, 2010, the tax basis cost of the Fund’s investments was $133,400 ($ Thousands), and the unrealized appreciation and depreciation were $19,977 ($ Thousands) and ($3,030) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$120,387	$—	$—	$120,387
U.S. Treasury Obligation	—	527	—	527
Cash Equivalent	8,926	—	—	8,926
Affiliated Partnership	—	20,507	—	20,507

Total Investments in Securities	$129,313	$21,034	$—	$150,347

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$29	$—	$—	$29

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.7%

Consumer Discretionary — 5.3%
Advance Auto Parts	13,800	$913
Canadian Tire, Cl A	14,200	971
Carter’s *	26,800	791
Choice Hotels International	22,000	842
Cinemark Holdings	46,300	798
DeVry	7,200	346
DIRECTV, Cl A *	25,400	1,014
Discovery Communications, Cl A *	23,900	997
DreamWorks Animation SKG, Cl A *	27,700	816
Family Dollar Stores	45,900	2,282
GameStop, Cl A *	42,500	972
Gap	63,600	1,408
Genuine Parts	11,700	601
Gildan Activewear	11,100	316
H&R Block	132,500	1,578
Hillenbrand	67,900	1,413
Home Depot	36,700	1,287
ITT Educational Services *	13,400	853
Panera Bread, Cl A *	8,800	890
priceline.com *	9,062	3,621
Regal Entertainment Group, Cl A	37,600	441
Shaw Communications, Cl B	43,900	939
Strayer Education	4,400	670

		24,759

Consumer Staples — 18.0%
Altria Group	150,611	3,708
Archer-Daniels-Midland	30,100	905
Brown-Forman, Cl B	55,751	3,881
Casey’s General Stores	32,200	1,369
Church & Dwight	13,700	945
Clorox	7,500	475
Coca-Cola Enterprises	77,500	1,940
ConAgra Foods	107,200	2,421
CVS Caremark	82,600	2,872
Flowers Foods	84,429	2,272
Fresh Del Monte Produce	31,800	793
General Mills	29,100	1,036
Hansen Natural *	64,435	3,369
Hershey	99,844	4,708
Hormel Foods	141,398	7,248
Kellogg	16,600	848
Kimberly-Clark	62,971	3,970
Kroger	126,700	2,833
Lorillard	84,192	6,909
McCormick	82,415	3,835
Metro, Cl A	37,800	1,711
Molson Coors Brewing, Cl B	19,700	989
Nash Finch	13,900	591
Philip Morris International	62,889	3,681
Ralcorp Holdings *	13,900	904
Reynolds American	141,866	4,627
Ruddick	21,700	799
Safeway	114,000	2,564
Sanderson Farms	15,800	618
SYSCO	127,185	3,739
Walgreen	97,900	3,814

Description	Shares	Market Value ($ Thousands)

Wal-Mart Stores	69,400	$3,743

		84,117

Energy — 3.7%
Berry Petroleum, Cl A	16,400	717
Chevron	53,200	4,855
ConocoPhillips	29,000	1,975
Dresser-Rand Group *	15,300	652
Enbridge	18,200	1,026
Exxon Mobil	57,400	4,197
Imperial Oil	13,500	547
PetroHawk Energy *	50,100	914
Range Resources	17,700	796
SEACOR Holdings	7,700	778
TransCanada	29,200	1,111

		17,568

Financials — 12.9%
Allied World Assurance Holdings	31,656	1,882
American Campus Communities †	25,800	819
Arch Capital Group *	27,428	2,415
Aspen Insurance Holdings	9,533	273
Bank of Hawaii	81,833	3,863
BOK Financial	15,311	818
Brown & Brown	30,300	725
Canadian Imperial Bank of Commerce	11,100	870
Capitol Federal Financial	58,177	693
Chubb	52,400	3,125
Commerce Bancshares	116,650	4,635
Corporate Office Properties Trust †	24,100	842
Cullen/Frost Bankers	64,444	3,939
East West Bancorp	33,823	661
Endurance Specialty Holdings	22,294	1,027
Erie Indemnity, Cl A	14,200	930
Essex Property Trust †	8,000	914
Everest Re Group	15,400	1,306
Federated Investors, Cl B	35,400	926
First Citizens BancShares, Cl A	7,126	1,347
Fulton Financial	67,100	694
Hanover Insurance Group	28,900	1,350
Health Care †	15,000	715
Home Properties †	15,200	843
Hudson City Bancorp	79,600	1,014
MFA Financial †	199,200	1,626
Moody’s	12,000	319
NASDAQ OMX Group *	26,200	621
National Bank of Canada	12,700	871
New York Community Bancorp	56,984	1,074
PartnerRe	18,173	1,460
Prosperity Bancshares	24,500	962
Public Storage †	4,100	416
Rayonier †	17,100	898
Realty Income †	26,100	893
RenaissanceRe Holdings	43,848	2,793
Senior Housing Properties Trust †	40,700	893
Tanger Factory Outlet Centers †	17,200	880
TFS Financial	104,300	941
Tower Group	29,900	765
Transatlantic Holdings	17,300	893
Travelers	55,300	3,081
Validus Holdings	53,800	1,647

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Valley National Bancorp	42,100	$602
Washington Real Estate Investment Trust †	12,400	384
WR Berkley	63,900	1,749

		60,394

Health Care — 22.3%
Abbott Laboratories	163,822	7,849
Aetna	64,900	1,980
Alexion Pharmaceuticals *	37,161	2,993
AmerisourceBergen	183,912	6,275
Amgen *	117,055	6,426
Baxter International	18,000	911
Beckman Coulter	31,900	2,400
Becton Dickinson	64,673	5,466
Biogen Idec *	104,513	7,008
C.R. Bard	51,159	4,695
Cardinal Health	158,041	6,055
Celgene *	14,589	863
Cephalon *	27,500	1,697
Cooper	7,600	428
Edwards Lifesciences *	14,000	1,132
Eli Lilly	174,351	6,109
Emergency Medical Services, Cl A *	8,800	569
Endo Pharmaceuticals Holdings *	46,300	1,654
Forest Laboratories *	115,572	3,696
Genzyme *	14,200	1,011
Gilead Sciences *	51,600	1,870
Health Net *	22,200	606
Henry Schein *	23,226	1,426
Hill-Rom Holdings	7,331	289
Johnson & Johnson	34,200	2,115
LifePoint Hospitals *	30,100	1,106
Magellan Health Services *	19,300	912
McKesson	95,328	6,709
Medtronic	52,100	1,932
Merck	60,900	2,195
Myriad Genetics *	38,700	884
Owens & Minor	28,400	836
Par Pharmaceutical *	24,300	936
Patterson	30,300	928
Pfizer	53,700	940
SXC Health Solutions *	60,948	2,612
Techne	60,454	3,970
United Therapeutics *	14,000	885
UnitedHealth Group	58,500	2,112
WellPoint *	34,500	1,962

		104,442

Industrials — 5.0%
Alliant Techsystems	11,500	856
C.H. Robinson Worldwide	13,400	1,075
Clarcor	14,400	617
FTI Consulting *	27,800	1,037
Gardner Denver	5,000	344
ITT	27,900	1,454
KBR	32,100	978
L-3 Communications Holdings	32,300	2,277
Landstar System	21,700	888
Lennox International	19,600	927
Lincoln Electric Holdings	13,800	901
Lockheed Martin	37,600	2,628

Description	Shares	Market Value ($ Thousands)

Northrop Grumman	41,600	$2,695
Raytheon	68,500	3,174
Rollins	47,850	945
Unifirst	13,700	754
United Continental Holdings *	43,919	1,046
Woodward Governor	17,300	650

		23,246

Information Technology — 10.0%
Activision Blizzard	84,200	1,047
Adtran	25,900	938
Amdocs *	26,059	716
Analog Devices	54,434	2,050
CGI Group, Cl A *	36,400	628
Cisco Systems *	57,900	1,171
Cognizant Technology Solutions, Cl A *	54,458	3,991
Coherent *	22,800	1,029
Computer Sciences	67,199	3,333
Diebold	17,400	558
Global Payments	16,200	749
Harris	56,500	2,560
Hewlett-Packard	68,400	2,879
IAC *	20,200	580
Ingram Micro, Cl A *	47,700	911
Intel	57,800	1,216
International Business Machines	7,400	1,086
Microsoft	148,600	4,149
National Semiconductor	65,400	900
NeuStar, Cl A *	14,600	380
SAIC *	194,500	3,085
Tech Data *	30,369	1,337
Texas Instruments	184,972	6,012
Tyco Electronics	28,000	991
WebMD Health, Cl A *	72,649	3,709
Zebra Technologies, Cl A *	22,400	851

		46,856

Materials — 2.8%
Aptargroup	18,800	894
Ball	18,200	1,239
Compass Minerals International	10,300	920
Greif, Cl A	11,800	730
Intrepid Potash *	26,900	1,003
Newmont Mining	61,000	3,747
Scotts Miracle-Gro, Cl A	23,100	1,173
Sealed Air	58,800	1,497
Silgan Holdings	24,800	888
Sonoco Products	26,000	875

		12,966

Telecommunication Services — 2.5%
AT&T	146,500	4,304
BCE	55,700	1,975
MetroPCS Communications *	72,900	921
NTT DoCoMo ADR	73,700	1,284
SBA Communications, Cl A *	23,600	966
SK Telecom ADR	64,700	1,205
Verizon Communications	35,000	1,253

		11,908

Utilities — 12.2%
AGL Resources	22,900	821
Alliant Energy	48,000	1,765

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

December 31, 2010

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Ameren	44,700	$1,260
American Electric Power	36,700	1,320
American Water Works	36,800	931
Atmos Energy	96,100	2,998
Avista	40,900	921
Cia de Saneamento Basico do Estado de Sao Paulo ADR	17,100	904
Consolidated Edison	38,300	1,898
DPL	112,573	2,894
DTE Energy	66,039	2,993
Duke Energy	19,400	346
Edison International	25,900	1,000
El Paso Electric *	49,800	1,371
Energen	8,100	391
Entergy	23,300	1,650
Great Plains Energy	76,800	1,489
Hawaiian Electric Industries	37,000	843
Idacorp	22,500	832
Integrys Energy Group	44,687	2,168
ITC Holdings	4,351	270
Nicor	44,220	2,207
NSTAR	102,908	4,342
OGE Energy	19,900	906
Pepco Holdings	48,000	876
PG&E	38,000	1,818
Piedmont Natural Gas	28,200	789
Portland General Electric	61,800	1,341
Public Service Enterprise Group	45,400	1,444
SCANA	72,204	2,931
TECO Energy	25,900	461
UGI	150,084	4,740
Vectren	31,200	792
WGL Holdings	21,800	780
Wisconsin Energy	76,024	4,475

		56,967

Total Common Stock (Cost $382,114) ($ Thousands)		443,223

CASH EQUIVALENT — 5.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.100%** ††	23,999,042	23,999

Total Cash Equivalent (Cost $23,999) ($ Thousands)		23,999

U.S. TREASURY OBLIGATION (A) (B) — 0.2%
U.S. Treasury Bills
0.185%, 06/30/11	$1,071	1,069

Total U.S. Treasury Obligation (Cost $1,070) ($ Thousands)		1,069

Total Investments — 100.0% (Cost $407,183) ($ Thousands) ‡		$468,291

A summary of the open futures contracts held by the Fund at December 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	233	Mar-2011	$86

For the period ended December 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on Net Assets of $468,061 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

‡	At December 31, 2010, the tax basis cost of the Fund’s investments was $407,183 ($ Thousands), and the unrealized appreciation and depreciation were $66,287 ($ Thousands) and ($5,179) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$443,223	$—	$—	$443,223
Cash Equivalent	23,999	—	—	23,999
U.S. Treasury Obligation	—	1,069	—	1,069

Total Investments in Securities	$467,222	$1,069	$—	$468,291

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$86	$—	$—	$86

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 87.0%

Australia — 7.4%
AGL Energy	83,821	$1,309
Amcor	88,659	613
ARB	28,952	218
CFS Retail Property Trust †	866,612	1,563
Coal & Allied Industries	10,711	1,317
Coca-Cola Amatil	230,220	2,563
Cochlear	4,686	386
CSL	132,626	4,934
Decmil Group *	77,458	212
Foster’s Group	201,892	1,175
Gujarat NRE Coking Coal *	24,727	20
McPherson’s	16,139	52
Metcash	835,840	3,522
Origin Energy	56,795	970
OrotonGroup	6,656	59
RHG *	89,178	88
SP AusNet, Cl Miscellaneous	736,068	656
Specialty Fashion Group	19,378	22
TABCORP Holdings	618,510	4,508
Tatts Group	1,511,616	3,998
Thorn Group	39,896	81
Woolworths	26,780	740

		29,006

Belgium — 2.6%
Belgacom	41,885	1,412
Cofinimmo †	697	91
Colruyt	74,475	3,802
Delhaize Group	15,625	1,158
Intervest Offices †	868	28
Mobistar	56,796	3,696

		10,187

Bermuda — 0.0%
Transport International Holdings	14,000	46
Validus Holdings	3,100	95

		141

Canada — 8.8%
Alimentation Couche Tard, Cl B	77,100	2,100
BCE	45,300	1,606
Brookfield Properties	32,500	574
Canadian National Railway	15,507	1,036
Canadian Tire, Cl A	4,278	293
Canadian Utilities, Cl A	15,721	861
Cash Store Financial Services	8,600	133
Centerra Gold	27,800	555
CGI Group, Cl A *	142,400	2,465
Empire, Cl A	50,530	2,839
Fairfax Financial Holdings	1,000	411
Fortis	24,454	836
Genworth MI Canada	7,091	197
George Weston	26,140	2,215
Intact Financial (A)	8,200	420
Laurentian Bank of Canada	4,800	232
Loblaw	40,515	1,646
Manitoba Telecom Services	12,334	354
Metro, Cl A	88,068	4,006
National Bank of Canada	12,513	863
Northgate Minerals *	16,100	52
Premium Brands Holdings	3,600	51

Description	Shares	Market Value ($ Thousands)

Provident Energy Trust	11,764	$94
Rogers Communications, Cl B	116,752	4,066
Saputo	119,687	4,767
Sears Canada	4,500	87
SEMAFO *	6,600	71
TELUS, Cl A	16,100	701
TMX Group	14,010	521
Yellow Media *	58,394	364

		34,416

Cayman Islands — 0.0%
Pacific Textile Holdings	21,000	14

China — 0.0%
China Minzhong Food *	61,000	65

Denmark — 2.0%
Coloplast, Cl B (D)	25,646	3,499
H Lundbeck (D)	30,428	582
Novo Nordisk, Cl B (D)	31,269	3,538

		7,619

Finland — 0.7%
Kesko, Cl B (D)	2,665	125
Oriola-KD	4,851	21
Orion, Cl B (D)	93,493	2,055
Tietoenator (D)	23,696	450

		2,651

France — 1.3%
Boiron	6,078	232
Bonduelle S.C.A.	533	51
Canal +	5,268	36
France Telecom	25,217	527
PagesJaunes Groupe	25,239	230
Sanofi-Aventis	16,432	1,055
Sartorius Stedim Biotech	889	45
Societe BIC	34,670	2,992

		5,168

Germany — 1.1%
Deutsche Telekom (D)	93,134	1,205
Fresenius (D)	3,150	265
Fresenius Medical Care (D)	21,287	1,229
Hornbach Holding	217	29
Suedzucker (D)	53,154	1,425
XING *	910	44

		4,197

Greece — 0.0%
Public Power	9,176	132

Guernsey — 0.1%
Resolution	111,940	410

Hong Kong — 4.2%
Cathay Pacific Airways	306,000	844
Cheung Kong Infrastructure Holdings	118,000	540
CLP Holdings	491,000	3,985
HongKong Electric Holdings	737,000	4,646
Link †	1,589,500	4,938

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

NAM TAI Electronics	10,190	$65
PCCW	1,156,000	512
Yue Yuen Industrial Holdings	206,000	741

		16,271

Ireland — 0.0%
Kerry Group, Cl A	2,259	76

Israel — 0.7%
Check Point Software Technologies *	34,434	1,593
El Al Israel Airlines * (D)	65,866	31
Frutarom Industries (D)	9,172	97
Orbotech *	8,283	108
RADVision *	3,282	29
Shamir Optical Industry	2,240	31
Teva Pharmaceutical Industries (D)	18,991	990

		2,879

Italy — 1.9%
CSP International Fashion Group (D)	6,238	9
DiaSorin (D)	7,633	330
Parmalat (D)	516,950	1,423
Recordati (D)	11,386	108
Reply (D)	1,356	36
Snam Rete Gas (D)	804,768	4,023
Terna Rete Elettrica Nazionale (D)	307,052	1,303

		7,232

Japan — 23.0%
77 Bank (D)	26,000	137
ABC-Mart (D)	19,300	688
Ajis (D)	1,300	21
Alfresa Holdings (D)	4,500	200
Amiyaki Tei (D)	13	41
Asahi Breweries (D)	57,700	1,115
Asahi Kasei (D)	250,000	1,628
BML (D)	2,800	78
Central Japan Railway (D)	452	3,783
Chubu Electric Power (D)	187,300	4,603
Circle K Sunkus (D)	9,600	154
Cleanup (D)	3,600	25
Coca-Cola Central Japan (D)	18,800	251
Dena (D)	87,400	3,134
Duskin (D)	2,500	47
Dydo Drinco (D)	4,300	165
Electric Power Development (D)	12,700	398
Faith (D)	242	29
FamilyMart (D)	69,600	2,621
Fuji Heavy Industries (D)	342,000	2,640
Fuji Oil (D)	86,800	1,266
Fuji Soft (D)	4,700	81
Hachijuni Bank (D)	62,000	346
Haruyama Trading (D)	2,000	11
Hazama (D)	14,000	12
Hiday Hidaka (D)	3,100	54
Hokkaido Electric Power (D)	6,900	141
Hokuriku Electric Power (D)	11,500	283
Idemitsu Kosan (D)	34,600	3,670
Infocom (D)	195	293
Ito En (D)	48,600	808
Itochu Techno-Solutions (D)	3,900	146
Itochu-Shokuhin (D)	2,700	95

Description	Shares	Market Value ($ Thousands)

Iyo Bank (D)	38,000	$303
Japan Retail Fund Investment, Cl A † (D)	84	161
Kaken Pharmaceutical (D)	13,000	158
Kamigumi (D)	150,000	1,257
Kansai Electric Power (D)	111,700	2,757
Kansai Paint (D)	34,000	328
KDDI (D)	99	571
Keihin Electric Express Railway (D)	128,000	1,130
Kewpie (D)	103,700	1,315
Kobayashi Pharmaceutical (D)	28,500	1,324
Koito Manufacturing (D)	55,000	856
Kojima (D)	6,600	38
Kokuyo (D)	20,000	173
Komatsu Seiren (D)	5,000	21
Kose (D)	4,100	106
Kyushu Electric Power (D)	117,700	2,638
Lawson (D)	64,300	3,178
Lion (D)	185,000	1,009
Marudai Food (D)	82,000	268
Maruzen Showa Unyu (D)	7,000	23
Matsuya Foods (D)	1,600	27
McDonald’s Holdings Japan (D)	36,300	910
MEIJI Holdings (D)	11,900	538
Mikuni Coca-Cola Bottling (D)	11,800	107
Miraca Holdings (D)	24,500	984
Mitsubishi UFJ Lease & Finance (D)	11,450	452
Morinaga Milk Industry (D)	83,025	352
NEC Mobiling (D)	1,700	50
Nichirei (D)	48,000	221
Nichireki (D)	5,000	19
Nihon Shokuhin Kako (D)	2,000	10
Nippon Express (D)	35,000	157
Nippon Telegraph & Telephone (D)	28,100	1,281
Nishi-Nippon City Bank (D)	20,000	61
Nisshin Seifun Group (D)	45,000	570
Nissin Food Products (D)	4,300	154
Nitori Holdings (D)	18,150	1,588
Noevir	4,800	58
NTT DoCoMo (D)	2,777	4,842
Ohsho Food Service (D)	3,400	78
Okumura (D)	68,000	259
Oracle Japan (D)	27,100	1,330
Oriental Land (D)	40,600	3,759
Osaka Gas (D)	83,000	322
Prima Meat Packers (D)	114,000	128
Rinnai (D)	5,900	360
Rock Field (D)	3,300	52
Ryoshoku (D)	3,000	67
Saizeriya (D)	22,600	457
Sankyo (D)	9,100	513
Santen Pharmaceutical (D)	17,600	611
Sapporo Hokuyo Holdings (D)	42,700	200
Sega Sammy Holdings (D)	120,500	2,288
Sekisui Chemical (D)	87,000	623
Shikoku Electric Power (D)	25,900	761
Shizuoka Gas (D)	46,500	278
Sogo Medical (D)	1,600	51
Studio Alice (D)	8,900	84
Sumitomo Rubber Industries (D)	79,500	828
Suzuken (D)	39,600	1,209
Takeda Pharmaceutical (D)	88,600	4,357

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Toho Gas (D)	296,000	$1,479
Tokyo Electric Power (D)	56,400	1,377
Tokyo Gas (D)	937,000	4,154
TonenGeneral Sekiyu (D)	48,000	525
Torii Pharmaceutical (D)	3,200	69
Toyo Suisan Kaisha (D)	11,000	245
Trancom (D)	1,300	24
Unicharm (D)	40,600	1,614
USS (D)	7,040	575
Wacoal Holdings (D)	10,000	143
West Japan Railway (D)	287	1,072
Yamato Holdings (D)	34,500	490
Yamazaki Baking (D)	57,000	687

		90,028

Luxembourg — 0.1%
Millicom International Cellular (D)	5,983	575

Netherlands — 1.0%
Koninklijke Ahold	97,235	1,288
Royal Dutch Shell, Cl A	41,098	1,364
Royal KPN	71,768	1,051
Teleplan International	26,363	87
Unilever	880	28

		3,818

New Zealand — 0.1%
Fisher & Paykel Healthcare	25,981	63
Restaurant Brands New Zealand	21,157	44
Sky City Entertainment Group	28,562	72
Telecom Corp of New Zealand	87,849	149

		328

Portugal — 0.1%
Portucel Empresa Produtora de Pasta e Papel	64,394	197
Semapa-Sociedade de Investimento e Gestao	4,600	51

		248

Singapore — 0.1%
Broadway Industrial Group	110,000	93
MobileOne	107,000	196

		289

Spain — 0.9%
Amadeus IT Holding, Cl A * (D)	18,660	394
Ebro Foods (D)	60,693	1,293
Telefonica (D)	73,939	1,695
Viscofan (D)	8,161	310

		3,692

Sweden — 0.8%
Axfood (D)	32,891	1,231
Betsson (D)	14,733	256
Loomis, Cl B (D)	5,690	86
Swedish Match (D)	47,339	1,372

		2,945

Switzerland — 1.8%
Alcon	1,093	178
Bell Holding	13	25
Bossard Holding	293	34
Emmi (D)	489	110
LifeWatch * (D)	199	2

Description	Shares	Market Value ($ Thousands)

Nestle (D)	24,211	$1,423
Novartis (D)	29,138	1,721
Phoenix Mecano	44	31
Schindler Holding (D)	491	59
Swisscom (D)	4,993	2,202
Synthes (D)	10,289	1,393
Vetropack Holding	17	32

		7,210

United Kingdom — 4.0%
Associated British Foods	6,055	112
AstraZeneca	129,856	5,941
Centrica	789,654	4,100
Fiberweb	4,598	7
Greggs	23,568	171
Imperial Tobacco Group	12,919	398
JD Sports Fashion	2,922	40
LSL Property Services	9,779	40
Reckitt Benckiser Group	23,258	1,283
Robert Wiseman Dairies	15,028	81
Royal Dutch Shell, Cl A	23,825	798
Smith & Nephew	78,464	831
Tesco	103,319	688
Unilever	9,803	301
WM Morrison Supermarkets	187,424	785

		15,576

United States — 24.3%
Abbott Laboratories	50,716	2,430
AmerisourceBergen	133,473	4,554
Amgen *	30,956	1,699
Annaly Capital Management †	237,283	4,252
AT&T	45,111	1,325
Autozone *	4,940	1,347
Becton Dickinson	14,739	1,246
Biogen Idec *	20,099	1,348
Boston Beer, Cl A *	17,675	1,680
Bristol-Myers Squibb	46,794	1,239
C.R. Bard	46,858	4,300
Campbell Soup	73,367	2,550
Cephalon *	96,539	5,958
Chemed	5,885	374
Clorox	42,993	2,720
Coca-Cola	21,799	1,434
ConAgra Foods	53,088	1,199
CSG Systems International *	6,625	126
Dollar Tree *	27,121	1,521
DPL	8,433	217
Dynamics Research *	6,300	85
Earthlink	108,364	932
Eli Lilly	41,724	1,462
Endo Pharmaceuticals Holdings *	22,100	789
ePlus *	1,500	35
Family Dollar Stores	128,443	6,385
Flowers Foods	52,529	1,414
Forest Laboratories *	81,267	2,599
General Mills	58,907	2,096
Hershey	22,382	1,055
Hormel Foods	66,630	3,415
Insmed *	136,175	86
International Business Machines	7,034	1,032
J&J Snack Foods	2,568	124
JM Smucker	16,311	1,071

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

John B. Sanfilippo & Son *	7,000	$87
Johnson & Johnson	21,304	1,318
Kimberly-Clark	58,956	3,716
Lorillard	23,163	1,901
Magellan Health Services *	31,723	1,500
MAXIMUS	7,874	516
McDonald’s	15,843	1,216
Medidata Solutions *	12,819	306
Metropolitan Health Networks *	20,381	91
Miller Industries	7,271	103
Nabi Biopharmaceuticals *	8,033	47
Nash Finch	1,354	57
National Beverage	4,015	53
New York Community Bancorp	31,229	589
Newmont Mining	23,831	1,464
Oil-Dri Corp of America	3,429	74
Par Pharmaceutical *	43,241	1,665
PG&E	22,887	1,095
Primerica *	7,973	193
Procter & Gamble	20,000	1,287
Providence Service *	18,736	301
Raytheon	33,130	1,535
Ross Stores	25,240	1,596
Rural *	15,531	226
Schiff Nutrition International	15,935	145
Seneca Foods, Cl A *	24,525	662
Sturm Ruger	5,854	90
Telephone & Data Systems	7,505	274
TJX	83,154	3,691
UGI	22,449	709
USA Mobility	29,432	523
Verizon Communications	38,221	1,368
Wal-Mart Stores	32,351	1,745
Watson Pharmaceuticals *	12,406	641
West Marine *	16,447	174

		95,057

Total Common Stock (Cost $298,131) ($ Thousands)		340,230

PREFERRED STOCK — 0.0%

Germany — 0.0%
Henkel & KGaA (D)	2,256	140

Total Preferred Stock (Cost $131) ($ Thousands)		140

CASH EQUIVALENT — 7.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.100%** ††	29,966,604	29,967

Total Cash Equivalent (Cost $29,967) ($ Thousands)		29,967

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION (B) (C) — 0.4%
U.S. Treasury Bills
0.182%, 06/30/11	$1,515	$1,514

Total U.S. Treasury Obligation (Cost $1,514) ($ Thousands)		1,514

Total Investments — 95.1% (Cost $329,743) ($ Thousands) ‡		$371,851

A summary of the open futures contracts held by the Fund at December 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	99	Mar-2011	$(81)
FTSE Index	46	Mar-2011	4
Hang Seng Index	16	Jan-2011	13
S&P 500 Index E-MINI	355	Mar-2011	122
SPI 200 Index	18	Apr-2011	(19)

			$39

For the period ended December 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

December 31, 2010

A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2010, is as follows:

Counterparty	Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
Brown Brother Harriman	1/28/11	AUD	30,448	USD	30,679	$(424)
Brown Brother Harriman	1/28/11	CAD	37,247	USD	37,276	(199)
Brown Brother Harriman	1/28/11	EUR	42,674	USD	56,037	(1,206)
Brown Brother Harriman	1/28/11	GBP	11,186	USD	17,202	(305)
Brown Brother Harriman	1/28/11	JPY	7,903,075	USD	96,271	(1,214)
Brown Brother Harriman	1/28/11	USD	160	AUD	159	2
Brown Brother Harriman	1/28/11	USD	269	CAD	269	2
Brown Brother Harriman	1/28/11	USD	399	EUR	300	4
Brown Brother Harriman	1/28/11	USD	41	GBP	27	1
Brown Brother Harriman	1/28/11	USD	734	JPY	60,254	10

						$(3,329)

Percentages are based on Net Assets of $391,146 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	The rate reported is the effective yield at the time of purchase.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2010 was $126,955 ($ Thousands) and represented 32.46% of Net Assets.

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

USD — United States Dollar

‡	At December 31, 2010, the tax basis cost of the Fund’s investments was $329,743 ($ Thousands), and the unrealized appreciation and depreciation were $44,281 ($ Thousands) and ($2,173) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$340,230	$—	$—	$340,230
Preferred Stock	140	—	—	140
Cash Equivalent	29,967	—	—	29,967
U.S. Treasury Obligation	—	1,514	—	1,514

Total Investments in Securities	$370,337	$1,514	$—	$371,851

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$39	$—	$—	$39
Forwards *	—	(3,329)	—	(3,329)

Total Other Financial Instruments	$39	$(3,329)	$—	$(3,290)

*	Futures contracts and forwards are valued at the unrealized appreciation (depreciation) on the instrument.

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

December 31, 2010

During the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.0%

Consumer Discretionary — 6.1%
Advance Auto Parts	7,700	$510
Amazon.com *	1,490	268
Canadian Tire, Cl A	7,900	540
Carter’s *	15,000	443
Choice Hotels International	12,300	471
Cinemark Holdings	25,800	445
DeVry	6,400	307
DIRECTV, Cl A *	14,200	567
Discovery Communications, Cl A *	13,400	559
DreamWorks Animation SKG, Cl A *	12,800	377
Family Dollar Stores	25,500	1,268
GameStop, Cl A *	23,700	542
Gap	35,400	784
Genuine Parts	6,400	329
Gildan Activewear	6,200	176
H&R Block	70,700	842
Hillenbrand	37,800	786
Home Depot	20,400	715
ITT Educational Services *	7,500	478
McDonald’s	15,902	1,220
Panera Bread, Cl A *	4,900	496
priceline.com *	5,605	2,240
Regal Entertainment Group, Cl A	34,400	404
Shaw Communications, Cl B	23,700	506
Strayer Education	2,700	411

		15,684

Consumer Staples — 21.8%
Altria Group	79,714	1,963
Archer-Daniels-Midland	16,700	502
Brown-Forman, Cl B	20,990	1,461
Campbell Soup	5,832	203
Casey’s General Stores	17,900	761
Church & Dwight	33,558	2,316
Clorox	17,427	1,103
Coca-Cola	27,334	1,798
Coca-Cola Enterprises	43,100	1,079
Colgate-Palmolive	23,086	1,855
ConAgra Foods	59,700	1,348
CVS Caremark	46,000	1,599
Flowers Foods	18,000	484
Fresh Del Monte Produce	17,700	442
General Mills	62,893	2,238
Hansen Natural *	3,700	194
Hershey	19,454	917
HJ Heinz	18,500	915
Hormel Foods	80,231	4,113
JM Smucker	20,406	1,340
Kellogg	38,618	1,973
Kimberly-Clark	32,526	2,051
Kroger	79,538	1,779
Lorillard	44,459	3,648
McCormick	34,139	1,588
Metro, Cl A	21,100	955
Molson Coors Brewing, Cl B	11,000	552
Nash Finch	7,700	327
PepsiCo	16,000	1,045
Philip Morris International	34,312	2,008
Procter & Gamble	23,377	1,504

Description	Shares	Market Value ($ Thousands)

Ralcorp Holdings *	7,700	$501
Reynolds American	87,015	2,838
Ruddick	12,100	446
Safeway	63,500	1,428
Sanderson Farms	8,800	344
Walgreen	54,500	2,123
Wal-Mart Stores	76,321	4,116

		55,857

Energy — 3.9%
Berry Petroleum, Cl A	10,100	441
Chevron	29,600	2,701
ConocoPhillips	16,100	1,097
Dresser-Rand Group *	7,900	336
Enbridge	10,200	575
Exxon Mobil	32,000	2,340
Imperial Oil	7,700	312
Murphy Oil	2,600	194
PetroHawk Energy *	28,000	511
Range Resources	8,400	378
SEACOR Holdings	4,300	435
TransCanada	16,300	620

		9,940

Financials — 11.7%
Allied World Assurance Holdings	8,000	476
American Campus Communities †	14,400	457
Arch Capital Group *	5,500	484
Brown & Brown	10,700	256
Canadian Imperial Bank of Commerce	6,200	486
Capitol Federal Financial	151,950	1,810
Chubb	29,100	1,736
Commerce Bancshares	37,771	1,501
Corporate Office Properties Trust †	13,500	472
Cullen/Frost Bankers	19,932	1,218
Endurance Specialty Holdings	11,000	507
Erie Indemnity, Cl A	7,900	517
Essex Property Trust †	4,500	514
Everest Re Group	8,600	729
Federated Investors, Cl B	19,800	518
First Citizens BancShares, Cl A	2,692	509
Fulton Financial	33,900	350
Hanover Insurance Group	16,100	752
Health Care †	9,100	434
Home Properties †	8,400	466
Hudson City Bancorp	44,500	567
MFA Financial †	91,500	747
NASDAQ OMX Group *	17,400	413
National Bank of Canada	7,100	487
PartnerRe	9,500	763
People’s United Financial	129,353	1,812
Platinum Underwriters Holdings	7,100	319
Prosperity Bancshares	13,700	538
Public Storage †	5,700	578
Rayonier †	9,500	499
Realty Income †	14,600	499
RenaissanceRe Holdings	8,000	509
Senior Housing Properties Trust †	21,100	463
Tanger Factory Outlet Centers †	9,600	491
TFS Financial	111,812	1,009
Tower Group	16,700	427

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

Transatlantic Holdings	9,600	$496
Travelers	30,800	1,716
Validus Holdings	29,100	891
Washington Real Estate Investment Trust †	5,900	183
Wesco Financial	3,588	1,322
WR Berkley	35,600	975

		29,896

Health Care — 19.6%
Abbott Laboratories	69,416	3,326
Aetna	36,100	1,101
Alcon	12,558	2,052
Alexion Pharmaceuticals *	28,601	2,304
Allscripts Healthcare Solutions *	83,517	1,609
AmerisourceBergen	80,637	2,751
Amgen *	27,400	1,504
Baxter International	10,000	506
Beckman Coulter	17,800	1,339
Becton Dickinson	28,480	2,407
Biogen Idec *	26,000	1,743
C.R. Bard	14,342	1,316
Cardinal Health	30,400	1,165
Celgene *	5,400	320
Cephalon *	15,300	944
Cooper	4,900	276
Edwards Lifesciences *	17,352	1,403
Eli Lilly	54,663	1,915
Emergency Medical Services, Cl A *	5,000	323
Endo Pharmaceuticals Holdings *	25,900	925
Genzyme *	19,836	1,412
Gilead Sciences *	28,700	1,040
Health Net *	12,300	336
Henry Schein *	29,829	1,831
Johnson & Johnson	51,235	3,169
Laboratory Corp of America Holdings *	12,299	1,081
LifePoint Hospitals *	11,800	434
Magellan Health Services *	10,800	511
McKesson	21,500	1,513
Medtronic	29,000	1,076
Merck	33,900	1,222
Myriad Genetics *	21,600	494
Owens & Minor	15,800	465
Par Pharmaceutical *	13,500	520
Patterson	16,900	518
Pfizer	63,541	1,112
Techne	20,421	1,341
United Therapeutics *	7,800	493
UnitedHealth Group	32,600	1,177
WellPoint *	19,200	1,092

		50,066

Industrials — 5.6%
Alliant Techsystems	6,400	476
C.H. Robinson Worldwide	7,500	602
Clarcor	4,500	193
FTI Consulting *	12,700	474
Gardner Denver	2,800	193
ITT	15,500	808
KBR	17,900	545
L-3 Communications Holdings	18,000	1,269

Description	Shares	Market Value ($ Thousands)

Landstar System	12,100	$495
Lennox International	11,000	520
Lincoln Electric Holdings	7,700	502
Lockheed Martin	20,900	1,461
Northrop Grumman	23,200	1,503
Raytheon	35,600	1,650
Rollins	26,700	527
Stericycle *	28,597	2,314
Unifirst	7,600	418
Woodward Governor	9,800	368

		14,318

Information Technology — 10.2%
Activision Blizzard	47,000	585
Adtran	14,500	525
Applied Materials	22,282	313
Automatic Data Processing	6,090	282
CGI Group, Cl A *	12,200	211
Cisco Systems *	32,200	651
Coherent *	12,700	573
Computer Sciences	16,400	813
Diebold	10,100	324
Global Payments	10,000	462
Google, Cl A *	3,373	2,004
Harris	31,300	1,418
Hewlett-Packard	38,100	1,604
IAC *	88,314	2,535
Ingram Micro, Cl A *	26,600	508
Intel	32,200	677
International Business Machines	18,000	2,642
Microchip Technology	20,833	713
Microsoft	82,700	2,309
National Instruments	8,250	311
National Semiconductor	36,400	501
NeuStar, Cl A *	7,200	187
SAIC *	114,200	1,811
Tech Data *	10,800	475
Texas Instruments	38,600	1,254
Tyco Electronics	15,600	552
WebMD Health, Cl A *	17,243	880
Zebra Technologies, Cl A *	22,532	856

		25,976

Materials — 2.7%
Aptargroup	10,500	500
Ball	10,100	687
Compass Minerals International	5,800	518
Greif, Cl A	6,700	415
Intrepid Potash *	15,000	559
Newmont Mining	17,628	1,083
Royal Gold	11,907	650
Scotts Miracle-Gro, Cl A	12,800	650
Sealed Air	32,800	835
Silgan Holdings	13,800	494
Sonoco Products	14,500	488

		6,879

Telecommunication Services — 2.9%
AT&T	81,700	2,400
BCE	29,400	1,043
CenturyTel	15,387	710
MetroPCS Communications *	40,700	514
NTT DoCoMo ADR	41,000	714

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

SBA Communications, Cl A *	13,200	$540
SK Telecom ADR	36,000	671
Telephone & Data Systems	4,700	172
Verizon Communications	19,500	698

		7,462

Utilities — 11.5%
AGL Resources	12,800	459
Alliant Energy	26,800	986
Ameren	24,900	702
American Electric Power	20,500	738
American Water Works	20,600	521
Atmos Energy	53,600	1,672
Avista	22,800	514
Cia de Saneamento Basico do Estado de Sao Paulo ADR	9,500	502
Consolidated Edison	43,550	2,159
DPL	28,900	743
DTE Energy	18,300	829
Edison International	14,500	560
El Paso Electric *	27,700	762
Energen	6,500	314
Entergy	13,000	921
Great Plains Energy	42,800	830
Hawaiian Electric Industries	33,732	769
Idacorp	12,600	466
New Jersey Resources	8,700	375
NSTAR	60,489	2,552
OGE Energy	38,501	1,753
Pepco Holdings	27,100	494
PG&E	16,500	789
Piedmont Natural Gas	15,700	439
Portland General Electric	34,400	746
Public Service Enterprise Group	25,300	805
SCANA	27,861	1,131
Southern	20,422	781
TECO Energy	11,100	198
UGI	32,000	1,011
Vectren	43,188	1,096
WGL Holdings	12,200	436
Wisconsin Energy	41,475	2,441

		29,494

Total Common Stock (Cost $213,835) ($ Thousands)		245,572

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.100%** ††	9,390,708	9,391

Total Cash Equivalent (Cost $9,391) ($ Thousands)		9,391

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION (A) (B) — 0.2%
U.S. Treasury Bills
0.175%, 06/30/11	$481	$480

Total U.S. Treasury Obligation (Cost $480) ($ Thousands)		480

Total Investments — 99.9% (Cost $223,706) ($ Thousands) ‡		$255,443

A summary of the open futures contracts held by the Fund at December 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	81	Mar-2011	$96

For the period ended December 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $255,814 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2010.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR - American Depositary Receipt

Cl - Class

‡	At December 31, 2010, the tax basis cost of the Fund’s investments was $223,706 ($ Thousands), and the unrealized appreciation and depreciation were $34,276 ($ Thousands) and ($2,539) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$245,572	$—	$—	$245,572
Cash Equivalent	9,391	—	—	9,391
U.S. Treasury Obligation	—	480	—	480

Total Investments in Securities	$254,963	$480	$—	$255,443

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$96	$—	$—	$96

*	Futures contracts are valued at the unrealized appreciation on the instrument.

During the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Real Estate Fund

December 31, 2010

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.7%

Consumer Discretionary — 0.4%
Accor	14,499	$647

Financials — 94.6%
Alexandria Real Estate Equities † (A)	37,800	2,769
AMB Property † (A)	239,650	7,599
Apartment Investment & Management, Cl A † (A)	189,634	4,900
AvalonBay Communities † (A)	36,698	4,130
Boston Properties † (A)	104,283	8,979
Brandywine Realty Trust †	162,050	1,888
Brookfield Asset Management, Cl A	62,500	2,081
Camden Property Trust † (A)	45,800	2,472
CommonWealth REIT †	88,013	2,245
Corporate Office Properties Trust † (A)	84,550	2,955
CreXus Investment †	39,400	516
Dexus Property Group †	428,929	350
Douglas Emmett † (A)	258,799	4,296
Duke Realty †	229,100	2,855
Equity Residential †	183,650	9,541
Essex Property Trust † (A)	42,300	4,832
Federal Realty Investment Trust †	24,200	1,886
Forest City Enterprises, Cl A * (A)	156,800	2,617
General Growth Properties †	95,050	1,471
HCP † (A)	348,550	12,823
Host Hotels & Resorts † (A)	565,529	10,106
Hudson Pacific Properties †	26,325	396
Kimco Realty †	94,700	1,708
Land Securities Group (United Kingdom) †	58,138	614
Macerich † (A)	57,909	2,743
Mack-Cali Realty †	75,250	2,488
Pebblebrook Hotel Trust †	23,700	482
Piedmont Office Realty Trust, Cl A † (A)	53,550	1,078
Plum Creek Timber † (A)	125,600	4,704
Prologis † (A)	280,500	4,050
Public Storage †	102,704	10,416
Regency Centers † (A)	125,200	5,288
Saul Centers †	34,700	1,643
Senior Housing Properties Trust †	141,350	3,101
Simon Property Group †	101,863	10,134
SL Green Realty † (A)	46,350	3,129
Terreno Realty * † (A)	22,900	411
UDR †	106,200	2,498
Unibail (France) †	8,254	1,639
Ventas † (A)	102,150	5,361
Verde Realty PIPE * (B) (C)	21,400	361
Vornado Realty Trust † (A)	61,631	5,136
Westfield Group * †	118,222	939

		159,630

Health Care — 1.7%
Brookdale Senior Living, Cl A *	129,600	2,775

Total Common Stock (Cost $104,580) ($ Thousands)		163,052

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 33.1%
SEI Liquidity Fund, L.P.,
0.210% ** †† (D)	57,270,299	$55,781

Total Affiliated Partnership (Cost $57,270) ($ Thousands)		55,781

CASH EQUIVALENT — 5.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.100%** ††	8,634,842	8,635

Total Cash Equivalent (Cost $8,635) ($ Thousands)		8,635

Total Investments — 134.9% (Cost $170,485) ($ Thousands) ‡		$227,468

Percentages are based on Net Assets of $168,682 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of December 31, 2010.
†	Real Estate Investment Trust.
††	Investment in Affiliated Security.
(A)	This security or a partial position of this security is on loan at December 31, 2010. The total market value of securities on loan at December 31, 2010 was $55,885 ($ Thousands).
(B)	Security considered illiquid and restricted. The total market value of such securities as of December 31, 2010 was $361 ($ Thousands) and represented 0.21% of Net Assets.
(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2010 was $361 ($ Thousands) and represented 0.21% of Net Assets.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2010 was $55,781 ($Thousands).
Cl	—Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

REIT — Real Estate Investment Trust

‡	At December 31, 2010, the tax basis cost of the Fund’s investments was $170,485 ($ Thousands), and the unrealized appreciation and depreciation were $59,231 ($ Thousands) and ($2,248) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Real Estate Fund

December 31, 2010

A summary of restricted securities held by the Fund as of December 31, 2010, is as follows:

	Number of Shares/ Face Amount ($Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Verde Realty PIPE	21,400	02/16/07	02/16/07	$706	$361	0.21%

The following is a summary of the inputs used as of December 31, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$162,691	$—	$361	$163,052
Affiliated Partnership	—	55,781	—	55,781
Cash Equivalent	8,635	—	—	8,635

Total Investments in Securities	$171,326	$55,781	$361	$227,468

The following is a reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Common Stock
Beginning balance as of October 1, 2010	$404
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(43)
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of December 31, 2010	$361

Changes in unrealized gains (losses) included in earnings related to securities held at reporting date	$(43)

During the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 27.3%
Affinion Group Holdings
5.000%, 10/08/16	$498	$495
Allison Transmission
3.040%, 08/07/14	320	313
3.020%, 08/07/14	542	530
Aramark
2.164%, 01/26/14	400	396
Aramark LOC
0.106%, 01/26/14	32	32
Asurion, 1st Lien Term Loan
3.286%, 07/03/14	96	92
3.262%, 07/03/14	310	295
3.254%, 07/03/14	262	250
Atlantic Broadband Finance
5.000%, 11/26/15	500	503
BBN Acquisitions
5.000%, 09/14/15	456	459
Biomet
3.303%, 03/25/15	423	421
3.253%, 03/25/15	129	128
Blount International
5.500%, 07/29/16	350	350
Booz Allen Hamilton, Tranche B
7.500%, 07/31/15	135	136
Bresnan Broadband Holdings
4.500%, 12/14/17	500	502
Burlington Coat Factory
2.540%, 05/28/13	394	387
2.520%, 05/28/13	390	383
Calpine Corporation
3.165%, 03/29/14	175	175
Cannery Casino
4.511%, 05/20/13	113	107
Cannery Casino, Term B Loan
4.511%, 05/17/13	136	130
CDW Corporation
4.260%, 10/12/14	349	344
Cedar Fair
5.500%, 12/15/16	439	443
Celanese Holdings
1.790%, 04/02/14	376	375
Cengage Learning Holdings
2.540%, 06/28/14	739	696
Ceridian
3.255%, 11/08/14	500	475
CF Industries Holdings, Term Loan B-1
4.500%, 04/05/15	100	101
Charter Communications Holding, Term B Loan
2.260%, 03/15/14	67	66
Charter Communications Holding, Term C Loan
3.540%, 09/06/16	614	603
Cinemark
2.040%, 10/05/13	152	150
2.020%, 10/05/13	382	378
CIT Group
6.250%, 08/11/15	151	153
Claire’s Stores
3.044%, 05/27/14	427	394
3.038%, 05/27/14	71	66
3.006%, 05/27/14	1	1

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Clear Channel
3.903%, 01/29/16	$466	$404
Community Health Systems
2.549%, 07/25/14	671	654
Community Health Systems, Delayed Draw
2.549%, 07/25/14	23	23
Convatec, Term B Loan
0.000%, 12/30/16 (I)	500	504
Dana Corporation
4.540%, 01/31/15	309	312
4.520%, 01/31/15	117	117
Davita
4.500%, 10/20/16	550	554
Dunkin’ Brands
5.750%, 11/23/17	175	177
Dynegy Holdings
4.010%, 04/02/13	814	806
Federal Mogul
2.207%, 12/29/14	5	5
2.198%, 12/29/14	40	38
2.188%, 12/29/14	210	197
Federal Mogul, Term C Loan
2.198%, 12/28/15	114	107
2.188%, 12/28/15	16	15
Fidelity National Information Services
5.250%, 07/18/16	420	425
First Data, Term Loan B-3
3.011%, 09/24/14	500	462
Ford Motor Company
3.040%, 12/15/15	119	119
Ford Motor Company, Traunche 1
3.020%, 12/15/15	274	273
Ford Motor Company, Traunche 2
3.020%, 12/15/15	23	23
Graham Packaging
6.000%, 09/23/16	250	253
Graphic Packaging International, Incremental Term Loan
3.040%, 05/16/14	248	247
3.039%, 05/16/14	209	208
3.020%, 05/16/14	14	14
Harrah’s Operation, Tranche B-2
3.288%, 01/28/15	807	729
HCA, Tranche B
2.539%, 11/18/13	564	558
Hertz LOC
0.284%, 12/21/12	85	84
Hertz, Term B Loan
2.020%, 12/21/12	351	347
2.010%, 12/21/12	109	108
Hexion Specialty Chemical, Term Loan C-1
2.563%, 05/05/13	315	309
Hexion Specialty Chemical, Term Loan C-2
2.563%, 05/05/13	140	137
Hub International Ltd., Delayed Draw
2.789%, 06/13/14	131	127
Hub International Ltd., Initial Term Loan
2.789%, 06/13/14	583	565

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Iasis Healthcare LOC
2.256%, 03/15/14	$15	$15
Iasis Healthcare, Delayed Draw
2.256%, 03/15/14	56	55
Iasis Healthcare, Term B Loan
2.256%, 03/15/14	162	159
IMS Health, Term B Loan
5.250%, 02/26/16	198	200
Infor Enterprise Solutions
6.010%, 07/28/12	323	309
Infor Global Enterprise Solutions
6.506%, 03/02/14	33	25
Infor Global Enterprise Solutions, Tranche 1
6.506%, 03/02/14	169	127
Infor Global Solutions
6.010%, 07/28/15	169	161
Infor Global Solutions, 2nd Lien
6.506%, 03/02/14	329	247
Integra Telecom, Term B Loan
9.250%, 04/07/15	678	688
Intelsat Bermuda
3.290%, 02/01/14	500	474
Intelsat Jackson Holdings, Term B Loan
0.000%, 04/03/18 (I)	304	307
Intersil Corp, Term B Loan
4.750%, 04/26/16	249	251
Inventiv Health
6.500%, 05/07/16	249	251
Inverness Medical
4.500%, 06/26/15	560	546
JHT Holding, 2nd Lien
12.500%, 12/21/12 (B) (C)	40	13
Knology
5.500%, 09/13/16	500	502
Lamar Media
4.250%, 10/01/16	443	446
Language Line, Term B Loan
0.000%, 05/30/16 (I)	500	504
Live Nation, Term B Loan
4.500%, 10/20/16	249	248
Meg Energy, Term Loan
6.000%, 04/03/16	552	553
Nalco
4.500%, 09/21/17	500	504
NBTY
6.250%, 07/14/17	500	506
Nielson Finance
2.264%, 12/31/17	771	763
NRG Holdings LOC
1.789%, 02/01/13	195	193
NRG Holdings, Term B Loan
1.789%, 02/01/13	233	231
Reable Therapeutics, Term B Loan
3.256%, 05/20/14	399	392
3.255%, 05/20/14	55	54
Realogy
3.256%, 10/10/13	90	84
Realogy, Traunche 2
3.286%, 10/13/13	660	619
Regal Cinemas
3.789%, 11/19/16	406	408

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Remax Internations, Term B Loan
5.500%, 03/11/16	$498	$498
Renal Advantage Holdings, Term B Loan
5.750%, 11/12/16	469	470
Reynolds Group
6.250%, 05/16/16	497	500
Sally Holdings, Term B Loan
2.510%, 11/16/13	488	487
Seminole Tribe
1.812%, 03/05/14	500	488
Sensata Technology
2.038%, 04/27/13	532	520
2.021%, 04/27/13	1	1
Sirva Revolving Credit Loan Exit Finance
9.500%, 05/12/12	175	117
Sirva Worldwide
1.000%, 05/12/12 (D)	611	202
Solutia, 1st Lien Term Loan
4.500%, 03/02/17	154	154
Styron
7.500%, 05/21/16	494	501
Sungard Data Systems
3.911%, 02/28/16	498	494
3.907%, 02/28/16	35	35
Supervalu
1.538%, 06/02/12	348	343
1.521%, 06/02/12	1	1
Syniverse Holdings, Term B Loan
0.000%, 12/21/17 (I)	500	506
Telesat Canada U.S., Term I Loan
3.260%, 10/31/14	321	320
Telesat Canada U.S., Term II Loan
3.260%, 10/31/14	28	27
Texas Competitive Electric Holdings, Tranche B-2
3.789%, 10/10/14	2	1
3.764%, 10/10/14	446	345
3.753%, 10/10/14	270	208
Transdigm
5.000%, 12/06/16	500	504
Universal Healthcare
6.250%, 05/16/16	350	355
Univision Communications, Term B Loan
4.506%, 03/31/17	699	665
UPC Broadband Holding B.V.
4.251%, 12/31/17	250	247
Vanguard Health
5.000%, 01/15/16	398	400
Ventian Macau
0.000%, 05/25/13 (I)	63	63
Verint Systems
5.250%, 05/25/14	639	636
VML US Finance
4.800%, 05/25/12	58	58
4.800%, 05/25/13	414	413
Waiccs Las Vegas 3 LLC, 2nd Lien
0.000%, 07/30/10 (E) (I)	2,000	5
Warner Chilcott, Term Loan A-1
6.000%, 10/30/14	125	126

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Warner Chilcott, Term Loan B-1
6.250%, 04/30/15	$61	$61
Warner Chilcott, Term Loan B-2
6.250%, 04/30/15	101	101
WideOpenWest Finance, 1st Lien
4.750%, 06/30/14	—	—
2.762%, 06/30/14	435	403

Total Loan Participations (Cost $39,840) ($ Thousands)		39,320

U.S. GOVERNMENT AGENCY OBLIGATIONS — 20.9%
FHLB
5.375%, 08/19/11	3,575	3,687
1.375%, 05/16/11	7,000	7,031
0.760%, 07/19/11	5,000	5,012
0.400%, 12/09/11	1,000	999
FHLMC
2.750%, 04/11/11	1,813	1,826
FNMA
5.125%, 04/15/11	750	760
1.750%, 03/23/11	6,700	6,723
1.375%, 04/28/11	1,560	1,566
0.422%, 07/12/11 (F)	2,500	2,494

Total U.S. Government Agency Obligations (Cost $30,051) ($ Thousands)		30,098

CORPORATE OBLIGATIONS — 20.8%

Consumer Discretionary — 1.2%
Citadel Broadcasting
7.750%, 12/15/18 (G)	62	64
Hanesbrands
6.375%, 12/15/20 (G)	208	198
President and Fellows of Harvard College
3.700%, 04/01/13	1,060	1,123
Rent-A-Center
6.625%, 11/15/20 (G)	400	398

		1,783

Consumer Staples — 0.4%
Anheuser-Busch InBev Worldwide
3.000%, 10/15/12	500	516

Energy — 0.3%
Energy Transfer Equity
7.500%, 10/15/20	500	515

Financials — 15.8%
Ally Financial
0.291%, 12/19/12 (H)	1,250	1,250
Bank of America MTN
0.490%, 06/22/12 (H)	1,500	1,506
Citigroup
0.838%, 08/25/36 (H)	1,500	958
Citigroup Funding
0.618%, 04/30/12 (H)	375	377
0.246%, 06/03/11 (H)	375	375
General Electric Capital MTN
0.292%, 12/21/12 (H)	5,150	5,151

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Goldman Sachs Group
1.700%, 03/15/11	$3,180	$3,189
ILFC E-Capital Trust I
5.900%, 12/21/65 (G) (H)	1,000	757
JPMorgan Chase Capital XXI, Ser U
1.236%, 02/02/37 (H)	1,300	1,005
Liberty Property L.P.
7.250%, 03/15/11 †	1,000	1,011
Mellon Funding
0.436%, 05/15/14 (H)	900	894
Merrill Lynch
1.052%, 09/15/36 (H)	700	498
Monumental Global Funding III
0.489%, 01/15/14 (G) (H)	900	864
Morgan Stanley
0.566%, 02/10/12 (H)	1,150	1,154
State Street
0.388%, 04/30/12 (H)	615	615
State Street Bank and Trust
0.492%, 09/15/11 (H)	960	962
State Street Capital Trust IV
1.292%, 06/15/37 (H)	375	281
Unitrin
6.000%, 05/15/17	670	662
Western Union
5.400%, 11/17/11	1,175	1,221

		22,730

Health Care — 0.9%
American Renal Holdings
8.375%, 05/15/18 (G)	250	256
UnitedHealth Group
1.586%, 02/07/11 (H)	1,000	1,001

		1,257

Industrials — 0.4%
Continental Airlines, Ser 2006-1, Cl G
0.646%, 06/02/13 (H)	569	538

Telecommunication Services — 1.1%
MetroPCS Wireless
6.625%, 11/15/20	400	381
Telecom Italia Capital
0.899%, 07/18/11 (H)	550	549
Vodafone Group PLC
0.572%, 02/27/12 (H)	650	651

		1,581

Utilities — 0.7%
Calpine
7.500%, 02/15/21 (G)	375	369
Southern, Ser A
5.300%, 01/15/12	665	696

		1,065

Total Corporate Obligations (Cost $31,312) ($ Thousands)		29,985

ASSET-BACKED SECURITIES — 15.7%

Automotive — 7.2%
Ally Auto Receivables Trust, Ser 2009- A, Cl A3
2.330%, 06/17/13 (G)	750	762
Ally Auto Receivables Trust, Ser 2009- A, Cl A4
3.000%, 10/15/15 (G)	495	513

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Auto Receivables Trust, Ser 2010- 4, Cl A2
0.710%, 02/15/13	$165	$165
Americredit Prime Automobile Receivable, Ser 2007-1, Cl D
5.620%, 09/08/14	775	792
Carmax Auto Owner Trust, Ser 2007-1, Cl C
5.530%, 07/15/13	190	192
CarMax Auto Owner Trust, Ser 2010-3, Cl A3
0.990%, 02/17/15	315	313
Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl A2
0.690%, 01/08/13	345	345
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A2
0.750%, 10/15/12 (G)	500	500
Ford Credit Auto Owner Trust, Ser 2007-A, Cl C
5.800%, 02/15/13	515	539
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A3
2.790%, 08/15/13	431	437
Harley-Davidson Motorcycle Trust, Ser 2006-1, Cl B
5.240%, 11/15/13 (G)	1,550	1,552
Harley-Davidson Motorcycle Trust, Ser 2006-3, Cl A4
5.220%, 06/15/13	442	450
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A2
0.830%, 11/15/13	455	455
Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A2
0.530%, 01/21/13	500	500
Merrill Auto Trust Securitization, Ser 2007-1, Cl C
5.960%, 12/15/13	12	12
Navistar Financial Owner Trust, Ser 2010-A, Cl A3
1.990%, 01/21/14 (G)	650	657
Nissan Auto Lease Trust, Ser 2010-B, Cl A2
0.900%, 05/15/13	415	415
Santander Drive Auto Receivables Trust, Ser 2010-3, Cl A2
0.930%, 06/17/13	255	255
Wachovia Auto Owner Trust, Ser 2008- A, Cl A4B
1.411%, 03/20/14 (H)	650	656
World Omni Automobile Lease Securitization Trust, Ser 2009-A, Cl A2
1.020%, 01/16/12	484	485
World Omni Automobile Lease Securitization Trust, Ser 2009-A, Cl A3
1.650%, 02/15/13	350	352

		10,347

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Cards — 3.8%
Capital One Multi-Asset Execution Trust, Ser 2006-A10, Cl A10
5.150%, 06/16/14	$490	$504
Chase Issuance Trust, Ser 2009-A3, Cl A3
2.400%, 06/17/13	480	484
Citibank Credit Card Issuance Trust, Ser 2007-B5, Cl B5
0.873%, 11/07/14 (H)	1,100	1,095
Discover Card Master Trust, Ser 2009- A1, Cl A1
1.560%, 12/15/14 (H)	515	522
Discover Card Master Trust, Ser 2009- A2, Cl A
1.560%, 02/17/15 (H)	650	660
GE Capital Credit Card Master Note Trust, Ser 2007-4, Cl B
0.453%, 06/15/15 (H)	1,150	1,134
MBNA Master Credit Card Trust, Ser 1997-B, Cl B
0.603%, 08/15/14 (H)	1,000	991

		5,390

Mortgage Related Securities — 0.1%
New Century Home Equity Loan Trust, Ser 2005-1, Cl A1MZ
0.543%, 03/25/35 (H)	35	31
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A3
5.611%, 01/25/37 (H)	285	129

		160

Other Asset-Backed Securities — 4.6%
Ally Master Owner Trust, Ser 2010-1, Cl A
2.010%, 01/15/15 (G) (H)	500	509
Babson CLO, Ser 2007-1A, Cl A1
0.514%, 01/18/21 (G) (H)	1,060	954
CNH Equipment Trust, Ser 2010-C, Cl A2
0.830%, 04/15/13	330	330
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (G)	2,200	2,258
GE Business Loan Trust, Ser 2003-2A, Cl B
1.253%, 11/15/31 (G) (H)	73	59
GE Business Loan Trust, Ser 2004-2A, Cl B
0.733%, 12/15/32 (G) (H)	80	59
GE Business Loan Trust, Ser 2004-2A, Cl A
0.473%, 12/15/32 (G) (H)	107	91
GE Dealer Floorplan Master Note Trust, Ser 2009-2A, Cl A
1.811%, 10/20/14 (G) (H)	500	507
Katonah, Ser 2005-7A, Cl B
0.706%, 11/15/17 (G) (H)	700	524
Marriott Vacation Club Owner Trust, Ser 2006-2A, Cl A
5.362%, 10/20/28 (G)	67	70
Marriott Vacation Club Owner Trust, Ser 2007-1A, Cl D
6.135%, 05/20/29 (G)	421	359

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2008-5, Cl A2
1.388%, 10/25/16 (H)	$471 $	477
Triton Container Finance LLC, Ser 2006-1A, Cl N
0.431%, 11/26/21 (G) (H)	444	411

		6,608

Total Asset-Backed Securities (Cost $23,033) ($ Thousands)		22,505

MORTGAGE-BACKED SECURITIES — 11.8%

Agency Mortgage-Backed Obligations — 6.1%
FHLMC
6.000%, 09/01/26	466	510
FNMA
6.500%, 09/01/26	286	318
6.000%, 01/01/27	1,135	1,235
5.000%, 02/01/23 to 03/01/25	917	976
FNMA TBA
6.500%, 01/01/38	2,500	2,778
6.000%, 11/01/14 to 11/01/26	2,710	2,944

		8,761

Non-Agency Mortgage-Backed Obligations — 5.7%
American Tower Trust, Ser 2007-1A, Cl D
5.957%, 04/15/37 (G)	625	660
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
3.165%, 11/25/34 (H)	211	199
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
2.987%, 04/25/35 (H)	637	556
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
3.230%, 10/25/35 (H)	465	389
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A2
0.523%, 12/25/36 (G) (H)	421	268
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.987%, 09/25/34 (H)	141	117
Commercial Mortgage Pass — Through Certificates, Ser 2006-FL12, Cl A2
0.353%, 12/15/20 (G) (H)	892	867
Greenwich Capital Commercial Funding, Ser 2006-FL4A, Cl C
0.484%, 11/15/21 (G) (H)	810	717
Impac CMB Trust, Ser 2005-1, Cl 1A1
0.773%, 04/25/35 (H)	305	244
JPMorgan Mortgage Trust, Ser 2006- A6, Cl 4A1
3.786%, 10/25/36 (H)	784	612
Merrill Lynch Mortgage Investors, Ser 2005-A1, Cl 1A
3.011%, 12/25/34 (H)	300	247
MortgageIT Trust, Ser 2005-5, Cl A1
0.513%, 12/25/35 (H)	980	722
Prudential Commercial Mortgage Trust, Ser 2003-PWR1, Cl A1
3.669%, 02/11/36	424	426

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Sequoia Mortgage Trust, Ser 2004-10, Cl A2
0.573%, 11/20/34 (H)	$228	$198
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.553%, 12/20/34 (H)	187	162
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
0.473%, 03/20/35 (H)	101	85
Washington Mutual Mortgage Pass - Through Certificates, Ser 2006-AR2, Cl 1A1
5.128%, 03/25/37 (H)	448	364
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.832%, 01/25/35 (H)	463	441
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 2A1
2.856%, 02/25/35 (H)	568	526
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR2, Cl 2A2
2.855%, 03/25/35 (H)	485	447

		8,247

Total Mortgage-Backed Securities (Cost $17,775) ($ Thousands)		17,008

COMMON STOCK — 0.0%
JHT Holding *	4,002	—

Total Common Stock (Cost $–) ($ Thousands)		—

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.100% ** ††	2,860,816	2,861

Total Cash Equivalent (Cost $2,861) ($ Thousands)		2,861

REPURCHASE AGREEMENT (A) — 4.3%
Bank of America
0.170%, dated 12/31/10, to be repurchased on 01/03/11, repurchase price $6,000,088 (collateralized by a FNMA obligation, par value $6,259,098, 4.000%, 12/01/30; total market value $6,324,001)	6,200	6,200

Total Repurchase Agreement (Cost $6,200) ($ Thousands)		6,200

Total Investments — 102.8% (Cost $151,072) ($ Thousands) ‡		$147,977

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2010

A summary of the open futures contracts held by the Fund at December 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
U.S. 10-Year Treasury Note	(19)	Mar-2011	$61
U.S. 2-Year Treasury Note	(35)	Apr-2011	17
U.S. 5-Year Treasury Note	(2)	Apr-2011	—

			$78

For the period ended December 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on a Net Assets of $143,942 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2010.

†	Real Estate Investment Trust

††	Investment in Affiliated Security.

(A)	Tri-Party Repurchase Agreement

(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2010 was $13 ($ Thousands) and represented 0.00% of Net Assets.

(C)	Security considered illiquid and restricted. The total market value of such securities as of December 31, 2010 was $13 ($ Thousands) and represented 0.00% of Net Assets.

(D)	Unfunded bank loan.

(E)	Security in default on interest payments.

(F)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(G)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(H)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2010. The date reported on the Schedule of Investments is the next reset date.

(I)	Unsettled bank loan.

Cl — Class

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

Ltd. — Limited

LLC — Limited Liability Company

LOC — Line of Credit

L.P. — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

Ser — Series

TBA — To Be Announced

Amounts designated as “—” are $O or have been rounded to $O.

‡	At December 31, 2010, the tax basis cost of the Fund’s investments was $151,072 ($ Thousands), and the unrealized appreciation and depreciation were $2,491 ($ Thousands) and $(5,586) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Enhanced Income Fund

December 31, 2010

A summary of restricted securities held by the Fund at December 31, 2010 is as follows:

	Number of Shares/ Face Amount ($Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
JHT Holding, 2nd Lien	40	12/16/08	12/16/08	$55	$13	0.00%

The following is a summary of the inputs used as of December 31, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Loan Participations	$—	$39,307	$13	$39,320
U.S. Government Agency Obligations	—	30,098	—	30,098
Corporate Obligations	—	29,985	—	29,985
Asset-Backed Securities	—	21,981	524	22,505
Mortgage-Backed Securities	—	17,008	—	17,008
Common Stock	—	—	—	—
Cash Equivalent	2,861	—	—	2,861
Repurchase Agreement	—	6,200	—	6,200

Total Investments in Securities	$2,861	$144,579	$537	$147,977

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$78	$—	$—	$78

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Asset- Backed Securities
Beginning balance as of October 1, 2010	$509
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	15
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of December 31, 2010	$524

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$15

Investments in Loan Participations
Beginning balance as of October 1, 2010	$339
Accrued discounts/premiums	(2)
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(23)
Net purchases/sales	—
Net transfer in and/or out of Level 3	(301)

Ending balance as of December 31, 2010	$13

Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(23)

During the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 50.6%

Agency Mortgage-Backed Obligations — 36.5%
FHLMC
7.500%, 11/01/29 to 09/01/32	$1,369	$1,572
7.000%, 12/01/11 to 01/01/32	280	318
6.500%, 06/01/17 to 08/01/38	3,451	3,802
6.000%, 03/01/20 to 11/01/37	27,168	29,809
5.500%, 03/01/14 to 03/01/38	40,531	43,603
5.000%, 10/01/18 to 02/01/39	50,118	52,971
4.500%, 10/01/30 to 04/01/41	13,529	13,931
4.000%, 04/01/19 to 03/01/41	3,061	3,050
3.500%, 12/01/25 to 02/15/41	13,049	12,988
0.210%, 07/06/11(A)	7,160	7,152
0.180%, 05/09/11(A)	545	545
FHLMC TBA
4.500%, 01/12/36 to 02/01/36	6,600	6,754
4.000%, 01/15/41	300	298
3.500%, 01/15/26	19,235	19,349
FHLMC ARM (B)
6.429%, 11/01/37	4	5
6.134%, 06/01/37	136	147
6.055%, 11/01/36	675	726
6.012%, 10/01/37	1,044	1,122
5.976%, 06/01/38	810	869
5.948%, 01/01/37	929	997
5.946%, 06/01/36	498	533
5.893%, 03/01/37	102	110
5.886%, 12/01/36	708	762
5.758%, 07/01/38	1,790	1,923
5.691%, 03/01/36	196	210
5.679%, 03/01/36	282	303
5.580%, 10/01/38	244	261
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/19	91	104
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/23	1,680	1,867
FHLMC CMO, Ser 1998-2043, Cl CJ
6.500%, 04/15/28	1,041	1,162
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/31	318	360
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/32	2,784	3,065
FHLMC CMO, Ser 2002-2479, Cl PG
6.000%, 08/15/32	789	862
FHLMC CMO, Ser 2003-2558, Cl BD
5.000%, 01/15/18	612	663
FHLMC CMO, Ser 2003-2590, Cl BY
5.000%, 03/15/18	251	272
FHLMC CMO, Ser 2003-2694, Cl QG
4.500%, 01/15/29	91	93
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/43	245	286
FHLMC CMO, Ser 2004-2727, Cl PW
3.570%, 06/15/29	66	67
FHLMC CMO, Ser 2004-2843, Cl BC
5.000%, 08/15/19	921	999
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/43	314	367
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/44	341	398
FHLMC CMO, Ser 2005-2945, Cl SA
11.825%, 03/15/20(B)	2,445	2,796
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/35	1,210	1,328

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2005-3028, Cl PG
5.500%, 09/15/35	$509	$542
FHLMC CMO, Ser 2005-3035, Cl PA
5.500%, 09/15/35	237	257
FHLMC CMO, Ser 2009-3598, Cl MA
4.500%, 11/15/38	771	809
FHLMC CMO, Ser 2010-3704, Cl CA
4.000%, 12/15/36	457	472
FHLMC CMO, Ser 2010-3724, Cl CM
5.500%, 06/15/37	1,502	1,629
FHLMC CMO, Ser 2010-3738, Cl BP
4.000%, 12/15/38	400	391
FHLMC CMO, Ser 3631, Cl PA
4.000%, 02/15/40	1,693	1,747
FHLMC CMO, Ser 3652, Cl AP
4.500%, 03/15/40	3,498	3,706
FHLMC Multifamily Structured Pass Through Certificates CMO, Ser 2009- K003, Cl AAB
4.768%, 05/25/18	857	915
FHLMC Multifamily Structured Pass Through Certificates CMO, Ser 2010- K005, Cl A2
4.317%, 11/25/19	693	707
FHLMC Multifamily Structured Pass Through Certificates CMO, Ser 2010- K007, Cl A1
3.342%, 12/25/19	896	910
FHLMC Multifamily Structured Pass Through Certificates CMO, Ser 2010- K008, Cl A1
2.746%, 12/25/19	1,261	1,240
FHLMC Multifamily Structured Pass Through Certificates CMO, Ser K007, Cl X1, IO
11.245%, 04/25/20 (B)	2,697	203
FHLMC Multifamily Structured Pass Through Certificates CMO, Ser K008, Cl X1, IO
1.688%, 06/25/20 (B)	3,922	406
FHLMC Multifamily Structured Pass Through Certificates CMO, Ser K009, Cl X1, IO
1.522%, 08/25/20 (B)	3,167	293
FNMA
7.000%, 09/01/26 to 01/01/39	4,470	5,082
6.500%, 05/01/17 to 09/01/38	3,898	4,337
6.000%, 10/01/19 to 08/01/37	74,135	81,464
5.500%, 06/01/14 to 05/01/39	60,145	64,780
5.000%, 01/01/20 to 02/01/39	13,228	14,023
4.500%, 11/01/19 to 04/01/41	32,502	33,898
4.000%, 08/01/20 to 04/01/41	11,040	11,052
3.500%, 07/01/25 to 01/01/31	13,568	13,287
FNMA TBA
6.000%, 02/01/36 to 01/01/38	7,500	8,153
5.500%, 01/01/19 to 02/01/38	8,200	8,776
4.500%, 02/01/34 to 01/01/38	6,200	6,362
4.000%, 11/15/34 to 02/01/39	17,800	17,634
3.500%, 01/25/26 to 03/01/41	52,200	52,425
3.000%, 02/01/26	1,000	979
FNMA ARM (B)
6.338%, 10/01/36	172	185
6.266%, 09/01/37	215	233
6.124%, 12/01/36	206	221
6.064%, 11/01/37	212	228

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.052%, 10/01/37	$497	$535
6.046%, 10/01/37	124	134
6.042%, 09/01/37	112	120
6.028%, 01/01/37	357	384
6.001%, 07/01/37	252	271
5.977%, 04/01/37	307	330
5.957%, 01/01/37	470	506
5.936%, 07/01/37	446	479
5.935%, 03/01/37	245	263
5.925%, 09/01/37	195	209
5.878%, 02/01/37	272	293
5.837%, 09/01/37	434	465
5.659%, 10/01/37	204	219
5.523%, 02/01/39	580	622
2.325%, 11/01/35	765	786
2.303%, 11/01/35	755	774
2.299%, 11/01/35	2,884	2,957
2.298%, 10/01/35	5,410	5,551
2.290%, 11/01/35	844	866
2.275%, 11/01/35	884	906
2.270%, 11/01/35	865	887
2.267%, 10/01/35	484	498
2.265%, 10/01/35	4,063	4,160
FNMA CMO STRIPS, Ser 2005-360, Cl 2, IO
5.000%, 08/01/35	13,374	2,561
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	2,135	2,306
FNMA CMO, Ser 2001-81, Cl HE
6.500%, 01/25/32	4,712	5,253
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/32	242	283
FNMA CMO, Ser 2002-94, Cl HQ
4.500%, 01/25/18	782	832
FNMA CMO, Ser 2004-60, Cl PA
5.500%, 04/25/34	464	505
FNMA CMO, Ser 2005-58, Cl MA
5.500%, 07/25/35	409	452
FNMA CMO, Ser 2006-112, Cl ST, IO
6.439%, 11/25/36(B)	10,909	1,527
FNMA CMO, Ser 2007-30, Cl MA
4.250%, 02/25/37	3	3
FNMA CMO, Ser 2007-77, Cl MH
6.000%, 12/25/36	1,822	1,978
FNMA CMO, Ser 2008-22, Cl SI, IO
6.169%, 03/25/37(B)	13,227	1,971
FNMA CMO, Ser 2008-72, Cl BX
5.500%, 08/25/38	448	484
FNMA CMO, Ser 2009-100, Cl PN
5.000%, 11/25/39	1,278	1,352
FNMA CMO, Ser 2009-110, Cl DA
4.500%, 01/25/40	905	943
FNMA CMO, Ser 2009-31, Cl A2
4.287%, 07/25/19	1,339	1,373
FNMA CMO, Ser 2009-71, Cl JT
6.000%, 06/25/36	547	602
FNMA CMO, Ser 2009-78, Cl J
5.000%, 09/25/19	1,533	1,642
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/37(A)	8,060	6,855
FNMA CMO, Ser 2009-93, Cl PD
4.500%, 09/25/39	1,003	1,022
FNMA CMO, Ser 2009-M2, Cl A3
4.001%, 01/25/19	1,437	1,450

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2010-15, Cl KA
4.000%, 03/25/39	$1,079	$1,119
FNMA CMO, Ser 2010-54, Cl EA
4.500%, 06/25/40	2,621	2,690
FNMA CMO, Ser 2010-58, Cl MA
5.500%, 12/25/38	2,579	2,764
FNMA CMO, Ser 2010-M3, Cl A2
4.450%, 09/25/19	467	481
FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/20 (B)	3,359	3,429
FNMA Grantor Trust CMO, Ser 2001- T7, Cl A1
7.500%, 02/25/41	228	258
FNMA Grantor Trust CMO, Ser 2002- T16, Cl A3
7.500%, 07/25/42	188	218
FNMA Grantor Trust CMO, Ser 2002- T6, Cl A2
7.500%, 10/25/41	336	381
FNMA Whole Loan CMO, Ser 2002-W4, Cl A5
7.500%, 05/25/42	239	278
GNMA
8.000%, 11/15/29 to 09/15/30	112	130
7.500%, 03/15/29 to 01/15/32	269	311
7.000%, 08/15/13	35	37
6.500%, 04/15/26 to 09/15/35	9,900	11,303
6.000%, 03/15/14 to 10/15/35	15,328	16,994
5.000%, 07/20/40 to 11/20/40	6,981	7,425
3.000%, 02/20/41	449	446
GNMA TBA
6.000%, 01/01/38	100	109
5.500%, 01/01/33	6,800	7,348
4.500%, 01/15/40	5,100	5,294
4.000%, 01/01/40 to 01/20/41	61,985	62,401
3.500%, 01/15/41 to 02/20/41 (B)	13,489	12,975
3.000%, 03/01/36 to 03/01/41 (B)	1,374	1,390
GNMA ARM
3.500%, 11/20/40 (B)	1,009	1,049
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/23	406	447
GNMA CMO, Ser 2005-13, Cl SD, IO
6.539%, 02/20/35 (B)	547	85
GNMA CMO, Ser 2005-81, Cl SD, IO
6.039%, 12/20/34 (B)	916	99
GNMA CMO, Ser 2005-82, Cl NS, IO
6.039%, 07/20/34 (B)	586	77
GNMA CMO, Ser 2006-37, Cl JG
5.000%, 07/20/36	685	725
GNMA CMO, Ser 2006-47, Cl SA, IO
6.539%, 08/16/36 (B)	1,382	257
GNMA CMO, Ser 2008-60, Cl SH, IO
5.889%, 07/16/38 (B)	528	64
GNMA CMO, Ser 2009-10, Cl ST, IO
6.189%, 03/16/34 (B)	569	64
GNMA CMO, Ser 2009-35, Cl SP, IO
6.139%, 05/16/37 (B)	1,319	173
GNMA CMO, Ser 2009-61, Cl WQ, IO
5.989%, 11/16/35 (B)	1,434	195
GNMA CMO, Ser 2009-64, Cl EQ
4.000%, 07/16/39	1,531	1,578

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2009-87, Cl TS, IO
5.839%, 07/20/35 (B)	$1,270	$171
GNMA CMO, Ser 2009-87, Cl KI, IO
6.039%, 09/20/35 (B)	622	75
GNMA CMO, Ser 2009-87, Cl SI, IO
6.489%, 02/20/35 (B)	687	102
GNMA CMO, Ser 2010-14, Cl SH, IO
5.739%, 02/16/40 (B)	762	116
GNMA CMO, Ser 2010-14, Cl SA, IO
7.739%, 12/20/32 (B)	686	98
GNMA CMO, Ser 2010-14, Cl SC, IO
4.543%, 08/20/35 (B)	1,150	154
GNMA CMO, Ser 2010-4, Cl NS, IO
6.129%, 01/16/40 (B)	23,412	3,145
GNMA CMO, Ser 2010-47, Cl XN, IO
6.289%, 04/16/34 (B)	1,170	101
GNMA CMO, Ser 2010-47, Cl VS, IO
5.989%, 11/16/37 (B)	1,011	132
GNMA CMO, Ser 2010-87, Cl SK, IO
6.239%, 07/16/40 (B)	1,906	262
GNMA CMO, Ser 2010-H27, Cl FA
0.640%, 12/20/60 (B)	2,100	2,100
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl A2
2.900%, 10/29/20	2,600	2,528
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/20	977	952
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.715%, 10/07/20 (B)	8,603	8,593
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.735%, 11/05/20 (B)	1,971	1,959
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.635%, 11/06/17 (B)	3,899	3,898

		778,734

Non-Agency Mortgage-Backed Obligations — 14.1%
American Home Mortgage Assets, Ser 2007-2, Cl A1
0.386%, 03/25/47 (B)	8,499	5,223
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.442%, 06/25/45 (B)	4,025	3,512
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
2.192%, 11/25/45 (B)	3,666	2,882
Americold Trust, Ser 2010-ARTA, Cl A1
3.847%, 01/14/29 (C)	1,214	1,216
Asset Securitization, Ser 1996-D3, Cl A2
7.552%, 10/13/26 (B)	627	639
Banc of America Commercial Mortgage Securities, Ser 2002-PB2, Cl B
6.309%, 06/11/35	414	431
Banc of America Commercial Mortgage Securities, Ser 2005-3, Cl A4
4.668%, 07/10/43	4,000	4,202
Banc of America Commercial Mortgage Securities, Ser 2005-6, Cl A4
5.369%, 09/10/47 (B)	357	383
Banc of America Commercial Mortgage Securities, Ser 2006-2, Cl A1
5.611%, 05/10/45	459	461

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Commercial Mortgage, Ser 2002-2, Cl B
5.271%, 07/11/43	$225	$234
Banc of America Commercial Mortgage, Ser 2002-2, Cl E
7.634%, 09/15/32 (B)	263	262
Banc of America Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/42	315	323
Banc of America Commercial Mortgage, Ser 2005-4, Cl A5A
4.933%, 07/10/45	1,607	1,678
Banc of America Commercial Mortgage, Ser 2005-5, Cl A4
5.115%, 10/10/45 (B)	380	407
Banc of America Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/47	1,759	1,841
Banc of America Commercial Mortgage, Ser 2007-3, Cl A3
5.658%, 06/10/49 (B)	1,360	1,425
Banc of America Funding, Ser 2003-1, Cl A1
6.000%, 05/20/33	31	32
Banc of America Funding, Ser 2005-B, Cl 2A1
3.033%, 04/20/35 (B)	4,160	3,122
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.280%, 05/25/34 (B)	2,648	2,555
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP2, Cl A2
6.480%, 02/15/35	42	43
Bear Stearns Commercial Mortgage Securities, Ser 2002-PBW1, Cl A2
4.720%, 11/11/35 (B)	537	558
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	129	135
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (B)	124	126
Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR4, Cl A3
5.468%, 06/11/41 (B)	1,133	1,218
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/41	390	399
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A3
5.116%, 02/11/41 (B)	823	870
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.144%, 10/12/42 (B)	3,250	3,498
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW15, Cl A4
5.331%, 02/11/44	950	975
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A1
5.593%, 06/11/40	164	166
Chase Mortgage Finance, Ser 2005-A1, Cl 2A3
3.701%, 12/25/35 (B)	12,400	10,408

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (B)	$1,267	$1,367
Commercial Mortgage Pass Through Certificates, Ser 2007-C9, Cl A4
5.815%, 12/10/49 (B)	313	337
Commercial Mortgage Pass Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/46 (C)	638	639
Commercial Mortgage Pass Through Certificates, Ser 2010-C1, Cl A3
4.205%, 07/10/46 (C)	831	807
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (C)	82	83
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl B
6.304%, 07/16/34 (C)	826	845
Commercial Mortgage Pass-Through Certificates, Ser 2004-LB2A, Cl A4
4.715%, 03/10/39	479	505
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/33	1,202	1,258
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/34	359	364
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.442%, 08/25/35 (B)	465	242
Countrywide Alternative Loan Trust, Ser 2005-59, Cl 1A1
0.583%, 11/20/35 (B)	8,690	5,302
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.661%, 09/25/35 (B) (C)	3,814	3,259
Credit Suisse First Boston Mortgage Securities, Ser 2003-C4, Cl B
5.253%, 08/15/36 (B)	528	550
Credit Suisse First Boston Mortgage Securities, Ser 2003-CPN1, Cl B
4.723%, 03/15/35	298	307
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	1,850	1,927
Credit Suisse Mortgage Capital Certificates, Ser 2007-C2, Cl A2
5.448%, 01/15/49 (B)	450	459
CS First Boston Mortgage Securities, Ser 2002-CKS4, Cl A2
5.183%, 11/15/36	1,008	1,051
CS First Boston Mortgage Securities, Ser 2002-CKS4, Cl A1
4.485%, 11/15/36	3	3
CS First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.809%, 10/25/33 (B)	3,041	2,661
CS First Boston Mortgage Securities, Ser 2003-CPN1, Cl A2
4.597%, 03/15/35	509	534
CS First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/38	105	108

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CS First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/37	$703	$726
Deutsche Mortgage Securities, Ser 2004-4, Cl 7AR2
0.711%, 06/20/34 (B)	827	697
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/22 (C)	296	307
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.661%, 11/19/44 (B)	2,205	878
Extended Stay America Trust, Ser 2010-ESHA, Cl A
2.951%, 11/05/27 (C)	464	457
FFCA Secured Lending, Ser 1999-1A, Cl M18, IO
0.860%, 09/18/25 (B) (C)	751	6
First Union National Bank Commercial Mortgage, Ser 2001-C4, Cl B
6.417%, 12/12/33	540	559
Fund America Investors II, Ser 1993-A, Cl A2
4.724%, 06/25/23 (B)	153	148
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/35 (B) (C)	5,010	5,314
GE Capital Commercial Mortgage, Ser 2001-3, Cl A1
5.560%, 06/10/38	13	13
GE Capital Commercial Mortgage, Ser 2002-1A, Cl A3
6.269%, 12/10/35	4,656	4,851
GE Capital Commercial Mortgage, Ser 2002-3A, Cl A2
4.996%, 12/10/37	10,500	11,020
GE Capital Commercial Mortgage, Ser 2006-C1, Cl A3
5.335%, 03/10/44 (B)	2,845	3,008
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl B
6.790%, 04/15/34	136	138
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl A2
6.700%, 04/15/34	249	251
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl D
5.487%, 05/10/40 (B)	233	235
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl B
5.487%, 05/10/40 (B)	531	559
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl A2
5.659%, 05/10/40 (B)	357	384
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	352	376
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A4
5.301%, 08/10/38 (B)	442	470
Greenwich Capital Commercial Funding, Ser 2003-C1, Cl B
4.229%, 07/05/35	372	384

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A6
5.135%, 06/10/36 (B)	$57	$60
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A5
4.883%, 06/10/36	692	699
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/36 (B)	3,600	3,883
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AAB
4.619%, 08/10/42	4,415	4,577
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (B)	1,421	1,508
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
6.080%, 08/10/09 (B)	7,600	8,292
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	8,645	9,108
GS Mortgage Securities II, Ser 2001- GL3A, Cl A2
6.449%, 08/15/18 (B) (C)	215	220
GS Mortgage Securities II, Ser 2004- C1, Cl A2
4.319%, 10/10/28	45	45
GS Mortgage Securities II, Ser 2004- GG2, Cl A6
5.396%, 08/10/38 (B)	286	307
GS Mortgage Securities II, Ser 2005- GG4, Cl A4A
4.751%, 07/10/39	747	788
GS Mortgage Securities II, Ser 2005- GG4, Cl AABA
4.680%, 07/10/39	291	303
GS Mortgage Securities II, Ser 2010- C2, Cl A2
5.162%, 12/10/43	1,654	1,705
GS Mortgage Securities II, Ser 2010- C2, Cl A1
3.849%, 12/10/43	659	671
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/27 (B) (C)	61	62
GSR Mortgage Loan Trust, Ser 2003- 13, Cl 1A1
4.454%, 10/25/33 (B)	2,264	2,309
GSR Mortgage Loan Trust, Ser 2005- AR4, Cl 3A5
2.900%, 07/25/35 (B)	7,000	5,438
Impac Funding, Ser 2010-1, Cl A1
5.314%, 01/25/51 (C)	1,549	1,560
Impac Secured Assets CMO Owner Trust, Ser 2006-2, Cl 2A1
0.611%, 08/25/36 (B)	754	680
Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
5.874%, 11/01/37 (B)	1,295	1,041
Indymac Index Mortgage Loan Trust, Ser 2007-AR15, Cl 2A1
5.996%, 08/25/37 (B)	7,294	4,868
JPMorgan Alternative Loan Trust, Ser 2006-A7, Cl 2A6
5.750%, 12/25/36 (B)	12,253	5,035

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl D
6.847%, 04/15/35 (B)	$306	$309
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl A3
6.429%, 04/15/35	3,103	3,145
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl B
5.211%, 12/12/34 (B)	144	150
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-CIB4, Cl C
6.450%, 05/12/34 (B)	403	418
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-CIB5, Cl A2
5.161%, 10/12/37	394	414
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-C1, Cl A1
4.275%, 01/12/37	307	315
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-CB6, Cl A1
4.393%, 07/12/37	140	144
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-CB7, Cl A4
4.879%, 01/12/38 (B)	540	572
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C2, Cl A3
5.232%, 05/15/41 (B)	532	566
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CB9, Cl A2
5.108%, 06/12/41 (B)	323	326
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CB9, Cl A4
5.538%, 06/12/41 (B)	1,246	1,333
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/41	498	520
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/42	228	236
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A4
4.918%, 10/15/42 (B)	215	228
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP5, Cl A4
5.203%, 12/15/44 (B)	601	647
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB14, Cl A4
5.481%, 12/12/44 (B)	577	615
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB14, Cl A2
5.437%, 12/12/44	608	611
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB16, Cl A4
5.552%, 05/12/45	311	332
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB17, Cl A4
5.429%, 12/12/43	601	637
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/47	296	308
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47	301	312

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD11, Cl ASB
5.817%, 06/15/49 (B)	$627	$665
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A3
5.989%, 02/15/51 (B)	793	831
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/51 (B)	1,375	1,456
JPMorgan Chase Commercial Mortgage Securities, Ser 2008-C2, Cl A1
5.017%, 02/12/51	1	1
JPMorgan Chase Commercial Mortgage Securities, Ser 2009-IWST, Cl A2
5.633%, 12/05/27 (C)	1,632	1,750
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (C)	1,176	1,204
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/32 (C)	973	917
JPMorgan Commercial Mortgage Finance, Ser 2000-C10, Cl C
7.645%, 08/15/32 (B)	146	147
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
5.932%, 07/15/44 (B)	303	321
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A4
5.942%, 07/15/44 (B)	781	835
LB-UBS Commercial Mortgage Trust, Ser 2001-C2, Cl A2
6.653%, 11/15/27	525	526
LB-UBS Commercial Mortgage Trust, Ser 2001-C3, Cl A2
6.365%, 12/15/28	1,000	1,012
LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Cl A4
5.594%, 06/15/31	1,009	1,056
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A4
4.563%, 09/15/26	190	193
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A5
4.853%, 09/15/31	2,825	2,954
LB-UBS Commercial Mortgage Trust, Ser 2002-C7, Cl A4
4.960%, 12/15/31	643	679
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Cl A4
5.124%, 11/15/32 (B)	849	907
LB-UBS Commercial Mortgage Trust, Ser 2004-C1, Cl A4
4.568%, 01/15/31	304	317
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/29	294	305
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A4
4.742%, 02/15/30	297	311
LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Cl A4
4.998%, 04/15/30	884	910

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AAB
5.403%, 02/15/40	$138	$145
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	80	82
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A3
5.933%, 07/15/40	1,151	1,206
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/45 (B)	1,100	1,157
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.154%, 04/15/41 (B)	549	595
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/34 (C)	3,369	3,338
Master Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/32	1,348	1,393
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.292%, 02/25/34 (B)	2,946	2,909
Merrill Lynch Mortgage Trust, Ser 2003-KEY1, Cl A4
5.236%, 11/12/35 (B)	949	1,006
Merrill Lynch Mortgage Trust, Ser 2004-KEY2, Cl A4
4.864%, 08/12/39 (B)	928	970
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/38 (B)	371	384
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A2
4.960%, 07/12/38	438	446
Merrill Lynch Mortgage Trust, Ser 2005-CKI1, Cl A6
5.241%, 11/12/37 (B)	1,108	1,193
Merrill Lynch Mortgage Trust, Ser 2005-MCP1, Cl A4
4.747%, 06/12/43 (B)	2,480	2,619
Merrill Lynch/Countrywide Commercial Mortgage, Ser 2006-4, Cl A3
5.172%, 12/12/49 (B)	7,000	7,245
MLCC Mortgage Investors, Ser 2004-B, Cl A3
2.214%, 05/25/29 (B)	756	751
Morgan Stanley Capital I, Ser 2003- IQ6, Cl A4
4.970%, 12/15/41	596	635
Morgan Stanley Capital I, Ser 2003- T11, Cl A4
5.150%, 06/13/41	707	752
Morgan Stanley Capital I, Ser 2004- HQ3, Cl A4
4.800%, 01/13/41	312	327
Morgan Stanley Capital I, Ser 2004- IQ8, Cl A4
4.900%, 06/15/40	886	915
Morgan Stanley Capital I, Ser 2004- T15, Cl A4
5.270%, 06/13/41 (B)	377	404

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2005- HQ5, Cl AAB
5.037%, 01/14/42	$184	$192
Morgan Stanley Capital I, Ser 2005- HQ6, Cl A4A
4.989%, 08/13/42	3,772	3,994
Morgan Stanley Capital I, Ser 2005- HQ7, Cl AAB
5.353%, 11/14/42 (B)	116	122
Morgan Stanley Capital I, Ser 2005- HQ7, Cl A4
5.191%, 11/14/42 (B)	717	772
Morgan Stanley Capital I, Ser 2005- IQ9, Cl A5
4.700%, 07/15/56	577	607
Morgan Stanley Capital I, Ser 2005- T17, Cl A4
4.520%, 12/13/41	72	73
Morgan Stanley Capital I, Ser 2006- IQ12, Cl ANM
5.310%, 12/15/43	738	746
Morgan Stanley Capital I, Ser 2006- T21, Cl A4
5.162%, 10/12/52 (B)	2,500	2,666
Morgan Stanley Capital I, Ser 2007- HQ13, Cl A1
5.357%, 12/15/44	279	289
Morgan Stanley Capital I, Ser 2007- HQ13, Cl A3
5.569%, 12/15/44	1,344	1,380
Morgan Stanley Capital I, Ser 2007- IQ14, Cl A4
5.692%, 04/15/49 (B)	4,200	4,353
Morgan Stanley Capital I, Ser 2007- IQ14, Cl AAB
5.654%, 04/15/49 (B)	197	208
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	545	553
Morgan Stanley Dean Witter Capital I, Ser 2002-HQ, Cl B
6.640%, 04/15/34	226	238
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	718	757
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/35	248	256
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.371%, 02/25/47 (B)	193	158
Nomura Asset Securities, Ser 1998-D6, Cl A2
7.046%, 03/15/30 (B)	921	1,014
PNC Mortgage Acceptance, Ser 2001- C1, Cl A2
6.360%, 03/12/34	98	98
Prudential Mortgage Capital Funding, Ser 2001-ROCK, Cl B
6.760%, 05/10/34	295	300
RBS Greenwhich Capital Mortgage Pass - Through Certificates, Ser 2007-B, Cl 1A4
0.711%, 01/25/37 (B)	4,101	2,417

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	$450	$450
Residential Asset Securitization Trust, Ser 2004-A6, Cl A1
5.000%, 08/25/19	624	618
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.796%, 12/25/34 (B)	970	939
Salomon Brothers Mortgage Securities VII, Ser 2000-C2, Cl C
7.727%, 07/18/33 (B)	96	96
Salomon Brothers Mortgage Securities VII, Ser 2001-C2, Cl A3
6.499%, 10/13/11	4,783	4,896
Salomon Brothers Mortgage Securities VII, Ser 2002-KEY2, Cl A2
4.467%, 03/18/36	52	54
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/40 (B)	333	338
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.581%, 10/25/35 (B)	1,488	1,005
Structured Adjustable Rate Mortgage Loan Trust, Ser 2007-7, Cl 2AS2
5.244%, 08/25/15 (B)	9,274	5,978
Structured Asset Mortgage Investments, Ser 2006-AR8, Cl A1A
0.461%, 10/25/36 (B)	4,265	2,761
Structured Asset Securities, Ser 2005- 17, Cl 5A1
5.500%, 10/25/35	2,675	2,307
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 3A1
6.180%, 09/25/37 (B)	2,034	1,975
US Bank, Ser 2007-1, Cl A
5.920%, 05/25/12	1,583	1,647
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1, Cl A4
6.287%, 04/15/34	174	182
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (C)	107	108
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	583	601
Washington Mutual Mortgage Pass- Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/18	746	756
Washington Mutual Mortgage Pass- Through Certificates, Ser 2005- AR13, Cl A1A1
0.551%, 10/25/47 (B)	3,729	3,147
Washington Mutual Mortgage Pass- Through Certificates, Ser 2005- AR15, Cl A1A2
0.541%, 11/25/47 (B)	5,596	4,296
Washington Mutual Mortgage Pass- Through Certificates, Ser 2005- AR16, Cl 1A4A
4.642%, 12/25/35 (B)	12,955	10,198

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Washington Mutual Mortgage Pass- Through Certificates, Ser 2005- AR19, Cl A1A2
0.551%, 12/25/45 (B)	$5,270	$4,071
Washington Mutual Mortgage Pass- Through Certificates, Ser 2005-AR5, Cl A6
2.705%, 05/25/35 (B)	9,220	7,648
Washington Mutual Mortgage Pass- Through Certificates, Ser 2006- AR13, Cl 1A
1.222%, 10/25/46 (B)	3,659	2,412
Washington Mutual Mortgage Pass- Through Certificates, Ser 2007-HY1, Cl 1A1
5.488%, 02/25/37 (B)	3,025	2,206
Washington Mutual Mortgage Pass- Through Certificates, Ser 2007-OA6, Cl 1A
1.152%, 07/25/47 (B)	8,097	5,314
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
4.532%, 06/25/34 (B)	2,709	2,658

		301,533

Total Mortgage-Backed Securities (Cost $1,066,734) ($ Thousands)		1,080,267

CORPORATE OBLIGATIONS — 31.9%

Consumer Discretionary — 1.6%
Boyd Gaming
7.125%, 02/01/16 (D)	350	314
British Sky Broadcasting Group
9.500%, 11/15/18 (C)	672	880
Comcast
6.500%, 01/15/15	985	1,122
6.500%, 01/15/17	2,255	2,600
5.650%, 06/15/35	240	233
5.300%, 01/15/14	2,340	2,549
5.150%, 03/01/20	145	152
Comcast Cable Communications
8.375%, 03/15/13	1,164	1,325
6.750%, 01/30/11	2,310	2,320
COX Communications
5.450%, 12/15/14	450	495
Daimler Finance LLC
7.300%, 01/15/12	1,400	1,488
6.500%, 11/15/13	1,320	1,494
DIRECTV Holdings
6.000%, 08/15/40	1,389	1,394
DISH DBS
7.875%, 09/01/19	690	721
Eastman Kodak
7.250%, 11/15/13	1,080	1,061
Echostar DBS
7.750%, 05/31/15	30	32
7.125%, 02/01/16	190	196
Inn of the Mountain Gods Resort & Casino
12.000%, 11/15/10 (E)	1,010	526
Mattel
6.200%, 10/01/40	460	453
MGM Mirage
7.625%, 01/15/17	440	411

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NBC Universal
5.950%, 04/01/41 (C) (D)	$350	$350
4.375%, 04/01/21(C)	790	767
2.875%, 04/01/16 (C)	954	932
News America
6.650%, 11/15/37	180	199
6.200%, 12/15/34	65	68
6.150%, 03/01/37	1,215	1,267
Reynolds Group Issuer
7.750%, 10/15/16 (C)	1,720	1,819
7.125%, 04/15/19 (C)	240	244
Sears Holdings
6.625%, 10/15/18 (C)	340	317
Station Casinos
7.750%, 08/15/16 (E)	1,495	—
Thomson Reuters
5.950%, 07/15/13	477	530
Time Warner
3.150%, 07/15/15	1,100	1,118
Time Warner Cable
8.750%, 02/14/19	210	268
8.250%, 04/01/19	2,095	2,602
6.550%, 05/01/37	1,645	1,761
5.875%, 11/15/40 (D)	1,230	1,217
4.125%, 02/15/21	240	228
Time Warner Entertainment
8.375%, 07/15/33	60	76
United Business Media
5.750%, 11/03/20 (C)	550	528

		34,057

Consumer Staples — 1.5%
Altria Group
10.200%, 02/06/39	480	694
9.700%, 11/10/18	227	300
9.250%, 08/06/19	1,250	1,631
Anheuser-Busch
5.050%, 10/15/16	940	1,018
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 (C)	2,570	3,198
5.375%, 11/15/14 (C)	255	281
5.375%, 01/15/20	1,580	1,712
5.000%, 04/15/20	560	592
4.125%, 01/15/15	1,330	1,401
Coca-Cola
3.150%, 11/15/20	785	737
1.500%, 11/15/15	1,290	1,238
CVS Caremark
9.350%, 01/10/23 (C)	4,300	4,431
Diageo Capital
4.828%, 07/15/20	2,430	2,564
HJ Heinz
5.350%, 07/15/13	510	559
Kraft Foods
6.500%, 02/09/40	2,750	3,082
5.375%, 02/10/20	2,450	2,637
PepsiCo
5.500%, 01/15/40	180	190
Reynolds American
6.750%, 06/15/17	1,260	1,408
Wal-Mart Stores
5.625%, 04/01/40	1,350	1,438
5.000%, 10/25/40	145	141
3.250%, 10/25/20	925	869

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Woolworths
4.000%, 09/22/20 (C)	$820	$794

		30,915

Energy — 3.5%
Anadarko Finance, Ser B
7.500%, 05/01/31	1,090	1,205
Anadarko Petroleum
6.450%, 09/15/36	210	209
6.375%, 09/15/17	1,227	1,337
5.950%, 09/15/16	1,840	1,977
Apache
6.000%, 09/15/13	2,570	2,886
5.100%, 09/01/40	640	622
Baker Hughes
7.500%, 11/15/18	1,960	2,458
BG Energy Capital
2.500%, 12/09/15 (C)	675	669
BP Capital Markets
5.250%, 11/07/13	1,790	1,939
3.875%, 03/10/15	210	217
3.125%, 03/10/12	240	245
Chesapeake Energy
7.250%, 12/15/18	660	683
6.625%, 08/15/20	130	128
6.500%, 08/15/17	275	276
Cie Generale de Geophysique-Veritas
7.750%, 05/15/17	110	113
7.500%, 05/15/15	1,205	1,226
Conoco Funding
7.250%, 10/15/31	50	62
ConocoPhillips
5.900%, 10/15/32	10	11
5.900%, 05/15/38	1,680	1,848
Consol Energy
8.250%, 04/01/20 (C)	660	713
El Paso
6.950%, 06/01/28	6,750	6,237
El Paso Pipeline Partners Operating
7.500%, 11/15/40	580	601
Encana
6.500%, 02/01/38	1,345	1,459
Energy Transfer Partners
9.000%, 04/15/19	505	633
6.700%, 07/01/18	1,250	1,418
Enterprise Products Operating
9.750%, 01/31/14	1,910	2,307
Gazprom Via Gaz Capital
6.212%, 11/22/16 (C)	220	234
Hess
7.875%, 10/01/29	1,070	1,343
7.300%, 08/15/31	1,220	1,463
Husky Energy
7.250%, 12/15/19	559	664
5.900%, 06/15/14	552	606
Kerr-McGee
7.875%, 09/15/31	830	951
6.950%, 07/01/24	450	489
Kinder Morgan Energy Partners
7.125%, 03/15/12	90	96
6.750%, 03/15/11	450	455
6.000%, 02/01/17	505	558
5.850%, 09/15/12	130	139
5.000%, 12/15/13	720	782
Kinder Morgan Finance
6.000%, 01/15/18 (C)	775	761

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Motiva Enterprises
6.850%, 01/15/40 (C)	$1,100	$1,279
Occidental Petroleum
7.000%, 11/01/13	1,330	1,538
4.100%, 02/01/21	1,110	1,128
2.500%, 02/01/16	1,585	1,581
Odebrecht Drilling Norbe VIII
6.350%, 06/30/21 (C)	590	614
Peabody Energy
6.500%, 09/15/20	610	651
Pemex Project Funding Master Trust
6.625%, 06/15/35	1,667	1,696
Petrobras International Finance
6.125%, 10/06/16	655	720
5.750%, 01/20/20	574	596
Petro-Canada
6.800%, 05/15/38	2,020	2,301
Plains All American Pipeline
6.650%, 01/15/37	210	221
3.950%, 09/15/15	716	740
QEP Resources
6.875%, 03/01/21	650	683
Range Resources
6.750%, 08/01/20	620	639
Rockies Express Pipeline
3.900%, 04/15/15 (C)	1,568	1,551
SandRidge Energy
9.875%, 05/15/16 (C)	870	920
Shell International Finance BV
4.375%, 03/25/20	1,700	1,783
3.100%, 06/28/15	1,148	1,179
Southern Natural Gas
8.000%, 03/01/32	170	195
Southern Union
8.250%, 11/15/29	1,315	1,420
Suncor Energy
6.500%, 06/15/38	115	128
Tennessee Gas Pipeline
7.625%, 04/01/37	430	479
Total Capital
3.000%, 06/24/15	1,085	1,108
Transocean
4.950%, 11/15/15	1,660	1,716
Valero Energy
10.500%, 03/15/39	1,750	2,323
9.375%, 03/15/19	1,700	2,110
Williams
7.875%, 09/01/21	3,550	4,190
7.750%, 06/15/31	1,392	1,570

		75,079

Financials — 16.4%
Achmea Hypotheekbank
3.200%, 11/03/14 (C)	2,455	2,554
AEP Texas Central Transition Funding
5.090%, 07/01/15	3,600	3,982
4.980%, 07/01/13	2,282	2,388
Allstate
7.450%, 05/16/19	1,085	1,317
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/13	100	109
Ally Financial
8.300%, 02/12/15	180	198
8.000%, 03/15/20	740	808

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.875%, 09/15/11	$2,325	$2,389
2.496%, 12/01/14 (B)	2,234	2,079
American Express
7.250%, 05/20/14	120	137
6.800%, 09/01/66 (B)	2,010	1,990
American Express Credit MTN
2.750%, 09/15/15	2,035	2,002
American General Finance MTN
6.900%, 12/15/17	520	420
American Honda Finance MTN
3.875%, 09/21/20 (C)	1,065	1,025
American International Group
6.400%, 12/15/20	1,195	1,254
6.250%, 03/15/37	2,560	2,264
5.850%, 01/16/18	1,560	1,609
ASIF Global Financing XIX
4.900%, 01/17/13 (C)	390	402
Australia & New Zealand Banking Group
3.700%, 01/13/15 (C)	1,445	1,489
BAC Capital Trust XIV
5.630%, 03/15/12 (B)	130	92
BAC Capital Trust XV
1.096%, 06/01/56 (B)	5,715	3,551
Bank of America
7.375%, 05/15/14	1,120	1,245
6.500%, 08/01/16	3,375	3,662
6.000%, 09/01/17	895	938
5.875%, 01/05/21	1,195	1,236
5.750%, 12/01/17	1,470	1,530
5.625%, 07/01/20	1,145	1,167
5.420%, 03/15/17	4,400	4,360
4.500%, 04/01/15	180	183
3.700%, 09/01/15 (D)	1,355	1,343
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/15 (C)	690	720
Barclays Bank
6.050%, 12/04/17 (C)	1,230	1,262
5.200%, 07/10/14	530	572
5.140%, 10/14/20	1,044	939
5.125%, 01/08/20	1,310	1,338
5.000%, 09/22/16	170	180
2.500%, 09/21/15 (C)	1,625	1,566
Barnett Capital III
0.912%, 02/01/27 (B)	425	300
Bear Stearns
7.250%, 02/01/18	420	498
6.400%, 10/02/17	70	80
5.350%, 02/01/12	3,280	3,432
4.650%, 07/02/18	995	1,022
Berkshire Hathaway
3.200%, 02/11/15	1,610	1,661
Berkshire Hathaway Finance
5.400%, 05/15/18	830	911
BNP Paribas Home Loan Covered Bonds
2.200%, 11/02/15 (C)	1,750	1,676
Boeing Capital
4.700%, 10/27/19	490	520
Boston Properties
4.125%, 05/15/21 ‡	475	450
Capital One Bank USA
8.800%, 07/15/19	855	1,052

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CDP Financial
3.000%, 11/25/14 (C)	$2,450	$2,490
Chase Capital VI
0.912%, 08/01/28 (B)	2,500	1,976
Citigroup
6.875%, 03/05/38	1,660	1,841
6.375%, 08/12/14	786	869
6.125%, 05/15/18	3,970	4,349
6.010%, 01/15/15	660	724
6.000%, 12/13/13	2,250	2,459
5.875%, 02/22/33	2,800	2,603
5.375%, 08/09/20	610	634
5.000%, 09/15/14	3,245	3,357
4.750%, 05/19/15	677	709
4.587%, 12/15/15	1,585	1,652
0.572%, 06/09/16 (B)	3,650	3,257
Citigroup Capital III
7.625%, 12/01/36	1,500	1,536
Citigroup Funding
1.875%, 10/22/12	1,855	1,892
Commonwealth Bank of Australia MTN
5.000%, 10/15/19 (C)	450	471
3.750%, 10/15/14 (C)	1,060	1,100
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
11.000%, 12/31/49 (B) (C)	1,810	2,340
Countrywide Financial
6.250%, 05/15/16	1,080	1,107
Countrywide Home Loans MTN
4.000%, 03/22/11	2,100	2,115
Credit Agricole
8.375%, 12/31/49 (B) (C)	2,460	2,528
Credit Suisse New York
6.000%, 02/15/18	3,258	3,493
Depfa ACS Bank
5.125%, 03/16/37 (C)	710	473
Deutsche Bank MTN
4.875%, 05/20/13	1,830	1,962
Deutsche Bank Capital Funding Trust VII
5.628%, 01/19/49 (B) (C)	2,760	2,470
Dexia Credit Local
2.750%, 04/29/14 (C)	4,895	4,965
DnB Boligkreditt
2.100%, 10/14/15 (C)	2,980	2,834
East Lane Re
6.287%, 05/06/11 (B) (C)	650	655
Export-Import Bank of Korea
5.500%, 10/17/12	542	574
Farmer Mac Guaranteed Notes Trust 2007-1
5.125%, 04/19/17 (C)	3,540	3,851
Farmers Exchange Capital
7.050%, 07/15/28 (C)	1,434	1,386
Farmers Insurance Exchange
8.625%, 05/01/24 (C)	3,017	3,304
FIH Erhvervsbank
2.000%, 06/12/13 (C)	1,420	1,444
First Industrial L.P. MTN
7.500%, 12/01/17	970	846
Fleet Capital Trust II
7.920%, 12/11/26	1,050	1,055
Ford Motor Credit LLC
8.000%, 12/15/16	480	536

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

General Electric Capital MTN
6.375%, 11/15/19 (B)	$5,870	$5,811
5.900%, 05/13/14	2,800	3,099
5.875%, 01/14/38	1,300	1,349
5.625%, 05/01/18	5,135	5,608
5.500%, 01/08/20 (D)	220	235
5.450%, 01/15/13	20	22
4.375%, 09/16/20	2,460	2,421
0.666%, 05/05/26 (B)	3,500	2,904
0.414%, 03/20/14 (B)	1,900	1,805
Glitnir Banki HF
7.451%, 09/14/16 (C) (E)	400	—
6.693%, 06/15/16 (C) (E)	3,960	—
6.375%, 09/25/12 (C) (E)	2,330	693
6.330%, 07/28/11 (C) (E)	1,980	589
Goldman Sachs Capital II
5.793%, 12/29/49 (B)	200	170
Goldman Sachs Group
6.750%, 10/01/37	706	722
6.600%, 01/15/12	180	190
6.150%, 04/01/18	3,780	4,162
6.000%, 06/15/20	2,833	3,061
5.950%, 01/18/18 (D)	260	282
5.450%, 11/01/12	4,040	4,321
5.375%, 03/15/20	3,230	3,338
5.350%, 01/15/16	660	709
5.300%, 02/14/12	80	84
5.250%, 10/15/13	390	422
4.750%, 07/15/13	130	138
3.625%, 08/01/12	270	279
0.789%, 01/12/15 (B)	1,750	1,692
0.688%, 07/22/15 (B)	500	479
Hartford Financial Services Group
5.500%, 03/30/20	825	837
HBOS Capital Funding
6.071%, 06/30/49 (B) (C)	1,330	1,084
HBOS PLC MTN
6.750%, 05/21/18 (C)	2,100	1,966
HCP MTN
6.700%, 01/30/18 ‡	316	339
6.300%, 09/15/16 ‡	1,196	1,288
6.000%, 01/30/17 ‡	4,196	4,388
5.650%, 12/15/13 ‡	934	1,003
Health Care REIT
4.950%, 01/15/21 ‡	2,500	2,409
Highwoods Properties
7.500%, 04/15/18 ‡	1,142	1,275
HSBC Holdings PLC
6.800%, 06/01/38	1,040	1,125
ICICI Bank
6.375%, 04/30/22 (B) (C)	1,260	1,263
ILFC E-Capital Trust II
6.250%, 12/21/65 (B) (C)	400	312
International Lease Finance
6.500%, 09/01/14 (C)	2,530	2,682
Intesa Sanpaolo SPA
3.625%, 08/12/15 (C)	710	687
Itau Unibanco Holding MTN
6.200%, 04/15/20 (C)	935	961
JPMorgan Chase
5.750%, 01/02/13	1,710	1,853
5.500%, 10/15/40	295	302
4.950%, 03/25/20	150	154
4.750%, 05/01/13	510	546
4.400%, 07/22/20	210	207

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.250%, 10/15/20	$1,260	$1,231
3.700%, 01/20/15	125	129
JPMorgan Chase Bank
6.000%, 07/05/17	2,250	2,440
6.000%, 10/01/17	1,323	1,467
0.632%, 06/13/16 (B)	1,300	1,225
JPMorgan Chase Capital XIII
1.239%, 09/30/34 (B)	1,000	791
JPMorgan Chase Capital XXIII
1.286%, 05/15/47 (B)	1,900	1,465
JPMorgan Chase Capital XXV
6.800%, 10/01/37	934	966
Kaupthing Bank MTN
7.625%, 02/28/15 (C) (E)	8,810	2,357
7.125%, 05/19/16 (C) (E)	1,350	—
5.750%, 10/04/11 (C) (E)	960	257
Kilroy Realty
6.625%, 06/01/20 ‡	455	453
5.000%, 11/03/15 ‡	330	328
Korea Development Bank
3.250%, 03/09/16 (D)	1,192	1,159
Landsbanki Islands
6.100%, 08/25/11 (C) (E)	5,570	613
Lazard Group
7.125%, 05/15/15	972	1,047
6.850%, 06/15/17	1,332	1,393
LBG Capital No. 1 MTN
8.000%, 12/15/49 (B)	2,090	1,839
Lehman Brothers Holdings MTN
14.500%, 06/20/16 (B) (E)	3,977	905
11.000%, 11/07/16 (B) (E)	4,283	974
8.910%, 02/16/17 (E)	2,370	539
6.750%, 12/28/17 (E)	4,320	—
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, 11/29/49 (E)	4,280	—
Liberty Mutual Group
7.500%, 08/15/36 (C)	549	546
Lloyds TSB Bank MTN
6.500%, 09/14/20 (C)	956	880
5.800%, 01/13/20 (C)	240	237
4.375%, 01/12/15 (C)	1,070	1,070
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (C)	1,825	2,443
MBNA Capital A
8.278%, 12/01/26	1,450	1,468
Merrill Lynch MTN
8.950%, 05/18/17 (B)	1,790	1,996
8.680%, 05/02/17 (B)	3,160	3,508
7.430%, 09/01/22	3	3
6.050%, 05/16/16	350	361
5.700%, 05/02/17	1,300	1,304
5.450%, 02/05/13	2,080	2,194
MetLife
7.717%, 02/15/19	210	258
6.750%, 06/01/16	1,060	1,230
6.400%, 12/15/36	450	423
5.875%, 02/06/41	60	63
4.750%, 02/08/21	540	551
MetLife Capital Trust IV
7.875%, 12/15/37 (C)	800	846
MetLife Capital Trust X
9.250%, 04/08/38 (C)	1,800	2,115
Metropolitan Life Global Funding I
5.125%, 04/10/13 (C)	110	118

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.125%, 06/10/14 (C)	$2,750	$2,991
2.500%, 09/29/15 (C)	1,090	1,074
Morgan Stanley MTN
7.300%, 05/13/19	100	113
6.750%, 04/15/11	30	30
6.625%, 04/01/18	1,640	1,779
6.000%, 05/13/14	5,710	6,170
6.000%, 04/28/15	630	682
5.950%, 12/28/17	605	640
5.625%, 09/23/19	160	163
5.550%, 04/27/17	2,415	2,516
5.500%, 07/24/20	1,000	1,010
3.450%, 11/02/15	1,040	1,014
0.739%, 10/18/16 (B)	5,815	5,371
MUFG Capital Finance 1
6.346%, 07/25/49 (B)	870	877
National Australia Bank
5.350%, 06/12/13 (C)	2,500	2,708
National Capital Trust II
5.486%, 12/29/49 (B) (C)	2,231	2,149
Nationwide Mutual Insurance
6.600%, 04/15/34 (C)	2,440	2,128
5.810%, 06/15/09 (B) (C)	1,975	1,815
NB Capital Trust IV
8.250%, 04/15/27	1,055	1,068
New York Life Global Funding
3.000%, 05/04/15 (C)	1,840	1,878
Nordea Bank
4.875%, 01/27/20 (C)	140	143
3.700%, 11/13/14 (C)	2,400	2,474
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (C)	955	1,055
Power Receivables Financial
6.290%, 01/01/12	1,069	1,084
Pricoa Global Funding I
5.450%, 06/11/14 (C)	3,400	3,769
Prime Property Fund
5.600%, 06/15/11 (C)	1,384	1,400
5.500%, 01/15/14 ‡ (C)	1,850	1,836
Prudential Financial MTN
6.200%, 11/15/40	365	386
4.500%, 11/15/20	305	298
Prudential Holdings
8.695%, 12/18/23 (C)	1,300	1,549
Qatari Diar Finance QSC
5.000%, 07/21/20 (C)	910	906
Reckson Operating Partnership
7.750%, 03/15/20 ‡	506	541
Residential Capital
9.625%, 05/15/15	15	15
Royal Bank of Scotland Group
6.400%, 10/21/19	2,230	2,244
5.000%, 11/12/13	250	247
5.000%, 10/01/14	990	952
4.875%, 03/16/15	400	409
3.950%, 09/21/15	400	393
0.000%, 09/29/17	1,000	665
Santander US Debt Unipersonal
3.781%, 10/07/15 (C)	100	94
3.724%, 01/20/15 (C)	1,600	1,516
Simon Property Group L.P.
5.750%, 12/01/15 ‡	910	1,011
SLM MTN
5.625%, 08/01/33	695	545

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.375%, 05/15/14	$1,955	$1,965
5.050%, 11/14/14	690	659
5.000%, 04/15/15	120	115
Sparebanken 1 Boligkreditt
1.250%, 10/25/13 (C)	1,510	1,500
Sumitomo Mitsui Banking
3.150%, 07/22/15 (C)	1,360	1,384
SunTrust Preferred Capital I
5.853%, 12/15/11 (B)	259	197
Svensk Exportkredit
3.250%, 09/16/14	1,529	1,602
1.750%, 10/20/15	1,820	1,755
Tanger Properties
6.125%, 06/01/20 ‡	490	526
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (C)	2,160	2,527
TNK-BP Finance
7.500%, 07/18/16 (C)	230	255
Travelers MTN
5.375%, 06/15/12	370	392
UBS MTN
4.875%, 08/04/20	320	326
3.875%, 01/15/15	1,320	1,360
UDR MTN
5.000%, 01/15/12 ‡	2,000	2,055
US Bancorp
1.125%, 10/30/13	870	862
Ventas Realty
3.125%, 11/30/15 ‡	445	429
Wachovia MTN
5.500%, 05/01/13	2,100	2,287
5.250%, 08/01/14	2,570	2,741
Wachovia Bank
6.600%, 01/15/38	705	776
Wachovia Capital Trust III
5.800%, 03/15/11 (B)	1,930	1,674
WEA Finance
7.500%, 06/02/14 (C)	490	556
7.125%, 04/15/18 (C)	3,581	4,120
6.750%, 09/02/19 (C)	1,230	1,370
Wells Fargo Capital X
5.950%, 12/15/36	760	734
Wells Fargo Capital XV
9.750%, 12/31/49 (B)	3,790	4,216
Westfield Group
5.400%, 10/01/12 (C)	703	745
Westpac Banking
4.875%, 11/19/19	105	110
3.000%, 12/09/15	2,560	2,555
2.250%, 11/19/12	245	251
Woodbourne Capital Trust II
1.328%, 04/08/49 (B) (C)	625	256
Woodbourne Capital Trust III
1.328%, 04/08/49 (B) (C)	625	256
Woodbourne Capital Trust IV
1.328%, 04/08/49 (B) (C)	625	256
WR Berkley
5.375%, 09/15/20	415	405

		349,142

Government — 0.6%
Chile Government International Bond
3.875%, 08/05/20	1,275	1,254

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kommunalbanken AS
1.750%, 10/05/15 (C)	$1,138	$1,104
Peruvian Government International Bond
5.625%, 11/18/50	595	550
Poland Government International Bond
3.875%, 07/16/15	755	767
Province of Ontario Canada
3.150%, 12/15/17	1,200	1,193
United Mexican States MTN
6.050%, 01/11/40	248	254
World Bank Discount Notes
0.200%, 04/19/11 (A)	7,160	7,158

		12,280

Health Care — 1.1%
Allergan
3.375%, 09/15/20	1,335	1,259
Amgen
5.750%, 03/15/40	150	159
3.450%, 10/01/20	1,385	1,320
Becton Dickinson
3.250%, 11/12/20	490	460
Coventry Health Care
5.950%, 03/15/17	914	929
DaVita
6.625%, 11/01/20	300	297
FMC Finance III
6.875%, 07/15/17	600	636
GlaxoSmithKline Capital
5.650%, 05/15/18	920	1,052
HCA
7.500%, 11/15/95	3,800	3,021
Humana
7.200%, 06/15/18	1,150	1,299
Life Technologies
5.000%, 01/15/21	435	431
3.500%, 01/15/16	1,285	1,281
Medtronic
4.450%, 03/15/20	730	758
Merck
3.875%, 01/15/21	760	755
Pfizer
5.350%, 03/15/15	140	158
Roche Holdings
6.000%, 03/01/19 (C)	1,410	1,640
Tenet Healthcare
8.875%, 07/01/19	1,695	1,915
UnitedHealth Group
6.875%, 02/15/38	170	198
6.000%, 06/15/17	51	57
5.800%, 03/15/36	280	284
5.700%, 10/15/40	510	508
3.875%, 10/15/20	530	506
WellPoint
6.800%, 08/01/12	1,000	1,086
5.875%, 06/15/17	2,190	2,448
Wyeth
5.950%, 04/01/37	1,100	1,217

		23,674

Industrials — 1.4%
Allied Waste North America
6.875%, 06/01/17	260	286
Boeing
4.875%, 02/15/20	1,380	1,486

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Burlington Northern Santa Fe
5.750%, 05/01/40	$1,052	$1,088
Cedar Brakes I LLC
8.500%, 02/15/14 (C)	941	966
Complete Production Services
8.000%, 12/15/16	1,005	1,040
Continental Airlines 1999-2 Cl C-2 Pass Through Trust, Ser 1999-2
7.256%, 03/15/20	2,805	3,043
Continental Airlines 2007-1 Cl A Pass Through Trust, Ser 2007-1
5.983%, 04/19/22	1,964	2,072
Continental Airlines 2009-1 Pass Through Trust, Ser 2009-1
9.000%, 07/08/16	2,879	3,296
Delta Air Lines 2001-1 Cl A-2 Pass Through Trust, Ser 2001-1
7.111%, 09/18/11	1,575	1,626
Delta Air Lines 2007-1 Cl A Pass Through Trust
6.821%, 08/10/22	1,544	1,637
Hutchison Whampoa International 09
4.625%, 09/11/15 (C)	1,905	2,000
JetBlue Airways 2004-2 G-1 Pass Through Trust
0.661%, 08/15/16 (B)	3,041	2,790
Kansas City Southern de Mexico
12.500%, 04/01/16	522	639
L-3 Communications
5.875%, 01/15/15	300	306
Northrop Grumman
5.050%, 11/15/40	330	308
3.500%, 03/15/21	485	452
1.850%, 11/15/15	1,140	1,093
RailAmerica
9.250%, 07/01/17	1,008	1,108
Raytheon
3.125%, 10/15/20	945	871
Systems 2001 Asset Trust
6.664%, 09/15/13 (C)	935	1,025
United Air Lines
9.750%, 01/15/17	609	701
United Parcel Service
4.500%, 01/15/13	980	1,048

		28,881

Information Technology — 0.3%
Adobe Systems
4.750%, 02/01/20	667	682
Arrow Electronics
5.125%, 03/01/21	480	459
3.375%, 11/01/15	315	305
Freescale Semiconductor
10.125%, 12/15/16	60	63
Harris
6.150%, 12/15/40	210	215
Hewlett-Packard
3.750%, 12/01/20	815	797
2.200%, 12/01/15	1,060	1,044
2.125%, 09/13/15	1,615	1,595
National Semiconductor
6.600%, 06/15/17	170	188
Oracle
5.375%, 07/15/40 (C)	1,495	1,514
SAIC
5.950%, 12/01/40 (C)	320	324

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

		7,186

Materials — 0.8%
Alcoa
6.000%, 07/15/13	$170	$187
Ball
6.750%, 09/15/20	1,060	1,113
5.750%, 05/15/21	560	542
CodelCo
4.750%, 10/15/14 (C)	470	502
Dow Chemical
8.550%, 05/15/19	1,045	1,310
5.900%, 02/15/15	540	598
4.850%, 08/15/12	1,195	1,260
4.250%, 11/15/20	570	546
Freeport-McMoRan Copper & Gold
8.375%, 04/01/17	1,390	1,538
Nacional del Cobre de Chile
3.750%, 11/04/20 (C)	1,120	1,061
Potash Corp of Saskatchewan
4.875%, 03/30/20	280	292
PPG Industries
6.650%, 03/15/18	435	500
5.750%, 03/15/13	435	472
Rio Tinto Finance USA
6.500%, 07/15/18	3,480	4,057
Steel Dynamics
6.750%, 04/01/15	810	820
Teck Resources
10.250%, 05/15/16	52	64
Vale Overseas
8.250%, 01/17/34	195	243
6.875%, 11/21/36	1,300	1,430
6.875%, 11/10/39	327	361
4.625%, 09/15/20	600	594

		17,490

Sovereign — 0.2%
Brazilian Government International Bond
5.625%, 01/07/41	275	273
Province of Ontario Canada
4.400%, 04/14/20	115	120
Qatar Govt International Bond
4.000%, 01/20/15 (C)	2,310	2,391
RSHB Capital
6.299%, 05/15/17 (C)	700	704
Russian Foreign Bond - Eurobond
7.500%, 03/31/30	152	176
3.625%, 04/29/15 (C)	300	300
United Mexican States MTN, Ser A
7.500%, 04/08/33	176	216
6.750%, 09/27/34	748	842

		5,022

Telecommunication Services — 1.9%
America Movil
5.625%, 11/15/17	440	479
5.000%, 10/16/19	1,024	1,066
5.000%, 03/30/20	750	780
American Tower
5.050%, 09/01/20	314	309
4.500%, 01/15/18	1,120	1,110
AT&T
6.500%, 09/01/37	1,380	1,488

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.450%, 06/15/34	$625	$663
6.300%, 01/15/38	1,190	1,255
5.500%, 02/01/18	710	789
5.100%, 09/15/14	1,530	1,674
AT&T Mobility LLC
6.500%, 12/15/11	1,455	1,535
BellSouth
4.750%, 11/15/12	170	181
British Telecommunications PLC
9.875%, 12/15/30	367	489
Cellco Partnership
8.500%, 11/15/18	610	798
7.375%, 11/15/13	275	319
5.550%, 02/01/14	1,410	1,555
3.750%, 05/20/11	1,300	1,316
Cricket Communications
7.750%, 05/15/16	840	872
Deutsche Telekom International Finance
5.750%, 03/23/16	1,920	2,150
Frontier Communications
8.500%, 04/15/20	305	333
8.250%, 04/15/17	585	642
8.125%, 10/01/18	160	176
Intelsat Jackson Holdings
9.500%, 06/15/16	180	190
8.500%, 11/01/19 (C)	250	272
New Cingular Wireless Services
8.125%, 05/01/12	1,595	1,742
Qtel International Finance
4.750%, 02/16/21 (C)	530	505
Qwest
7.500%, 10/01/14	766	858
Rogers Communications
7.875%, 05/01/12	550	597
6.800%, 08/15/18	450	542
6.750%, 03/15/15	1,015	1,178
6.375%, 03/01/14	1,166	1,310
5.500%, 03/15/14	201	220

Sprint Capital
8.750%, 03/15/32	660	667

Telecom Italia Capital
6.999%, 06/04/18	370	392
6.200%, 07/18/11	1,730	1,775
5.250%, 11/15/13	790	823
5.250%, 10/01/15	90	92
4.950%, 09/30/14	1,250	1,281
Telefonica Emisiones SAU
6.221%, 07/03/17	110	118
5.984%, 06/20/11	720	736
5.134%, 04/27/20	1,107	1,066
Telefonica Moviles Chile
2.875%, 11/09/15 (C)	505	485
Telemar Norte Leste SA
5.500%, 10/23/20 (C)	1,135	1,092
Verizon Communications
6.250%, 04/01/37	335	357
6.100%, 04/15/18	465	528
5.500%, 02/15/18	1,920	2,110
Verizon Global Funding
7.750%, 12/01/30	1,060	1,315
Verizon New York
6.875%, 04/01/12	660	704

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Virgin Media Finance PLC
9.125%, 08/15/16	$70	$75

		41,009

Utilities — 2.6%
Aquila
11.875%, 07/01/12	2,535	2,876
Calpine
7.500%, 02/15/21 (C)	530	522
Calpine Construction Finance
8.000%, 06/01/16 (C)	975	1,036
Cedar Brakes II LLC
9.875%, 09/01/13 (C)	1,394	1,487
CMS Energy
5.050%, 02/15/18	705	697
Constellation Energy Group
5.150%, 12/01/20	450	443
Dominion Resources
8.875%, 01/15/19	2,010	2,604
DPL
6.875%, 09/01/11	1,098	1,139
Duke Energy
6.300%, 02/01/14	983	1,095
Duke Energy Carolinas
5.625%, 11/30/12	1,470	1,593
Edison Mission Energy
7.625%, 05/15/27	420	303
Enel Finance International
6.000%, 10/07/39 (C)	1,740	1,561
Energy Future Holdings
11.250%, 11/01/17 (D)	2,110	1,266
10.000%, 12/01/20	4,766	4,915
Exelon
5.625%, 06/15/35	1,060	1,009
Exelon Generation
6.250%, 10/01/39	45	45
5.750%, 10/01/41	295	281
5.200%, 10/01/19	40	42
4.000%, 10/01/20	180	168
FirstEnergy Solutions
6.800%, 08/15/39	295	286
6.050%, 08/15/21	500	514
FirstEnergy, Ser B
6.450%, 11/15/11	23	24
FirstEnergy, Ser C
7.375%, 11/15/31	1,955	2,061
Florida Power
6.400%, 06/15/38	240	279
KCP&L Greater Missouri Operations
8.270%, 11/15/21	2,700	3,000
Korea Hydro & Nuclear Power
3.125%, 09/16/15 (C) (D)	720	698
Midamerican Energy Holdings
6.500%, 09/15/37	1,590	1,799
Nevada Power
8.250%, 06/01/11	1,655	1,705
Nisource Finance
6.800%, 01/15/19	2,261	2,616
Oncor Electric Delivery
6.800%, 09/01/18	1,075	1,258
Pacific Gas & Electric
8.250%, 10/15/18	210	273
6.050%, 03/01/34	660	723
5.800%, 03/01/37	800	848
5.400%, 01/15/40	1,800	1,818

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pacificorp
6.250%, 10/15/37	$470	$533
Panhandle Eastern Pipeline
8.125%, 06/01/19	2,500	2,882
Progress Energy
6.850%, 04/15/12	516	553
Public Service of New Mexico
7.950%, 05/15/18	1,805	2,029
PVNGS II Funding
8.000%, 12/30/15	1,927	2,012
Tennessee Valley Authority
5.250%, 09/15/39	880	930
4.625%, 09/15/60	1,370	1,282
Texas-New Mexico Power
9.500%, 04/01/19 (C)	2,880	3,667

		54,872

Total Corporate Obligations (Cost $680,516) ($ Thousands)		679,607

U.S. TREASURY OBLIGATIONS — 13.0%
U.S. Treasury Bills
0.167%, 02/10/11 (A)	1,140	1,140
U.S. Treasury Bonds
8.875%, 08/15/17	22,912	31,826
8.750%, 08/15/20	1,845	2,695
8.000%, 11/15/21	9,935	14,052
7.625%, 02/15/25	6,375	9,041
6.250%, 05/15/30	550	707
5.375%, 02/15/31	4,250	4,961
4.625%, 02/15/40	2,818	2,952
4.500%, 02/15/36	4,573	4,735
4.375%, 11/15/39 to 05/15/40	12,902	12,965
4.250%, 05/15/39	903	890
3.875%, 08/15/40	13,400	12,343
3.500%, 02/15/39	1,900	1,637
U.S. Treasury Bond TIPS
3.875%, 04/15/29	380	678
3.625%, 04/15/28	1,507	2,631
3.500%, 01/15/11	6,265	7,881
3.375%, 01/15/12	4,980	6,412
2.375%, 01/15/25 to 01/15/27	14,600	18,832
2.000%, 01/15/16 to 01/15/26	6,456	7,745
1.750%, 01/15/28	50	53
U.S. Treasury Notes
4.250%, 11/15/14	3,537	3,910
3.625%, 02/15/20	5,745	5,962
3.375%, 11/15/19	7,540	7,697
3.125%, 04/30/17	7,985	8,274
3.000%, 02/28/17	454	468
2.750%, 12/31/17	2,856	2,862
2.625%, 11/15/20	1,133	1,069
2.125%, 12/31/15	18,349	18,446
1.875%, 08/31/17	2,700	2,577
1.375%, 11/30/15	2,194	2,132
0.875%, 04/30/11	8,440	8,459
0.750%, 05/31/12 to 12/15/13	50,454	50,538
0.625%, 12/31/12	4,615	4,618
0.500%, 11/30/12	483	482
U.S. Treasury STRIPS
4.712%, 11/15/27 (A)	16,990	8,141
4.610%, 02/15/25 (A)	11,400	6,329

Total U.S. Treasury Obligations (Cost $275,504) ($ Thousands)		276,140

15	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 9.0%

Automotive — 0.4%
Ally Auto Receivables Trust, Ser 2010- 4, Cl A3
0.910%, 11/17/14	$1,010	$1,004
Ally Auto Receivables Trust, Ser 2010- 4, Cl A4
1.350%, 12/15/15	1,193	1,166
Avis Budget Rental Car Funding AESOP, Ser 2010-3A, Cl A
4.640%, 05/20/16 (C)	600	632
Avis Budget Rental Car Funding AESOP, Ser 2010-5A, Cl A
3.150%, 03/20/17 (C)	1,675	1,636
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A4
3.320%, 02/15/17	102	105
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/15	535	534
Hertz Vehicle Financing, Ser 2009-2A, Cl A2
5.290%, 03/25/16 (C)	1,100	1,195
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A3
2.310%, 05/15/13	1,007	1,018
Honda Auto Receivables Owner Trust, Ser 2010-1, Cl A2
0.620%, 02/21/12	549	549

		7,839

Credit Cards — 1.2%
BA Credit Card Trust, Ser 2006-A12, Cl A12
0.280%, 03/15/14 (B)	444	443
Bank of America Credit Card Trust, Ser 2008-A7, Cl A7
0.960%, 12/15/14 (B)	1,049	1,056
Capital One Multi-Asset Execution Trust, Ser 2004-A8, Cl A8
0.390%, 08/15/14 (B)	1,786	1,783
Capital One Multi-Asset Execution Trust, Ser 2005-A10, Cl A
0.340%, 09/15/15 (B)	1,823	1,811
Capital One Multi-Asset Execution Trust, Ser 2005-A6, Cl A6
0.339%, 07/15/15 (B)	1,501	1,491
Capital One Multi-Asset Execution Trust, Ser 2006-A12, Cl A
0.320%, 07/15/16 (B)	1,276	1,262
Capital One Multi-Asset Execution Trust, Ser 2006-A5, Cl A5
0.320%, 01/15/16 (B)	1,352	1,340
Capital One Multi-Asset Execution Trust, Ser 2007-A8, Cl A8
0.602%, 10/15/15 (B)	1,195	1,192
Capital One Multi-Asset Execution Trust, Ser 2009-A2, Cl A2
3.200%, 04/15/14	2,101	2,125
Chase Issuance Trust, Ser 2007-A17, Cl A
5.120%, 10/15/14	2,510	2,696

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Issuance Trust, Ser 2009-A2, Cl A2
1.810%, 04/15/14 (B)	$748 $	760
Chase Issuance Trust, Ser 2009-A3, Cl A3
2.400%, 06/17/13	336	339
Citibank Credit Card Issuance Trust, Ser 2005-A2, Cl A2
4.850%, 03/10/17	200	220
Citibank Credit Card Issuance Trust, Ser 2009-A2, Cl A2
1.810%, 05/15/14 (B)	1,334	1,357
Citibank Credit Card Issuance Trust, Ser 2009-A5, Cl A5
2.250%, 12/23/14	3,679	3,761
Discover Card Master Trust, Ser 2008- A3, Cl A3
5.100%, 10/15/13	464	470
Discover Card Master Trust, Ser 2009- A2, Cl A
1.560%, 02/17/15 (B)	1,939	1,968
MBNA Credit Card Master Note Trust, Ser 2006-A5, Cl A5
0.320%, 10/15/15 (B)	568	564

		24,638

Mortgage Related Securities — 1.3%
ABS Home Equity Loan Trust, Ser 2001-HE3, Cl A1
0.800%, 11/25/31 (B)	339	301
AFC Home Equity Loan Trust, Ser 1998-1, Cl 1A2
0.531%, 04/25/28 (B)	61	43
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.501%, 03/25/30 (B)	3,286	1,090
Bear Stearns Asset-Backed Securities Trust, Ser 2000-2, Cl M2
8.280%, 08/25/30	3,551	3,462
Bear Stearns Asset-Backed Securities Trust, Ser 2007-HE2, Cl 1A1
0.361%, 03/25/37 (B)	2,276	2,182
BNC Mortgage Loan Trust, Ser 2007-1, Cl M1
0.501%, 03/25/37 (B)	6,300	87
Centex Home Equity, Ser 2006-A, Cl AV4
0.511%, 06/25/36 (B)	4,917	3,240
Citigroup Mortgage Loan Trust, Ser 2007-AHL1, Cl A2A
0.301%, 12/25/36 (B)	181	174
Conseco Finance, Ser 2001-D, Cl A5
6.190%, 11/15/32 (B)	987	1,010
Contimortgage Home Equity Trust, Ser 1997-1, Cl A9
7.050%, 03/15/28	3	3
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	8	8
Countrywide Asset-Backed Certificates, Ser 2007-S2, Cl A2
5.649%, 05/25/37 (B)	1,733	1,384

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

EMC Mortgage Loan Trust, Ser 2002- AA, Cl A1
0.731%, 05/25/39 (B) (C)	$1,423	$1,002
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.421%, 01/20/36 (B)	3,887	3,588
Morgan Stanley Capital I, Ser 2007- HE2, Cl A2A
0.301%, 01/25/37 (B)	77	75
Morgan Stanley Dean Witter Capital I, Ser 2003-NC4, Cl M2
3.261%, 04/25/33 (B)	74	34
Morgan Stanley Home Equity Loans, Ser 2007-1, Cl A1
0.311%, 12/25/36 (B)	60	58
Option One Mortgage Loan Trust, Ser 2001-4, Cl A
0.861%, 01/25/32 (B)	300	270
Option One Mortgage Loan Trust, Ser 2007-1, Cl 2A3
0.401%, 01/25/37 (B)	9,500	3,981
Option One Mortgage Loan Trust, Ser 2007-6, Cl 2A4
0.511%, 07/25/37 (B)	4,574	2,202
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.790%, 02/25/25	1,066	1,069
Soundview Home Equity Loan Trust, Ser 2006-EQ2, Cl A3
0.421%, 01/25/37 (B)	6,450	2,855
Terwin Mortgage Trust, Ser 2005- 9HGS, Cl A1
4.000%, 08/25/35 (B) (C)	300	292
Truman Capital Mortgage Loan Trust, Ser 2006-1, Cl A
0.521%, 03/25/36 (B) (C)	402	261
Wells Fargo Home Equity Trust, Ser 2004-2, Cl M8B
5.000%, 05/25/34 (B) (C)	273	100

		28,771

Other Asset-Backed Securities — 6.1%
Aircastle Aircraft Lease Backed Trust, Ser 2007-1A, Cl G1
0.521%, 06/14/37 (B) (C)	2,750	2,448
Ally Master Owner Trust, Ser 2010-1, Cl A
2.010%, 01/15/15 (B) (C)	815	830
Babcock & Brown Air Funding I, Ser 2007-1A, Cl G1
0.560%, 11/14/33 (B) (C)	3,122	2,685
Bank America Manufactured Housing Contract Trust, Ser 1997-1, Cl M
6.800%, 01/10/28	3,310	4,016
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.485%, 02/25/35 (B)	1,300	1,210
CenterPoint Energy Transition Bond, Ser 2001-1, Cl A4
5.630%, 09/15/15	1,131	1,216
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/37	1,970	1,574
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/31 (B)	788	776

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Conseco Finance Securitizations, Ser 2000-4, Cl A6
8.310%, 05/01/32 (B)	$1,134	$894
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.861%, 06/25/33 (B)	38	35
Countrywide Asset-Backed Certificates, Ser 2005-17, Cl 1AF3
5.711%, 05/25/36 (B)	6,450	3,204
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.721%, 10/25/35 (B)	4,595	4,377
Countrywide Asset-Backed Certificates, Ser 2006-10, Cl MV1
0.521%, 09/25/46 (B)	10,450	616
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
1.061%, 10/25/47 (B)	5,055	3,662
Countrywide Home Equity Loan Trust, Ser 2002-E, Cl A
0.520%, 10/15/28 (B)	76	70
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl A2
0.560%, 02/15/34 (B)	966	466
Countrywide Home Equity Loan Trust, Ser 2005-F, Cl 2A
0.500%, 12/15/35 (B)	1,795	787
Countrywide Home Equity Loan Trust, Ser 2006-HW, Cl 2A1B
0.410%, 11/15/36 (B)	234	178
Countrywide Home Equity Loan Trust, Ser 2007-GW, Cl A
0.810%, 11/15/28 (B)	9,365	7,193
Credit Suisse First Boston Mortgage Securities, Ser 2001-MH29, Cl A
5.600%, 09/25/31	539	551
Credit-Based Asset Servicing and Securitization, Ser 2007-CB4, Cl A1A
0.351%, 04/25/37 (B)	1,422	1,142
EFS Volunteer, Ser 2010-1, Cl A2
1.389%, 10/25/35 (B) (C)	900	842
First Franklin Mortgage Loan Asset- Backed Certificates, Ser 2006-FFA, Cl A3
0.381%, 09/25/26 (B)	3,981	502
First Horizon ABS Trust, Ser 2004- HE2, Cl A
0.481%, 02/25/34 (B)	1,057	650
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl A
1.910%, 12/15/14 (B) (C)	2,223	2,264
GE Seaco Finance Srl, Ser 2005-1A, Cl A
0.511%, 11/17/20 (B) (C)	3,872	3,649
Genesis Funding, Ser 2006-1A, Cl G1
0.501%, 12/19/32 (B) (C)	2,972	2,608
Green Tree Financial, Ser 1993-4, Cl A5
7.050%, 01/15/19	181	185
Green Tree Financial, Ser 1996-5, Cl A6
7.750%, 07/15/27	565	578
Green Tree, Ser 2008-MH1, Cl A2
8.970%, 04/25/38 (B) (C)	1,900	2,128

17	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GSAMP Trust, Ser 2003-SEA, Cl A1
0.661%, 02/25/33 (B)	$2,657	$1,882
GSAMP Trust, Ser 2006-SEA1, Cl A
0.561%, 05/25/36 (B) (C)	558	468
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.551%, 11/25/35 (B)	4,316	3,325
Illinois Student Assistance Commission, Ser 2010-1, Cl A3
1.187%, 07/25/45 (B)	3,100	2,944
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.561%, 11/25/35 (B)	1,689	1,239
Lehman XS Trust, Ser 2006-GP1, Cl A4A
0.591%, 05/25/46 (B)	5,364	985
Lehman XS Trust, Ser 2007-1, Cl WF1
6.128%, 01/25/37 (B)	2,120	1,245
Lehman XS Trust, Ser 2007-9, Cl 1A1
0.381%, 05/25/37 (B)	5,892	3,719
Master Specialized Loan Trust, Ser 2007-2, Cl A
0.611%, 05/25/37 (B) (C)	7,406	3,713
Merrill Lynch Mortgage Investors, Ser 2005-SL3, Cl A1
0.491%, 07/25/36 (B)	72	70
Merrill Lynch Mortgage Investors, Ser 2006-WMC2, Cl A2D
5.895%, 03/25/37	4,905	2,224
Merrill Lynch Mortgage Investors, Ser 2007-MLN1, Cl M1
0.661%, 03/25/37 (B)	3,010	29
Merrill Lynch Mortgage Investors, Ser 2007-SL1, Cl A1
0.561%, 02/25/37 (B)	5,980	194
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/38	3,234	3,236
Morgan Stanley Dean Witter Capital Heloc Trust, Ser 2005-1, Cl A
0.451%, 07/25/17 (B)	463	359
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.468%, 10/27/36 (B)	1,118	1,041
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
1.938%, 11/25/24 (B)	3,013	3,109
Nelnet Student Loan Trust, Ser 2008-4, Cl A4
1.768%, 04/25/24 (B)	2,740	2,804
Origen Manufactured Housing, Ser 2006-A, Cl A2
1.756%, 10/15/37 (B)	3,050	1,952
Origen Manufactured Housing, Ser 2007-A, Cl A2
3.756%, 04/15/37 (B)	5,900	3,658
PG&E Energy Recovery Funding, Ser 2005-1, Cl A5
4.470%, 12/25/14	830	880
PG&E Energy Recovery Funding, Ser 2005-1, Cl A4
4.370%, 06/25/14	490	505
Residential Asset Mortgage Products, Ser 2003-RS11, Cl MII1
1.356%, 12/25/33 (B)	188	144

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Asset Mortgage Products, Ser 2003-RS2, Cl AII
0.941%, 03/25/33 (B)	$51	$37
Saco I, Ser 2005-9, Cl A1
0.511%, 12/25/35 (B)	702	238
Saco I, Ser 2005-WM3, Cl A1
0.781%, 09/25/35 (B)	730	324
Saco I, Ser 2006-6, Cl A1
0.521%, 06/25/36 (B)	1,778	567
SLC Student Loan Trust, Ser 2008-1, Cl A4A
1.902%, 12/15/32 (B)	2,245	2,323
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.592%, 12/15/25 (B) (C)	1,100	1,029
SLM Student Loan Trust, Ser 2004-5, Cl A4
0.438%, 01/25/21 (B)	2,011	2,003
SLM Student Loan Trust, Ser 2004-7, Cl A5
0.458%, 01/27/20 (B)	1,098	1,090
SLM Student Loan Trust, Ser 2004-9, Cl A5
0.438%, 01/27/20 (B)	3,786	3,729
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.438%, 10/25/29 (B)	830	767
SLM Student Loan Trust, Ser 2005-7, Cl A3
1.638%, 07/25/25 (B)	600	590
SLM Student Loan Trust, Ser 2006-3, Cl A4
0.368%, 07/25/19 (B)	1,195	1,184
SLM Student Loan Trust, Ser 2006-5, Cl A5
0.398%, 01/25/27 (B)	1,540	1,453
SLM Student Loan Trust, Ser 2007-4, Cl A3
0.348%, 01/25/22 (B)	1,549	1,537
SLM Student Loan Trust, Ser 2008-4, Cl A4
1.938%, 07/25/22 (B)	620	646
SLM Student Loan Trust, Ser 2008-4, Cl A2
1.338%, 07/25/16 (B)	633	642
SLM Student Loan Trust, Ser 2008-5, Cl A3
1.588%, 01/25/18 (B)	292	300
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.388%, 10/25/16 (B)	2,940	2,977
SLM Student Loan Trust, Ser 2008-5, Cl A4
1.988%, 07/25/23 (B)	1,868	1,943
SLM Student Loan Trust, Ser 2008-6, Cl A2
0.838%, 10/25/17 (B)	1,780	1,790
Small Business Administration, Ser 2003-P10A, Cl 1
4.524%, 02/10/13	404	422
Structured Asset Investment Loan Trust, Ser 2003-BC4, Cl M2
3.261%, 06/25/33 (B)	73	50

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities, Ser 2007- BC2, Cl A2
0.351%, 03/25/37 (B)	$2,218	$2,181
Structured Asset Securities, Ser 2007- TC1, Cl A
0.561%, 04/25/31 (B) (C)	379	291
Structured Asset Securities, Ser 2008- BC4, Cl A3
0.511%, 11/25/37 (B)	3,229	3,103
Student Loan Consolidation Center, Ser 2002-2, Cl A13
0.000%, 07/01/42 (B) (C)	1,000	907
TAL Advantage, Ser 2010-2A, Cl A
4.300%, 10/20/25 (C)	1,549	1,587
Textainer Marine Containers, Ser 2005- 1A, Cl A
0.510%, 05/15/20 (B) (C)	1,999	1,904
Triton Container Finance, Ser 2006-1A, Cl N
0.431%, 11/26/21 (B) (C)	2,603	2,410
Triton Container Finance, Ser 2007-1A, Cl N
0.400%, 02/26/19 (B) (C)	1,615	1,527

		130,612

Total Asset-Backed Securities (Cost $241,656) ($ Thousands)		191,860

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.8%
FHLB
0.600%, 06/04/12	8,585	8,585
FICO
9.800%, 04/06/18	850	1,218
9.700%, 04/05/19	1,050	1,525
8.600%, 09/26/19	2,490	3,421
FICO STRIPS
2.598%, 12/27/15 (A)	1,745	1,542
1.847%, 02/08/13 (A)	2,225	2,171
0.000%, 02/08/18 to 09/26/19 (A)	11,780	9,167
FNMA
7.918%, 10/09/19 (A)	1,520	960
7.125%, 01/15/30	2,100	2,780
6.250%, 05/15/29	2,110	2,589
5.250%, 08/01/12	1,860	1,987
0.000%, 05/09/11 to 05/16/11 (A)	495	495
Resolution Funding STRIPS
3.235%, 01/15/16 (A)	2,730	2,419

Total U.S. Government Agency Obligations (Cost $37,367) ($ Thousands)		38,859

LOAN PARTICIPATIONS — 0.9%
Allison Transmission
3.050%, 08/07/14	240	235
3.040%, 08/07/14	661	646
3.020%, 08/07/14	23	23
Aramark
2.164%, 01/26/14	121	120
0.192%, 01/26/14	18	17
Aramark LOC
0.106%, 01/26/14	12	11
Aramark, Term B Loan
3.539%, 07/26/16	267	268

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Charter Communications, Term C Loan
3.540%, 09/06/16	$1,299	$1,274
DAE Aviation, Tranche B-1
3.750%, 07/31/14	287	282
DAE Aviation, Tranche B-2
4.040%, 09/27/14	278	273
4.030%, 09/27/14	1	1
First Data, Term Loan B-2
3.006%, 09/24/14	3,571	3,298
Harrah’s Operating, Term Loan B-2
3.288%, 01/28/15	605	547
HCR Healthcare, Initial Term Loan
2.756%, 12/22/14	854	843
IASIS, Delayed Draw
2.256%, 03/15/14	234	229
IASIS, Sythentic LOC
2.256%, 03/15/14	64	62
IASIS, Term B Loan
2.256%, 03/15/14	676	660
Insight Midwest
2.040%, 04/07/14	222	216
2.010%, 04/07/14	398	387
Las Vegas Sands, Delayed Draw
3.030%, 05/17/14	236	229
Las Vegas Sands, Term B Loan
3.030%, 05/17/14	1,039	1,008
Pinafore
6.750%, 09/21/16	500	506
Regal Cinemas
3.789%, 11/19/16	375	377
Sunguard
3.911%, 02/28/16	1,094	1,086
3.907%, 02/28/16	77	76
SuperMedia
11.000%, 12/31/15	30	20
Telesat Canada, U.S. Term I Loan
3.260%, 10/31/14	1,039	1,033
Telesat Canada, U.S. Term II Loan
3.260%, 10/31/14	89	89
Texas Competitive
3.764%, 10/10/14	164	127
3.753%, 10/10/14	729	563
Texas Competitive, Term Loan B-2
3.789%, 10/10/14	5	4
3.764%, 10/10/14	1,043	806
Tribune
0.000%, 06/04/10 (E) (G)	366	245
United Air Lines, Tranche B
2.312%, 02/01/14	691	666
Univision Communications
4.505%, 09/29/14	2,319	2,230
2.506%, 09/29/14	149	143
UPC Financing Partnership
4.251%, 12/30/16	352	346
2.501%, 12/31/14	648	635

Total Loan Participations (Cost $20,413) ($ Thousands)		19,581

MUNICIPAL BONDS — 0.9%
Brazos Higher Education Authority, Ser 2006-2, RB
1.761%, 06/25/42 (B)	1,250	1,075

19	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands) /Shares	Market Value ($ Thousands)

County of Clark Nevada, Ser C-BUILD, RB
6.820%, 07/01/45	$710	$694
Kentucky Higher Education Student Loan, Ser 1-CL, RB
1.487%, 05/01/34 (B)	750	736
Los Angeles Community College District, GO
6.750%, 08/01/49	605	624
Los Angeles Department of Water & Power, RB
6.574%, 07/01/45	1,165	1,188
Municipal Electric Authority of Georgia, RB
6.655%, 04/01/57	320	310
6.637%, 04/01/57	570	557
New Jersey State Turnpike Authority, RB
7.102%, 01/01/41	800	867
North Texas Tollway Authority, RB
6.718%, 01/01/49	700	685
Pennsylvania Higher Education Assistance Agency, Sub-Ser, RB
1.907%, 05/01/46 (B)	5,250	4,646
State of California, GO
7.625%, 03/01/40	150	157
7.600%, 11/01/40	790	823
7.300%, 10/01/39	4,110	4,139
State of Illinois, GO
7.350%, 07/01/35	1,000	980
5.100%, 06/01/33	1,500	1,122

Total Municipal Bonds (Cost $18,633) ($ Thousands)		18,603

PREFERRED STOCK — 0.1%
Citigroup Capital XII
8.500%, 03/30/15 (B)	53	1,404
Citigroup Capital XIII
7.875%, 10/30/15 * (B)	40	1,068

Total Preferred Stock (Cost $2,344) ($ Thousands)		2,472

COMMON STOCK — 0.0%
SemGroup, Cl A *	1,294	35

Total Common Stock (Cost $40) ($ Thousands)		35

	Number of Warrants

WARRANT — 0.0%
Semgroup Warrants, Expires 2014 *	1,362	10

Total Warrant (Cost $—) ($ Thousands)		10

Description	Shares/Contracts	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P.,
0.210% ** †† (F)	3,296,627	$3,264

Total Affiliated Partnership (Cost $3,297) ($ Thousands)		3,264

CASH EQUIVALENT — 3.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.100% ** ††	83,446,713	83,447

Total Cash Equivalent (Cost $83,447) ($ Thousands)		83,447

Total Investments — 112.3% (Cost $2,429,951) ($ Thousands) †		$2,394,145

WRITTEN OPTIONS — 0.0%
March 2011 U.S. 10 Year Note Future Put, Expires 02/18/11, Strike Price $122.00*	(50)	$(117)
March 2011 U.S. 10 Year Note Future Put, Expires 02/18/11, Strike Price $123.00*	(50)	(152)
March 2011 CPI Urban Consumer Index Future Call, Expires 02/17/11, Strike Price $219.18*	(3,990,000)	(45)
March 2011 U.S. 10 Year Note Future Call, Expires 02/18/11, Strike Price $118.00*	(50)	(31)

Total Written Options (Premiums Received $(203)) ($ Thousands)		$(345)

A summary of the open futures contracts held by the Fund at December 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
10-Year Euro$	(72)	Mar-2011	$(72)
90-Day Euro$	50	Dec-2012	29
90-Day Euro$	(17)	Jun-2011	(185)
90-Day Euro$	(17)	Mar-2011	(185)
U.S. 10-Year Treasury Note	627	Mar-2011	220
U.S. 2-Year Treasury Note	(5)	Apr-2011	(2)
U.S. 5-Year Treasury Note	(127)	Apr-2011	110
U.S. Long Treasury Bond	18	Mar-2011	44
U.S. Ultra Long Treasury Bond	310	Apr-2011	(387)

			$(428)

For the period ended December 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2010

A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2010, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
CITIGROUP GLOBAL MARKETS	2/14/11	EUR	5,416	USD	7,161	$(103)

A summary of outstanding swap agreements held by the Fund at December 31, 2010, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	245	$(122)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	2,750	(1,395)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	2,900	(1,471)
Barclays Bank PLC	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	2,590	(1,327)
Citigroup	Darden Restaurants Inc., 6.000% 08/15/35	BUY	(2.73)	03/20/14	440	(28)
Citigroup	Darden Restaurants Inc., 7.125% 02/01/16	BUY	(2.40)	03/20/15	800	(50)
Citigroup	DR Horton Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	520	21
Citigroup	DR Horton Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	480	19
Citigroup	Home Depot, 5.875% 12/16/36	BUY	(2.67)	03/20/14	2,900	(219)
Citigroup	Lowes Cos. Inc., 8.250% 06/01/10	BUY	(1.20)	03/20/14	3,025	(84)
Credit Suisse	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/49	7,735	(3,871)
Credit Suisse	Toll Brothers Inc., 5.150% 05/15/15	BUY	(1.00)	09/20/16	1,210	51
Credit Suisse	Toll Brothers Inc., 5.150% 05/15/15	BUY	(1.00)	09/20/16	4,885	203
Deutsche Bank	Darden Restaurants Inc., 6.000% 08/15/35	BUY	(2.25)	03/20/14	1,075	(53)
Deutsche Bank	Darden Restaurants Inc., 7.125% 02/01/16	BUY	(2.25)	03/20/13	400	(15)
Deutsche Bank	DR Horton Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	410	11
Deutsche Bank	DR Horton Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	375	10
Deutsche Bank	Target Corporation, 4.000% 6/15/13	BUY	(1.00)	12/20/14	655	(9)
Deutsche Bank	Target Corporation, 4.000% 6/15/13	BUY	(1.00)	12/20/14	655	(9)
Deutsche Bank	Target Corporation, 4.000% 6/15/13	BUY	(1.00)	12/20/14	600	(8)
Deutsche Bank	Target Corporation, 4.000% 6/15/13	BUY	(1.00)	12/20/14	600	(8)
Goldman Sachs	DR Horton, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	405	11
Goldman Sachs	DR Horton, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	370	10
Morgan Stanley	Berkshire Hathaway Inc., 4.625% 10/15/13	SELL	4.00	03/20/11	(2,800)	25
Morgan Stanley	CMBX.NA.AAA.1 Index	BUY	0.10	10/12/52	880	(31)
Morgan Stanley	CMBX.NA.AAA.3 Index	BUY	0.08	12/13/49	1,620	1
Morgan Stanley	CMBX.NA.AAA.4 Index	SELL	0.35	02/17/51	(500)	38
Morgan Stanley	CMBX.NA.AAA.4 Index	BUY	(0.35)	02/17/49	900	(19)
Morgan Stanley	Darden Restaurants Inc., 7.125% 02/01/16	BUY	(2.25)	03/20/13	400	(15)

						$(8,334)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Morgan Stanley	REF: IOS.FN30.400.09	PAY: 1 Month LIBOR	01/12/40	2,575,307	$2
Morgan Stanley	0.00%	3MLIBOR (PAYMENT AT MATURITY)	11/15/27	16,210,000	(785)
Morgan Stanley	0.00%	3MLIBOR (PAYMENT AT MATURITY)	02/15/25	10,530,000	(585)

					$(1,368)

21	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2010

Percentages are based on a Net Assets of $2,133,085 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2010.

††	Investment in Affiliated Security.

‡	Real Estate Investment Trust

(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of December 31, 2010. The date reported on the Schedule of Investments is the next reset date.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(D)	This security or a partial position of this security is on loan at December 31, 2010. The total value of securities on loan at December 31, 2010 was $3,197 ($ Thousands).

(E)	Security in default on interest payments.

(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2010 was $3,264 ($ Thousands).

(G)	Unsettled bank loan. Interest rate not available.

ABS — Asset-Based Security

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

LOC — Line of Credit

L.P. — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

PO — Principal Only

REIT — Real Estate Investment Trust

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

Amounts designated as “—” are $O or have been rounded to $O

†	At December 31, 2010, the tax basis cost of the Fund’s investments was $2,429,951 ($ Thousands), and the unrealized appreciation and depreciation were $100,034 ($ Thousands) and $(135,840) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2010

The following is a summary of the inputs used as of December 31, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed
Securities	$—	$1,074,953	$5,314	$1,080,267
Corporate Obligations	—	676,308	3,299	679,607
U.S. Treasury Obligations	—	276,140	—	276,140
Asset-Backed Securities	—	191,860	—	191,860
U.S. Government Agency Obligations	—	38,859	—	38,859
Loan Participations	—	19,581	—	19,581
Municipal Bonds	—	18,603	—	18,603
Preferred Stock	1,404	1,068	—	2,472
Common Stock	35		—	35
Warrant	—	10	—	10
Affiliated Partnership	—	3,264	—	3,264
Cash Equivalent	83,447	—	—	83,447

Total Investments in Securities	$84,886	$2,300,646	$8,613	$2,394,145

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(428)	$—	$—	$(428)
Forwards*	—	(103)	—	(103)
Credit Default Swaps*	—	(8,334)	—	(8,334)
Written Options	(345)	—	—	(345)
Interest Rate Swaps*	—	(1,368)	—	(1,368)

Total Other Financial Instruments	$(773)	$(9,805)	$—	$(10,578)

*	Futures contracts, forwards and swaps are valued at the unrealized depreciation on the instruments.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments Mortgage- Backed Securities
Beginning balance as of October 1, 2010	$5,118
Accrued discounts/premiums	15
Realized gain/(loss)	48
Change in unrealized appreciation/(depreciation)	277
Net purchases/sales	(144)
Net transfer in and/or out of Level 3	—

Ending balance as of December 31, 2010	$5,314

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$277

Investments in Corporate Obligations
Beginning balance as of October 1, 2010	$3,285
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	14
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of December 31, 2010	$3,299

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$14

Investments in Loan Participations
Beginning balance as of October 1, 2010	$818
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	(818)

Ending balance as of December 31, 2010	$—

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$—

During the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

23	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Core Fixed Income Fund

December 31, 2010

As of December 31, 2010, the Core Fixed Income Fund is the buyer (“receiving protection”) on a total notional amount of $39.8 million, and is the seller (“providing protection”) on a total notional amount of $3.3 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset-Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$25,276	$—	$38,190	$—	$63,466
Maximum potential amount of future payments	$2,800,000	$—	$500,000	$—	$3,300,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	> 10 years	Total
Current credit spread* on underlying (in basis points)
0 - 100	$2,800,000	$—	$—	$—	—	$2,800,000
> 100	—	—	—	—	$500,000	$500,000

Total	$2,800,000	$—	$—	$—	$500,000	$3,300,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 49.7%

Agency Mortgage-Backed Obligations — 37.9%
FHLB CMO, Ser 2007-1067, Cl 1
5.300%, 06/15/12	$247	$258
FHLMC
11.000%, 02/17/21	506	560
10.000%, 03/17/26 to 10/01/30	1,542	1,809
7.500%, 01/01/32 to 09/01/38	1,900	2,170
6.500%, 10/01/31 to 09/01/38	3,624	4,050
6.000%, 08/01/15 to 09/01/38	8,842	9,675
5.500%, 08/23/17 to 03/01/38	12,979	13,968
5.000%, 03/01/34 to 02/01/39	8,128	8,576
4.500%, 10/01/30 to 04/01/41	8,711	8,984
4.000%, 10/01/33 to 03/01/41	4,197	4,178
3.500%, 12/01/25 to 02/15/41	5,237	5,201
1.500%, 03/16/11 (A)	2,230	2,230
1.250%, 01/26/12	2,940	2,941
0.411%, 02/03/12 (B)	6,485	6,485
FHLMC TBA
4.500%, 01/12/36 to 02/01/36	1,800	1,840
3.500%, 01/15/26 to 01/25/26	8,555	8,607
FHLMC ARM (B)
6.410%, 02/01/37	364	390
6.360%, 10/01/37	695	744
6.345%, 12/01/36	547	581
6.290%, 10/01/36	499	530
6.222%, 10/01/36	1,522	1,601
6.172%, 12/01/36	750	794
6.134%, 06/01/37	66	72
6.055%, 11/01/36	284	305
6.053%, 10/01/37	201	212
6.012%, 04/01/37 to 10/01/37	362	389
5.992%, 04/01/37	263	278
5.979%, 03/01/37	521	552
5.976%, 06/01/38	358	384
5.948%, 01/01/37	975	1,047
5.946%, 06/01/36	209	224
5.942%, 11/01/36	92	97
5.893%, 03/01/37	31	33
5.886%, 12/01/36	298	320
5.829%, 11/01/36	743	787
5.793%, 05/01/37	456	485
5.758%, 07/01/38	324	348
5.735%, 06/01/37	498	534
5.727%, 05/01/37	783	830
5.711%, 05/01/37	566	596
5.691%, 03/01/36	119	127
5.679%, 03/01/36	139	149
5.672%, 04/01/37	156	166
5.580%, 10/01/38	117	125
5.305%, 05/01/38	388	410
4.174%, 03/01/36	1,031	1,083
FHLMC CMO, Ser 1591, Cl PV
6.250%, 10/15/23	1,490	1,591
FHLMC CMO, Ser 1998-2043, Cl CJ
6.500%, 04/15/28	694	775
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/32	697	767
FHLMC CMO, Ser 2002-2479, Cl PG
6.000%, 08/15/32	353	386

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2003-2558, Cl BD
5.000%, 01/15/18	$173	$187
FHLMC CMO, Ser 2003-2590, Cl BY
5.000%, 03/15/18	71	77
FHLMC CMO, Ser 2003-2694, Cl QG
4.500%, 01/15/29	44	45
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/43	103	120
FHLMC CMO, Ser 2004-2727, Cl PW
3.570%, 06/15/29	19	19
FHLMC CMO, Ser 2004-2843, Cl BC
5.000%, 08/15/19	261	283
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/43	132	154
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/44	143	167
FHLMC CMO, Ser 2005-2945, Cl SA
11.825%, 03/15/20 (B)	129	148
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/35	240	263
FHLMC CMO, Ser 2005-3028, Cl PG
5.500%, 09/15/35	154	164
FHLMC CMO, Ser 2005-3035, Cl PA
5.500%, 09/15/35	67	73
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/35	303	257
FHLMC CMO, Ser 2006-3153, Cl EO, PO
0.000%, 05/15/36	266	233
FHLMC CMO, Ser 2007-3347, Cl PO, PO
0.000%, 07/15/37	7	7
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.740%, 11/15/37 (B)	475	50
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.790%, 05/15/38 (B)	564	60
FHLMC CMO, Ser 2008-3455, Cl AC
5.000%, 06/15/38	560	592
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/38	232	254
FHLMC CMO, Ser 2009-3510, Cl OD, PO
0.000%, 02/15/37	276	232
FHLMC CMO, Ser 2009-3598, Cl MA
4.500%, 11/15/38	346	363
FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/39	256	223
FHLMC CMO, Ser 2010-3704, Cl CA
4.000%, 12/15/36	2,386	2,468
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/36	956	1,073
FHLMC CMO, Ser 2010-3724, Cl CM
5.500%, 06/15/37	631	684
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/34	595	76
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/37	798	134

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2010-K005, Cl A2
4.317%, 11/25/19	$528	$539
FHLMC CMO, Ser 2010-K007, Cl A1
3.342%, 12/25/19	409	415
FHLMC CMO, Ser 2033, Cl HC
6.500%, 02/15/28	253	283
FHLMC CMO, Ser 2075, Cl D
6.500%, 08/15/28	493	524
FHLMC CMO, Ser 239, Cl S30, IO
7.440%, 08/15/36 (B)	1,110	175
FHLMC CMO, Ser 2434, Cl ZA
6.500%, 04/15/32	559	624
FHLMC CMO, Ser 2458, Cl ZM
6.500%, 06/15/32	427	472
FHLMC CMO, Ser 2587, Cl CO, PO
0.000%, 03/15/32	271	258
FHLMC CMO, Ser 2591, Cl QO
4.500%, 03/15/18	300	322
FHLMC CMO, Ser 2631, Cl SA
14.373%, 06/15/33 (B)	282	323
FHLMC CMO, Ser 2691, Cl SE
9.180%, 12/15/28 (B)	121	126
FHLMC CMO, Ser 2695, Cl SX
15.939%, 10/15/33 (B)	85	90
FHLMC CMO, Ser 2695, Cl OB, PO
0.000%, 10/15/33	89	72
FHLMC CMO, Ser 2698, Cl SV
8.610%, 11/15/33 (B)	99	96
FHLMC CMO, Ser 2725, Cl SC
8.694%, 11/15/33 (B)	81	76
FHLMC CMO, Ser 2754, Cl JG
4.500%, 03/15/33	65	65
FHLMC CMO, Ser 2812, Cl NO, PO
0.000%, 10/15/33	103	88
FHLMC CMO, Ser 2833, Cl KO, PO
0.000%, 08/15/34	18	18
FHLMC CMO, Ser 2864, Cl NB
5.500%, 07/15/33	1,007	1,111
FHLMC CMO, Ser 2865, Cl GO, PO
0.000%, 10/15/33	46	42
FHLMC CMO, Ser 2897, Cl EO, PO
0.000%, 10/15/31	85	80
FHLMC CMO, Ser 2903, Cl UZ
5.500%, 07/15/31	87	90
FHLMC CMO, Ser 2950, Cl JO, PO
0.000%, 03/15/20	190	168
FHLMC CMO, Ser 2990, Cl LK
0.630%, 10/15/34 (B)	482	484
FHLMC CMO, Ser 3001, Cl HP
20.959%, 05/15/35 (B)	126	159
FHLMC CMO, Ser 3006, Cl QS
19.439%, 07/15/35 (B)	338	444
FHLMC CMO, Ser 3012, Cl GK
23.579%, 06/15/35 (B)	133	180
FHLMC CMO, Ser 3137, Cl XP
6.000%, 04/15/36	274	302
FHLMC CMO, Ser 3217, Cl CX, IO
6.330%, 09/15/36 (B)	981	137
FHLMC CMO, Ser 3225, Cl EO, PO
0.000%, 10/15/36	419	358

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 3262, Cl SG, IO
6.140%, 01/15/37 (B)	$927	$90
FHLMC CMO, Ser 3342, Cl VG
6.000%, 11/15/23	300	331
FHLMC CMO, Ser 3346, Cl FA
0.490%, 02/15/19 (B)	3,360	3,360
FHLMC CMO, Ser 3373, Cl TO, PO
0.000%, 04/15/37	138	121
FHLMC CMO, Ser 3383, Cl SA, IO
6.190%, 11/15/37 (B)	1,008	129
FHLMC CMO, Ser 3422, Cl SE
16.799%, 02/15/38 (B)	96	114
FHLMC CMO, Ser 3515, Cl PI, IO
5.500%, 07/15/37	400	64
FHLMC CMO, Ser 3607, Cl BO, PO
0.000%, 04/15/36	100	74
FHLMC CMO, Ser 3611, Cl PO, PO
0.000%, 07/15/34	219	192
FHLMC CMO, Ser 3626, Cl MA
5.000%, 02/15/30	3,109	3,294
FHLMC CMO, Ser 3631, Cl PA
4.000%, 02/15/40	720	743
FHLMC CMO, Ser 3632, Cl BS
16.632%, 02/15/40 (B)	100	127
FHLMC CMO, Ser 3652, Cl AP
4.500%, 03/15/40	1,486	1,574
FHLMC CMO, Ser 3688, Cl NI, IO
5.000%, 04/15/32	949	130
FHLMC CMO, Ser 3714, Cl IP, IO
5.000%, 08/15/40	434	62
FHLMC CMO, Ser 6960, Cl SJ
8.759%, 10/15/33 (B)	273	262
FHLMC CMO, Ser T-42, Cl A5
7.500%, 02/25/42	927	1,084
FHLMC CMO, Ser T-51, Cl 1A
6.500%, 09/25/43 (B)	225	258
FHLMC CMO, Ser T-54, Cl 2A
6.500%, 02/25/43	155	178
FHLMC CMO, Ser T-54, Cl 3A
7.000%, 02/25/43	495	562
FHLMC CMO, Ser T-57, Cl 1A2
7.000%, 07/25/43	552	633
FHLMC CMO, Ser T-58, Cl 4A
7.500%, 09/25/43	724	859
FHLMC CMO, Ser T-60, Cl 1A2
7.000%, 03/25/44	240	277
FHLMC CMO, Ser T-76, Cl 2A
4.781%, 10/25/37 (B)	364	369
FHLMC Multifamily Structured Pass Through Certificates CMO, Ser 2009- K003, Cl AAB
4.768%, 05/25/18	342	365
FHLMC Multifamily Structured Pass Through Certificates CMO, Ser 2010- K008, Cl A1
2.746%, 12/25/19	496	488
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/36	329	358
FHLMC-GNMA CMO, Ser 1993-21, Cl L
6.250%, 10/25/23	489	523

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA
7.500%, 10/01/37 to 04/01/39	$1,470	$1,674
7.000%, 04/01/32 to 01/01/39	1,658	1,882
6.500%, 05/01/27 to 10/01/38	3,567	3,998
6.000%, 03/01/19 to 08/01/37	25,621	28,195
5.500%, 06/01/20 to 05/01/39	18,807	20,292
5.000%, 01/01/20 to 02/01/39	4,853	5,136
4.500%, 11/01/19 to 04/01/41	8,568	8,949
4.000%, 04/01/41	800	791
3.500%, 07/01/25 to 01/01/31	5,824	5,703
FNMA TBA
4.500%, 02/01/34	2,300	2,354
3.500%, 01/25/26 to 03/01/41	13,995	14,073
3.000%, 02/01/26	500	489
FNMA ARM (B)
6.611%, 09/01/36	349	369
6.338%, 10/01/36	68	73
6.333%, 02/01/37	846	900
6.308%, 09/01/37	43	46
6.296%, 09/01/36	472	500
6.277%, 09/01/37	105	114
6.227%, 11/01/37	365	387
6.212%, 06/01/36	720	755
6.200%, 08/01/36	147	158
6.124%, 12/01/36	64	69
6.111%, 07/01/37	579	616
6.074%, 11/01/37	103	111
6.052%, 10/01/37	145	156
6.046%, 10/01/37	60	65
6.042%, 09/01/37	54	58
6.028%, 01/01/37	110	118
6.001%, 07/01/37	123	133
5.981%, 05/01/36	599	625
5.977%, 04/01/37	95	102
5.963%, 09/01/37	352	379
5.957%, 01/01/37	144	155
5.945%, 07/01/37	282	298
5.935%, 03/01/37	77	83
5.928%, 07/01/37	218	234
5.924%, 04/01/36	510	545
5.922%, 04/01/37	158	167
5.901%, 10/01/37	62	67
5.879%, 09/01/37	95	102
5.878%, 02/01/37	84	90
5.862%, 11/01/36	291	309
5.837%, 09/01/37	198	212
5.832%, 12/01/36	307	325
5.705%, 09/01/36	151	160
5.696%, 01/01/23	282	302
5.692%, 11/01/36	395	417
5.676%, 10/01/37	100	107
5.587%, 12/01/36	578	609
5.523%, 02/01/39	284	304
5.500%, 07/01/37	564	599
5.434%, 11/01/37	597	632
4.180%, 03/01/36	387	406
FNMA CMO STRIPS, Ser 2005-360, Cl 2, IO
5.000%, 08/01/35	1,486	285
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	534	576

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/23	$153	$133
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/45	253	288
FNMA CMO, Ser 2001-81, Cl HE
6.500%, 01/25/32	2,362	2,634
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/32	102	119
FNMA CMO, Ser 2002-81, Cl JO, PO
0.000%, 04/25/32	168	155
FNMA CMO, Ser 2002-94, Cl HQ
4.500%, 01/25/18	222	236
FNMA CMO, Ser 2003-131, Cl SK
15.679%, 01/25/34 (B)	268	322
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/33	227	208
FNMA CMO, Ser 2003-91, Cl XT
4.500%, 12/25/17	400	406
FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/34	229	203
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/32	161	146
FNMA CMO, Ser 2004-60, Cl PA
5.500%, 04/25/34	132	144
FNMA CMO, Ser 2004-61, Cl CO, PO
0.000%, 10/25/31	155	151
FNMA CMO, Ser 2004-89, Cl SM
17.178%, 09/25/24 (B)	568	720
FNMA CMO, Ser 2005-106, Cl US
23.611%, 11/25/35 (B)	969	1,378
FNMA CMO, Ser 2005-118, Cl PN
6.000%, 01/25/32	500	548
FNMA CMO, Ser 2005-38, Cl DP
5.000%, 06/25/19	1,000	1,049
FNMA CMO, Ser 2005-58, Cl MA
5.500%, 07/25/35	122	134
FNMA CMO, Ser 2005-68, Cl BA
5.250%, 11/25/33	331	338
FNMA CMO, Ser 2005-72, Cl SB
16.223%, 08/25/35 (B)	316	379
FNMA CMO, Ser 2005-88, Cl QO, PO
0.000%, 11/25/33	56	51
FNMA CMO, Ser 2005-90, Cl ES
16.223%, 10/25/35 (B)	235	294
FNMA CMO, Ser 2006-117, Cl GS, IO
6.389%, 12/25/36 (B)	375	49
FNMA CMO, Ser 2006-118, Cl A2
0.321%, 12/25/36 (B)	292	287
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/36	157	135
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/36	188	160
FNMA CMO, Ser 2006-43, Cl VB
6.500%, 10/25/17	340	369
FNMA CMO, Ser 2006-59, Cl CO, PO
0.000%, 08/25/35	37	36
FNMA CMO, Ser 2006-59, Cl QO, PO
0.000%, 01/25/33	164	153
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 04/25/35	192	177

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/36	$533	$636
FNMA CMO, Ser 2006-75, Cl VD
6.500%, 05/25/17	669	704
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/36	133	148
FNMA CMO, Ser 2007-100, Cl SM, IO
6.189%, 10/25/37 (B)	758	89
FNMA CMO, Ser 2007-101, Cl A2
0.511%, 06/27/36 (B)	268	266
FNMA CMO, Ser 2007-112, Cl SA, IO
6.189%, 12/25/37 (B)	597	80
FNMA CMO, Ser 2007-114, Cl A6
0.461%, 10/27/37 (B)	500	499
FNMA CMO, Ser 2007-116, Cl HI, IO
6.359%, 01/25/38 (B)	464	30
FNMA CMO, Ser 2007-116, Cl PB
5.500%, 08/25/35	1,000	1,096
FNMA CMO, Ser 2007-27, Cl MA
5.500%, 11/25/29	100	104
FNMA CMO, Ser 2007-29, Cl SG
21.798%, 04/25/37 (B)	94	130
FNMA CMO, Ser 2007-30, Cl MA
4.250%, 02/25/37	1,329	1,382
FNMA CMO, Ser 2007-54, Cl FA
0.661%, 06/25/37 (B)	431	433
FNMA CMO, Ser 2007-65, Cl KI, IO
6.359%, 07/25/37 (B)	796	93
FNMA CMO, Ser 2007-72, Cl EK, IO
6.139%, 07/25/37 (B)	685	102
FNMA CMO, Ser 2007-75, Cl EO, PO
0.000%, 01/25/36	322	304
FNMA CMO, Ser 2007-77, Cl PD
6.000%, 10/25/36	1,000	1,097
FNMA CMO, Ser 2007-77, Cl MH
6.000%, 12/25/36	517	561
FNMA CMO, Ser 2007-83, Cl PC
6.000%, 10/25/33	1,000	1,077
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/16 (B)	1,081	14
FNMA CMO, Ser 2008-4, Cl SD, IO
5.739%, 02/25/38 (B)	1,159	157
FNMA CMO, Ser 2008-72, Cl BX
5.500%, 08/25/38	189	204
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/24	250	268
FNMA CMO, Ser 2009-103, Cl MB
4.000%, 12/25/39	507	534
FNMA CMO, Ser 2009-31, Cl A2
4.287%, 07/25/19	651	668
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/39	588	97
FNMA CMO, Ser 2009-71, Cl JT
6.000%, 06/25/36	244	269
FNMA CMO, Ser 2009-78, Cl J
5.000%, 09/25/19	769	824
FNMA CMO, Ser 2009-84, Cl WS, IO
5.639%, 10/25/39 (B)	525	62
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/37 (C)	2,868	2,439

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2009-86, Cl OT, PO
0.000%, 10/25/37	$375	$305
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/39	350	60
FNMA CMO, Ser 2009-86, Cl UI, IO
4.000%, 10/25/14	1,503	106
FNMA CMO, Ser 2009-93, Cl PD
4.500%, 09/25/39	326	332
FNMA CMO, Ser 2009-99, Cl WA
6.286%, 12/25/39 (B)	445	490
FNMA CMO, Ser 2009-99, Cl SC, IO
5.919%, 12/25/39 (B)	586	65
FNMA CMO, Ser 2009-M2, Cl A3
4.001%, 01/25/19	680	686
FNMA CMO, Ser 2010-1, Cl WA
6.132%, 02/25/40 (B)	215	239
FNMA CMO, Ser 2010-15, Cl KA
4.000%, 03/25/39	487	505
FNMA CMO, Ser 2010-16, Cl WA
6.428%, 03/25/40	224	247
FNMA CMO, Ser 2010-23, Cl KS, IO
6.839%, 02/25/40 (B)	865	108
FNMA CMO, Ser 2010-35, Cl SB, IO
6.159%, 04/25/40 (B)	744	93
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/35	204	178
FNMA CMO, Ser 2010-64, Cl DM
5.000%, 06/25/40	460	485
FNMA CMO, Ser 2010-68, Cl SA, IO
4.739%, 07/25/40 (B)	1,454	146
FNMA CMO, Ser 2010-M1, Cl A2
4.450%, 09/25/19	228	235
FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/20 (B)	1,049	1,071
FNMA Grantor Trust CMO, Ser 2001- T10, Cl A1
7.000%, 12/25/41	784	900
FNMA Grantor Trust CMO, Ser 2001- T10, Cl A2
7.500%, 12/25/41	487	564
FNMA Grantor Trust CMO, Ser 2001- T7, Cl A1
7.500%, 02/25/41	96	109
FNMA Grantor Trust CMO, Ser 2002- T1, Cl A1
6.500%, 11/25/31	596	685
FNMA Grantor Trust CMO, Ser 2002- T16, Cl A3
7.500%, 07/25/42	79	92
FNMA Grantor Trust CMO, Ser 2002- T18, Cl A4
7.500%, 08/25/42	79	92
FNMA Grantor Trust CMO, Ser 2002- T19, Cl A2
7.000%, 07/25/42	498	587
FNMA Grantor Trust CMO, Ser 2002- T6, Cl A2
7.500%, 10/25/41	141	160
FNMA Grantor Trust CMO, Ser 2004- T3, Cl 1A3
7.000%, 02/25/44	473	545

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Whole Loan CMO, Ser 2002-W4, Cl A5
7.500%, 05/25/42	$101	$117
FNMA Whole Loan CMO, Ser 2002-W6, Cl 2SI, IO
7.847%, 06/25/42 (B)	584	97
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
7.349%, 12/25/42 (B)	308	352
FNMA Whole Loan CMO, Ser 2003- W12, Cl 1A8
4.550%, 06/25/43	379	399
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/42	417	491
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/33	641	735
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	800	943
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.481%, 03/25/45 (B)	366	365
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/45	400	467
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.481%, 02/25/36 (B)	382	377
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.521%, 11/25/46 (B)	581	574
GNMA
7.500%, 10/15/37	422	475
7.000%, 09/15/31	124	142
6.500%, 12/15/32 to 12/15/35	2,004	2,257
4.500%, 11/15/39	3,732	3,881
3.000%, 02/20/41	188	187
GNMA TBA
4.000%, 01/15/41 to 01/20/41	14,460	14,558
3.500%, 01/15/41 to 02/20/41 (B)	4,639	4,461
3.000%, 03/01/36 to 03/01/41 (B)	580	587
GNMA ARM
3.500%, 02/20/34 to 11/20/40 (B)	1,122	1,165
GNMA CMO, Ser 1999-47, Cl Z
7.500%, 12/20/29	637	753
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/31	886	982
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/23	171	188
GNMA CMO, Ser 2003-97, Cl SA, IO
6.289%, 11/16/33 (B)	701	114
GNMA CMO, Ser 2004-11, Cl SX
16.744%, 02/20/34 (B)	37	45
GNMA CMO, Ser 2004-28, Cl SV
8.739%, 04/20/34 (B)	448	477

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2004-34, Cl JO, PO
0.000%, 02/20/34	$136	$131
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/34 (B)	220	216
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/33	79	75
GNMA CMO, Ser 2004-87, Cl SB
7.372%, 03/17/33 (B)	354	366
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/35	400	439
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/36	122	105
GNMA CMO, Ser 2006-37, Cl JG
5.000%, 07/20/36	194	205
GNMA CMO, Ser 2007-17, Cl AF
0.461%, 04/16/37 (B)	588	587
GNMA CMO, Ser 2007-26, Cl SW, IO
5.939%, 05/20/37 (B)	1,059	111
GNMA CMO, Ser 2007-27, Cl SD, IO
5.939%, 05/20/37 (B)	588	62
GNMA CMO, Ser 2007-72, Cl US, IO
6.289%, 11/20/37 (B)	399	48
GNMA CMO, Ser 2007-78, Cl SA, IO
6.269%, 12/16/37 (B)	3,536	489
GNMA CMO, Ser 2007-82, Cl SA, IO
6.269%, 12/20/37 (B)	534	61
GNMA CMO, Ser 2007-9, Cl CI, IO
5.939%, 03/20/37 (B)	840	93
GNMA CMO, Ser 2008-10, Cl S, IO
5.569%, 02/20/38 (B)	820	90
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/33	182	167
GNMA CMO, Ser 2008-33, Cl XS, IO
7.439%, 04/16/38 (B)	403	55
GNMA CMO, Ser 2008-55, Cl SA, IO
5.939%, 06/20/38 (B)	944	97
GNMA CMO, Ser 2009-106, Cl AS, IO
6.139%, 11/16/39 (B)	864	112
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/39	528	80
GNMA CMO, Ser 2009-24, Cl DS, IO
6.039%, 03/20/39 (B)	1,440	147
GNMA CMO, Ser 2009-25, Cl SE, IO
7.339%, 09/20/38 (B)	666	100
GNMA CMO, Ser 2009-43, Cl SA, IO
5.689%, 06/20/39 (B)	787	83
GNMA CMO, Ser 2009-44, Cl MV
6.000%, 04/20/20	1,793	1,985
GNMA CMO, Ser 2009-6, Cl SH, IO
5.779%, 02/20/39 (B)	651	70
GNMA CMO, Ser 2009-64, Cl EQ
4.000%, 07/16/39	648	668
GNMA CMO, Ser 2009-65, Cl TS, IO
6.139%, 12/20/38 (B)	1,278	139
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/38	319	47
GNMA CMO, Ser 2009-67, Cl SA, IO
5.789%, 08/16/39 (B)	550	63
GNMA CMO, Ser 2009-75, Cl MN
5.500%, 09/20/39	500	536

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/37	$643	$580
GNMA CMO, Ser 2009-83, Cl TS, IO
5.839%, 08/20/39 (B)	959	96
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/35	125	108
GNMA CMO, Ser 2010-4, Cl NS, IO
6.129%, 01/16/40 (B)	7,771	1,044
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/20	1,236	1,203
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.715%, 10/07/20 (B)	2,970	2,966
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.635%, 11/06/17 (B)	3,005	3,004
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.735%, 11/05/20 (B)	1,523	1,513

		326,630

Non-Agency Mortgage-Backed Obligations — 11.8%
American General Mortgage Loan Trust, Ser 2009-1, Cl A7
5.750%, 09/25/48 (B) (D)	300	303
American General Mortgage Loan Trust, Ser 2009-1, Cl A5
5.750%, 09/25/48 (B) (D)	200	209
American General Mortgage Loan Trust, Ser 2009-1, Cl A4
5.750%, 09/25/48 (B) (D)	325	337
American General Mortgage Loan Trust, Ser 2010-1A, Cl A1
5.650%, 03/25/58 (B) (D)	246	256
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
2.533%, 02/25/45 (B)	1,297	1,154
Americold Trust, Ser 2010-ARTA, Cl A1
3.847%, 01/14/29 (D)	510	511
ASG Resecuritization Trust, Ser 2009- 2, Cl A55
5.510%, 05/24/36 (B) (D)	306	313
ASG Resecuritization Trust, Ser 2009- 3, Cl A65
5.594%, 03/26/37 (B) (D)	1,087	1,090
ASG Resecuritization Trust, Ser 2010- 3, Cl 2A22
0.463%, 10/28/36 (B) (D)	212	208
Asset Securitization, Ser 1996-D3, Cl A2
7.552%, 10/13/26 (B)	247	251
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/34	194	193
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/34	438	436
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/18	221	225

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/33	$258	$262
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/19	120	120
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/19	165	168
Banc of America Commercial Mortgage Securities, Ser 2002-PB2, Cl B
6.309%, 06/11/35	145	151
Banc of America Commercial Mortgage Securities, Ser 2005-3, Cl A4
4.668%, 07/10/43	100	105
Banc of America Commercial Mortgage Securities, Ser 2005-6, Cl A4
5.369%, 09/10/47 (B)	150	161
Banc of America Commercial Mortgage, Ser 2002-2, Cl E
7.634%, 09/15/32 (B)	128	128
Banc of America Commercial Mortgage, Ser 2002-2, Cl B
5.271%, 07/11/43	111	115
Banc of America Commercial Mortgage, Ser 2002-PB2, Cl A4
6.186%, 06/11/35	1,075	1,113
Banc of America Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/42	149	153
Banc of America Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/43	300	295
Banc of America Commercial Mortgage, Ser 2005-4, Cl A5A
4.933%, 07/10/45	677	707
Banc of America Commercial Mortgage, Ser 2005-5, Cl A4
5.115%, 10/10/45 (B)	270	289
Banc of America Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/44 (B)	215	230
Banc of America Commercial Mortgage, Ser 2006-4, Cl A4
5.634%, 07/10/46	225	241
Banc of America Commercial Mortgage, Ser 2006-5, Cl A4
5.414%, 09/10/47	744	779
Banc of America Funding, Ser 2004-3, Cl 1A7
5.500%, 10/25/34	99	101
Banc of America Funding, Ser 2004-C, Cl 1A1
5.024%, 12/20/34 (B)	136	137
Banc of America Funding, Ser 2010- R11A, Cl 1A6
5.528%, 08/26/35 (B) (D)	243	253
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.811%, 05/25/18 (B)	179	171

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.711%, 08/25/18 (B)	$79	$77
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/34	200	204
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/19	127	130
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A23
4.500%, 04/25/34	77	77
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/19	191	194
BCAP Trust, Ser 2009-RR10, Cl 17A1
5.750%, 06/26/37 (D)	339	297
BCAP Trust, Ser 2009-RR13, Cl 11A1
5.250%, 05/26/37 (B) (D)	146	145
BCAP Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/34 (D)	754	769
BCAP Trust, Ser 2010-RR5, Cl 2A5
5.183%, 04/26/37 (B) (D)	400	398
BCAP Trust, Ser 2010-RR6, Cl 5A1
5.500%, 11/26/37 (B) (D)	179	180
BCAP Trust, Ser 2010-RR7, Cl 1A5
5.024%, 04/26/35 (B) (D)	194	196
BCAP Trust, Ser 2010-RR7, Cl 15A1
1.061%, 01/26/36 (B) (D)	325	313
BCAP Trust, Ser 2010-RR7, Cl 2A1
4.952%, 07/26/45 (B) (D)	478	484
BCAP Trust, Ser 2010-RR7, Cl 16A1
1.028%, 02/26/47 (B) (D)	88	83
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
5.153%, 05/25/34 (B)	158	161
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.340%, 08/25/35 (B)	235	224
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP2, Cl A2
6.480%, 02/15/35	37	37
Bear Stearns Commercial Mortgage Securities, Ser 2002-PBW1, Cl A2
4.720%, 11/11/35 (B)	132	137
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	65	68
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (B)	46	47
Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR4, Cl A3
5.468%, 06/11/41 (B)	120	129
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A3
5.116%, 02/11/41 (B)	371	392
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/41	159	162

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.144%, 10/12/42 (B)	$450	$484
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A
5.623%, 03/11/39 (B)	100	108
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A1
5.593%, 06/11/40	75	76
Chase Mortgage Finance, Ser 2003- S15, Cl 2A10
0.711%, 01/25/34 (B)	133	131
Chase Mortgage Finance, Ser 2003-S9, Cl AP, PO
0.000%, 10/25/18	134	114
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.891%, 02/25/37 (B)	164	164
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
4.157%, 02/25/37 (B)	100	100
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.899%, 07/25/37 (B)	195	188
Citicorp Mortgage Securities, Ser 2003- 6, Cl 1A2
4.500%, 05/25/33	52	53
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/43 (B)	120	123
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
5.427%, 11/25/38 (B)	337	334
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.836%, 02/25/35 (B) (D)	138	137
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (B)	680	734
Commercial Mortgage Pass Through Certificates, Ser 2001-J2a, Cl B
6.304%, 07/16/34 (D)	393	402
Commercial Mortgage Pass Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (D)	71	72
Commercial Mortgage Pass Through Certificates, Ser 2004-LB2A, Cl A4
4.715%, 03/10/39	205	216
Commercial Mortgage Pass Through Certificates, Ser 2007-C9, Cl A4
5.815%, 12/10/49 (B)	132	142
Commercial Mortgage Pass Through Certificates, Ser 2010-C1, Cl A3
4.205%, 07/10/46 (D)	352	342
Commercial Mortgage Pass Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/46 (D)	270	270
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-34, Cl A6
5.250%, 09/25/33	314	318

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/33	$287	$280
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/34	505	509
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-J7, Cl 4A3
9.436%, 08/25/18 (B)	81	80
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/19	233	235
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/33	361	350
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/33	150	151
Credit Suisse First Boston Mortgage Securities, Ser 2003-C4, Cl B
5.253%, 08/15/36 (B)	236	246
Credit Suisse First Boston Mortgage Securities, Ser 2003-CPN1, Cl B
4.723%, 03/15/35	126	130
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.659%, 03/15/39 (B)	215	226
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	1,500	1,562
Credit Suisse Mortgage Capital Certificates, Ser 2007-C2, Cl A2
5.448%, 01/15/49 (B)	206	210
Credit Suisse Mortgage Capital Certificates, Ser 2009-12R, Cl 7A1
5.500%, 10/27/35 (D)	107	105
Credit Suisse Mortgage Capital Certificates, Ser 2010-11R, Cl A1
1.258%, 06/28/47 (B) (D)	375	376
Credit Suisse Mortgage Capital Certificates, Ser 2010-15R, Cl 7A1
5.340%, 10/26/37 (B) (D)	129	130
Credit Suisse Mortgage Capital Certificates, Ser 2010-16, Cl A3
4.250%, 06/25/50 (B) (D)	100	91
Credit Suisse Mortgage Capital Certificates, Ser 2010-1R, Cl 26A1
4.750%, 05/27/37 (D)	295	299
CS First Boston Mortgage Securities, Ser 2002-CKS4, Cl A2
5.183%, 11/15/36	433	451
CS First Boston Mortgage Securities, Ser 2002-CKS4, Cl A1
4.485%, 11/15/36	2	2
CS First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/18	201	204

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CS First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.809%, 10/25/33 (B)	$1,303	$1,140
CS First Boston Mortgage Securities, Ser 2003-CPN1, Cl A2
4.597%, 03/15/35	213	223
CS First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/38	750	772
CS First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/37	290	299
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/48	215	224
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2005-1, Cl 2A1
5.686%, 02/25/20 (B)	130	129
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/22 (D)	124	129
Extended Stay America Trust, Ser 2010-ESHA, Cl A
2.951%, 11/05/27 (D)	194	190
FDIC Structured Sale Guaranteed Notes, Ser 2010-C1, Cl A
2.980%, 12/06/20 (D)	400	402
First Horizon Asset Securities, Ser 2003-8, Cl 2A1
4.500%, 09/25/18	248	253
First Union National Bank Commercial Mortgage, Ser 2001-C4, Cl B
6.417%, 12/12/33	132	137
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/35 (B) (D)	1,026	1,088
GE Capital Commercial Mortgage, Ser 2001-3, Cl A1
5.560%, 06/10/38	10	10
GE Capital Commercial Mortgage, Ser 2002-1A, Cl A3
6.269%, 12/10/35	1,470	1,531
GE Capital Commercial Mortgage, Ser 2002-3A, Cl A2
4.996%, 12/10/37	2,000	2,099
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl A2
6.700%, 04/15/34	106	107
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl B
6.790%, 04/15/34	53	54
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl B
5.487%, 05/10/40 (B)	241	254
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl D
5.487%, 05/10/40 (B)	94	95
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl A2
5.659%, 05/10/40 (B)	122	131

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	$179	$191
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A4
5.301%, 08/10/38 (B)	187	199
GMAC Mortgage Loan Trust, Ser 2003- AR1, Cl A4
3.408%, 10/19/33 (B)	282	280
GMAC Mortgage Loan Trust, Ser 2003- GH2, Cl A4
5.000%, 10/25/33	216	217
GMAC Mortgage Loan Trust, Ser 2003- J7, Cl A7
5.000%, 11/25/33	354	343
GMAC Mortgage Loan Trust, Ser 2004- J5, Cl A7
6.500%, 01/25/35	302	309
GMAC Mortgage Loan Trust, Ser 2004- J6, Cl 1A1
5.000%, 01/25/20	191	195
GMAC Mortgage Loan Trust, Ser 2010- 1, Cl A
4.250%, 07/25/40 (D)	102	103
Greenwich Capital Commercial Funding, Ser 2002-C1, Cl A4
4.948%, 01/11/35	1,340	1,403
Greenwich Capital Commercial Funding, Ser 2003-C1, Cl B
4.229%, 07/05/35	156	161
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A5
4.883%, 06/10/36	344	348
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A6
5.135%, 06/10/36 (B)	44	46
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/36 (B)	1,460	1,575
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AAB
4.619%, 08/10/42	646	670
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (B)	593	629
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
6.080%, 07/10/38 (B)	2,250	2,455
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	1,900	2,002
GS Mortgage Securities II, Ser 2001- GL3A, Cl A2
6.449%, 08/05/18 (B) (D)	186	191
GS Mortgage Securities II, Ser 2004- C1, Cl A2
4.319%, 10/10/28	23	23
GS Mortgage Securities II, Ser 2004- GG2, Cl A6
5.396%, 08/10/38 (B)	123	132

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities II, Ser 2005- GG4, Cl A4A
4.751%, 07/10/39	$317	$334
GS Mortgage Securities II, Ser 2010- C2, Cl A2
5.162%, 12/10/43	697	718
GS Mortgage Securities II, Ser 2010- C2, Cl A1
3.849%, 12/10/43	278	283
GSR Mortgage Loan Trust, Ser 2003- 13, Cl 1A1
4.454%, 10/25/33 (B)	803	819
GSR Mortgage Loan Trust, Ser 2004- 8F, Cl 2A3
6.000%, 09/25/34	229	231
GSR Mortgage Loan Trust, Ser 2005- 5F, Cl 8A3
0.761%, 06/25/35 (B)	204	185
GSR Mortgage Loan Trust, Ser 2005- 5F, Cl 2A3
5.500%, 06/25/35	203	205
GSR Mortgage Loan Trust, Ser 2007- 1F, Cl 2A4
5.500%, 01/25/37	50	46
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.703%, 10/25/34 (B)	1,869	1,633
Impac Funding, Ser 2010-1, Cl A1
5.314%, 01/25/51 (D)	745	750
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/33	161	164
Impac Secured Assets CMO Owner Trust, Ser 2006-2, Cl 2A1
0.611%, 08/25/36 (B)	226	204
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl A3
6.429%, 04/15/35	908	920
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl D
6.847%, 04/15/35 (B)	134	135
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl B
5.211%, 12/12/34 (B)	46	48
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-CIB4, Cl C
6.450%, 05/12/34 (B)	182	189
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-CIB5, Cl A2
5.161%, 10/12/37	97	102
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-C1, Cl A1
4.275%, 01/12/37	130	133
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-CB6, Cl A1
4.393%, 07/12/37	59	61
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-CB7, Cl A4
4.879%, 01/12/38 (B)	238	252

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C2, Cl A3
5.401%, 05/15/41 (B)	$227	$242
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CB9, Cl A2
5.108%, 06/12/41 (B)	138	139
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CB9, Cl A4
5.538%, 06/12/41 (B)	530	567
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/41	212	221
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/42	198	206
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A4
4.918%, 10/15/42 (B)	103	109
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP5, Cl A4
5.203%, 12/15/44 (B)	253	272
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB14, Cl A2
5.437%, 12/12/44	267	269
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB14, Cl A4
5.481%, 12/12/44 (B)	241	257
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB16, Cl A4
5.552%, 05/12/45	140	150
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB17, Cl A4
5.429%, 12/12/43	255	270
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47	128	133
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/47	126	131
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB18, Cl A4
5.440%, 06/12/47	1,200	1,258
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD11, Cl ASB
5.817%, 06/15/49 (B)	264	280
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/51 (B)	1,485	1,572
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A3
5.989%, 02/15/51 (B)	338	354
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl A3
5.420%, 01/15/49	855	889
JPMorgan Chase Commercial Mortgage Securities, Ser 2009-IWST, Cl A2
5.633%, 12/05/27 (D)	684	733

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (D)	$559	$572
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/32 (D)	409	386
JPMorgan Commercial Mortgage Finance, Ser 2000-C10, Cl C
7.903%, 08/15/32 (B)	72	72
JPMorgan Mortgage Trust, Ser 2004- A3, Cl 4A1
4.307%, 07/25/34 (B)	74	74
JPMorgan Mortgage Trust, Ser 2004- A4, Cl 1A1
4.552%, 09/25/34 (B)	102	104
JPMorgan Mortgage Trust, Ser 2005- A1, Cl 5A1
4.480%, 02/25/35 (B)	81	82
JPMorgan Mortgage Trust, Ser 2006- A2, Cl 4A1
2.930%, 08/25/34 (B)	695	683
JPMorgan Mortgage Trust, Ser 2006- A3, Cl 6A1
2.991%, 08/25/34 (B)	362	338
JPMorgan Reremic, Ser 2010-4, Cl 7A1
4.277%, 08/26/35 (B) (D)	197	196
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A4
5.942%, 07/15/44 (B)	325	348
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
5.932%, 07/15/44 (B)	129	137
LB-UBS Commercial Mortgage Trust, Ser 2001-C2, Cl A2
6.653%, 11/15/27	219	220
LB-UBS Commercial Mortgage Trust, Ser 2001-C3, Cl A2
6.365%, 12/15/28	421	427
LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Cl A4
5.594%, 06/15/31	248	260
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A4
4.563%, 09/15/26	69	70
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A5
4.853%, 09/15/31	1,185	1,239
LB-UBS Commercial Mortgage Trust, Ser 2002-C7, Cl A4
4.960%, 12/15/31	270	285
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Cl A4
5.124%, 11/15/32 (B)	356	380
LB-UBS Commercial Mortgage Trust, Ser 2004-C1, Cl A4
4.568%, 01/15/31	146	152
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/29	101	105

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A4
4.742%, 02/15/30	$133	$139
LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Cl A4
4.998%, 04/15/30	374	385
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.088%, 02/15/41 (B) (D)	8,875	88
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/31	200	214
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
5.881%, 06/15/38 (B)	125	135
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AAB
5.403%, 02/15/40	64	67
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	40	41
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A3
5.933%, 07/15/40	481	504
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.154%, 04/15/41 (B)	231	250
LVII Resecuritization Trust, Ser 2009-1, Cl A1
5.950%, 11/27/37 (B) (D)	85	87
LVII Resecuritization Trust, Ser 2009-2, Cl A3
3.001%, 09/27/37 (B) (D)	269	268
LVII Resecuritization Trust, Ser 2009-2, Cl A4
3.001%, 09/27/37 (B) (D)	246	246
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A6
2.899%, 11/21/34 (B)	410	410
Master Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/33	254	253
Master Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/18	81	83
Master Resecuritization Trust, Ser 2005, Cl PO, PO
0.000%, 05/28/35 (D)	161	103
Master Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/32	726	750
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/33	159	159
Merrill Lynch Mortgage Investors, Ser 2003-A4, Cl 2A
2.866%, 07/25/33 (B)	71	71
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.292%, 02/25/34 (B)	981	969

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Trust, Ser 2004-KEY2, Cl A4
4.864%, 08/12/39 (B)	$420	$439
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A2
4.960%, 07/12/38	184	187
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/38 (B)	127	132
Merrill Lynch Mortgage Trust, Ser 2005-CKI1, Cl A6
5.241%, 11/12/37 (B)	470	506
Merrill Lynch Mortgage Trust, Ser 2005-KEY, Cl A4
5.236%, 11/12/35 (B)	418	443
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.331%, 01/12/44 (B)	120	113
Merrill Lynch Mortgage Trust, Ser 2006-C1, Cl A4
5.838%, 05/12/39 (B)	150	162
Merrill Lynch, Ser 2007-7, Cl A4
5.810%, 06/12/50 (B)	810	835
Merrill Lynch/Countrywide Commercial Mortgage, Ser 2006-4, Cl A3
5.172%, 12/12/49 (B)	1,400	1,449
MLCC Mortgage Investors, Ser 2004-A, Cl A2
0.713%, 04/25/29 (B)	107	99
Morgan Stanley Capital I, Ser 2003- IQ6, Cl A
4.970%, 12/15/41	266	283
Morgan Stanley Capital I, Ser 2003- T11, Cl A4
5.150%, 06/13/41	297	316
Morgan Stanley Capital I, Ser 2004- HQ3, Cl A4
4.800%, 01/13/41	129	135
Morgan Stanley Capital I, Ser 2004- IQ8, Cl A4
4.900%, 06/15/40	427	441
Morgan Stanley Capital I, Ser 2004- T15, Cl A4
5.270%, 06/13/41 (B)	156	167
Morgan Stanley Capital I, Ser 2005- HQ5, Cl AAB
5.037%, 01/14/42	112	117
Morgan Stanley Capital I, Ser 2005- HQ6, Cl A4A
4.989%, 08/13/42	750	794
Morgan Stanley Capital I, Ser 2005- HQ7, Cl AAB
5.353%, 11/14/42 (B)	59	62
Morgan Stanley Capital I, Ser 2005- HQ7, Cl A4
5.191%, 11/14/42 (B)	305	328
Morgan Stanley Capital I, Ser 2005- IQ9, Cl A5
4.700%, 07/15/56	264	278

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2005- T17, Cl A4
4.520%, 12/13/41	$35	$35
Morgan Stanley Capital I, Ser 2006- IQ12, Cl ANM
5.310%, 12/15/43	312	315
Morgan Stanley Capital I, Ser 2006- T21, Cl A4
5.162%, 10/12/52 (B)	300	320
Morgan Stanley Capital I, Ser 2007- HQ13, Cl A1
5.357%, 12/15/44	127	132
Morgan Stanley Capital I, Ser 2007- HQ13, Cl A3
5.569%, 12/15/44	566	581
Morgan Stanley Capital I, Ser 2007- IQ14, Cl AAB
5.654%, 04/15/49 (B)	83	88
Morgan Stanley Capital I, Ser 2007- IQ16, Cl A4
5.809%, 12/12/49	846	904
Morgan Stanley Capital I, Ser 2007- T27, Cl A4
5.802%, 06/11/42 (B)	100	109
Morgan Stanley Capital I, Ser 2009-IO, Cl A1
3.000%, 07/17/56	158	158
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	229	232
Morgan Stanley Dean Witter Capital I, Ser 2002-HQ, Cl B
6.640%, 04/15/34	111	117
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/35	111	115
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	520	549
Morgan Stanley Reremic Trust, Ser 2010-HQ4B, Cl A7A
4.970%, 04/16/40 (D)	250	266
Nomura Asset Securities, Ser 1998-D6, Cl A2
7.046%, 03/15/30 (B)	406	447
PNC Mortgage Acceptance, Ser 2001- C1, Cl A2
6.360%, 03/12/34	45	45
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/34	67	49
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/34	144	149
Prudential Mortgage Capital Funding, Ser 2001-ROCK, Cl B
6.760%, 05/10/34	144	146
RBSSP Resecuritization Trust, Ser 2010-4, Cl 12A1
4.500%, 03/26/21 (D)	288	289

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/37 (B) (D)	$250	$247
Residential Accredit Loans, Ser 2003- QS15, Cl A7
5.500%, 08/25/33	213	207
Residential Accredit Loans, Ser 2003- QS18, Cl A1
5.000%, 09/25/18	225	231
Residential Accredit Loans, Ser 2004- QA7, Cl A4
5.500%, 05/25/34	286	244
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	836	835
Residential Asset Securitization Trust, Ser 2002-A13, Cl A4
5.250%, 12/25/17	168	169
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/33	162	164
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.796%, 12/25/34 (B)	970	939
Salomon Brothers Mortgage Securities VII, Ser 2000-C2, Cl C
7.727%, 07/18/33 (B)	47	47
Salomon Brothers Mortgage Securities VII, Ser 2001-C2, Cl A3
6.499%, 11/13/36	274	280
Salomon Brothers Mortgage Securities VII, Ser 2002-KEY2, Cl A2
4.467%, 03/18/36	42	43
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
3.202%, 09/25/33 (B)	230	229
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/40 (B)	134	136
Structured Asset Securities, Ser 2003- 16, Cl A3
0.761%, 06/25/33 (B)	217	208
Structured Asset Securities, Ser 2003- 24A, Cl 3A2
2.528%, 07/25/33 (B)	372	340
Structured Asset Securities, Ser 2003- 32, Cl 1A1
5.085%, 11/25/33 (B)	146	149
Structured Asset Securities, Ser 2003- 33H, Cl 1A1
5.500%, 10/25/33	270	268
Structured Asset Securities, Ser 2003- 37A, Cl 2A
4.996%, 12/25/33 (B)	159	161
Structured Asset Securities, Ser 2004- 5H, Cl A4
5.540%, 12/25/33	400	398
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A3
6.049%, 08/15/39 (B)	1,000	1,099

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

US Bank, Ser 2007-1, Cl A
5.920%, 05/25/12	$449	$467
Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/23	1,003	1,155
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1, Cl A4
6.287%, 04/15/34	88	92
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (D)	26	27
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	143	147
WaMu Mortgage Pass Through Certificates, Ser 2003-AR10, Cl A7
2.621%, 10/25/33 (B)	309	299
WaMu Mortgage Pass Through Certificates, Ser 2003-AR7, Cl A7
2.672%, 08/25/33 (B)	180	178
WaMu Mortgage Pass Through Certificates, Ser 2003-AR8, Cl A
2.716%, 08/25/33 (B)	81	81
WaMu Mortgage Pass Through Certificates, Ser 2003-AR9, Cl 1A6
2.707%, 09/25/33 (B)	289	278
WaMu Mortgage Pass Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/18	158	162
WaMu Mortgage Pass Through Certificates, Ser 2003-S4, Cl 2A10
16.746%, 06/25/33 (B)	71	78
WaMu Mortgage Pass Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/33	728	726
WaMu Mortgage Pass Through Certificates, Ser 2004-AR3, Cl A2
4.243%, 06/25/34 (B)	190	184
WaMu Mortgage Pass Through Certificates, Ser 2004-AR3, Cl A1
2.705%, 06/25/34 (B)	127	123
WaMu Mortgage Pass Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/19	265	274
WaMu Mortgage Pass Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/34	677	700
WaMu Mortgage Pass Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/34	230	227
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-15, Cl 1A1
4.750%, 12/25/18	416	426
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-C, Cl A6
3.246%, 02/25/33 (B)	174	176
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-J, Cl 2A5
4.435%, 10/25/33 (B)	148	151

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage Backed Securities Trust, Ser 2003-K, Cl 1A1
4.465%, 11/25/33 (B)	$236	$238
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/34 (B)	99	102
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-E, Cl A8
4.847%, 05/25/34 (B)	250	253
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.857%, 12/25/34 (B)	311	303
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.979%, 12/25/34 (B)	148	145
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.857%, 12/25/34 (B)	311	301
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-I, Cl 1A1
2.948%, 07/25/34 (B)	268	275
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-P, Cl 2A1
2.911%, 09/25/34 (B)	155	153
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-V, Cl 1A1
2.892%, 10/25/34 (B)	164	160
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-V, Cl 1A2
2.892%, 10/25/34 (B)	327	325
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-1, Cl 2A1
5.000%, 01/25/20	123	124
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.897%, 06/25/35 (B)	275	266
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
4.532%, 06/25/34 (B)	595	584

		101,675

Total Mortgage-Backed Securities (Cost $416,464) ($ Thousands)		428,305

CORPORATE OBLIGATIONS — 23.5%

Consumer Discretionary — 1.1%
British Sky Broadcasting Group
9.500%, 11/15/18 (D)	298	390
CBS
7.875%, 07/30/30	50	59
5.750%, 04/15/20	25	27
Comcast
6.500%, 01/15/17	725	836
5.850%, 11/15/15	465	523
5.150%, 03/01/20	125	131
Comcast Cable Communications
8.375%, 03/15/13	592	674

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Comcast Cable Holdings
10.125%, 04/15/22	$45	$61
COX Communications
5.450%, 12/15/14	70	77
Cox Enterprises
7.375%, 07/15/27 (D)	50	57
Daimler Finance LLC
7.300%, 01/15/12 (E)	170	181
6.500%, 11/15/13	80	91
DIRECTV Holdings
6.000%, 08/15/40	703	706
4.600%, 02/15/21	100	99
Historic TW
9.150%, 02/01/23	200	262
Lowe’s MTN
7.110%, 05/15/37	110	132
Mattel
6.200%, 10/01/40	195	192
NBC Universal
5.950%, 04/01/41 (D)	196	196
4.375%, 04/01/21 (D)	346	336
2.875%, 04/01/16 (D)	417	407
Newell Rubbermaid
4.700%, 08/15/20	47	47
News America
7.300%, 04/30/28	150	169
7.250%, 05/18/18	50	60
6.150%, 03/01/37	445	464
Staples
9.750%, 01/15/14	80	97
TCI Communications
8.750%, 08/01/15	210	258
7.125%, 02/15/28	200	224
Thomson Reuters
5.950%, 07/15/13	213	236
4.700%, 10/15/19	75	79
Time Warner
7.625%, 04/15/31	620	754
Time Warner Cable
8.250%, 04/01/19	200	248
7.300%, 07/01/38	110	129
6.750%, 07/01/18	800	932
Viacom
6.250%, 04/30/16	100	114

		9,248

Consumer Staples — 0.9%
Altria Group
10.200%, 02/06/39 (E)	200	289
9.700%, 11/10/18	95	126
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19 (D)	1,095	1,363
7.200%, 01/15/14 (D)	120	137
5.375%, 11/15/14 (D)	220	242
4.125%, 01/15/15	590	621
Bunge Finance
8.500%, 06/15/19 (E)	120	141
Clorox
5.000%, 03/01/13	90	96
Coca-Cola
3.150%, 11/15/20	330	309
1.500%, 11/15/15	545	523

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CVS Caremark
6.125%, 09/15/39	$40	$43
Diageo Capital
4.828%, 07/15/20	90	95
Diageo Finance BV
5.500%, 04/01/13 (E)	90	98
Kraft Foods
6.500%, 02/09/40	950	1,065
6.125%, 08/23/18	225	257
5.375%, 02/10/20	411	442
Kroger
7.500%, 04/01/31	30	36
5.400%, 07/15/40	14	13
PepsiCo
7.900%, 11/01/18	11	14
5.500%, 01/15/40	155	164
SABMiller
5.500%, 08/15/13 (D)	90	98
Wal-Mart Stores
5.625%, 04/01/40	240	256
5.000%, 10/25/40	235	228
3.250%, 10/25/20	390	367
Woolworths
4.000%, 09/22/20 (D)	350	339

		7,362

Energy — 1.9%
Anadarko Petroleum
7.625%, 03/15/14	180	202
6.375%, 09/15/17	330	359
5.950%, 09/15/16 (E)	795	854
Apache
5.100%, 09/01/40	240	233
BG Energy Capital
2.500%, 12/09/15 (D)	325	322
BP Capital Markets
3.875%, 03/10/15	185	191
CenterPoint Energy Resources
7.875%, 04/01/13	25	28
5.950%, 01/15/14	70	76
ConocoPhillips
6.000%, 01/15/20 (E)	100	116
Encana
6.500%, 05/15/19 (E)	150	178
6.500%, 02/01/38	675	732
Energy Transfer Partners
9.000%, 04/15/19 (E)	225	282
ENI
5.700%, 10/01/40 (D)	300	288
Halliburton
6.150%, 09/15/19	80	92
Husky Energy
7.250%, 12/15/19	233	277
5.900%, 06/15/14	268	295
Marathon Oil
7.500%, 02/15/19 (E)	100	124
Motiva Enterprises
6.850%, 01/15/40 (D)	400	465
Occidental Petroleum
4.100%, 02/01/21	465	473
2.500%, 02/01/16	665	663

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Odebrecht Drilling Norbe VIII
6.350%, 06/30/21 (D)	$215	$224
Petro-Canada
6.800%, 05/15/38	625	712
6.050%, 05/15/18	115	131
Plains All American Pipeline
6.650%, 01/15/37	90	95
3.950%, 09/15/15	323	334
Rockies Express Pipeline
3.900%, 04/15/15 (D)	695	687
Shell International Finance BV
4.300%, 09/22/19	300	313
3.100%, 06/28/15	541	555
Southern Union
8.250%, 11/15/29	875	945
Spectra Energy Capital
8.000%, 10/01/19	200	244
Statoil
3.125%, 08/17/17	50	50
Suncor Energy
6.500%, 06/15/38	100	111
Talisman Energy
7.750%, 06/01/19	100	123
Tennessee Gas Pipeline
8.000%, 02/01/16	1,000	1,161
Tosco
7.800%, 01/01/27	65	81
Total Capital
3.000%, 06/24/15	370	378
TransCanada PipeLines
7.125%, 01/15/19	50	61
6.500%, 08/15/18	175	206
Transocean
6.500%, 11/15/20	120	127
4.950%, 11/15/15 (E)	695	718
Union Pacific Resources Group
7.150%, 05/15/28	52	54
Valero Energy
6.625%, 06/15/37	935	950
Williams
7.875%, 09/01/21	1,022	1,206
7.750%, 06/15/31	550	620

		16,336

Financials — 14.0%
ACE INA Holdings
5.600%, 05/15/15	100	110
Achmea Hypotheekbank
3.200%, 11/03/14 (D)	1,020	1,061
AEP Texas Central Transition Funding
5.090%, 07/01/15	1,300	1,438
4.980%, 07/01/13	332	347
Aflac
6.450%, 08/15/40	25	26
Allstate
5.000%, 08/15/14	70	76
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/13	610	664
American Express
7.250%, 05/20/14	105	120
7.000%, 03/19/18	170	198

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American Express Credit MTN
7.300%, 08/20/13	$680	$766
2.750%, 09/15/15 (E)	855	841
American Honda Finance MTN
3.875%, 09/21/20 (D)	495	476
American International Group
6.400%, 12/15/20 (E)	505	530
ANZ National International
2.375%, 12/21/12 (D)	100	101
AON
6.250%, 09/30/40	19	20
3.500%, 09/30/15	11	11
Associates Corp of North America
6.950%, 11/01/18	200	219
Australia & New Zealand Banking Group
3.700%, 01/13/15 (D)	530	546
Bank of America
7.375%, 05/15/14	1,160	1,289
6.500%, 08/01/16	1,325	1,438
6.100%, 06/15/17	1,875	1,959
6.000%, 09/01/17	420	440
5.875%, 01/05/21	510	528
5.750%, 12/01/17	110	114
5.650%, 05/01/18	1,370	1,400
5.625%, 07/01/20	480	489
5.420%, 03/15/17	100	99
4.500%, 04/01/15	150	152
3.700%, 09/01/15 (E)	570	565
Bank of New York Mellon MTN
4.600%, 01/15/20	40	42
2.950%, 06/18/15	125	127
Bank of Nova Scotia
3.400%, 01/22/15	94	98
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/15 (D)	100	104
Barclays Bank
5.200%, 07/10/14	150	162
5.140%, 10/14/20	500	450
5.125%, 01/08/20	515	526
5.000%, 09/22/16	1,450	1,534
2.500%, 01/23/13	150	152
2.500%, 09/21/15 (D)	685	660
BB&T
4.900%, 06/30/17	200	208
3.950%, 04/29/16	160	165
3.850%, 07/27/12	150	156
3.375%, 09/25/13 (E)	195	204
Bear Stearns
7.250%, 02/01/18	1,500	1,778
Berkshire Hathaway Finance
5.400%, 05/15/18	110	121
BlackRock
6.250%, 09/15/17	145	163
Blackstone Holdings Finance
5.875%, 03/15/21 (D)	295	282
BNP Paribas Home Loan Covered Bonds
2.200%, 11/02/15 (D)	735	704
Boston Properties
4.125%, 05/15/21 ‡	200	190

15	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Canadian Imperial Bank of Commerce
2.600%, 07/02/15 (D)	$250	$251
Capital One Bank USA
8.800%, 07/15/19	325	400
Capital One Financial
7.375%, 05/23/14 (E)	225	256
6.750%, 09/15/17	70	81
Caterpillar Financial Services MTN
7.150%, 02/15/19	110	135
5.850%, 09/01/17	140	158
CDP Financial
3.000%, 11/25/14 (D)	900	915
Charles Schwab
4.950%, 06/01/14	20	22
Chase Capital II
0.787%, 02/01/27 (B)	560	443
Citigroup
8.500%, 05/22/19	364	452
8.125%, 07/15/39 (E)	275	350
6.500%, 08/19/13	250	275
6.375%, 08/12/14	710	785
6.125%, 05/15/18	115	126
6.010%, 01/15/15	325	357
6.000%, 08/15/17	620	673
5.875%, 02/22/33	710	660
5.375%, 08/09/20 (E)	260	270
5.300%, 01/07/16	1,350	1,433
4.750%, 05/19/15	305	319
4.587%, 12/15/15 (E)	665	693
1.064%, 12/09/11 (B)	885	892
0.838%, 08/25/36 (B)	1,500	958
Citigroup Funding
1.875%, 10/22/12	680	694
CME Group
5.750%, 02/15/14	46	51
CNA Financial
5.875%, 08/15/20	72	72
Comerica
3.000%, 09/16/15	35	35
CommonWealth REIT
6.650%, 01/15/18 ‡	60	63
6.250%, 08/15/16 ‡	100	104
Credit Suisse New York
6.000%, 02/15/18	370	397
Credit Suisse NY MTN
5.300%, 08/13/19	250	264
Credit Suisse USA
5.125%, 08/15/15 (E)	170	186
Deutsche Bank MTN
4.875%, 05/20/13	750	804
3.875%, 08/18/14	100	105
2.375%, 01/11/13 (E)	1,355	1,375
Dexia Credit Local
2.750%, 04/29/14 (D)	1,795	1,821
Discover Financial Services
6.450%, 06/12/17	250	260
DnB Boligkreditt
2.100%, 10/14/15 (D)	1,735	1,650
ERP Operating
5.750%, 06/15/17 ‡	125	137
5.125%, 03/15/16 ‡	830	895

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Export-Import Bank of Korea
5.500%, 10/17/12	$233	$247
Farmers Exchange Capital
7.200%, 07/15/48 (D)	1,721	1,559
7.050%, 07/15/28 (D)	480	464
FIH Erhvervsbank
2.000%, 06/12/13 (D)	640	651
General Electric Capital MTN
6.750%, 03/15/32 (E)	1,665	1,885
6.000%, 08/07/19	645	718
5.900%, 05/13/14	850	941
5.875%, 01/14/38	1,950	2,024
5.625%, 09/15/17 (E)	700	769
5.500%, 01/08/20 (E)	180	192
5.400%, 02/15/17	200	214
1.184%, 05/22/13 (B)	760	763
0.409%, 04/10/12 (B)	500	499
Goldman Sachs Group MTN
7.500%, 02/15/19	700	816
6.750%, 10/01/37 (E)	365	373
6.250%, 09/01/17 (E)	650	718
6.150%, 04/01/18	780	859
6.000%, 05/01/14	2,800	3,085
6.000%, 06/15/20 (E)	485	524
5.375%, 03/15/20	950	982
5.250%, 10/15/13	140	151
1.066%, 12/05/11 (B)	2,030	2,046
Guardian Life Insurance of America
7.375%, 09/30/39 (D)	1,250	1,455
Hartford Financial Services Group
5.500%, 03/30/20	345	350
HCP MTN
6.700%, 01/30/18 ‡	1,119	1,201
6.300%, 09/15/16 ‡	430	463
6.000%, 01/30/17 ‡	89	93
5.950%, 09/15/11 ‡	1,155	1,192
5.650%, 12/15/13 ‡	401	431
Health Care REIT
6.125%, 04/15/20 ‡	1,775	1,868
Healthcare Realty Trust
6.500%, 01/17/17 ‡	1,400	1,510
HSBC Bank
4.125%, 08/12/20 (D)	100	96
HSBC Bank USA NY
4.625%, 04/01/14 (E)	175	182
HSBC Finance
5.500%, 01/19/16	140	152
4.750%, 07/15/13	160	169
HSBC Holdings PLC
6.800%, 06/01/38 (E)	465	503
International Lease Finance MTN
5.250%, 01/10/13 (E)	100	100
Itau Unibanco Holding MTN
6.200%, 04/15/20 (D)	380	391
Jackson National Life Global Funding MTN
5.375%, 05/08/13 (D)	200	214
Jefferies Group
6.450%, 06/08/27	160	153
6.250%, 01/15/36	120	107

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

John Deere Capital MTN
5.750%, 09/10/18	$100	$113
JPMorgan Chase
5.500%, 10/15/40	125	128
4.950%, 03/25/20	130	133
3.700%, 01/20/15	110	114
JPMorgan Chase Bank
6.000%, 10/01/17	2,634	2,920
JPMorgan Chase Capital XIII
1.239%, 09/30/34 (B)	500	395
JPMorgan Chase Capital XXV
6.800%, 10/01/37	416	430
KeyBank
5.800%, 07/01/14	250	268
Kilroy Realty
6.625%, 06/01/20 ‡	195	194
5.000%, 11/03/15 ‡	140	139
Korea Development Bank
3.250%, 03/09/16 (E)	534	519
Lazard Group
7.125%, 05/15/15	438	472
6.850%, 06/15/17	599	627
Liberty Mutual Group
7.500%, 08/15/36 (D)	242	241
Lloyds TSB Bank MTN
6.500%, 09/14/20 (D)	394	362
5.800%, 01/13/20 (D)	500	494
M&T Bank
5.375%, 05/24/12	80	84
Macquarie Group
7.300%, 08/01/14	1,475	1,611
7.300%, 08/01/14 (D)	120	131
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (D)	890	1,191
MassMutual Global Funding II
2.875%, 04/21/14 (D)	100	102
Merrill Lynch
6.875%, 04/25/18	100	110
6.400%, 08/28/17	150	159
6.150%, 04/25/13	140	150
6.050%, 05/16/16	920	948
MetLife
6.750%, 06/01/16	390	452
6.400%, 12/15/36	695	653
Metropolitan Life Global Funding I
5.125%, 06/10/14 (D)	100	109
2.875%, 09/17/12 (D)	200	205
2.500%, 01/11/13 (D)	110	112
2.500%, 09/29/15 (D)	520	512
Monumental Global Funding
5.500%, 04/22/13 (D)	65	70
Morgan Stanley
7.300%, 05/13/19	100	112
6.625%, 04/01/18 (E)	1,770	1,920
6.250%, 08/28/17 (E)	200	215
5.950%, 12/28/17	297	314
5.750%, 08/31/12	180	192
5.625%, 09/23/19	285	291
5.550%, 04/27/17 (E)	985	1,026
5.500%, 01/26/20	700	706
5.450%, 01/09/17	470	487

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.750%, 04/01/14	$620	$635
4.200%, 11/20/14	156	159
3.450%, 11/02/15	440	429
0.654%, 06/20/12 (B)	2,385	2,398
0.539%, 01/18/11 (B)	325	325
National Australia Bank
3.750%, 03/02/15 (D)	120	124
2.500%, 01/08/13 (D)	150	153
National City
6.875%, 05/15/19	50	56
4.900%, 01/15/15	200	214
National City Bank
0.673%, 06/07/17 (B)	1,300	1,172
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	60	83
2.625%, 09/16/12	25	26
New York Life Global Funding
4.650%, 05/09/13 (D)	150	161
3.000%, 05/04/15 (D)	720	735
Nomura Holdings
6.700%, 03/04/20	115	123
5.000%, 03/04/15	40	42
Nordea Bank
3.700%, 11/13/14 (D)	630	649
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (D)	350	387
Pacific Life Global Funding MTN
5.150%, 04/15/13 (D)	100	107
5.000%, 05/15/17 (D)	50	51
Pipeline Funding
7.500%, 01/15/30 (D)	1,500	1,561
PNC Funding
5.125%, 02/08/20	90	94
Post Apartment Homes
4.750%, 10/15/17	700	672
Power Receivables Financial
6.290%, 01/01/12 (D)	88	88
Principal Life Income Funding Trusts MTN
5.300%, 12/14/12	125	134
5.300%, 04/24/13 (E)	125	135
5.100%, 04/15/14	225	243
Prudential Financial MTN
6.200%, 11/15/40	155	164
4.500%, 11/15/20	125	122
Prudential Holdings
8.695%, 12/18/23 (D)	1,200	1,430
1.179%, 12/18/17 (B) (D)	750	651
Qatari Diar Finance QSC
5.000%, 07/21/20 (D)	385	383
Rabobank Nederland MTN
3.200%, 03/11/15 (D)	200	204
Simon Property Group
10.350%, 04/01/19 ‡	130	178
6.750%, 05/15/14 ‡	50	56
5.650%, 02/01/20 ‡	38	41
Sparebanken 1 Boligkreditt
1.250%, 10/25/13 (D)	710	705
Stadshypotek
1.450%, 09/30/13 (D)	349	349

17	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Svensk Exportkredit
3.250%, 09/16/14	$652	$683
Tanger Properties
6.125%, 06/01/20 ‡	215	231
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (D)	315	369
Toronto-Dominion Bank
2.200%, 07/29/15 (D)	100	98
Toyota Motor Credit MTN
3.200%, 06/17/15	87	90
Travelers Property Casualty
7.750%, 04/15/26	100	123
UBS MTN
5.875%, 12/20/17	120	132
US Bancorp
2.875%, 11/20/14	138	141
2.000%, 06/14/13	75	76
1.125%, 10/30/13	430	426
Ventas Realty
3.125%, 11/30/15 ‡	185	178
Wachovia
5.750%, 06/15/17	485	537
Wachovia Bank MTN
6.600%, 01/15/38	380	418
6.000%, 11/15/17	875	971
0.632%, 03/15/16 (B)	400	375
WEA Finance
7.500%, 06/02/14 (D)	1,361	1,545
7.125%, 04/15/18 (D)	315	362
6.750%, 09/02/19 (D)	70	78
Wells Fargo MTN
5.625%, 12/11/17 (E)	180	200
3.750%, 10/01/14	390	407
Westfield Group
5.400%, 10/01/12 (D)	319	338
Westpac Banking
4.875%, 11/19/19 (E)	260	273
3.000%, 12/09/15	1,005	1,003
2.250%, 11/19/12	215	220
WR Berkley
5.375%, 09/15/20	185	181
ZFS Finance USA Trust IV
5.875%, 05/09/32 (B) (D)	1,750	1,708

		120,589

Government — 0.4%
Chile Government International Bond
3.875%, 08/05/20	595	585
Kommunalbanken
1.750%, 10/05/15 (D)	502	487
Mexico Government International Bond MTN
6.375%, 01/16/13 (E)	200	218
Peruvian Government International Bond
5.625%, 11/18/50	250	231
Poland Government International Bond
3.875%, 07/16/15	315	320
Province of Ontario Canada
4.400%, 04/14/20	100	105
3.150%, 12/15/17	505	502

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.950%, 02/05/15	$240	$248
Province of Quebec Canada MTN
6.350%, 01/30/26	70	84
Qatar Govt International Bond
4.000%, 01/20/15 (D)	965	999
Russian Foreign Bond - Eurobond
3.625%, 04/29/15 (D)	100	100

		3,879

Health Care — 0.3%
Allergan
3.375%, 09/15/20	575	542
Amgen
5.750%, 03/15/40	192	204
4.500%, 03/15/20	22	23
3.450%, 10/01/20 (E)	635	605
Becton Dickinson and
3.250%, 11/12/20	205	192
Bristol-Myers Squibb
5.450%, 05/01/18	245	278
Coventry Health Care
5.950%, 03/15/17	391	397
Medco Health Solutions
2.750%, 09/15/15	35	35
Merck
3.875%, 01/15/21	320	318
Pfizer
5.350%, 03/15/15	120	135
Pharmacia
6.500%, 12/01/18	120	143
UnitedHealth Group
6.875%, 02/15/38	150	175

		3,047

Industrials — 0.8%
BAE Systems Holdings
5.200%, 08/15/15 (D)	90	96
Browning-Ferris Industries
9.250%, 05/01/21	45	56
Burlington Northern Santa Fe
7.290%, 06/01/36	90	106
5.750%, 03/15/18	950	1,070
5.750%, 05/01/40 (E)	456	472
4.700%, 10/01/19 (E)	75	78
Canadian National Railway
5.850%, 11/15/17	50	57
Cargill
7.350%, 03/06/19 (D)	250	300
Continental Airlines 2000-1 Cl A-1 Pass Through Trust
8.048%, 11/01/20	373	422
Continental Airlines 2009-2 Cl A Pass Through Trust
7.250%, 11/10/19	194	217
CSX
6.250%, 03/15/18	155	178
Delta Air Lines 2010-1 Cl A Pass Through Trust
6.200%, 07/02/18	600	637
Delta Air Lines 2010-2 Cl A Pass Through Trust
4.950%, 05/23/19	50	50

18	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Hutchison Whampoa International 09
4.625%, 09/11/15 (D)	$820	$861
JetBlue Airways 2004-1 G-1 Pass Through Trust
0.677%, 12/15/13 (B)	574	537
Lockheed Martin
5.720%, 06/01/40 (D)	82	85
Northrop Grumman
5.050%, 11/15/40	140	131
3.500%, 03/15/21	205	191
1.850%, 11/15/15	540	518
Pitney Bowes
5.600%, 03/15/18	25	26
5.000%, 03/15/15	50	53
4.875%, 08/15/14	50	53
Raytheon
3.125%, 10/15/20	215	198
Ryder System MTN
3.600%, 03/01/16	35	35
Tyco International Finance
8.500%, 01/15/19	50	64
Union Pacific
7.000%, 02/01/16	150	177
United Parcel Service of America
8.375%, 04/01/20	50	66
United Technologies
8.875%, 11/15/19	110	149
Waste Management
4.750%, 06/30/20	93	95

		6,978

Information Technology — 0.5%
Adobe Systems
4.750%, 02/01/20	280	286
Arrow Electronics
6.875%, 07/01/13	25	28
6.875%, 06/01/18	95	107
6.000%, 04/01/20	45	46
5.125%, 03/01/21	200	191
3.375%, 11/01/15	135	131
Cisco Systems
5.900%, 02/15/39	150	166
5.500%, 01/15/40 (E)	100	105
Dell
5.650%, 04/15/18	90	99
Harris
6.150%, 12/15/40	90	92
Hewlett-Packard
3.750%, 12/01/20	340	332
2.200%, 12/01/15	505	497
2.125%, 09/13/15 (E)	715	706
HP Enterprise Services
7.450%, 10/15/29	125	161
International Business Machines
8.000%, 10/15/38	100	137
Intuit
5.750%, 03/15/17	75	82
Microsoft
4.500%, 10/01/40	14	13
1.625%, 09/25/15	90	88
Oracle
5.375%, 07/15/40 (D)	277	280

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.000%, 07/08/19	$200	$217
SAIC
5.950%, 12/01/40 (D)	135	137
Xerox
8.250%, 05/15/14	90	105

		4,006

Materials — 0.4%
BHP Billiton Finance USA
6.500%, 04/01/19	125	149
Dow Chemical
8.550%, 05/15/19	504	632
5.900%, 02/15/15	245	271
4.850%, 08/15/12	775	817
4.250%, 11/15/20 (E)	240	230
EI du Pont de Nemours
4.900%, 01/15/41	25	24
1.950%, 01/15/16	40	39
Nacional del Cobre de Chile
3.750%, 11/04/20 (D)	480	455
Potash Corp of Saskatchewan
6.500%, 05/15/19	50	58
PPG Industries
9.000%, 05/01/21	145	190
Praxair
5.200%, 03/15/17	70	77
4.375%, 03/31/14	75	80
Rio Tinto Finance USA Ltd.
8.950%, 05/01/14	80	97
Vale Overseas
6.875%, 11/10/39	144	159
4.625%, 09/15/20 (E)	265	262

		3,540

Sovereign — 0.0%
Brazilian Government International Bond
5.625%, 01/07/41	190	189
Province of Manitoba Canada
2.125%, 04/22/13	46	47
Tennessee Valley Authority
5.250%, 09/15/39	40	42
4.625%, 09/15/60	60	56

		334

Telecommunication Services — 1.3%
America Movil
5.000%, 10/16/19	455	474
American Tower
5.050%, 09/01/20	139	137
4.500%, 01/15/18	470	466
AT&T
8.000%, 11/15/31	13	16
6.300%, 01/15/38	435	459
5.875%, 02/01/12	200	211
5.500%, 02/01/18 (E)	100	111
5.350%, 09/01/40 (D)	423	398
BellSouth Telecommunications
6.300%, 12/15/15	150	162
British Telecommunications
9.875%, 12/15/30	188	250
5.950%, 01/15/18	200	219
Cellco Partnership
8.500%, 11/15/18	310	406

19	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

7.375%, 11/15/13	$240	$278
5.550%, 02/01/14	595	656
Deutsche Telekom International Finance BV
6.000%, 07/08/19 (E)	175	198
France Telecom
8.500%, 03/01/31	50	68
GTE
8.750%, 11/01/21	300	387
6.840%, 04/15/18	150	170
Qtel International Finance
4.750%, 02/16/21 (D)	220	210
Qwest
7.875%, 09/01/11	1,640	1,689
7.500%, 10/01/14	339	380
Rogers Communications
6.375%, 03/01/14	494	555
5.500%, 03/15/14	89	97
Telecom Italia Capital
6.999%, 06/04/18	150	159
Telefonica Emisiones
5.984%, 06/20/11	260	266
Telefonica Emisiones SAU
6.221%, 07/03/17	145	156
2.582%, 04/26/13	695	695
Telefonica Moviles Chile
2.875%, 11/09/15 (D)	210	201
Telemar Norte Leste
5.500%, 10/23/20 (D)	510	491
Verizon Communications
8.950%, 03/01/39	50	71
6.250%, 04/01/37	145	155
5.850%, 09/15/35	40	41
Verizon Global Funding
7.750%, 12/01/30	610	757
Vodafone Group
5.450%, 06/10/19	75	82

		11,071

Utilities — 1.9%
AGL Capital
5.250%, 08/15/19	50	53
4.450%, 04/15/13	120	126
Alabama Power
5.875%, 12/01/22	95	107
American Water Capital
6.085%, 10/15/17	100	112
Appalachian Power
5.950%, 05/15/33	100	98
Aquila
11.875%, 07/01/12	1,210	1,373
Atmos Energy
4.950%, 10/15/14	75	80
Carolina Power & Light
5.300%, 01/15/19 (E)	175	194
Cleveland Electric Illuminating
7.880%, 11/01/17	170	206
Consolidated Edison of New York
5.700%, 06/15/40 (E)	38	40
Constellation Energy Group
5.150%, 12/01/20	190	187

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consumers Energy
6.700%, 09/15/19	$100	$119
Dominion Resources
8.875%, 01/15/19	995	1,289
6.400%, 06/15/18	180	209
DPL
6.875%, 09/01/11	467	485
Duke Energy
6.300%, 02/01/14 (E)	502	559
Duke Energy Carolinas
4.300%, 06/15/20	39	40
Duke Energy Indiana
3.750%, 07/15/20	52	51
Enel Finance International
6.000%, 10/07/39 (D)	730	655
5.125%, 10/07/19 (D)	100	99
Exelon Generation
6.250%, 10/01/39	40	40
5.750%, 10/01/41	130	124
5.200%, 10/01/19	35	37
4.000%, 10/01/20	195	182
FirstEnergy Solutions
6.800%, 08/15/39	125	121
6.050%, 08/15/21	210	216
Georgia Power
4.750%, 09/01/40	18	17
Jersey Central Power & Light
7.350%, 02/01/19	100	118
Korea Hydro & Nuclear Power
3.125%, 09/16/15 (D)	245	237
Massachusetts Electric
5.900%, 11/15/39 (D)	55	57
MidAmerican Energy
5.300%, 03/15/18	200	222
Midamerican Energy Holdings
6.500%, 09/15/37 (E)	200	226
Nevada Power
8.250%, 06/01/11	770	793
7.125%, 03/15/19	110	130
5.375%, 09/15/40	12	12
Niagara Mohawk Power
4.881%, 08/15/19 (D)	80	85
Nisource Finance
6.125%, 03/01/22	1,400	1,508
Northern States Power
6.250%, 06/01/36 (E)	100	115
5.350%, 11/01/39	19	20
Oncor Electric Delivery
6.800%, 09/01/18	460	538
Pacific Gas & Electric
8.250%, 10/15/18	60	78
5.625%, 11/30/17	525	591
5.400%, 01/15/40	282	285
Pacificorp
6.250%, 10/15/37 (E)	285	323
5.650%, 07/15/18	175	200
Panhandle Eastern Pipeline
6.200%, 11/01/17	625	666
Progress Energy
6.850%, 04/15/12	229	245

20	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

PSEG Power
5.500%, 12/01/15	$100	$110
5.320%, 09/15/16	40	44
5.125%, 04/15/20	45	47
Public Service Electric & Gas MTN
5.375%, 11/01/39	28	29
2.700%, 05/01/15	45	45
Public Service of Oklahoma
5.150%, 12/01/19	33	35
Sempra Energy
8.900%, 11/15/13	180	213
6.000%, 10/15/39	50	53
Southern California Edison
5.500%, 03/15/40	50	52
Southwestern Public Service
8.750%, 12/01/18	90	113
Texas-New Mexico Power
9.500%, 04/01/19 (D)	1,290	1,642
Virginia Electric and Power
5.400%, 04/30/18	545	608

		16,259

Total Corporate Obligations (Cost $194,807) ($ Thousands)		202,649

U.S. TREASURY OBLIGATIONS — 20.8%
U.S. Treasury Bills
0.150%, 02/10/11 (C)	297	297
U.S. Treasury Bonds
8.875%, 08/15/17 to 02/15/19	25,423	35,409
8.750%, 05/15/17 to 08/15/20	4,775	6,624
8.500%, 02/15/20	425	608
8.125%, 08/15/19	798	1,112
8.000%, 11/15/21	3,855	5,452
7.625%, 02/15/25	2,630	3,730
7.500%, 11/15/16	1,300	1,671
6.750%, 08/15/26	250	332
6.500%, 11/15/26	200	260
6.375%, 08/15/27	50	64
6.250%, 05/15/30	221	284
6.125%, 11/15/27	500	628
5.500%, 08/15/28	100	118
5.375%, 02/15/31	441	515
4.625%, 02/15/40	1,907	1,998
4.500%, 02/15/36	1,071	1,109
4.375%, 05/15/40	8,992	9,035
3.875%, 08/15/40	8,825	8,129
3.500%, 02/15/39	2,255	1,943
3.375%, 11/15/19	8,070	8,238
3.250%, 12/31/16	100	105
2.625%, 12/31/14 to 11/15/20	2,598	2,500
2.375%, 10/31/14	500	517
0.750%, 12/15/13	5,573	5,533
U.S. Treasury Bond TIPS
3.500%, 01/15/11	2,325	2,925
3.375%, 01/15/12	1,870	2,408
2.375%, 01/15/25	3,800	4,906
2.000%, 01/15/16	2,260	2,712
U.S. Treasury Notes
4.750%, 08/15/17	2,720	3,085
4.250%, 11/15/14	1,490	1,647
3.500%, 02/15/18	2,000	2,104

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

3.125%, 10/31/16 to 05/15/19	$1,885	$1,931
3.000%, 02/28/17	2,487	2,565
2.750%, 12/31/17	1,365	1,368
2.250%, 11/30/17	1,846	1,795
2.125%, 12/31/15	10,886	10,944
1.375%, 11/30/15	1,255	1,220
0.875%, 04/30/11	1,470	1,473
0.750%, 05/31/12	24,125	24,240
0.625%, 12/31/12	1,978	1,979
0.500%, 11/30/12	206	206
U.S. Treasury STRIPS (C)
6.450%, 02/15/17	3,660	3,128
4.978%, 11/15/27	200	94
4.968%, 08/15/27	250	119
4.917%, 05/15/26	100	51
4.863%, 11/15/31	50	19
4.780%, 08/15/25	100	53
4.754%, 02/15/27	100	49
4.591%, 05/15/36	100	31
4.587%, 02/15/24	75	44
4.571%, 02/15/28	100	46
4.570%, 05/15/28	100	46
4.555%, 05/15/29	100	43
4.525%, 05/15/27	250	120
4.520%, 05/15/24	200	115
4.462%, 08/15/20	1,350	961
4.446%, 08/15/24	500	282
4.320%, 11/15/20	1,050	737
4.311%, 02/15/30	300	125
4.269%, 11/15/24	150	83
4.221%, 05/15/30	200	83
4.176%, 02/15/32	150	57
4.104%, 11/15/26	500	247
4.050%, 05/15/19	875	672
4.029%, 08/15/19	1,350	1,022
3.823%, 02/15/22	600	391
3.780%, 08/15/17	500	418
3.704%, 08/15/18	400	319
3.675%, 11/15/17	1,550	1,280
3.501%, 02/15/18	725	592
3.301%, 11/15/16	200	173
3.194%, 05/15/20	700	506
3.155%, 11/15/21	200	132
3.135%, 05/15/18	250	202
2.971%, 02/15/16	100	90
2.740%, 02/15/20	200	147
2.721%, 02/15/15	100	93
2.326%, 02/15/14	2,200	2,122
Resolution Funding STRIPS
3.235%, 01/15/16 (C)	1,000	886

Total U.S. Treasury Obligations (Cost $178,811) ($ Thousands)		179,297

ASSET-BACKED SECURITIES — 6.8%

Automotive — 0.7%
Ally Auto Receivables Trust, Ser 2009- A, Cl A3
2.330%, 06/17/13 (D)	94	96

21	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Auto Receivables Trust, Ser 2010- 1, Cl A3
1.450%, 05/15/14	$100	$101
Ally Auto Receivables Trust, Ser 2010- 3, Cl A4
1.550%, 08/17/15	89	88
Ally Auto Receivables Trust, Ser 2010- 3, Cl A3
1.110%, 10/15/14	225	225
Ally Auto Receivables Trust, Ser 2010- 4, Cl A4
1.350%, 12/15/15	496	485
Ally Auto Receivables Trust, Ser 2010- 4, Cl A3
0.910%, 11/17/14	475	472
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl A2
0.980%, 01/15/13	38	38
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl A3
1.770%, 03/17/14	40	40
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/15	110	110
Avis Budget Rental Car Funding AESOP, Ser 2010-5A, Cl A
3.150%, 03/20/17 (D)	648	633
Bank of America Auto Trust, Ser 2009- 2A, Cl A3
2.130%, 09/15/13 (D)	97	98
Bank of America Auto Trust, Ser 2009- 3A, Cl A3
1.670%, 12/15/13 (D)	105	106
Bank of America Auto Trust, Ser 2010- 1A, Cl A4
2.180%, 02/15/17 (D)	100	102
Bank of America Auto Trust, Ser 2010- 1A, Cl A3
1.390%, 03/15/14 (D)	130	131
Bank of America Auto Trust, Ser 2010- 2, Cl A3
1.310%, 07/15/14	25	25
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/14	80	81
Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl A3
0.910%, 08/08/13	250	250
CitiFinancial Auto Issuance Trust, Ser 2009-1, Cl A3
2.590%, 10/15/13 (D)	235	239
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A4
3.320%, 02/15/17	100	103
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/15	327	326
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A3
2.310%, 05/15/13	320	323

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Honda Auto Receivables Owner Trust, Ser 2010-1, Cl A2
0.620%, 02/21/12	$230	$230
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A4
1.630%, 03/15/17	90	89
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/15	80	80
LAI Vehicle Lease Securitization Trust, Ser 2010-A, Cl A
2.550%, 09/15/16 (D)	250	249
Mercedes-Benz Auto Receivables Trust, Ser 2010-1A, Cl A3
1.420%, 08/15/14	180	181
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A3
0.870%, 07/15/14	95	95
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/16	75	74
Toyota Auto Receivables Owner Trust, Ser 2010-C, Cl A3
0.770%, 04/15/14	190	190
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	145	149
USAA Auto Owner Trust, Ser 2009-2, Cl A3
1.540%, 02/18/14	140	141
World Omni Auto Receivables Trust, Ser 2010-A, Cl A4
2.210%, 05/15/15	135	138

		5,688

Credit Cards — 1.2%
BA Credit Card Trust, Ser 2006-A12, Cl A12
0.280%, 03/15/14 (B)	191	191
Bank of America Credit Card Trust, Ser 2008-A7, Cl A7
0.960%, 12/15/14 (B)	441	444
Capital One Multi-Asset Execution Trust, Ser 2004-A8, Cl A8
0.390%, 08/15/14 (B)	749	748
Capital One Multi-Asset Execution Trust, Ser 2005-A10, Cl A
0.340%, 09/15/15 (B)	764	759
Capital One Multi-Asset Execution Trust, Ser 2005-A6, Cl A6
0.339%, 07/15/15 (B)	630	626
Capital One Multi-Asset Execution Trust, Ser 2006-A12, Cl A
0.320%, 07/15/16 (B)	539	533
Capital One Multi-Asset Execution Trust, Ser 2006-A5, Cl A5
0.320%, 01/15/16 (B)	568	563
Capital One Multi-Asset Execution Trust, Ser 2007-A8, Cl A8
0.602%, 10/15/15 (B)	527	525

22	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Capital One Multi-Asset Execution Trust, Ser 2009-A2, Cl A2
3.200%, 04/15/14	$879	$889
Chase Issuance Trust, Ser 2007-A17, Cl A
5.120%, 10/15/14	915	983
Chase Issuance Trust, Ser 2009-A2, Cl A2
1.810%, 04/15/14 (B)	313	318
Chase Issuance Trust, Ser 2009-A3, Cl A3
2.400%, 06/17/13	141	142
Citibank Credit Card Issuance Trust, Ser 2005-A2, Cl A2
4.850%, 03/10/17	175	193
Citibank Credit Card Issuance Trust, Ser 2009-A2, Cl A2
1.810%, 05/15/14 (B)	583	593
Citibank Credit Card Issuance Trust, Ser 2009-A4, Cl A4
4.900%, 06/23/16	220	242
Citibank Credit Card Issuance Trust, Ser 2009-A5, Cl A5
2.250%, 12/23/14	1,163	1,189
Discover Card Master Trust, Ser 2008- A3, Cl A3
5.100%, 10/15/13	194	197
Discover Card Master Trust, Ser 2009- A2, Cl A
1.560%, 02/17/15 (B)	837	849
GE Capital Credit Card Master Note Trust, Ser 2009-2, Cl A
3.690%, 07/15/15	150	156
MBNA Credit Card Master Note Trust, Ser 2006-A5, Cl A5
0.320%, 10/15/15 (B)	239	237

		10,377

Mortgage Related Securities — 2.0%
Aegis Asset Backed Securities Trust, Ser 2003-3, Cl M1
1.303%, 01/25/34 (B)	505	461
Aegis Asset Backed Securities Trust, Ser 2004-5, Cl M1
0.903%, 12/25/34 (B)	1,230	1,150
Aegis Asset Backed Securities Trust, Ser 2004-6, Cl M1
0.793%, 03/25/35 (B)	1,224	1,193
Arch Bay Asset-Backed Securities, Ser 2010-2, Cl A
4.125%, 04/25/57 (B) (D)	206	205
Argent Securities, Ser 2003-W5, Cl M1
0.953%, 10/25/33 (B)	471	383
Asset Backed Securities Home Equity, Ser 2005-HE6, Cl M1
0.743%, 07/25/35 (B)	1,126	1,103
Bear Stearns Asset-Backed Securities Trust, Ser 2007-HE2, Cl 1A1
0.361%, 03/25/37 (B)	804	771
BNC Mortgage Loan Trust, Ser 2008-4, Cl A3A
0.511%, 11/25/37 (B)	1,276	1,258

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup Mortgage Loan Trust, Ser 2003-HE4, Cl A
0.663%, 12/25/33 (B) (D)	$1,040	$941
Contimortgage Home Equity Trust, Ser 1997-1, Cl A9
7.050%, 03/15/28	1	1
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	2	2
HSBC Home Equity Loan Trust, Ser 2005-2, Cl A1
0.531%, 01/20/35 (B)	101	93
HSBC Home Equity Loan Trust, Ser 2005-2, Cl M2
0.751%, 01/20/35 (B)	126	115
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.421%, 01/20/36 (B)	1,777	1,640
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.411%, 03/20/36 (B)	113	106
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.461%, 03/20/36 (B)	124	116
HSBC Home Equity Loan Trust, Ser 2007-1, Cl M2
0.741%, 03/20/36 (B)	2,000	1,075
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2F
5.600%, 03/20/36	200	206
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.461%, 11/20/36 (B)	286	264
IXIS Real Estate Capital Trust, Ser 2005-HE1, Cl M2
0.988%, 06/25/35 (B)	798	757
Morgan Stanley ABS Capital I, Ser 2004-WMC3, Cl M1
1.011%, 01/25/35 (B)	68	67
Morgan Stanley Capital I, Ser 2003- NC8, Cl M1
1.303%, 09/25/33 (B)	1,564	1,245
Morgan Stanley Capital I, Ser 2007- HE2, Cl A2A
0.301%, 01/25/37 (B)	22	21
Morgan Stanley Home Equity Loans, Ser 2007-1, Cl A1
0.311%, 12/25/36 (B)	17	16
Option One Mortgage Loan Trust, Ser 2003-5, Cl M1
1.228%, 08/25/33 (B)	257	142
Residential Asset Securities, Ser 2005- EMX3, Cl AI4
0.623%, 09/25/35 (B)	671	659
Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.950%, 04/25/32 (D)	169	145
Saxon Asset Securities Trust, Ser 2004- 1, Cl M1
1.056%, 03/25/35 (B)	1,842	1,508

23	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities, Ser 2002- AL1, Cl A2
3.450%, 02/25/32	$99	$94
Structured Asset Securities, Ser 2005- NC1, Cl A11
4.690%, 02/25/35	187	191
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 05/25/34 (B)	1,400	1,438

		17,366

Other Asset-Backed Securities — 2.9%
AH Mortgage Advance Trust, Ser 2010- ADV1, Cl A1
3.968%, 08/15/22 (D)	210	211
AH Mortgage Advance Trust, Ser 2010- ADV2, Cl A1
4.210%, 05/10/41 (D)	222	223
Ally Master Owner Trust, Ser 2010-1, Cl A
2.010%, 01/15/15 (B) (D)	343	349
CenterPoint Energy Transition Bond, Ser 2001-1, Cl A4
5.630%, 09/15/15	537	577
Chase Funding Mortgage Loan Asset- Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/34	143	142
Chase Funding Mortgage Loan Asset- Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/34	125	111
CNH Equipment Trust, Ser 2009-C, Cl A4
3.000%, 08/17/15	560	577
CNH Equipment Trust, Ser 2009-C, Cl A3
1.850%, 12/16/13	40	40
CNH Equipment Trust, Ser 2010-A, Cl A3
1.540%, 07/15/14	380	383
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.721%, 10/25/35 (B)	981	935
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl A
1.910%, 12/15/14 (B) (D)	934	951
GE Seaco Finance Srl, Ser 2005-1A, Cl A
0.511%, 11/17/20 (B) (D)	1,377	1,298
Indymac Residential Asset Backed Trust, Ser 2007-B, Cl 2A1
0.333%, 07/25/37 (B)	50	50
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AV2
0.313%, 10/25/36 (B)	793	781
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/38	1,054	1,055
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.468%, 10/27/36 (B)	470	437

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Nelnet Student Loan Trust, Ser 2008-3, Cl A4
1.938%, 11/25/24 (B)	$1,318	$1,360
Park Place Securities, Ser 200-MHQ1, Cl M1
0.961%, 12/25/34 (B)	1,474	1,424
PennyMac Loan Trust, Ser 2010-NPL1, Cl M1
5.000%, 05/25/50 (B) (D)	150	150
PennyMac Loan Trust, Ser 2010-NPL1, Cl A
4.250%, 05/25/50 (B) (D)	134	134
PG&E Energy Recovery Funding, Ser 2005-1, Cl A4
4.370%, 06/25/14	333	343
PG&E Energy Recovery Funding, Ser 2005-1, Cl A5
4.470%, 12/25/14	305	323
RSB Bondco, Ser 2007-A, Cl A1
5.470%, 10/01/14	111	117
SLC Student Loan Trust, Ser 2008-1, Cl A4A
1.902%, 12/15/32 (B)	942	975
SLM Student Loan Trust, Ser 2004-5, Cl A4
0.438%, 01/25/21 (B)	848	844
SLM Student Loan Trust, Ser 2004-7, Cl A5
0.458%, 01/27/20 (B)	465	462
SLM Student Loan Trust, Ser 2004-9, Cl A5
0.438%, 01/27/20 (B)	1,596	1,572
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.438%, 10/25/29 (B)	352	325
SLM Student Loan Trust, Ser 2005-7, Cl A3
1.638%, 07/25/25 (B)	252	248
SLM Student Loan Trust, Ser 2006-3, Cl A4
0.368%, 07/25/19 (B)	504	499
SLM Student Loan Trust, Ser 2007-4, Cl A3
0.348%, 01/25/22 (B)	647	642
SLM Student Loan Trust, Ser 2008-4, Cl A4
1.938%, 07/25/22 (B)	245	255
SLM Student Loan Trust, Ser 2008-4, Cl A2
1.338%, 07/25/16 (B)	265	269
SLM Student Loan Trust, Ser 2008-5, Cl A3
1.588%, 01/25/18 (B)	126	129
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.388%, 10/25/16 (B)	1,270	1,286
SLM Student Loan Trust, Ser 2008-5, Cl A4
1.988%, 07/25/23 (B)	796	828

24	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2008-6, Cl A2
0.838%, 10/25/17 (B)	$755	$759
Soundview Home Equity Loan Trust, Ser 2005-OPT3, Cl A4
0.553%, 11/25/35 (B)	1,268	1,205
Structured Asset Investment Loan Trust, Ser 2005-5, Cl A9
0.531%, 06/25/35 (B)	100	93
Structured Asset Securities, Ser 2006- BC5, Cl A2
0.311%, 12/25/36 (B)	1,156	1,127
Structured Asset Securities, Ser 2006- GEL4, Cl A1
0.373%, 10/25/36 (B) (D)	666	657
Structured Asset Securities, Ser 2007- BC2, Cl A2
0.351%, 03/25/37 (B)	731	719
TAL Advantage, Ser 2010-2A, Cl A
4.300%, 10/20/25 (D)	546	559

		25,424

Total Asset-Backed Securities (Cost $57,156) ($ Thousands)		58,855

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.2%
FHLB
0.600%, 06/04/12	3,320	3,320
FICO
9.800%, 11/30/17	875	1,246
9.700%, 04/05/19	320	465
8.600%, 09/26/19	845	1,161
FICO STRIPS (C)
3.208%, 12/06/17	660	529
2.863%, 05/02/16	515	448
1.847%, 02/08/13	815	795
0.000%, 09/26/19	100	73
FNMA
5.375%, 06/12/17	50	58
1.750%, 10/14/11	2,900	2,885
0.281%, 08/23/12 (B)	5,970	5,969
0.291%, 07/01/11 (C)	1,665	1,663

Total U.S. Government Agency Obligations (Cost $18,629) ($ Thousands)		18,612

MUNICIPAL BONDS — 0.6%
American Municipal Power-Ohio, RB
7.499%, 02/15/50	80	82
Bay Area Toll Authority, RB
6.263%, 04/01/49	1,330	1,314
County of Clark Nevada, Ser C-BUILD, RB
6.820%, 07/01/45	305	298
Los Angeles Community College District, GO
6.750%, 08/01/49	260	268
Los Angeles Department of Water & Power, RB
6.574%, 07/01/45	285	291

Description	Face Amount ($ Thousands)/Shares/ Contracts	Market Value ($ Thousands)

New Jersey State Turnpike Authority, RB
7.102%, 01/01/41	$335	$363
North Texas Tollway Authority, RB
6.718%, 01/01/49	300	294
Port Authority of New York & New Jersey, RB
5.647%, 11/01/40	105	101
State of California, GO
7.625%, 03/01/40	65	68
7.600%, 11/01/40	330	344
7.300%, 10/01/39	820	826
6.650%, 03/01/22	175	182
State of Illinois, GO
5.100%, 06/01/33	810	606

Total Municipal Bonds (Cost $5,037) ($ Thousands)		5,037

AFFILIATED PARTNERSHIP — 1.9%
SEI Liquidity Fund, L.P.,
0.210%†† * (F)	15,899,614	15,900

Total Affiliated Partnership (Cost $15,900) ($ Thousands)		15,900

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.100%†† *	32,010,325	32,010

Total Cash Equivalent (Cost $32,010) ($ Thousands)		32,010

Total Investments — 109.2% (Cost $918,814) ($ Thousands) †		$940,665

WRITTEN OPTIONS — 0.0%
March 2011 U.S. 10 Year Note Future Put, Expires 02/19/11, Strike Price $122.00**	(20)	(47)
March 2011 U.S. 10 Year Note Future Put, Expires 02/19/11, Strike Price $123.00**	(20)	(61)
March 2011 CPI Urban Consumer Index Future Call, Expires 02/17/11, Strike Price $219.18**	(1,490,000)	(17)
March 2011 U.S. 10 Year Note Future Call, Expires 02/19/11, Strike Price $118.00**	(20)	(12)

Total Written Options (Premiums Received $(80)) ($ Thousands)		(137)

25	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2010

A summary of the open futures contracts held by the Fund at December 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	11	Mar-2011	$1
U.S. 2-Year Treasury Note	7	Apr-2011	(2)
U.S. 5-Year Treasury Note	(150)	Apr-2011	266
U.S. Long Treasury Bond	(59)	Mar-2011	213
U.S. Ultra Long Treasury Bond	28	Apr-2011	(75)

			$403

For the period ended December 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of outstanding swap agreements held by the Fund at December 31, 2010, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	1,500	$(497)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	3,030	(571)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	1,050	(171)

						$(1,239)

Percentages are based on a Net Assets of $861,800 ($ Thousands).

*	Rate shown is the 7-day effective yield as of December 31, 2010.

**	Non-income producing security.

††	Investment in Affiliated Security.

‡	Real Estate Investment Trust

(A)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on December 31, 2010. The coupon on a step bond changes on a specified date.

(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of December 31, 2010. The date reported on the Schedule of Investments is the next reset date.

(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(E)	This security or a partial position of this security is on loan at December 31, 2010. The total value of securities on loan at December 31, 2010 was $15,459 ($ Thousands).

(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2010 was $15,900 ($ Thousands).

ABS — Asset-Based Security

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only - face amount represents notional amount

Ltd. — Limited

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NY — New York

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal

Securities

TBA — To Be Announced

TIPS — Treasury Inflation Protected Security

Amounts designated as “—” are $O or have been rounded to $O

26	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

U.S. Fixed Income Fund

December 31, 2010

†	At December 31, 2010, the tax basis cost of the Fund’s investments was $918,814 ($ Thousands), and the unrealized appreciation and depreciation were $26,637 ($ Thousands) and $(4,786) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2010, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$428,305	$—	$428,305
Corporate Obligations	—	202,491	158	202,649
U.S. Treasury Obligations	—	179,297	—	179,297
Asset-Backed Securities	—	58,855	—	58,855
U.S. Government Agency Obligations	—	18,612	—	18,612
Municipal Bonds	—	5,037	—	5,037
Affiliated Partnership	—	15,900	—	15,900
Cash Equivalent	32,010	—	—	32,010

Total Investments in Securities	$32,010	$908,497	$158	$940,665

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$403	$—	$—	$403
Credit Default Swaps*	—	(1,239)	—	(1,239)
Written Options	(137)	—	—	(137)

Total Other Financial Instruments	$266	$(1,239)	$—	$(973)

*	Futures contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Corporate Obligations
Beginning balance as of October 1, 2010	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	158
Net transfer in and/or out of Level 3	—

Ending balance as of December 31, 2010	$158

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date.	$—

During the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

27	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 83.4%

Consumer Discretionary — 20.6%
Adelphia Communications (Escrow Security)
10.250%, 06/15/11 (A)	$150	$2
0.000%, 01/15/09 (A)	225	3
Adelphia Communications (Escrow Security), Ser B
0.000%, 02/15/04 (A)	25	—
Affinion Group
11.500%, 10/15/15	2,100	2,184
7.875%, 12/15/18 (B)	4,405	4,295
AMC Entertainment Holdings
9.750%, 12/01/20 (B)	1,165	1,212
American Achievement
10.875%, 04/15/16 (B)	3,975	4,074
Ameristar Casinos
9.250%, 06/01/14	900	963
Armored Autogroup
9.250%, 11/01/18 (B)	1,235	1,226
Ashtead Capital
9.000%, 08/15/16 (B)	905	943
Aventi Company (Escrow Security)
0.000%, 10/15/49 (A)	2,750	159
Avis Budget Car Rental
9.625%, 03/15/18	435	469
8.250%, 01/15/19 (B)	455	460
7.750%, 05/15/16	955	974
Beazer Homes USA
12.000%, 10/15/17	1,260	1,452
9.125%, 06/15/18	450	436
9.125%, 05/15/19 (B)	640	608
8.125%, 06/15/16	680	668
Belo
8.000%, 11/15/16	2,080	2,241
7.750%, 06/01/27	1,675	1,507
Bon-Ton Department Stores
10.250%, 03/15/14	790	806
Boyd Gaming
7.125%, 02/01/16	470	422
Burlington Coat Factory Investment Holdings
14.500%, 10/15/14 (C)	3,920	4,126
Burlington Coat Factory Warehouse
11.125%, 04/15/14	1,895	1,957
Cablevision Systems
8.000%, 04/15/20	852	912
7.750%, 04/15/18	792	830
CCO Holdings
8.125%, 04/30/20 (B)	953	1,003
7.875%, 04/30/18 (B)	1,890	1,956
7.250%, 10/30/17 (B)	1,110	1,127
Cedar Fair
9.125%, 08/01/18 (B)	2,135	2,298
Cequel Communications Holdings I and Cequel Capital
8.625%, 11/15/17 (B)	2,610	2,727
Charter Communications Operating
10.875%, 09/15/14 (B)	475	531

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Choctaw Resort Development Enterprise
7.250%, 11/15/19 (B)	$963	$699
Citadel Broadcasting
7.750%, 12/15/18 (B)	450	466
CKE Restaurants
11.375%, 07/15/18 (B)	5,175	5,731
Clear Channel Worldwide Holdings
9.250%, 12/15/17	2,525	2,765
Cleveland Unlimited
13.000%, 12/15/10 (A) (B) (D)	4,304	3,874
Columbus International
11.500%, 11/20/14 (B)	1,295	1,437
Community Health Systems
8.875%, 07/15/15	1,415	1,486
CSC Holdings
8.625%, 02/15/19	2,200	2,486
Dana (Escrow Security)
0.000%, 03/15/08 (A)	100	2
0.000%, 03/01/09 (A)	350	9
0.000%, 03/15/28 (A)	200	5
0.000%, 03/01/29 (A)	850	21
Dave & Buster’s
11.000%, 06/01/18	300	329
DCP
10.750%, 08/15/15 (B)	2,220	2,192
Dex One
12.000%, 01/29/17	964	658
DineEquity
9.500%, 10/30/18 (B)	3,085	3,270
Dollar General
11.875%, 07/15/17	1,505	1,746
Dunkin Finance
9.625%, 12/01/18 (B)	4,945	4,994
Eastman Kodak
9.750%, 03/01/18 (B)	2,800	2,856
7.250%, 11/15/13	1,510	1,484
Easton-Bell Sports
9.750%, 12/01/16	2,365	2,596
Echostar DBS
7.750%, 05/31/15	4,095	4,351
7.125%, 02/01/16	2,095	2,163
El Dorado Casino Shreveport PIK
10.000%, 08/01/12	1,191	1,108
El Pollo Loco
11.750%, 12/01/12	2,000	2,040
Entravision Communications
8.750%, 08/01/17 (B)	855	902
Equinox Holdings
9.500%, 02/01/16 (B)	940	993
Ferrellgas
9.125%, 10/01/17	2,100	2,310
6.500%, 05/01/21 (B)	1,875	1,828
Fontainebleau Las Vegas Holdings
11.000%, 06/15/15 (A) (B)	3,125	11
Ford Motor
7.450%, 07/16/31	1,495	1,601
6.375%, 02/01/29	1,075	1,024
Giraffe Acquisition
9.125%, 12/01/18 (B)	320	334
Goodyear Tire & Rubber
10.500%, 05/15/16	215	245

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

8.750%, 08/15/20	$380	$400
8.250%, 08/15/20	1,345	1,392
GWR Operating Partnership LLP
10.875%, 04/01/17	840	886
Hanesbrands
8.000%, 12/15/16	3,150	3,378
6.375%, 12/15/20 (B)	1,928	1,831
Harrah’s Operating
11.250%, 06/01/17	7,090	7,976
10.000%, 12/15/18	3,998	3,648
Hertz
8.875%, 01/01/14	500	511
7.500%, 10/15/18 (B)	955	991
Hillman Group
10.875%, 06/01/18	660	724
HSN
11.250%, 08/01/16	1,475	1,683
Icon Health & Fitness
11.875%, 10/15/16 (B)	615	621
Inergy
7.000%, 10/01/18 (B)	1,440	1,451
Inergy L.P.
8.750%, 03/01/15	845	900
8.250%, 03/01/16	345	360
inVentiv Health
10.000%, 08/15/18 (B)	1,090	1,093
Jarden
8.000%, 05/01/16	370	403
7.500%, 05/01/17	1,480	1,560
JC Penney
7.950%, 04/01/17	450	490
Knowledge Learning
7.750%, 02/01/15 (B)	1,000	980
Lamar Media
7.875%, 04/15/18	2,172	2,308
Laureate Education
11.750%, 08/15/17 (B)	1,100	1,188
10.000%, 08/15/15 (B)	525	545
Lear
7.875%, 03/15/18	370	396
Levi Strauss
7.625%, 05/15/20	885	914
Libbey Glass
10.000%, 02/15/15 (B)	870	935
Liberty Media LLC
8.250%, 02/01/30	1,970	1,911
Lions Gate Entertainment
10.250%, 11/01/16 (B)	3,890	4,055
M/I Homes
8.625%, 11/15/18 (B)	1,820	1,838
Marina District Finance
9.875%, 08/15/18 (B)	1,835	1,807
9.500%, 10/15/15 (B)	355	349
MCE Finance
10.250%, 05/15/18 (B)	930	1,066
MDC Partners
11.000%, 11/01/16	3,200	3,528
MGM Mirage
9.000%, 03/15/20 (B)	4,015	4,416
7.500%, 06/01/16	775	724
6.875%, 04/01/16	1,870	1,667
5.875%, 02/27/14	1,485	1,370

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MGM Resorts International
11.375%, 03/01/18	$5,045	$5,474
11.125%, 11/15/17	2,140	2,461
10.375%, 05/15/14	260	292
Michaels Stores
13.000%, 11/01/11(C)	365	361
7.750%, 11/01/18 (B)	955	953
Millennium (Escrow Security)
7.625%, 11/15/26 (A)	175	—
Mohegan Tribal Gaming Authority
7.125%, 08/15/14	765	482
6.875%, 02/15/15	265	164
MTR Gaming Group
12.625%, 07/15/14	3,415	3,543
NAI Entertainment Holdings
8.250%, 12/15/17 (B)	805	845
NCL
11.750%, 11/15/16	1,075	1,254
9.500%, 11/15/18 (B)	460	474
Neiman-Marcus Group PIK
9.000%, 10/15/15	1,106	1,159
Nexstar Broadcasting
8.875%, 04/15/17 (B)	1,875	1,992
Nielsen Finance
11.500%, 05/01/16	265	306
7.750%, 10/15/18 (B)	4,725	4,890
Norcraft
10.500%, 12/15/15	550	584
Norcraft Holdings
9.750%, 09/01/12 (C)	821	826
OSI Restaurant Partners
10.000%, 06/15/15	3,185	3,312
Peninsula Gaming
10.750%, 08/15/17	1,535	1,654
8.375%, 08/15/15	2,100	2,208
Penn National Gaming
6.750%, 03/01/15	2,000	2,030
Petco Animal Supplies
9.250%, 12/01/18 (B)	730	769
Phillips-Van Heusen
7.375%, 05/15/20	2,890	3,071
Pinnacle Entertainment
8.750%, 05/15/20	5,030	5,206
Quebecor Media
7.750%, 03/15/16	2,235	2,308
7.750%, 03/15/16	210	217
Quebecor Media (Escrow Security)
0.000%, 11/15/13 (A) (E)	1,725	—
0.000%, 03/15/16 (G) (H)	1,915	96
Quiksilver
6.875%, 04/15/15	1,610	1,574
QVC
7.500%, 10/01/19 (B)	2,755	2,900
7.375%, 10/15/20 (B)	415	435
Regal Entertainment Group
9.125%, 08/15/18	705	751
Rental Services
9.500%, 12/01/14	800	840
Reynolds Group Issuer
9.000%, 04/15/19 (B)	2,045	2,119
7.750%, 10/15/16 (B)	4,825	5,102

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

River Rock Entertainment Authority
9.750%, 11/01/11	$4,515	$4,030
RJ Tower
12.000%, 06/01/13 (A)	172	1
Roadhouse Financing
10.750%, 10/15/17 (B)	2,245	2,425
RSC Equipment Rental
10.000%, 07/15/17 (B)	1,750	1,969
Salem Communications
9.625%, 12/15/16	950	1,007
Sally Holdings LLC
9.250%, 11/15/14	1,360	1,428
San Pasqual Casino
8.000%, 09/15/13 (B)	1,670	1,672
Sbarro
10.375%, 02/01/15	674	303
Sealy Mattress
8.250%, 06/15/14	2,776	2,838
Seneca Gaming
8.250%, 12/01/18 (B)	3,430	3,439
Service International
7.000%, 06/15/17	1,060	1,081
7.000%, 05/15/19	720	720
6.750%, 04/01/15	245	251
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/15 (B)	1,520	1,049
Simmons Bedding
11.250%, 07/15/15 (B)	3,260	3,521
Sinclair Television Group
9.250%, 11/01/17 (B)	1,100	1,191
8.375%, 10/15/18 (B)	1,410	1,456
Sirius XM Radio
9.750%, 09/01/15 (B)	2,105	2,363
8.750%, 04/01/15 (B)	1,300	1,407
Sitel
11.500%, 04/01/18 (B)	1,020	841
Speedway Motorsports
8.750%, 06/01/16	1,370	1,476
Stanadyne Holdings
12.000%, 02/15/15 (C)	1,575	1,488
Stanadyne Holdings, Ser 1
10.000%, 08/15/14	750	759
Standard Pacific
10.750%, 09/15/16	955	1,101
8.375%, 05/15/18	377	377
Steinway Musical Instruments
7.000%, 03/01/14 (B)	1,920	1,934
Stoneridge
9.500%, 10/15/17 (B)	930	1,005
Tenneco
6.875%, 12/15/20 (B)	630	644
TL Acquisitions
10.500%, 01/15/15 (B)	1,280	1,322
Travelport LLC
11.875%, 09/01/16	2,866	2,816
4.922%, 09/01/14 (D)	856	758
TRW Automotive
7.250%, 03/15/17 (B)	745	803
Turning Stone Resort Casino Enterprise
9.125%, 09/15/14 (B)	4,500	4,618

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

United Rentals North America
10.875%, 06/15/16	$2,600	$2,970
9.250%, 12/15/19	750	834
8.375%, 09/15/20	2,275	2,315
Univision Communications
9.750%, 03/15/15 (B)	788	851
8.500%, 05/15/21 (B)	2,800	2,835
7.875%, 11/01/20 (B)	2,865	3,008
UPC Holding
9.875%, 04/15/18 (B)	4,060	4,446
Vail Resorts
6.750%, 02/15/14	1,340	1,357
Videotron
9.125%, 04/15/18	800	892
Visant
10.000%, 10/01/17 (B)	2,125	2,258
WMG Acquisition
9.500%, 06/15/16	835	896
Wynn Las Vegas
7.875%, 11/01/17	110	119
7.750%, 08/15/20	3,410	3,691
XM Satellite Radio
13.000%, 08/01/13 (B)	4,820	5,736
7.625%, 11/01/18 (B)	4,555	4,703

		310,538

Consumer Staples — 3.0%
B&G Foods
7.625%, 01/15/18	310	326
Beverages & More
9.625%, 10/01/14 (B)	4,000	4,100
Bumble Bee Acquisition
9.000%, 12/15/17 (B)	1,265	1,316
Bumble Bee Foods
7.750%, 12/15/15	581	664
Central Garden and Pet
8.250%, 03/01/18	910	922
Chiquita Brands International
8.875%, 12/01/15	1,435	1,465
Constellation Brands
7.250%, 09/01/16	965	1,023
7.250%, 05/15/17	1,000	1,059
Cott Beverages
8.375%, 11/15/17	2,165	2,338
8.125%, 09/01/18	950	1,024
Darling International
8.500%, 12/15/18 (B)	550	573
Dean Foods
7.000%, 06/01/16	1,150	1,055
Del Monte
7.500%, 10/15/19	170	198
Diversey
8.250%, 11/15/19	1,075	1,166
Diversey Holdings
10.500%, 05/15/20	1,794	2,063
Dole Food
13.875%, 03/15/14	386	472
8.000%, 10/01/16 (B)	205	216
Fleming
0.000%, 04/01/08 (A)	1,053	—
Michael Foods
9.750%, 07/15/18 (B)	460	503

3	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NBTY
9.000%, 10/01/18 (B)	$1,980	$2,114
Rite Aid
10.375%, 07/15/16	805	837
9.750%, 06/12/16	1,890	2,081
9.500%, 06/15/17	4,925	4,186
8.000%, 08/15/20 (B)	6,530	6,799
7.500%, 03/01/17	790	760
Smithfield Foods
7.750%, 07/01/17	739	769
Spectrum Brands Holdings
12.000%, 08/28/19	1,787	1,995
9.500%, 06/15/18 (B)	520	571
SuperValu
8.000%, 05/01/16	2,900	2,777
US Foodservice
10.250%, 06/30/15 (B)	1,800	1,863
Viskase
9.875%, 01/15/18 (B)	75	78

		45,313

Energy — 8.0%
Alta Mesa Holdings
9.625%, 10/15/18 (B)	1,780	1,729
American Petroleum Tankers
10.250%, 05/01/15 (B)	970	1,004
Anadarko Petroleum
6.375%, 09/15/17	550	599
Antero Resources Finance
9.375%, 12/01/17	645	675
Aquilex Holdings
11.125%, 12/15/16	900	911
Arch Coal
8.750%, 08/01/16	1,975	2,153
7.250%, 10/01/20	65	69
Atlas Energy Operating
12.125%, 08/01/17	120	152
10.750%, 02/01/18	1,705	2,082
Aventine Renewable Energy Holdings
13.000%, 03/15/15 (B) (G) (H)	986	1,038
Basic Energy Services
11.625%, 08/01/14	1,100	1,221
Berry Petroleum
6.750%, 11/01/20	900	904
BreitBurn Energy Partners
8.625%, 10/15/20 (B)	845	849
Brigham Exploration
8.750%, 10/01/18 (B)	685	740
Bristow Group
7.500%, 09/15/17	1,680	1,772
Calfrac Holdings
7.500%, 12/01/20 (B)	1,250	1,266
Chaparral Energy
9.875%, 10/01/20 (B)	695	733
8.500%, 12/01/15	738	751
Chesapeake Energy
6.875%, 08/15/18	3,090	3,136
6.625%, 08/15/20	225	222
6.500%, 08/15/17	950	955
Cloud Peak Energy Resources
8.250%, 12/15/17	675	725

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consol Energy
8.250%, 04/01/20 (B)	$1,450	$1,566
8.000%, 04/01/17 (B)	1,550	1,651
Continental Resources
7.375%, 10/01/20	2,200	2,332
Copano Energy
7.750%, 06/01/18	3,560	3,631
Crosstex Energy
8.875%, 02/15/18	1,845	1,976
Denbury Resources
9.750%, 03/01/16	605	675
Drummond
9.000%, 10/15/14 (B)	810	865
Dynegy Holdings
7.750%, 06/01/19	2,105	1,405
7.625%, 10/15/26	1,115	658
El Paso
7.420%, 02/15/37	950	895
7.250%, 06/01/18	2,240	2,398
Encore Acquisition
9.500%, 05/01/16	415	461
Energy Transfer Equity
7.500%, 10/15/20	2,993	3,083
EXCO Resources
7.500%, 09/15/18	1,550	1,519
Forbes Energy Services
11.000%, 02/15/15	1,662	1,629
Forest Oil
8.500%, 02/15/14	75	82
8.000%, 12/15/11	585	611
7.250%, 06/15/19	2,075	2,106
Frac Tech Services
7.125%, 11/15/18 (B)	675	685
Frontier Oil
6.875%, 11/15/18	760	775
General Maritime
12.000%, 11/15/17	770	743
Helix Energy Solutions Group
9.500%, 01/15/16 (B)	2,845	2,923
Hercules Offshore
10.500%, 10/15/17 (B)	905	749
Hilcorp Energy I
8.000%, 02/15/20 (B)	765	810
7.625%, 04/15/21 (B)	405	418
Holly
9.875%, 06/15/17	1,500	1,635
International Coal Group
9.125%, 04/01/18	995	1,075
Kinder Morgan Finance
6.000%, 01/15/18 (B)	3,080	3,026
Linn Energy
11.750%, 05/15/17	390	446
9.875%, 07/01/18	560	613
8.625%, 04/15/20 (B)	750	808
7.750%, 02/01/21 (B)	510	523
MarkWest Energy Partners
8.750%, 04/15/18	1,005	1,088
Murray Energy
10.250%, 10/15/15 (B)	1,020	1,071
Newfield Exploration
7.125%, 05/15/18	3,040	3,200
6.875%, 02/01/20	1,850	1,947

4	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NFR Energy
9.750%, 02/15/17 (B)	$1,070	$1,057
9.750%, 02/15/17 (B)	190	188
OPTI Canada
9.750%, 08/15/13 (B)	340	340
9.000%, 12/15/12 (B)	350	351
8.250%, 12/15/14	3,530	2,515
7.875%, 12/15/14	565	399
Parker Drilling
9.125%, 04/01/18 (B)	2,615	2,733
Penn Virginia
10.375%, 06/15/16	400	446
Petrohawk Energy
7.250%, 08/15/18	1,890	1,909
PetroHawk Energy
10.500%, 08/01/14	1,800	2,052
7.875%, 06/01/15	2,165	2,254
Petroleum Development
12.000%, 02/15/18	2,000	2,240
Pioneer Drilling
9.875%, 03/15/18	515	545
Plains Exploration & Production
10.000%, 03/01/16	85	95
7.750%, 06/15/15	290	302
7.625%, 06/01/18	550	579
7.625%, 04/01/20	325	342
7.000%, 03/15/17	1,250	1,284
Pride International
6.875%, 08/15/20	1,425	1,478
Quicksilver Resources
11.750%, 01/01/16	2,500	2,912
7.125%, 04/01/16	3,399	3,254
RAAM Global Energy
12.500%, 10/01/15 (B)	1,120	1,149
Regency Energy Partners
6.875%, 12/01/18	3,360	3,402
SandRidge Energy
9.875%, 05/15/16 (B)	1,030	1,089
8.750%, 01/15/20	2,400	2,466
8.625%, 04/01/15	1,425	1,459
Southwestern Energy
7.500%, 02/01/18	900	1,015
Targa Resources Partners
11.250%, 07/15/17	3,000	3,435
7.875%, 10/15/18 (B)	1,845	1,937
Tesoro
9.750%, 06/01/19	950	1,052
Thermon Industries
9.500%, 05/01/17 (B)	1,600	1,704
Trinidad Drilling
7.875%, 01/15/19 (B)	550	556
Whiting Petroleum
6.500%, 10/01/18	275	278

		120,581

Financials — 12.4%
Alliant Holdings I
11.000%, 05/01/15 (B)	2,900	3,023
Ally Financial
7.500%, 09/15/20 (B)	1,715	1,799
6.250%, 12/01/17 (B)	845	845
American Capital
7.960%, 12/31/13 (B)	787	784

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

American General Finance MTN
5.400%, 12/01/15	$2,450	$1,932
American International Group
8.175%, 05/15/58 (D)	1,685	1,794
Bank of America
8.000%, 12/29/49 (D)	920	927
Bankrate
11.750%, 07/15/15 (B)	1,700	1,887
Buffalo Thunder Development Authority
9.375%, 12/15/14 (A) (B)	2,175	625
Cardtronics
8.250%, 09/01/18	4,490	4,782
Cemex Finance
9.500%, 12/14/16 (B)	3,945	4,068
CEVA Group
11.625%, 10/01/16 (B)	2,925	3,210
11.500%, 04/01/18 (B)	2,500	2,700
Chukchansi Economic Development Authority
3.943%, 11/15/12 (B) (D)	1,945	1,257
CIT Group
7.000%, 05/01/13	181	184
7.000%, 05/01/14	271	274
7.000%, 05/01/15	1,115	1,118
7.000%, 05/01/16	7,327	7,355
7.000%, 05/01/17	8,599	8,620
Citigroup Capital XXI
8.300%, 12/21/57 (D)	870	905
City National Bank
9.000%, 08/12/19	3,384	3,921
CNO Financial Group
9.000%, 01/15/18 (B)	1,450	1,508
Credit Acceptance
9.125%, 02/01/17 (B)	2,400	2,520
E*Trade Financial PIK
12.500%, 11/30/17	1,726	2,028
E*Trade Financial
7.375%, 09/15/13	3,669	3,651
Felcor Lodging
10.000%, 10/01/14 ‡	740	829
Fifth Third Capital Trust IV
6.500%, 04/15/37 (D)	1,330	1,264
FireKeepers Development Authority
13.875%, 05/01/15 (B)	3,450	4,080
Ford Motor Credit
7.000%, 04/15/15	350	376
6.625%, 08/15/17	305	321
Ford Motor Credit LLC
12.000%, 05/15/15	1,280	1,610
8.700%, 10/01/14	1,620	1,824
8.000%, 06/01/14	1,900	2,093
8.000%, 12/15/16	2,620	2,928
Fresenius US Finance II
9.000%, 07/15/15 (B)	300	344
Genworth Financial
6.150%, 11/15/66 (D)	2,090	1,646
GMAC
8.000%, 12/31/18	1,065	1,126
8.000%, 11/01/31	2,610	2,812
6.750%, 12/01/14	4,088	4,303

5	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Greektown Superholdings
13.000%, 07/01/15 (B)	$2,740	$3,041
HBOS Capital Funding
6.071%, 06/30/49 (B) (D)	1,435	1,170
Hellas Telecommunications II
6.881%, 01/15/15 (A) (B) (D)	2,250	6
Host Hotels & Resorts
9.000%, 05/15/17 ‡	65	72
Host Marriott LP, Ser Q
6.750%, 06/01/16 ‡	1,275	1,302
HUB International Holdings
10.250%, 06/15/15 (B)	360	361
9.000%, 12/15/14 (B)	1,440	1,458
Icahn Enterprises
8.000%, 01/15/18	2,675	2,675
7.750%, 01/15/16	4,540	4,540
ILFC E-Capital Trust II
6.250%, 12/21/65 (B) (D)	2,040	1,591
Interactive Data
10.250%, 08/01/18 (B)	1,015	1,097
International Lease Finance
8.750%, 03/15/17 (B)	1,730	1,855
8.625%, 09/15/15 (B)	2,360	2,537
8.250%, 12/15/20	400	412
Ironshore Holdings US
8.500%, 05/15/20 (B)	4,600	4,810
LBI Escrow
8.000%, 11/01/17 (B)	5,470	6,051
Liberty Mutual Group
7.000%, 03/15/37 (B) (D)	1,275	1,145
Lloyds Banking Group
6.267%, 11/14/16 (B)	335	234
5.920%, 09/29/49 (B) (D)	505	351
Marlin Water Trust II
6.310%, 07/15/03 (A) (B)	4,200	—
National Life Insurance
10.500%, 09/15/39 (B)	990	1,159
NCO Group
11.875%, 11/15/14	800	640
Nielsen Finance
0.000%, 08/01/16 (C)	3,900	4,095
Novelis
8.750%, 12/15/20 (B)	2,165	2,246
8.375%, 12/15/17 (B)	2,330	2,412
NSG Holdings LLC
7.750%, 12/15/25 (B)	3,000	2,790
Nuveen Investments
10.500%, 11/15/15	9,695	9,913
5.500%, 09/15/15	1,055	905
Offshore Group Investments
11.500%, 08/01/15 (B)	3,305	3,586
Ohio Casualty
7.300%, 06/15/14	905	990
Omega Healthcare Investors
7.500%, 02/15/20 ‡	3,495	3,674
6.750%, 10/15/22 ‡ (B)	840	833
PHH
9.250%, 03/01/16 (B)	980	1,034
Pinafore
9.000%, 10/01/18 (B)	1,650	1,782
Pinnacle Foods Finance
10.625%, 04/01/17	1,160	1,241

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

8.250%, 09/01/17 (B)	$1,100	$1,125
PNC Preferred Funding Trust II
6.113%, 03/29/49 (B) (D)	2,170	1,617
Protective Life
8.450%, 10/15/39	2,800	3,009
Radnet Management
10.375%, 04/01/18 (B)	975	912
Regions Financial
7.750%, 11/10/14	1,110	1,154
Sabra Health Care
8.125%, 11/01/18 ‡ (B)	1,785	1,843
Snoqualmie Entertainment Authority
9.125%, 02/01/15 (B)	2,615	2,484
4.428%, 02/01/14 (B) (D)	645	551
SunTrust Capital VIII
6.100%, 12/15/36 (D)	1,470	1,345
Susquehanna Capital II
11.000%, 03/23/40	1,300	1,388
USI Holdings
9.750%, 05/15/15 (B)	4,619	4,665
Ventas Realty L.P.
6.750%, 04/01/17 ‡	850	891
Wind Acquisition Holdings Finance
12.250%, 07/15/17 (B)	964	1,119
XL Capital
6.500%, 12/31/49 (D)	1,275	1,097
Yankee Acquisition, Ser B
9.750%, 02/15/17	2,250	2,346
8.500%, 02/15/15	900	936
Zions Bancorporation
5.650%, 05/15/14	200	199

		185,962

Health Care — 8.1%
Accellent
10.000%, 11/01/17 (B)	1,555	1,469
8.375%, 02/01/17	1,975	2,024
Alere
9.000%, 05/15/16	3,630	3,739
American Renal Holdings
8.375%, 05/15/18 (B)	2,570	2,634
Aurora Diagnostics Holdings
10.750%, 01/15/18 (B)	1,605	1,609
Bausch & Lomb
9.875%, 11/01/15	670	717
Biomet
11.625%, 10/15/17	7,120	7,868
10.375%, 10/15/17	5,155	5,632
10.000%, 10/15/17	2,735	2,988
BioScrip
10.250%, 10/01/15	4,388	4,520
Catalent Pharma Solutions
9.500%, 04/15/15	5,960	6,019
ConvaTec Healthcare E
10.500%, 12/15/18 (B)	1,220	1,237
DaVita
6.625%, 11/01/20	1,090	1,079
6.375%, 11/01/18	1,090	1,084
DJO Finance
10.875%, 11/15/14	2,020	2,204
9.750%, 10/15/17 (B)	7,061	7,273
Elan Finance PLC
8.875%, 12/01/13	1,500	1,522

6	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HCA
9.875%, 02/15/17	$160	$176
9.625%, 11/15/16	7,596	8,137
9.250%, 11/15/16	1,065	1,139
8.500%, 04/15/19	2,160	2,365
HCA Holdings
7.750%, 05/15/21 (B)	1,340	1,340
Health Management Associates
6.125%, 04/15/16	1,055	1,065
Healthsouth
8.125%, 02/15/20	2,870	3,085
7.750%, 09/15/22	510	527
7.250%, 10/01/18	510	520
Lantheus Medical Imaging
9.750%, 05/15/17 (B)	3,380	3,532
MedAssets
8.000%, 11/15/18 (B)	570	573
Multiplan
9.875%, 09/01/18 (B)	1,050	1,116
Mylan
7.875%, 07/15/20 (B)	1,785	1,923
7.625%, 07/15/17 (B)	3,130	3,329
6.000%, 11/15/18 (B)	1,215	1,194
Novasep Holding SAS
9.750%, 12/15/16 (B)	780	550
Omnicare
6.125%, 06/01/13	350	352
PharmaNet Development Group
10.875%, 04/15/17 (B)	3,915	4,072
Radiation Therapy Services
9.875%, 04/15/17 (B)	1,950	1,945
Select Medical
7.625%, 02/01/15	4,850	4,850
Surgical Care Affiliates
8.875%, 07/15/15 (B)	1,254	1,267
Talecris Biotherapeutics Holdings
7.750%, 11/15/16	1,435	1,557
Tenet Healthcare
10.000%, 05/01/18	95	111
9.250%, 02/01/15	1,630	1,736
8.875%, 07/01/19	370	418
UHS Escrow
7.000%, 10/01/18 (B)	1,850	1,896
United Surgical Partners International PIK
9.250%, 05/01/17	1,390	1,446
Universal Hospital Services
8.500%, 06/01/15	225	231
US Oncology
9.125%, 08/15/17	1,525	1,880
Valeant Pharmaceuticals International
7.000%, 10/01/20 (B)	1,922	1,898
6.875%, 12/01/18 (B)	3,030	3,007
6.750%, 10/01/17 (B)	1,072	1,067
Vanguard Health Holding II
8.000%, 02/01/18	2,640	2,706
VWR Funding PIK
10.250%, 07/15/15	5,555	5,833
Warner Chilcott
7.750%, 09/15/18 (B)	855	864

		121,325

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Industrials — 10.1%
ACCO Brands
10.625%, 03/15/15	$2,520	$2,835
7.625%, 08/15/15	675	675
Accuride
9.500%, 08/01/18 (B)	3,300	3,572
Actuant
6.875%, 06/15/17	2,000	2,045
Aircastle
9.750%, 08/01/18 (B)	535	585
9.750%, 08/01/18	100	109
Aleris International
0.000%, 12/15/16 (A)	1,800	5
Aleris International PIK
4.414%, 12/15/14 (A)	725	3
Alion Science & Technology
12.000%, 11/01/14	2,632	2,714
10.250%, 02/01/15	1,000	780
Alliant Techsystems
6.875%, 09/15/20	575	592
6.750%, 04/01/16	3,440	3,565
Allison Transmission
11.000%, 11/01/15 (B)	900	981
American Axle & Manufacturing
7.875%, 03/01/17	1,975	2,022
American Tire Distributors
9.750%, 06/01/17 (B)	515	556
AMGH Merger Sub
9.250%, 11/01/18 (B)	1,404	1,474
Amsted Industries
8.125%, 03/15/18 (B)	775	822
ArvinMeritor
10.625%, 03/15/18	445	501
8.125%, 09/15/15	675	706
Associated Materials
9.125%, 11/01/17 (B)	2,800	2,926
Atrium PIK
15.000%, 12/15/12 (A) (B)	1,625	24
AWAS Aviation Capital
7.000%, 10/15/16 (B)	650	644
Baker & Taylor
11.500%, 07/01/13 (B)	950	777
Baldor Electric
8.625%, 02/15/17	390	437
BE Aerospace
6.875%, 10/01/20	1,000	1,032
Belden
9.250%, 06/15/19	610	669
Building Materials Corp of America
6.875%, 08/15/18 (B)	2,375	2,351
Case New Holland
7.875%, 12/01/17 (B)	970	1,060
7.750%, 09/01/13	360	387
Casella Waste Systems
11.000%, 07/15/14	170	188
9.750%, 02/01/13	1,185	1,185
CDW
8.000%, 12/15/18 (B)	1,000	1,020
Cemex Espana Luxembourg
9.250%, 05/12/20 (B)	1,189	1,168
Chart Industries
9.125%, 10/15/15	1,600	1,648

7	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Clean Harbors
7.625%, 08/15/16	$482	$512
Coleman Cable
9.000%, 02/15/18	2,965	3,069
Complete Production Services
8.000%, 12/15/16	350	362
CPM Holdings
10.625%, 09/01/14 (B)	855	915
DAE Aviation Holdings
11.250%, 08/01/15 (B)	875	906
Delta Air Lines
12.250%, 03/15/15 (B)	2,200	2,480
DynCorp International
10.375%, 07/01/17 (B)	4,510	4,623
Esterline Technologies
7.000%, 08/01/20 (B)	1,300	1,339
Express
8.750%, 03/01/18	700	744
FTI Consulting
6.750%, 10/01/20 (B)	515	511
General Cable
7.125%, 04/01/17	1,050	1,081
Geo Group
7.750%, 10/15/17	980	1,029
Global Aviation Holdings
14.000%, 08/15/13 (B)	2,750	2,970
Harland Clarke Holdings
9.500%, 05/15/15	1,815	1,724
6.000%, 05/15/15 (D)	865	719
Intcomex
13.250%, 12/15/14 (B)	4,780	5,115
Interface
7.625%, 12/01/18 (B)	810	836
Interline Brands
7.000%, 11/15/18 (B)	1,015	1,030
International Wire Group
9.750%, 04/15/15 (B)	975	1,019
Iron Mountain
8.375%, 08/15/21	1,070	1,148
K Hovnanian Enterprises
7.500%, 05/15/16	580	413
6.250%, 01/15/15	780	597
Kansas City Southern de Mexico
8.000%, 02/01/18 (B)	750	812
Koppers
7.875%, 12/01/19	1,620	1,737
Kratos Defense & Security Solutions
10.000%, 06/01/17	1,250	1,384
Manitowoc
9.500%, 02/15/18	1,900	2,081
8.500%, 11/01/20	720	765
Mueller Water Products
8.750%, 09/01/20	585	647
Neehah Foundry
15.000%, 07/29/15	89	87
Niska Gas Storage US
8.875%, 03/15/18 (B)	1,085	1,161
Nortek
10.000%, 12/01/18 (B)	695	718
Oshkosh
8.500%, 03/01/20	1,000	1,098
8.250%, 03/01/17	1,475	1,604

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ply Gem Industries
13.125%, 07/15/14	$1,120	$1,190
Polypore International
7.500%, 11/15/17 (B)	3,965	4,044
Quality Distribution
11.750%, 11/01/13	361	357
9.875%, 11/01/18 (B)	4,000	3,970
RailAmerica
9.250%, 07/01/17	740	813
RBS Global
8.500%, 05/01/18	1,925	2,045
RBS Global and Rexnord
11.750%, 08/01/16	860	922
Reynolds Group Issuer
8.500%, 05/15/18 (B)	2,240	2,251
Sabine Pass LNG L.P.
7.500%, 11/30/16 (B)	1,540	1,444
7.500%, 11/30/16	4,560	4,275
Seminole Indian Tribe of Florida
7.750%, 10/01/17 (B)	2,385	2,463
Sequa
11.750%, 12/01/15 (B)	3,400	3,638
Sequa PIK
13.500%, 12/01/15 (B)	500	541
ServiceMaster
10.750%, 07/15/15 (B)	4,570	4,890
7.250%, 03/01/38	1,515	1,083
Spirit Aerosystems
7.500%, 10/01/17	865	900
SPX
7.625%, 12/15/14	1,190	1,294
Susser Holdings
8.500%, 05/15/16	990	1,062
Swift Services Holdings
10.000%, 11/15/18 (B)	355	372
Swift Transportation
12.500%, 05/15/17 (B)	680	748
syncreon Global Ireland
9.500%, 05/01/18 (B)	1,937	1,966
Terex
10.875%, 06/01/16	950	1,103
8.000%, 11/15/17	3,025	3,055
Thermadyne Holdings
9.000%, 12/15/17 (B)	1,500	1,547
Ticketmaster Entertainment
10.750%, 08/01/16	4,890	5,293
Titan International
7.875%, 10/01/17 (B)	3,420	3,608
Tops Holding
10.125%, 10/15/15	530	545
Trimas
9.750%, 12/15/17	780	854
Triumph Group
8.625%, 07/15/18	310	339
8.000%, 11/15/17	200	208
UAL 2009-2B Pass Through Trust
12.000%, 01/15/16 (B)	87	97
UCI Holdings
9.250%, 12/15/13 (D)	1,232	1,229
United Air Lines
12.000%, 11/01/13 (B)	1,155	1,273

8	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

United Air Lines, Ser 95A1
9.560%, 10/19/18	$543	$234
9.020%, 04/19/12 (A)	346	138
United Maritime Group
11.750%, 06/15/15	4,200	4,210
USG
8.375%, 10/15/18 (B)	1,255	1,230
6.300%, 11/15/16	1,485	1,299

		151,824

Information Technology — 6.0%
Activant Solutions
9.500%, 05/01/16	1,645	1,653
Aeroflex
11.750%, 02/15/15	1,465	1,611
Allen Systems Group
10.500%, 11/15/16 (B)	1,185	1,194
Amkor Technology
7.375%, 05/01/18	1,240	1,290
Aspect Software
10.625%, 05/15/17 (B)	2,735	2,807
Avaya
10.125%, 11/01/15	728	746
9.750%, 11/01/15	665	677
Brocade Communications Systems
6.625%, 01/15/18	440	463
Compucom Systems
12.500%, 10/01/15 (B)	5,880	6,321
Fidelity National Information Services
7.875%, 07/15/20 (B)	1,185	1,253
7.625%, 07/15/17 (B)	1,230	1,295
First Data
10.550%, 09/24/15	6,204	5,879
9.875%, 09/24/15	1,900	1,800
9.875%, 09/24/15	3,429	3,266
8.875%, 08/15/20 (B)	830	876
Freescale Semiconductor
10.750%, 08/01/20 (B)	1,530	1,668
10.125%, 03/15/18 (B)	535	602
9.250%, 04/15/18 (B)	4,600	5,060
GXS Worldwide
9.750%, 06/15/15	8,725	8,616
Iron Mountain
8.750%, 07/15/18	1,020	1,071
Jabil Circuit
5.625%, 12/15/20	2,100	2,063
JDA Software Group
8.000%, 12/15/14	915	986
MagnaChip Semiconductor
10.500%, 04/15/18 (B)	2,000	2,110
NXP BV
9.750%, 08/01/18 (B)	2,235	2,514
NXP Funding LLC
10.000%, 07/15/13 (B)	489	548
9.500%, 10/15/15	2,335	2,498
7.875%, 10/15/14	1,112	1,156
Open Solutions
9.750%, 02/01/15 (B)	4,200	2,929
Sabre Holdings
8.350%, 03/15/16	1,675	1,608
Seagate HDD Cayman
7.750%, 12/15/18 (B)	795	805

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Smart Modular Technologies
5.790%, 04/01/12 (D)	$670	$670
Spansion
7.875%, 11/15/17 (B)	1,275	1,262
SSI Investments II
11.125%, 06/01/18 (B)	755	819
STATS ChipPAC
7.500%, 08/12/15 (B)	2,375	2,559
Stratus Technologies
12.000%, 03/29/15 (B)	2,300	1,932
Sungard Data Systems
10.250%, 08/15/15	4,943	5,196
SunGard Data Systems
7.375%, 11/15/18 (B)	1,354	1,361
Terremark Worldwide
12.000%, 06/15/17	675	773
Travelport
9.000%, 03/01/16 (B)	1,885	1,826
Unisys
14.250%, 09/15/15 (B)	1,540	1,836
12.750%, 10/15/14 (B)	4,585	5,422
Viasat
8.875%, 09/15/16	565	602
Zayo Group
10.250%, 03/15/17 (B)	975	1,068

		90,691

Materials — 7.0%
AK Steel
7.625%, 05/15/20	1,283	1,286
Algoma Acquisition
9.875%, 06/15/15 (B)	1,415	1,274
Appleton Papers
10.500%, 06/15/15 (B)	940	931
Ardagh Packaging Finance
9.125%, 10/15/20 (B)	1,260	1,310
7.375%, 10/15/17 (B)	300	309
Ashland
9.125%, 06/01/17	1,845	2,126
Atkore International
9.875%, 01/01/18 (B)	1,495	1,555
Berry Plastics
9.750%, 01/15/21 (B)	5,235	5,183
Boise Paper Holdings
9.000%, 11/01/17	1,270	1,387
BWAY Holding
10.000%, 06/15/18 (B)	1,130	1,219
Cascades
7.875%, 01/15/20	1,320	1,379
Celanese US Holdings
6.625%, 10/15/18 (B)	550	568
Century Aluminum
8.000%, 05/15/14	889	934
CF Industries
6.875%, 05/01/18	4,825	5,163
Chemtura
7.875%, 09/01/18 (B)	1,305	1,387
Clearwater Paper
10.625%, 06/15/16	790	903
7.125%, 11/01/18 (B)	1,520	1,569
CPG International I
10.500%, 07/01/13	1,865	1,902

9	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Domtar
10.750%, 06/01/17	$1,700	$2,142
9.500%, 08/01/16	275	324
Exopack Holding
11.250%, 02/01/14	750	778
Ferro
7.875%, 08/15/18	800	844
FMG Resources August 2006 Pty
7.000%, 11/01/15 (B)	1,605	1,645
Georgia-Pacific LLC
8.250%, 05/01/16 (B)	890	1,005
8.000%, 01/15/24	1,690	1,931
7.125%, 01/15/17 (B)	4,730	5,037
7.000%, 01/15/15 (B)	578	600
Glatfelter
7.125%, 05/01/16	905	938
Graham Packaging
8.250%, 01/01/17	95	99
8.250%, 10/01/18	2,050	2,152
Graphic Packaging International
9.500%, 06/15/17	1,265	1,380
7.875%, 10/01/18	1,675	1,755
Headwaters
11.375%, 11/01/14	835	913
Hexion US Finance
9.000%, 11/15/20 (B)	1,910	2,020
8.875%, 02/01/18	1,725	1,844
Huntsman International
8.625%, 03/15/20	435	473
8.625%, 03/15/21 (B)	255	275
7.375%, 01/01/15	560	573
5.500%, 06/30/16	485	469
Ineos Group Holdings PLC
8.500%, 02/15/16 (B)	790	752
Intertape Polymer
8.500%, 08/01/14	710	586
Lyondell Chemical
11.000%, 05/01/18	7,401	8,382
MacDermid
9.500%, 04/15/17 (B)	1,045	1,102
Millar Western Forest Products
7.750%, 11/15/13	1,040	985
Momentive Performance Materials
11.500%, 12/01/16	1,110	1,204
9.000%, 01/15/21 (B)	3,290	3,471
Momentive Performance Materials PIK
0.000%, 06/04/17	1,700	1,487
Nalco
6.625%, 01/15/19 (B)	185	189
NewPage
11.375%, 12/31/14	505	475
Noranda Aluminium Acquisition PIK
5.193%, 05/15/15 (D)	2,668	2,412
Nova Chemicals
8.625%, 11/01/19	420	459
Packaging Dynamics Finance
10.000%, 05/01/16 (B)	1,020	1,047
PE Paper Escrow GmbH
12.000%, 08/01/14 (B)	520	602
PH Glatfelter
7.125%, 05/01/16	250	259

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Plastipak Holdings
10.625%, 08/15/19 (B)	$590	$663
PolyOne
7.375%, 09/15/20	1,375	1,425
Pregis
12.375%, 10/15/13	1,421	1,393
Rain CII Carbon and CII Carbon
8.000%, 12/01/18 (B)	310	318
Reichhold Industries
9.000%, 08/15/14 (B)	1,969	1,738
Rhodia
6.875%, 09/15/20 (B)	1,970	1,997
Ryerson
12.000%, 11/01/15	1,215	1,279
Scotts Miracle-Gro
7.250%, 01/15/18	295	310
Sealed Air
7.875%, 06/15/17	1,120	1,232
Solo Cup
10.500%, 11/01/13	755	789
8.500%, 02/15/14	455	409
Solutia
8.750%, 11/01/17	1,150	1,259
7.875%, 03/15/20	865	926
Standard Steel
12.000%, 05/01/15 (B)	2,850	2,672
Steel Dynamics
7.625%, 03/15/20 (B)	785	840
Verso Paper Holdings
11.500%, 07/01/14	1,280	1,405
11.375%, 08/01/16	995	997
Vertellus Specialties
9.375%, 10/01/15 (B)	3,300	3,498
Viskase
9.875%, 01/15/18 (B)	1,075	1,121

		105,265

Telecommunication Services — 6.2%
Buccaneer Merger Sub
9.125%, 01/15/19 (B)	2,505	2,586
Cincinnati Bell
8.375%, 10/15/20	995	955
Clearwire Communications
12.000%, 12/01/15 (B)	5,550	5,994
12.000%, 12/01/15 (B)	5,285	5,695
12.000%, 12/01/17 (B)	260	269
Cricket Communications
10.000%, 07/15/15	475	509
Crown Castle International
9.000%, 01/15/15	1,840	2,029
Digicel
12.000%, 04/01/14 (B)	500	581
Digicel Group
10.500%, 04/15/18 (B)	2,190	2,409
8.250%, 09/01/17 (B)	2,244	2,300
GCI
8.625%, 11/15/19	1,540	1,667
Global Crossing
12.000%, 09/15/15	1,370	1,545
Inmarsat Finance
7.375%, 12/01/17 (B)	2,125	2,231
Intelsat
9.250%, 06/15/16	350	378

10	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2010

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Intelsat Jackson Holding
11.250%, 06/15/16	$3,475	$3,744
9.500%, 06/15/16	1,270	1,340
8.500%, 11/01/19 (B)	1,355	1,474
7.250%, 10/15/20 (B)	1,305	1,318
Intelsat Luxembourg
11.500%, 02/04/17	2,968	3,280
11.250%, 02/04/17	2,150	2,344
Intelsat Subsidiary Holding
8.875%, 01/15/15	1,150	1,182
8.875%, 01/15/15 (B)	320	327
ITC Deltacom
10.500%, 04/01/16	690	750
Level 3 Financing
10.000%, 02/01/18	3,320	3,187
4.344%, 02/15/15 (D)	125	108
Lucent Technologies
6.450%, 03/15/29	1,425	1,126
MetroPCS Wireless
7.875%, 09/01/18	2,305	2,391
NII Capital
10.000%, 08/15/16	1,390	1,539
Orascom Telecom Finance
7.875%, 02/08/14 (B)	1,800	1,692
PAETEC Holding
9.875%, 12/01/18 (B)	975	1,002
9.500%, 07/15/15	1,185	1,227
8.875%, 06/30/17	880	939
Qwest
7.500%, 06/15/23	1,015	1,007
7.250%, 09/15/25	350	367
7.250%, 10/15/35	1,200	1,176
6.875%, 09/15/33	225	221
Qwest Communications International, Ser B
7.500%, 02/15/14	1,635	1,655
Sable International Finance MTN
7.750%, 02/15/17 (B)	590	624
SBA Telecommunications
8.000%, 08/15/16	200	217
Sprint Capital
8.750%, 03/15/32	6,090	6,151
6.900%, 05/01/19	1,105	1,091
Telcordia Technologies
11.000%, 05/01/18 (B)	6,800	6,834
Telesat Canada
12.500%, 11/01/17	760	895
tw telecom holdings
8.000%, 03/01/18	1,585	1,684
Virgin Media Finance PLC
9.500%, 08/15/16	125	141
8.375%, 10/15/19	670	732
West
11.000%, 10/15/16	2,935	3,184
8.625%, 10/01/18 (B)	1,100	1,166
7.875%, 01/15/19 (B)	1,000	1,018
Wind Acquisition Finance
11.750%, 07/15/17 (B)	2,913	3,284
7.250%, 02/15/18 (B)	610	621
Windstream
8.625%, 08/01/16	1,920	2,030

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

8.125%, 09/01/18	$490	$515

		92,731

Utilities — 2.0%
AES
9.750%, 04/15/16	1,210	1,352
8.000%, 06/01/20	755	800
7.750%, 03/01/14	50	53
Calpine
7.875%, 07/31/20 (B)	2,737	2,771
7.500%, 02/15/21 (B)	2,212	2,179
Calpine Generating
14.320%, 04/01/11 (A) (D)	1,600	204
Edison Mission Energy
7.625%, 05/15/27	1,400	1,012
Elwood Energy
8.159%, 07/05/26	787	767
Energy Future Holdings
10.875%, 11/01/17	241	167
10.000%, 01/15/20 (B)	245	252
6.500%, 11/15/24	3,205	1,186
Energy Future Intermediate Holding
10.000%, 12/01/20	3,169	3,268
GenOn Escrow
9.500%, 10/15/18 (B)	690	686
Mirant (Escrow Security)
0.000%, 07/15/04 (A)	450	5
Mirant Americas Generation LLC
8.500%, 10/01/21	1,130	1,130
Mirant North America LLC
7.375%, 12/31/13	600	611
North American Energy Alliance
10.875%, 06/01/16 (B)	1,100	1,221
NRG Energy
8.500%, 06/15/19	2,185	2,256
8.250%, 09/01/20 (B)	1,555	1,594
7.375%, 02/01/16	1,665	1,707
7.375%, 01/15/17	2,900	2,987
Public Service of New Mexico
7.950%, 05/15/18	2,600	2,922
Puget Sound Energy
6.974%, 06/01/67 (D)	905	891
TXU, Ser P
5.550%, 11/15/14	200	122

		30,143

Total Corporate Obligations (Cost $1,191,803) ($ Thousands)		1,254,373

LOAN PARTICIPATIONS — 6.4%
AL Gulf Coast Terminals
6.750%, 06/02/16	494	479
Alliance Laundry Systems
6.750%, 09/23/16	21	21
6.250%, 09/23/16	1,527	1,544
Alliant Holdings I
0.000%, 08/21/14 (I)	500	503
American General Finance
7.250%, 04/08/15	3,610	3,661
Aspen Dental
7.750%, 10/06/16	1,000	1,000
Assurion
6.750%, 03/31/15	1,500	1,503

11	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2010

Description	Face Amount ($Thousands)	Market Value ($Thousands)

Asurion, 2nd Lien
6.762%, 07/03/15	$3,686	$3,471
Avaya
3.034%, 10/26/14	1,795	1,701
Aventine Renewable Energy Holdings
10.500%, 12/01/15	3,400	3,275
Boston Generating, 2nd Lien
8.500%, 06/20/14	700	17
Boston Generating, Mezzanine
11.250%, 12/20/16	215	1
CDW
4.260%, 10/12/14	694	685
Central Parking
2.562%, 05/22/14	608	473
Central Parking, 1st Lien
2.563%, 05/22/14	1,430	1,113
Claire’s Stores
3.044%, 05/27/14	904	833
3.038%, 05/27/14	150	139
Clear Channel
3.903%, 01/29/16	1,718	1,489
Clopay Ames True Temper Holding
7.750%, 09/30/16	1,700	1,704
Cristal Inorganic Chemicals
6.039%, 11/15/14	2,450	2,419
CTV, Term Loan B-14
0.000%, 12/27/14 (I)	555	554
DAE Aviation Holdings, Tranche B-1
3.750%, 07/31/14	360	354
DAE Aviation Holdings, Tranche B-2
4.040%, 09/27/14	348	341
4.030%, 09/27/14	1	1
Del Monte
0.000%, 01/30/15 (I)	1,090	1,090
Dex Media West
7.000%, 10/24/14	4	3
First Data, Initial Tranche B-1
3.003%, 09/24/14	952	880
First Data, Initial Tranche B-2
3.006%, 09/24/14	311	287
Gambro Aktiebolag
9.534%, 11/24/16	1,054	948
5.034%, 05/24/16	922	835
Georgia Pacific
2.302%, 12/20/12	149	149
2.289%, 12/20/12	16	16
Green Valley Ranch Gaming, 2nd Lien
3.507%, 08/06/14 (A)	2,000	38
Guitar Center
3.760%, 10/09/13	1,833	1,704
Harrah’s Operating
9.500%, 01/28/15	2,978	3,132
3.289%, 01/28/15	6	5
3.288%, 01/28/15	1,240	1,119
0.000%, 01/28/15 (I)	450	406
Iasis Healthcare
5.538%, 06/13/14	4,400	4,224
Ineos Group, Term Loan B-2
7.500%, 12/16/13	1,298	1,333

Description	Face Amount ($Thousands)	Market Value ($Thousands)

Ineos Group, Term Loan C-2
8.000%, 12/16/14	$1,488	$1,536
Infor Global Enterprise Solutions
6.506%, 03/02/14	917	689
Infor Global Solutions
8.260%, 08/29/14	3,745	1,606
Infor Global Solutions, 2nd Lien
6.506%, 03/02/14	1,583	1,189
Intelsat Jackson Holding
2.789%, 02/01/14	2,100	1,958
Medical Card
12.000%, 09/15/16	1,515	1,515
Merrill Communications
8.500%, 12/24/12	1,100	1,090
Metroflag, 2nd Lien
14.000%, 01/06/09 (A)	300	—
MGM Mirage
7.000%, 02/21/14	945	895
MGM MIrage
7.000%, 02/21/14	49	47
NBTY
6.250%, 07/14/17	1,450	1,469
NCO Group
7.500%, 05/15/13	727	714
7.250%, 05/15/13	261	256
Nelson Edu, Term Loan B-1L
0.000%, 07/05/14 (I)	1,000	888
Nuveen Investments, 2nd Lien
12.500%, 11/09/14	690	746
12.500%, 07/31/15	910	984
Obsidian Natural Gas Trust
7.000%, 11/02/15	2,967	2,997
Open Link Financial
10.250%, 11/06/15	2,250	2,351
OSI Restaurant Partners
2.625%, 06/14/13	68	65
2.625%, 06/14/14	3,647	3,476
0.122%, 06/14/13	184	176
Pinafore
6.750%, 09/21/16	987	999
PQ
6.760%, 06/14/14	1,297	1,246
Realogy
13.500%, 10/15/17	545	595
3.263%, 10/10/13	86	81
0.000%, 10/15/17 (I)	320	349
Realogy, Term B Loan
3.289%, 10/10/13	194	182
3.286%, 10/10/13	737	692
Rexnord, Term B Loan
7.296%, 03/01/13	2,348	1,890
Reynolds Group
6.500%, 05/05/16	2,500	2,527
Shield Finance
7.750%, 06/15/16	1,489	1,481
Simmons Holdco Unsecured
0.000%, 02/15/12	1,697	—
Smart Technologies
7.256%, 08/28/15	817	809

12	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2010

Description	Face Amount ($Thousands)	Market Value ($Thousands)

Summit Materials
0.000%, 12/15/15 (I)	$1,300	$1,295
Targa Resources
3.253%, 02/09/15	1,716	1,639
Texas Competitive Electric Holdings, Term Loan B-2
3.789%, 10/10/14	13	10
3.764%, 10/10/14	4,213	3,254
3.753%, 10/10/14	2,674	2,065
Texas Competitive Electric Holdings, Term Loan B-3
3.789%, 10/10/14	1	1
3.764%, 10/10/14	371	286
Texas Competitive Electriv Holdings
3.764%, 10/10/14	8	6
Tronox
7.000%, 10/14/15	1,410	1,418
Vertafore
9.750%, 10/27/17	450	454
6.750%, 08/06/16	1,995	2,003
Wide Open West Finance
8.500%, 06/27/15	—	—
6.512%, 06/27/15	3,279	2,894
Zuffa
7.500%, 06/18/15	1,733	1,776

Total Loan Participations (Cost $95,883) ($ Thousands)		96,049

COLLATERALIZED DEBT OBLIGATIONS — 3.0%

Financials — 1.9%
ACAS Business Loan Trust, Ser 2007- 2A, Cl A
0.680%, 11/18/19 (B) (D)	825	758
ACAS CLO, Ser 2007-1A, Cl A1J
0.599%, 04/20/21 (B) (D)	5,207	4,270
CIFC Funding, Ser 2007-3A, Cl B
1.538%, 07/26/21 (B) (D)	2,500	1,761
CIT CLO, Ser 2007-1A, Cl E
5.304%, 06/20/21 (D)	800	520
CIT CLO, Ser 2007-1A, Cl D
2.304%, 06/20/21 (B) (D)	2,800	1,764
Connecticut Valley Structured Credit CDO, Ser 2006-3A, Cl NOTE
0.000%, 03/23/23 (B)	2,200	11
De Meer Middle Market CLO, Ser 2006-1A, Cl INC
0.000%, 10/20/18 (B)	3,366	1,010
Duane Street CLO, Ser 2007-5A, Cl SN
0.000%, 10/14/21 (B)	3,300	1,650
Emporia Preferred Funding, Ser 2007- 3A, Cl C
1.188%, 04/23/21 (B) (D)	1,708	1,230
Peritus I CDO, Ser 2005-1A, Cl C
9.000%, 05/24/15 (B)	12,251	9,434
Peritus I CDO, Ser 2007-1A
0.000%, 12/19/17	3,750	1,950
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.587%, 08/01/21 (B) (D)	5,656	4,398

		28,756

Description	Face Amount ($Thousands) / Shares	Market Value ($Thousands)

Other Asset-Backed Securities — 1.1%
Brentwood CLO, Ser 2006-1A, Cl B
0.754%, 11/15/20 (B) (D)	$2,392	$1,608
FM Leveraged Capital Fund, Ser 2006- 2A, Cl B
0.754%, 11/15/20 (B) (D)	3,157	2,462
FM Leveraged Capital Fund, Ser 2006- 2A, Cl D
1.884%, 11/15/20 (B) (D)	694	434
Grayson CLO, Ser 2006-1A, Cl A1B
0.647%, 11/01/21 (B) (D)	6,394	4,508
Rockwall CDO, Ser 2006-1A, Cl A2L
0.937%, 08/01/21 (B) (D)	3,017	1,720
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.537%, 08/01/24 (B) (D)	5,866	4,693
Stone Tower CDO, Ser 2004-1A, Cl A1LA
0.788%, 01/29/20 (B) (D)	1,440	1,224

		16,649

Total Collateralized Debt Obligations (Cost $45,390) ($ Thousands)		45,405

ASSET-BACKED SECURITIES — 0.6%

Other Asset-Backed Securities — 0.6%
Airplanes Pass Through Trust, Ser 2001-1A
0.810%, 03/15/19 (D)	1,868	1,233
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (B)	1,169	1,199
Newstar Trust, Ser 2007-1A, Cl A1
0.534%, 09/30/22 (B) (D)	7,411	6,522

Total Asset-Backed Securities (Cost $8,524) ($ Thousands)		8,954

PREFERRED STOCK — 0.5%
Axis Capital Holdings
1.875%	13	1,155
Dana Holding (B)
4.000%	5	782
General Motors *
4.750%	5	259
Ally Financial (B)
17.310%	5	4,721
SandRidge Energy
8.500%	6	664

Total Preferred Stock (Cost $5,450) ($ Thousands)		7,581

COMMON STOCK — 0.5%
Aventine Renewable Energy Holdings * (B)	66,516	1,580
Core-Mark Holding *	861	31
Dana Holding *	64,570	1,111
Dex One *	31,547	235
LyondellBasell Industries, Cl A *	119,055	4,096
Neenah Enterprises *	17,244	60
Quad *	74	3

13	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2010

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Shreveport Gaming Holdings	13,948	$102
Solutia *	186	4
United Continental Holdings *	35	1
VSS AHC, Cl A *(G) (H)	38,453	458
Winn-Dixie Stores *	419	3

Total Common Stock (Cost $6,232) ($ Thousands)		7,684

AUCTION RATE PREFERRED SECURITIES — 0.4%
BlackRock Insured Municipal Income Trust	14	1,155
BlackRock Municipal Income Trust	42	3,486
BlackRock MuniVest Fund	13	1,071
BlackRock MuniYield Insured Fund	11	882

Total Auction Rate Preferred Securities (Cost $6,586) ($ Thousands)		6,594

CONVERTIBLE BONDS — 0.3%
Hologic CV to 25.9110
2.000%, 12/15/37	$970	908
Leap Wireless International CV to 10.729
4.500%, 07/15/14	1,242	1,112
Liberty Media CV to 16.7764
3.750%, 02/15/30	540	297
Liberty Media CV to 22.94686
4.000%, 11/15/29	1,210	690
Lions Gate Entertainment CV to 86.9565
2.938%, 10/15/24	1,124	1,104
Live Nation Entertainment
2.875%, 07/15/27	579	518
Mirant CV to 14.7167
0.000%, 06/15/21 (A)	2,200	4
Vector Group CV to 59.3618
3.875%, 06/15/26 (D)	415	480

Total Convertible Bonds (Cost $4,757) ($ Thousands)		5,113

PURCHASED OPTION — 0.0%
March 2011 Put, Expires 03/19/2011 Strike Price $100 *	17,200,000	178

Total Purchased Option (Cost $550) ($ Thousands)		178

	Number of Warrants
WARRANTS — 0.0%
Alion Science & Technology, Expires 03/15/17*	2,600	—
Grande Communications, Expires 04/01/11*	850	—

Total Warrants (Cost $8) ($ Thousands)		—

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.,
0.210% † ** (F)	6,000	$6

Total Affiliated Partnership (Cost $6) ($ Thousands)		6

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A,
0.110% † **	52,393,577	52,394

Total Cash Equivalent (Cost $52,394) ($ Thousands)		52,394

Total Investments — 98.6% (Cost $1,417,583) ($ Thousands) ††		$1,484,331

14	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2010

A summary of outstanding swap agreements held by the Fund at December 31, 2010, is as follows:

Credit Default Swap
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Barclays Bank PLC	CDX.NA.HY.SERIES 13 12/14	BUY	5.00	12/20/14	14,355	$(1,671)

						$(1,671)

Percentages are based on a Net Assets of $1,504,959 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2010.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Security in default on interest payments.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on December 31, 2010. The coupon on a step bond changes on a specified date.

(D)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effects as of December 31, 2010. The date reported on the Schedule of Investments is the next reset date.

(E)	This security or a partial position of this security is on loan at December 31, 2010. The total value of securities on loan at December 31, 2010 was $1 ($ Thousands).

(F)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2010 was $6 ($ Thousands).

(G)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of December 31, 2010 was $1,592 ($ Thousands) and represented 0.11% of Net Assets.

(H)	Security considered illiquid and restricted. The total market value of such securities as of December 31, 2010 was $1,592 ($ Thousands) and represented 0.11% of Net Assets.

(I)	Unsettled bank loans. Interest rate not available.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LLC — Limited Liability Company

LLP — Limited Liability Partnership

L.P. — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

Ser — Series

Amounts designated as “—” are $O or have been rounded to $O

††	At December 31, 2010, the tax basis cost of the Fund’s investments was $1,417,583 ($ Thousands), and the unrealized appreciation and depreciation were $99,175 ($ Thousands) and $(32,427) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

15	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

High Yield Bond Fund

December 31, 2010

A summary of restricted securities held by the Fund as of December 31, 2010, is as follows:

	Number of Shares/ Face Amount ($Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Aventine Renewable Energy Holdings	986	04/17/10	04/17/10	$919	$1,038	0.07%
Quebecore Media	1,915	09/24/09	09/24/09	—	96	0.01
VSS AHC, Cl A	38,453	10/08/09	10/08/09	485	458	0.03

				$1,404	$1,592	0.11%

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,239,615	14,758	$1,254,373
Collateralized Debt Obligations	—	—	45,405	45,405
Preferred Stock	782	6,799	—	7,581
Asset-Backed Securities	—	2,432	6,522	8,954
Common Stock	5,484	—	2,200	7,684
Auction Rate Preferred Securities	—	—	6,594	6,594
Convertible Bonds	—	5,109	4	5,113
Warrants	—	—	—	—
Purchased Option	—	178	—	178
Loan Participations	—	83,452	12,597	96,049
Affiliated Partnership	—	6	—	6
Cash Equivalent	52,394	—	—	52,394

Total Investments in Securities	$58,660	$1,337,591	$88,080	$1,484,331

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swap*	$—	$(1,671)	$—	$(1,671)

*	Swaps are valued at the unrealized appreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Corporate Obligations	Collateralized Debt Obligations	Auction Rate Preferred Securities	Common Stock	Convertible Bonds	Loan Participations	Asset-Backed Securities
Beginning balance as of October 1, 2010	$13,812	$38,280	$6,515	$2,273	$4	$10,626	$—
Accrued discounts/premiums	(123)	196	—	—	—	(46)	11
Realized gain/(loss)	306	(5,378)	—	—	—	(14)	—
Change in unrealized appreciation/(depreciation)	421	12,841	79	(133)	—	(70)	45
Net purchases/sales	(1,569)	(534)	—	—	—	(1,331)	6,466
Net transfer in and/or out of Level 3	1,911	—	—	60	—	3,432	—

Ending balance as of December 31, 2010	$14,758	$45,405	$6,594	$2,200	$4	$12,597	$6,522

Changes in unrealized gains (losses) included in earnings

Related to securities held at reporting date	$69	$5,238	$79	$(133)	$—	$(50)	$—

During the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

16	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Real Return Fund

December 31, 2010

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 97.9%
U.S. Treasury Bond TIPS
3.000%, 07/15/12	$12,925	$16,700
2.000%, 04/15/12 to 07/15/14	77,950	94,434
1.875%, 07/15/13 to 07/15/15	28,245	35,191
1.625%, 01/15/15	27,250	33,283
1.250%, 04/15/14	17,475	18,992
0.625%, 04/15/13	24,625	26,251
0.500%, 04/15/15	38,800	40,026
Total U.S. Treasury Obligations (Cost $260,533) ($ Thousands)		264,877

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110% * †	4,236,843	4,237

Total Cash Equivalent (Cost $4,237) ($ Thousands)		4,237

Total Investments — 99.5% (Cost $264,771) ($ Thousands) ‡		$269,114

A summary of the open futures contracts held by the Fund at December 31, 2010, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized (Depreciation) ($ Thousands)
U.S. 5-Year Treasury Note	(107)	Apr-2011	$(12)

For the period ended December 31, 2010, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $270,586 ($ Thousands).

*	Rate shown is the 7-day effective yield as of December 31, 2010.

†	Investment in Affiliated Security.

Cl — Class

TIPS — Treasury Inflation Protected Security

Amounts designated as “—” are $O or have been rounded to $O

‡	At December 31, 2010, the tax basis cost of the Fund’s investments was $264,771 ($ Thousands), and the unrealized appreciation and depreciation were $4,665 ($ Thousands) and $(322) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Real Return Fund

December 31, 2010

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$264,877	$—	$264,877
Cash Equivalent	4,237	—	—	4,237

Total Investments in Securities	$4,237	$264,877	$—	$269,114

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(12)	$—	$—	$(12)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

During the year ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the year ended December 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

2	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Schedule of Investments (Unaudited)

Multi-Strategy Alternative Fund

December 31 , 2010

Description	Shares	Market Value ($ Thousands)

REGISTERED INVESTMENT COMPANIES — 96.9%
Aberdeen Equity Long Short Fund, Institutional Class	1,086,128	$12,643
AQR Diversified Arbitrage Fund, Class I	2,235,348	24,902
AQR Managed Futures Strategy Fund, Class I	1,911,033	19,684
Driehaus Active Income Fund	2,780,235	30,722
DWS Disciplined Market Neutral Fund, Institutional Class	1,061,975	10,014
Eaton Vance Global Macro Absolute Return Fund, Class I	2,276,487	23,379
JPMorgan Research Market Neutral Fund, Institutional Class	1,665,682	25,801
Manager AMG FW Alternative Fund, Institutional Class *	1,180,007	11,352
Merger Fund	1,888,738	29,804
TFS Market Neutral Fund	1,441,371	21,217
Turner Spectrum Fund, Institutional Class	707,530	8,129

Total Registered Investment Companies (Cost $218,106) ($ Thousands)		217,647

CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.110% ** †	9,418,564	9,419

Total Cash Equivalent (Cost $9,419) ($ Thousands)		9,419

Total Investments — 101.1% (Cost $227,525) ($ Thousands) ‡		$227,066

Percentages are based on Net Assets of $224,640 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2010.

†	Investment in Affiliated Security.

Cl — Class

Amounts designated as “—” are $O or have been rounded to $O

‡	At December 31, 2010, the tax basis cost of the Fund’s investments was $227,525 ($ Thousands), and the unrealized appreciation and depreciation were $2,010 ($ Thousands) and ($2,469) ($ Thousands) respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$217,647	$—	$—	$217,647
Cash Equivalent	9,419	—	—	9,419

Total Investments in Securities	$227,066	$—	$—	$227,066

During the period ended December 31, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

During the period ended December 31, 2010, there have been no significant transfers between Level 2 and Level 3 assets and liabilities.

1	SEI Institutional Managed Trust / Quarterly Report / December 31, 2010

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/s/ Robert Nesher
Robert A. Nesher, President & CEO

Date March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert Nesher
Robert A. Nesher, President & CEO

Date: March 1, 2011

By	/s/ Stephen Panner
Stephen F. Panner, Controller & CFO

Date: March 1, 2011